  AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 17, 2018


                                                     REGISTRATION NOS. 033-47927
                                                                       811-06025
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    FORM N-6


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                   POST-EFFECTIVE AMENDMENT NO. 32                     [X]
                                     AND/OR
    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 85                            [X]

                     METROPOLITAN LIFE SEPARATE ACCOUNT UL
                           (Exact Name of Registrant)


                      METROPOLITAN LIFE INSURANCE COMPANY
                              (Name of Depositor)


                                200 Park Avenue
                               New York, NY 10166
              (Address of depositor's principal executive offices)


        DEPOSITOR'S TELEPHONE NUMBER INCLUDING AREA CODE (212) 578-9500



                             STEPHEN W. GAUSTER, ESQ.
               Senior Vice President and Interim General Counsel

                      Metropolitan Life Insurance Company
                                200 Park Avenue
                               New York, NY 10166
                    (Name and address of agent for service)


                                    COPY TO:



                                W. THOMAS CONNER

                               Vedder Price P.C.
                           1633 Broadway, 31st Floor
                            New York, New York 10019

Approximate Date of Proposed Public Offering: on April 30, 2018 or as soon thereafter as practicable

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)

[X] on April 30, 2018 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Interests in Metropolitan Life Separate Account UL, which funds certain Variable Universal Life Insurance Policies.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE:

This registration statement incorporates by reference the prospectuses and supplements dated May 1, 2017, May 1, 2016, May 1, 2015, April 28, 2014, April 29, 2013, April 30, 2012, May 1, 2011, May 1, 2010, May 1, 2009 and April 28,
2008 for the Equity Advantage VUL Policy, each as filed in Post-Effective Amendment No. 30 filed April 14, 2016, Post-Effective Amendment No. 29 filed April 15, 2015, Post-Effective Amendment No. 28 filed April 11, 2014, Post-Effective Amendment No. 27 filed April 11, 2013, Post-Effective Amendment No. 26 filed April 12, 2012, Post-Effective Amendment No. 25 filed April 13, 2011, Post-Effective Amendment No. 24 filed April 16, 2010, Post-Effective Amendment No. 23 filed April 16, 2009 and Post- Effective Amendment No. 22 filed April 18, 2008, respectively, to the Registration Statement on Form N-6 (File No. 033-47927); and

This registration statement incorporates by reference the prospectuses and supplements dated April 28, 2008, April 30, 2007, May 1, 2006, May 1, 2005, May 1, 2004 and May 1, 2003 for the UL II Policy, each as filed in Post- Effective Amendment No. 22 filed April 18, 2008, Post-Effective Amendment No. 21 filed April 18, 2007, Post-Effective Amendment No. 20 filed April 25, 2006, Post -Effective Amendment No. 19 filed April 29, 2005, Post-Effective Amendment No. 18 filed April 30, 2004 and Post-Effective Amendment No. 17 filed April 29, 2003, respectively, to the Registration Statement on Form N-6 (File No. 033-47927).

                      METROPOLITAN LIFE INSURANCE COMPANY

  EQUITY ADVANTAGE VUL -- FLEXIBLE PREMIUM MULTIFUNDED LIFE INSURANCE POLICIES


         UL II -- FLEXIBLE PREMIUM MULTIFUNDED LIFE INSURANCE POLICIES



                       Supplement Dated April 30, 2018 to

Prospectus Dated April 28, 2008 as previously amended (for Equity Advantage
                                      VUL)
         Prospectus Dated May 1, 2003 as previously amended (for UL II)


This supplement updates certain information contained in your last prospectus, as annually and periodically supplemented. You should read and retain this supplement with your Policy. We will send you an additional copy of your most recent prospectus (and any previous supplements thereto), without charge, on written request sent to Metropolitan Life Insurance Company ("MetLife"), P.O. Box 543, Warwick, RI 02887-0543. Equity Advantage VUL and UL II Policies ARE NO LONGER AVAILABLE FOR SALE.

You allocate net premiums to and may transfer cash value among the available Divisions (a Division may be referred to as "Investment Division" in your Policy and marketing materials) of Metropolitan Life Separate Account UL (and, for Equity Advantage VUL, the Fixed Account). Each available Division, in turn, invests in the shares of one of the following Portfolios:


AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)
     American Funds Bond Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund

BRIGHTHOUSE FUNDS TRUST I (CLASS A)
     Brighthouse Asset Allocation 100 Portfolio
   Brighthouse/Wellington Large Cap Research Portfolio

     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio

     Harris Oakmark International Portfolio

     Invesco Small Cap Growth Portfolio
     MFS(R) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio
     T. Rowe Price Mid Cap Growth Portfolio

   Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value
      Portfolio)
BRIGHTHOUSE FUNDS TRUST II (CLASS A)

     Baillie Gifford International Stock Portfolio
     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     BlackRock Ultra-Short Term Bond Portfolio******
     Brighthouse Asset Allocation 20 Portfolio
     Brighthouse Asset Allocation 40 Portfolio
     Brighthouse Asset Allocation 60 Portfolio
     Brighthouse Asset Allocation 80 Portfolio
     Brighthouse/Artisan Mid Cap Value Portfolio
     Brighthouse/Wellington Balanced Portfolio
   Brighthouse/Wellington Core Equity Opportunities Portfolio

     Frontier Mid Cap Growth Portfolio
     Jennison Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio

     MetLife Aggregate Bond Index Portfolio

     MetLife Mid Cap Stock Index Portfolio

     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio

     MetLife Stock Index Portfolio
     MFS(R) Total Return Portfolio
     MFS(R) Value Portfolio
     Neuberger Berman Genesis Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Management U.S. Government Portfolio


--------
* The BlackRock Ultra-Short Term Bond Portfolio is not available for Equity Advantage VUL Policies.


The prospectuses for the Portfolios describe in greater detail an investment in the Portfolios. YOU CAN OBTAIN PROSPECTUSES FOR THE PORTFOLIOS BY CALLING 1-800-638-5000.

SENDING COMMUNICATIONS AND PAYMENTS TO US

You can communicate all of your requests, instructions and notifications to us by contacting us in writing at our Designated Office. We may require that certain requests, instructions and notifications be made on forms that we provide. These include: changing your beneficiary; taking a Policy loan; -changing your death benefit option; taking a partial withdrawal; surrendering your Policy; making transfer requests(including elections with respect to the automated investment strategies) or changing your premium allocations. As of the date of this prospectus, requests for partial withdrawals and Policy loans must be in writing. However, you should contact us at 1-800-MET-5000 for our current procedures. Below is a list of our Designated Offices for various functions. We may name additional or alternate Designated Offices. If we do, we will notify you in writing. You may also contact us at 1-800-MET-5000 for information on where to direct communication regarding any function not listed below or for any other inquiry.


                   FUNCTION                                DESIGNATED OFFICE ADDRESS
 Premium Payments                               MetLife, P.O. Box 371351, Pittsburgh, PA
                                                15250-7351
 Payment Inquiries                              MetLife, P.O. Box 354, Warwick, RI 02887-0354
 Surrenders, Withdrawals, Loans, Investment     MetLife, P.O. Box 543, Warwick, RI 02887-0543
  Division Transfers, Premium Reallocation
 Death Claims                                   MetLife, P.O. Box 353, Warwick, RI 02887-0353
 Beneficiary & Ownership                        MetLife, P.O. Box 313, Warwick, RI 02887-0313
 Address Changes                                MetLife, 500 Schoolhouse Road, Johnstown, PA
                                                15904
                                                Attn: Data Integrity

If you send your premium payments or transaction requests to an address other than the one we have designated for receipt of such premium payments or requests, we may return the premium payment to you, or there may be a delay in applying the premium payment or transaction to your Policy.


Our variable life insurance business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable life insurance policies). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as individual Owners and their Policies. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

FEE TABLES

The following replaces the section entitled "Annual Portfolio Operating
Expenses".


ANNUAL PORTFOLIO OPERATING EXPENSES


The following tables describe the fees and expenses that the Portfolios charge and a Policy Owner will pay if premium is allocated to the Portfolios during the time that he or she owns a Policy. The first table shows the minimum and maximum fees and expenses charged by the Portfolios for the fiscal year ended December 31, 2017. More detail concerning each Portfolio's fees and expenses is contained in the table that follows this table and in the prospectuses for the Portfolios. Certain Portfolios may impose a redemption fee in the future.

The next table describes the annual operating expenses for each Portfolio for the year ended December 31, 2017, as a percentage of the Portfolio's average daily net assets for the year (before and after fee waivers and expense reimbursements).



MINIMUM AND MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES


                                                                                   MINIMUM     MAXIMUM
 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
 (expenses that are deducted from Portfolio assets, including management fees,
  distribution and/or service (12b-1) fees, and other expenses)                    0.27%       1.00%

PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Portfolio fees and expenses, please refer to the prospectus for each Portfolio.



                                                                           ACQUIRED
                                                 DISTRIBUTION                FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                    AND/OR                   FEES       ANNUAL        AND/OR       ANNUAL
                                    MANAGEMENT      SERVICE       OTHER       AND     OPERATING      EXPENSE      OPERATING
PORTFOLIO                               FEE      (12B-1) FEES   EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
 AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
 American Funds Bond Fund             0.36%     0.25%            0.02%      --         0.63%       --              0.63%
 American Funds Global Small
  Capitalization Fund                 0.70%     0.25%            0.04%      --         0.99%       --              0.99%
 American Funds Growth Fund           0.33%     0.25%            0.02%      --         0.60%       --              0.60%
 American Funds Growth-Income
  Fund                                0.26%     0.25%            0.02%      --         0.53%       --              0.53%
 BRIGHTHOUSE FUNDS TRUST I --
  CLASS A
 Brighthouse Asset Allocation 100
  Portfolio                           0.07%     --               0.01%    0.67%        0.75%       --              0.75%
 Brighthouse/Wellington Large
  Cap Research Portfolio              0.56%     --               0.02%      --         0.58%     0.04%             0.54%
 Clarion Global Real Estate
  Portfolio                           0.61%     --               0.05%      --         0.66%       --              0.66%
 ClearBridge Aggressive Growth
  Portfolio                           0.55%     --               0.03%      --         0.58%     0.02%             0.56%
 Harris Oakmark International
  Portfolio                           0.77%     --               0.04%      --         0.81%     0.02%             0.79%
 Invesco Small Cap Growth
  Portfolio                           0.85%     --               0.03%      --         0.88%     0.02%             0.86%

                                                                           ACQUIRED
                                                 DISTRIBUTION                FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                    AND/OR                   FEES       ANNUAL        AND/OR       ANNUAL
                                    MANAGEMENT      SERVICE       OTHER       AND     OPERATING      EXPENSE      OPERATING
PORTFOLIO                               FEE      (12B-1) FEES   EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
 MFS(R) Research International
  Portfolio                           0.69%          --        0.05%        --         0.74%     0.10%           0.64%
 Morgan Stanley Mid Cap Growth
  Portfolio                           0.65%          --        0.04%        --         0.69%     0.02%           0.67%
 Oppenheimer Global Equity
  Portfolio                           0.66%          --        0.04%        --         0.70%     0.10%           0.60%
 PIMCO Inflation Protected Bond
  Portfolio                           0.47%          --        0.50%        --         0.97%     0.01%           0.96%
 PIMCO Total Return Portfolio         0.48%          --        0.08%        --         0.56%     0.03%           0.53%
 SSGA Growth and Income ETF
  Portfolio                           0.31%          --        0.01%      0.20%        0.52%       --            0.52%
 SSGA Growth ETF Portfolio            0.32%          --        0.02%      0.21%        0.55%       --            0.55%
 T. Rowe Price Mid Cap Growth
  Portfolio                           0.75%          --        0.03%        --         0.78%       --            0.78%
 Victory Sycamore Mid Cap Value
  Portfolio                           0.65%          --        0.03%        --         0.68%     0.09%           0.59%
 BRIGHTHOUSE FUNDS TRUST II --
  CLASS A
 Baillie Gifford International
  Stock Portfolio                     0.79%          --        0.06%        --         0.85%     0.12%           0.73%
 BlackRock Bond Income
  Portfolio                           0.33%          --        0.18%        --         0.51%       --            0.51%
 BlackRock Capital Appreciation
  Portfolio                           0.69%          --        0.03%        --         0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term
  Bond Portfolio                      0.35%          --        0.04%        --         0.39%     0.03%           0.36%
 Brighthouse Asset Allocation 20
  Portfolio                           0.09%          --        0.03%      0.57%        0.69%     0.02%           0.67%
 Brighthouse Asset Allocation 40
  Portfolio                           0.06%          --          --       0.59%        0.65%       --            0.65%
 Brighthouse Asset Allocation 60
  Portfolio                           0.05%          --          --       0.61%        0.66%       --            0.66%
 Brighthouse Asset Allocation 80
  Portfolio                           0.05%          --        0.01%      0.64%        0.70%       --            0.70%
 Brighthouse/Artisan Mid Cap
  Value Portfolio                     0.82%          --        0.03%        --         0.85%     0.05%           0.80%
 Brighthouse/Wellington Balanced
  Portfolio                           0.46%          --        0.08%        --         0.54%       --            0.54%
 Brighthouse/Wellington Core
  Equity Opportunities Portfolio      0.70%          --        0.02%        --         0.72%     0.11%           0.61%
 Frontier Mid Cap Growth
  Portfolio                           0.71%          --        0.04%        --         0.75%     0.02%           0.73%
 Jennison Growth Portfolio            0.60%          --        0.02%        --         0.62%     0.08%           0.54%
 Loomis Sayles Small Cap Core
  Portfolio                           0.90%          --        0.07%      0.03%        1.00%     0.08%           0.92%
 Loomis Sayles Small Cap Growth
  Portfolio                           0.90%          --        0.07%        --         0.97%     0.09%           0.88%
 MetLife Aggregate Bond Index
  Portfolio                           0.25%          --        0.03%        --         0.28%     0.01%           0.27%
 MetLife Mid Cap Stock Index
  Portfolio                           0.25%          --        0.04%      0.01%        0.30%       --            0.30%

                                                                         ACQUIRED
                                               DISTRIBUTION                FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                  AND/OR                   FEES       ANNUAL        AND/OR       ANNUAL
                                  MANAGEMENT      SERVICE       OTHER       AND     OPERATING      EXPENSE      OPERATING
PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
 MetLife MSCI EAFE(R) Index
  Portfolio                         0.30%          --          0.07%    0.01%        0.38%       --              0.38%
 MetLife Russell 2000(R) Index
  Portfolio                         0.25%          --          0.06%    0.01%        0.32%       --              0.32%
 MetLife Stock Index Portfolio      0.25%          --          0.02%    --           0.27%     0.01%             0.26%
 MFS(R) Total Return Portfolio      0.56%          --          0.05%    --           0.61%       --              0.61%
 MFS(R) Value Portfolio             0.62%          --          0.02%    --           0.64%     0.06%             0.58%
 Neuberger Berman Genesis
  Portfolio                         0.81%          --          0.04%    --           0.85%     0.01%             0.84%
 T. Rowe Price Large Cap Growth
  Portfolio                         0.60%          --          0.02%    --           0.62%     0.05%             0.57%
 T. Rowe Price Small Cap Growth
  Portfolio                         0.47%          --          0.03%    --           0.50%       --              0.50%
 Western Asset Management
  Strategic Bond Opportunities
  Portfolio                         0.56%          --          0.04%    --           0.60%     0.06%             0.54%
 Western Asset Management
  U.S. Government Portfolio         0.47%          --          0.02%    --           0.49%     0.01%             0.48%



The information shown in the table above was provided by the Portfolios. Certain Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from April 30, 2018 through April 30, 2019. These arrangements can be terminated with respect to these Portfolios only with the approval of the Portfolio's board of directors or trustees. Please see the Portfolios' prospectuses for additional information regarding these arrangements.


Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


We are waiving the following amount of the Mortality and Expense Risk Charge: an amount equal to the underlying portfolio expenses that are in excess of 0.62% for the Division investing in the Oppenheimer Global Equity
Portfolio (Class A).


The fee and expense information regarding the Portfolios was provided by those Portfolios. None of the Portfolios are affiliated with MetLife, although MetLife serves as the sub-advisor for five of the Portfolios for which it receives a fee from the Portfolio's adviser for providing such sub-advisory services.

THE FUNDS AND THEIR PORTFOLIOS

The following replaces the section entitled "Management of the Portfolios".


MANAGEMENT OF PORTFOLIOS


Each Portfolio has an investment adviser who is responsible for overall management of the Portfolio. These investment advisers have contracted with sub-advisers to make the day-to-day investment decisions for some of the Portfolios.


The adviser, any sub-adviser and investment objective of each Portfolio are as follows:



                     PORTFOLIO                               INVESTMENT OBJECTIVE           INVESTMENT ADVISER/SUBADVISER
 AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Bond Fund                            Seeks as high a level of current      Capital Research and
                                                     income as is consistent with the      Management Companysm
                                                     preservation of capital.
 American Funds Global Small Capitalization Fund     Seeks long-term growth of             Capital Research and
                                                     capital.                              Management Companysm
 American Funds Growth Fund                          Seeks growth of capital.              Capital Research and
                                                                                           Management Companysm
 American Funds Growth-Income Fund                   Seeks long-term growth of capital     Capital Research and
                                                     and income.                           Management Companysm
 BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 Brighthouse Asset Allocation 100 Portfolio          Seeks growth of capital.              Brighthouse Investment
                                                                                           Advisers, LLC
 Brighthouse/Wellington Large Cap Research           Seeks long-term capital               Brighthouse Investment
  Portfolio                                          appreciation.                         Advisers, LLC
                                                                                           Subadviser: Wellington
                                                                                           Management Company LLP
 Clarion Global Real Estate Portfolio                Seeks total return through            Brighthouse Investment
                                                     investment in real estate             Advisers, LLC
                                                     securities, emphasizing both          Subadviser: CBRE Clarion
                                                     capital appreciation and current      Securities LLC
                                                     income.
 ClearBridge Aggressive Growth Portfolio             Seeks capital appreciation.           Brighthouse Investment
                                                                                           Advisers, LLC
                                                                                           Subadviser: ClearBridge
                                                                                           Investments, LLC
 Harris Oakmark International Portfolio              Seeks long-term capital               Brighthouse Investment
                                                     appreciation.                         Advisers, LLC
                                                                                           Subadviser: Harris Associates
                                                                                           L.P.
 Invesco Small Cap Growth Portfolio                  Seeks long-term growth of             Brighthouse Investment
                                                     capital.                              Advisers, LLC
                                                                                           Subadviser: Invesco Advisers,
                                                                                           Inc.
 MFS(R) Research International Portfolio             Seeks capital appreciation.           Brighthouse Investment
                                                                                           Advisers, LLC
                                                                                           Subadviser: Massachusetts
                                                                                           Financial Services Company
 Morgan Stanley Mid Cap Growth Portfolio             Seeks capital appreciation.           Brighthouse Investment
                                                                                           Advisers, LLC
                                                                                           Subadviser: Morgan Stanley
                                                                                           Investment Management Inc.
 Oppenheimer Global Equity Portfolio                 Seeks capital appreciation.           Brighthouse Investment
                                                                                           Advisers, LLC
                                                                                           Subadviser: OppenheimerFunds,
                                                                                           Inc.

                    PORTFOLIO                              INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
 PIMCO Inflation Protected Bond Portfolio          Seeks maximum real return,            Brighthouse Investment
                                                   consistent with preservation of       Advisers, LLC
                                                   capital and prudent investment        Subadviser: Pacific Investment
                                                   management.                           Management Company LLC
 PIMCO Total Return Portfolio                      Seeks maximum total return,           Brighthouse Investment
                                                   consistent with the preservation      Advisers, LLC
                                                   of capital and prudent investment     Subadviser: Pacific Investment
                                                   management.                           Management Company LLC
 SSGA Growth and Income ETF Portfolio              Seeks growth of capital and           Brighthouse Investment
                                                   income.                               Advisers, LLC
                                                                                         Subadviser: SSGA Funds
                                                                                         Management, Inc.
 SSGA Growth ETF Portfolio                         Seeks growth of capital.              Brighthouse Investment
                                                                                         Advisers, LLC
                                                                                         Subadviser: SSGA Funds
                                                                                         Management, Inc.
 T. Rowe Price Mid Cap Growth Portfolio            Seeks long-term growth of             Brighthouse Investment
                                                   capital.                              Advisers, LLC
                                                                                         Subadviser: T. Rowe Price
                                                                                         Associates, Inc.
 Victory Sycamore Mid Cap Value Portfolio          Seeks high total return by            Brighthouse Investment
                                                   investing in equity securities of     Advisers, LLC
                                                   mid-sized companies.                  Subadviser: Victory Capital
                                                                                         Management Inc.
 BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 Baillie Gifford International Stock Portfolio     Seeks long-term growth of             Brighthouse Investment
                                                   capital.                              Advisers, LLC
                                                                                         Subadviser: Baillie Gifford
                                                                                         Overseas Limited
 BlackRock Bond Income Portfolio                   Seeks a competitive total return      Brighthouse Investment
                                                   primarily from investing in           Advisers, LLC
                                                   fixed-income securities.              Subadviser: BlackRock Advisors,
                                                                                         LLC
 BlackRock Capital Appreciation Portfolio          Seeks long-term growth of             Brighthouse Investment
                                                   capital.                              Advisers, LLC
                                                                                         Subadviser: BlackRock Advisors,
                                                                                         LLC
 BlackRock Ultra-Short Term Bond Portfolio         Seeks a high level of current         Brighthouse Investment
                                                   income consistent with                Advisers, LLC
                                                   preservation of capital.              Subadviser: BlackRock Advisors,
                                                                                         LLC
 Brighthouse Asset Allocation 20 Portfolio         Seeks a high level of current         Brighthouse Investment
                                                   income, with growth of capital as     Advisers, LLC
                                                   a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio         Seeks high total return in the        Brighthouse Investment
                                                   form of income and growth of          Advisers, LLC
                                                   capital, with a greater emphasis
                                                   on income.
 Brighthouse Asset Allocation 60 Portfolio         Seeks a balance between a high        Brighthouse Investment
                                                   level of current income and           Advisers, LLC
                                                   growth of capital, with a greater
                                                   emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio         Seeks growth of capital.              Brighthouse Investment
                                                                                         Advisers, LLC
 Brighthouse/Artisan Mid Cap Value Portfolio       Seeks long-term capital growth.       Brighthouse Investment
                                                                                         Advisers, LLC
                                                                                         Subadviser: Artisan Partners
                                                                                         Limited Partnership

                  PORTFOLIO                             INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
 Brighthouse/Wellington Balanced Portfolio     Seeks long-term capital                  Brighthouse Investment
                                               appreciation with some current           Advisers, LLC
                                               income.                                  Subadviser: Wellington
                                                                                        Management Company LLP
 Brighthouse/Wellington Core Equity            Seeks to provide a growing               Brighthouse Investment
  Opportunities Portfolio                      stream of income over time and,          Advisers, LLC
                                               secondarily, long-term capital           Subadviser: Wellington
                                               appreciation and current income.         Management Company LLP
 Frontier Mid Cap Growth Portfolio             Seeks maximum capital                    Brighthouse Investment
                                               appreciation.                            Advisers, LLC
                                                                                        Subadviser: Frontier Capital
                                                                                        Management Company, LLC
 Jennison Growth Portfolio                     Seeks long-term growth of                Brighthouse Investment
                                               capital.                                 Advisers, LLC
                                                                                        Subadviser: Jennison Associates
                                                                                        LLC
 Loomis Sayles Small Cap Core Portfolio        Seeks long-term capital growth           Brighthouse Investment
                                               from investments in common               Advisers, LLC
                                               stocks or other equity securities.       Subadviser: Loomis, Sayles &
                                                                                        Company, L.P.
 Loomis Sayles Small Cap Growth Portfolio      Seeks long-term capital growth.          Brighthouse Investment
                                                                                        Advisers, LLC
                                                                                        Subadviser: Loomis, Sayles &
                                                                                        Company, L.P.
 MetLife Aggregate Bond Index Portfolio        Seeks to track the performance of        Brighthouse Investment
                                               the Bloomberg Barclays                   Advisers, LLC
                                               U.S. Aggregate Bond Index.               Subadviser: MetLife Investment
                                                                                        Advisors, LLC
 MetLife Mid Cap Stock Index Portfolio         Seeks to track the performance of        Brighthouse Investment
                                               the Standard & Poor's MidCap             Advisers, LLC
                                               400(R) Composite Stock Price             Subadviser: MetLife Investment
                                               Index.                                   Advisors, LLC
 MetLife MSCI EAFE(R) Index Portfolio          Seeks to track the performance of        Brighthouse Investment
                                               the MSCI EAFE(R) Index.                  Advisers, LLC
                                                                                        Subadviser: MetLife Investment
                                                                                        Advisors, LLC
 MetLife Russell 2000(R) Index Portfolio       Seeks to track the performance of        Brighthouse Investment
                                               the Russell 2000(R) Index.               Advisers, LLC
                                                                                        Subadviser: MetLife Investment
                                                                                        Advisors, LLC
 MetLife Stock Index Portfolio                 Seeks to track the performance of        Brighthouse Investment
                                               the Standard & Poor's 500(R)             Advisers, LLC
                                               Composite Stock Price Index.             Subadviser: MetLife Investment
                                                                                        Advisors, LLC
 MFS(R) Total Return Portfolio                 Seeks a favorable total return           Brighthouse Investment
                                               through investment in a                  Advisers, LLC
                                               diversified portfolio.                   Subadviser: Massachusetts
                                                                                        Financial Services Company
 MFS(R) Value Portfolio                        Seeks capital appreciation.              Brighthouse Investment
                                                                                        Advisers, LLC
                                                                                        Subadviser: Massachusetts
                                                                                        Financial Services Company
 Neuberger Berman Genesis Portfolio            Seeks high total return, consisting      Brighthouse Investment
                                               principally of capital appreciation.     Advisers, LLC
                                                                                        Subadviser: Neuberger Berman
                                                                                        Investment Advisers LLC

                 PORTFOLIO                           INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
 T. Rowe Price Large Cap Growth Portfolio     Seeks long-term growth of           Brighthouse Investment
                                              capital.                            Advisers, LLC
                                                                                  Subadviser: T. Rowe Price
                                                                                  Associates, Inc.
 T. Rowe Price Small Cap Growth Portfolio     Seeks long-term capital growth.     Brighthouse Investment
                                                                                  Advisers, LLC
                                                                                  Subadviser: T. Rowe Price
                                                                                  Associates, Inc.
 Western Asset Management Strategic Bond      Seeks to maximize total return      Brighthouse Investment
  Opportunities Portfolio                     consistent with preservation of     Advisers, LLC
                                              capital.                            Subadviser: Western Asset
                                                                                  Management Company
 Western Asset Management U.S. Government     Seeks to maximize total return      Brighthouse Investment
  Portfolio                                   consistent with preservation of     Advisers, LLC
                                              capital and maintenance of          Subadviser: Western Asset
                                              liquidity.                          Management Company

A Portfolio may have a name and/or objective that is very similar to that of a publicly available mutual fund that is managed by the same sub-investment manager or adviser. The Portfolios are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in implementation of investment policies, cash flows, fees and size of the Portfolio.



TRANSFERRING CASH VALUE AMONG YOUR POLICY'S INVESTMENT OPTIONS


The minimum amount you may transfer is $50 or, if less, the total amount in a Division (or if applicable, the Fixed Account). We do not currently charge for transfers, but we do reserve the right to charge up to $25 per transfer, except for transfers under the Automated Investment Strategies. Currently, transfers are not taxable transactions.

RESTRICTIONS OF FREQUENT TRANSFERS. Frequent requests from Policy Owners to transfer cash value may dilute the value of a Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g., Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. In addition, we monitor transfer activity in the Portfolios below (the "Monitored Portfolios"):


     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio

     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio

We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were: (1) -six or more transfers involving the given category; (2) -cumulative gross transfers involving the given category that exceed the current cash value; and (3) two or more "round-trips" involving any Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Policy to be submitted either (i) in writing with an original signature or (ii) by telephone prior to 10:00 a.m. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of the restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.

Transfers made under one of the systematic investment strategies described in the prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Portfolios and there are no arrangements in place to permit any Policy Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the frequent transfer policies established by the Portfolio.

In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance Policies. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance policies and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Policy Owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in frequent trading, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Policy Owner). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Portfolios except where the manager of a particular Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted either (i) in writing with an original signatureor (ii) by telephone prior to 10:00 a.m. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of the restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.

On August 4, 2017, MetLife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse") where MetLife, Inc. retained an ownership interest of 19.2% non-voting common stock outstanding of Brighthouse Financial, Inc. Brighthouse subsidiaries include Brighthouse Investment Advisers, LLC, which serves as the investment adviser for the Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and Our affiliated companies have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II whereby We receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by Metropolitan Life Insurance Company and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. As of December 31, 2017, approximately 85% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. Should We or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments We receive could cease or be substantially reduced which may have a material impact on Our financial statements.

FEDERAL TAX MATTERS

The following is a brief summary of some tax rules that may apply to your Policy. It does not purport to be complete or cover every situation. The summary does not address state, local or foreign tax issues related to your Policy. Because individual circumstances vary, you should consult with your own tax adviser to find out how taxes can affect your benefits and rights under your Policy, especially before you make unscheduled premium payments, change your specified face amount, change your death benefit option, change coverage provided by riders, take a loan or withdrawal, or assign or surrender the Policy. Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends.


INSURANCE PROCEEDS

o Insurance proceeds are generally excludable from your beneficiary's gross income to the extent provided in Section 101 of the Internal Revenue Code ("Code").


o In the case of employer-owned life insurance as defined in Section 101(j) of the Code, the amount of the death benefit excludable from gross income is limited to premiums paid unless the Policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the Policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated, a director, or recently employed. There are also exceptions for Policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the Policy. These rules apply to Policies issued August 18, 2006 and later and also apply to Policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of death benefits, it is advisable to consult tax counsel. The death benefit will also be taxable in the case of a transfer-for-value unless certain exceptions apply.


o The death proceeds may be subject to federal estate tax: (i) if paid to the insured's estate or (ii) if paid to a different beneficiary if the insured possessed incidents of ownership at or within three years before death.

o If you die before the insured, the value of your Policy (determined under IRS rules) is included in your estate and may be subject to federal estate tax.

o Whether or not any federal estate tax is due is based on a number of factors including the estate size. Please consult your tax adviser for the applicable estate tax rates.


o The insurance proceeds payable upon death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under Section 7702 of the Code, as in effect on the date the Policy was issued. The rules with respect to Policies issued on a substandard risk basis are not entirely clear.



CASH VALUE (IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT)

o You are generally not taxed on your cash value until you withdraw it or surrender your Policy or receive a distribution (such as when your Policy terminates on the Final Date). In these cases, you are generally permitted to take withdrawals and receive other distributions up to the amount of premiums paid without any tax consequences. However, withdrawals and other distributions will be treated as gain subject to ordinary income tax after you have received amounts equal to the total premiums you paid. Somewhat different rules apply in the first 15 Policy years. Distributions during the first 15 Policy years accompanied by a reduction in Policy benefits, including distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for federal income tax purposes, are subject to different tax rules and may be treated in whole or in part as taxable income.

o There may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if you are subject to that tax.


SPLIT-DOLLAR INSURANCE PLANS

The IRS has issued guidance on split dollar insurance plans. A tax adviser should be consulted with respect to this guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. If your split dollar plan provides deferred compensation, specific tax rules governing deferred compensation arrangements may apply. Failure to adhere to these rules will result in adverse tax consequences.

The Sarbanes-Oxley Act of 2002 (the "Act"), which was signed into law on July 30, 2002, prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on U.S. exchanges, from extending, directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted to apply to certain split-dollar life insurance arrangements for directors and executive officers of such companies, since at least some such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.

Any affected business contemplating the payment of a premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar life insurance arrangement should consult legal counsel.


LOANS


o Loan amounts you receive will generally not be subject to income tax, unless your Policy is or becomes a modified endowment contract, is exchanged or terminates. Loans from or secured by a Policy that is not classified as a modified endowment contract should not generally be treated as a taxable distribution so long as the Policy stays in force.


o Interest on loans is generally not deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.

o If your Policy terminates (upon surrender, cancellation lapse or, in most cases, exchange) while any Policy loan is outstanding, the amount of the loan plus accrued interest thereon will be deemed to be a "distribution" to you. Any such distribution will have the same tax consequences as any other Policy distribution. In the case of an outstanding loan at the time of an exchange, the cancelled loan will generally be taxed to the extent of any policy gain. Since amounts borrowed reduce the cash value that will be distributed to you if the Policy is surrendered, cancelled or lapses, any cash value distributed to you in these circumstances may be insufficient to pay the income tax on any gain.

o The tax consequences of loans outstanding after the 15th Policy year are uncertain.


o A loan that is taken from, or secured by, a Policy may have tax consequences. A loan from or secured by a Policy that is not classified as a modified endowment contract should generally not be treated as a taxable distribution so long as the Policy stays in force. Nevertheless, the tax consequences associated with loans outstanding after the tenth Policy year are uncertain. A tax adviser should be consulted when considering a loan.



MODIFIED ENDOWMENT CONTRACTS

These contracts are life insurance policies where the premiums paid during the first 7 years after the Policy is issued, or after a material change in the Policy, exceeds tax law limits referred to as the "7-pay test." Material changes in the Policy include changes in the level of benefits, receipt of an unnecessary premium and certain other changes to your Policy after the issue date. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the most recent 7-pay testing period. Reductions in benefits during a 7-pay testing period also may cause your Policy to become a modified endowment contract. Generally, a life insurance policy that is received in exchange for a modified endowment contract will also be considered a modified endowment contract. The IRS has promulgated a procedure for the correction of inadvertent modified endowment contracts that may provide relief in limited circumstances.

Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a modified endowment contract.

If your Policy is considered a modified endowment contract the following applies:

o The death benefit will still generally be income tax free to your beneficiary, to the extent discussed above.

o Amounts withdrawn or distributed before the insured's death, including (without limitation) loans taken from or secured by the Policy, assignments and pledges, are (to the extent of any gain in your Policy) treated as income first and subject to income tax. All modified endowment contracts you purchase from us and our affiliates during the same calendar year are treated as a single contract for purposes of determining the amount of any such income.

o You will generally owe an additional 10% tax penalty on the taxable portion of the amounts you receive before age 59 1/2 except if you are disabled or if the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary. -The foregoing exceptions to the 10% -additional tax generally do not apply to a Policy owner that is a non-natural person, such as a corporation.

o If a Policy becomes a modified endowment contract, distributions that occur during the Policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.


DIVERSIFICATION


In order for your Policy to qualify as life insurance, we must comply with certain diversification standards with respect to the investments underlying the Policy. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be able to be corrected. Failure to meet these standards would result in immediate taxation to Policy Owners of gains under their Policy. If Portfolio shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, there could be adverse consequences under the diversification rules.



INVESTOR CONTROL


In some circumstances, Owners of variable contracts who retain excessive control over the investment of the underlying Separate Account assets may be treated as the Owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the Owner of a Policy should not be treated as an owner of the assets in our Separate Account. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the owners of the underlying Separate Account assets.



ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES


The transfer of the Policy or the designation of a Beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. When the insured dies, the death proceeds will generally be includable in the Policy Owner's estate for purposes of the Federal estate tax if the Policy Owner was the insured, if the insured possessed incidents of ownership in the Policy at the time of death, or the insured made a gift transfer of the policy within three years of death. If the Policy Owner was not the insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death.

Moreover, under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under Federal, state and local law. The individual situation of each Policy Owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation-skipping transfer and other taxes.

In general, current rules for a $10 million federal estate, gift and generation-skipping transfer tax exemption (as indexed for inflation) and a top tax rate of 40 percent through the year 2025.


The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


WITHHOLDING

To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's Federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.


LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO


In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States Federal income tax.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS  -AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance Policy purchase.


BUSINESS USES OF POLICY


Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. As noted, in the case of a business owned Policy, the provisions of Section 101(j) of the Code may limit the amount of the death benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are contemplating a change to an existing Policy or purchasing a Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax laws, rules and interpretations can adversely affect the tax treatment of your Policy. These changes may take effect retroactively. We reserve the right to amend the Policy in any way necessary to avoid any adverse tax treatment. Examples of changes that could create adverse tax consequences include:


o Possible taxation of cash value transfers ;



o Possible taxation as if you were the owner of your allocable portion of the Separate Account's assets;



o Possible limits on the number of investment funds available or the frequency of transfers among them;


o Possible changes in the tax treatment of Policy benefits and rights.


TAX CREDITS AND DEDUCTIONS


MetLife may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy Owners since MetLife is the owner of the assets from which the tax benefits are derived.



THE COMPANY'S INCOME TAXES

Under current federal income tax law we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for company federal income taxes. (We do deduct a charge for federal taxes from premiums.) We reserve the right to charge the Separate Account for any future federal income taxes we may incur. Under current laws we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.



SALE AND DISTRIBUTION OF THE POLICIES

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



FINANCIAL STATEMENTS


You can find the financial statements of the Separate Account and the financial statements of Metropolitan Life Insurance Company in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information, without charge, by e-mailing us at rcg@metlife.com or by calling 800-MET-5000. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Policy.

                         EQUITY ADVANTAGE VUL AND ULII

              FLEXIBLE PREMIUM MULTIFUNDED LIFE INSURANCE POLICIES


                     METROPOLITAN LIFE SEPARATE ACCOUNT UL


                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY


                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)


                                 APRIL 30, 2018



     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to (a) for Equity Advantage VUL Policies, the prospectus dated April 28, 2008, as supplemented, and (b) for ULII Policies the prospectus dated May 1, 2003, as supplemented, and should be read in conjunction therewith. A copy of the prospectus for Equity Advantage VUL and the prospectus for ULII may be obtained by writing to MetLife, P.O. Box 543, Warwick, RI 02887-0543. YOU CAN OBTAIN PROSPECTUSES FOR THE PORTFOLIOS BY CALLING 1-800-638-5000.

                               TABLE OF CONTENTS




                                                             PAGE
                                                            -----
THE COMPANY AND THE SEPARATE ACCOUNT.....................      3
DISTRIBUTION OF THE POLICIES.............................      3
 COMMISSIONS ON EQUITY ADVANTAGE VUL POLICIES............      3
 COMMISSIONS ON ULII POLICIES............................      4
INCOME PLANS.............................................      4
POTENTIAL CONFLICTS OF INTEREST..........................      5
LIMITS TO METLIFE'S RIGHT TO CHALLENGE THE POLICY........      5
MISSTATEMENT OF AGE OR SEX...............................      5
REPORTS..................................................      5
PERFORMANCE DATA.........................................      6
PERSONALIZED ILLUSTRATIONS...............................      6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............      7
FINANCIAL STATEMENTS.....................................      7

                      THE COMPANY AND THE SEPARATE ACCOUNT



     Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a $270.2 billion general account portfolio invested primarily in investment grade corporate bonds, structured finance securities, mortgage loans and U.S. Treasury and agency securities, as well as real estate and corporate equity, at December 31, 2017. The Company was incorporated under the laws of New York in 1868. The Company's office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc.



     We established the Separate Account under New York law on December 13, 1988. The Separate Account receives premium payments from the Policies described in the Prospectus and other variable life insurance policies that we issue. We have registered the Separate Account as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").


     For more information about MetLife, please visit our website at www.metlife.com


                          DISTRIBUTION OF THE POLICIES


     MetLife Investors Distribution Company ("MLIDC"), 200 Park Avenue, New York, New York 10166, is the principal underwriter and distributor of the Policies. MLIDC, which is our affiliate, is registered under the Securities Exchange Act of 1934 (the "34 Act") as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").


     The Policies were sold through licensed life insurance sales representatives associated with our former affiliates MetLife Securities, Inc. ("MSI") and New England Securities Corporation (which merged into MSI effective January 2, 2015). On July 1, 2016, MSI was sold by MetLife, Inc. to Massachusetts Mutual Life Insurance Company and is no longer our affiliate. The Policies may also have been sold through licensed life insurance sales representatives associated with other broker-dealers with which MLIDC entered into a selling agreement.


     The UL II Policies were no longer sold after December 31, 2000. Beginning January 1, 2009, the Equity Advantage VUL Policies were no longer sold.


COMMISSIONS ON EQUITY ADVANTAGE VUL POLICIES


     MLIDC received sales compensation with respect to the Policies in the following amounts.



                                       AGGREGATE AMOUNT OF
                                       COMMISSIONS RETAINED
                 AGGREGATE AMOUNT OF   BY DISTRIBUTOR AFTER
                 COMMISSIONS PAID TO   PAYMENTS TO SELLING
  FISCAL YEAR        DISTRIBUTOR              FIRMS
--------------- --------------------- ---------------------
   2017.........$2,763,903            $0
   2016.........$3,201,544            $0
   2015.........$3,754,047            $0

     The calculation of maximum commissions payable for the Equity Advantage VUL Policies is described in the prospectus.


COMMISSIONS ON ULII POLICIES


     MLIDC received sales compensation with respect to the Policies in the following amounts.



                                       AGGREGATE AMOUNT OF
                                       COMMISSIONS RETAINED
                 AGGREGATE AMOUNT OF   BY DISTRIBUTOR AFTER
                 COMMISSIONS PAID TO   PAYMENTS TO SELLING
  FISCAL YEAR        DISTRIBUTOR              FIRMS
--------------- --------------------- ---------------------
   2017.........$187,561              $0
   2016.........$435,892              $0
   2015.........$579,203              $0


     The calculation of maximum commissions payable for the ULII Policies is described in the prospectus for ULII.


                                  INCOME PLANS


     Generally, you can receive the Policy's insurance proceeds, amounts payable at the Final date or amounts paid upon surrender of your Policy under an income plan instead of in a lump sum. Before you choose an income plan you should consider:

    o The tax consequences associated with the Policy proceeds, which can vary considerably, depending on whether a plan is chosen. You or your beneficiary should consult with a qualified tax adviser about tax consequences.

    o That your Policy will terminate at the time you commence an income plan and you will receive a new contract, which describes the terms of the income plan. You should carefully review the terms of the new contract, because it contains important information about the terms and conditions of the income plan.


    o The rates of return that we credit under these plans are not based on the performance of any of the Portfolios. Generally, we currently make the following income plans available:

    o  Interest Income


    o  Installment Income for a Stated Amount

    o  Joint and Survivor Life Income

    o  Installment Income for a Stated Period

    o  Single Life Income-Guaranteed Payment Period

    o  Single Life Income-Guaranteed Return

                        POTENTIAL CONFLICTS OF INTEREST



     The Portfolio's Boards of Trustees monitor events to identify conflicts that may arise from the sale of Portfolio shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and qualified plans. Conflicts could result from changes in state insurance law or Federal income tax law, changes in investment management of a Portfolio, or differences in voting instructions given by variable life and variable annuity contract owners and qualified plans, if applicable. If there is a material conflict, the Board of Trustees will determine what action should be taken, including the removal of the affected Division from the Portfolio(s), if necessary. If we believe any Portfolio action is insufficient, we will consider taking other action to protect Policy Owners. There could, however, be unavoidable delays or interruptions of operations of the Separate Account that we may be unable to remedy.



               LIMITS TO METLIFE'S RIGHT TO CHALLENGE THE POLICY


     We will not contest your Policy after two Policy years from issue or reinstatement (excluding riders added later). We will not contest an increase in a death benefit after it has been in effect for two years.


                           MISSTATEMENT OF AGE OR SEX


     We will adjust benefits to reflect the correct age and sex of the insured, if this information is not correct in the Policy application.


                                    REPORTS


     Generally, you will promptly receive statements confirming your significant transactions such as:

    o  Change in specified face amount.

    o  Change in death benefit options.

    o  Changes in guarantees.


    o Transfers among Divisions (including those through Automated Investment Strategies, which are confirmed quarterly).


    o  Partial withdrawals.

    o  Loan amounts you request.

    o  Loan repayments and premium payments.


     If your premium payments are made through preauthorized checking arrangement or another systematic payment method, we will not send you any confirmation in addition to the one you receive from your bank or employer.


     We will also send you an annual statement within 30 days after a Policy year. The statement will summarize the year's transactions and include information on:

    o  Deductions and charges.

    o  Status of the death benefit.

    o  Cash and cash surrender values.


    o  Amounts in the Divisions and Fixed Account.


    o  Status of Policy loans.

    o  Automatic loans to pay interest.

    o  Information on your modified endowment contract status (if applicable).


     We will also send you a Fund's annual and semi-annual reports to shareholders.


                                PERFORMANCE DATA



     We may provide information concerning the historical investment experience of the Divisions, including average annual net rates of return for periods of one, three, five, and ten years, as well as average annual net rates of return and total net rates of return since inception of the Portfolios. These net rates of return represent past performance and are not an indication of future performance. Cost of insurance, sales, premium tax, and mortality and expense risk charges, which can significantly reduce the return to the Policy Owner, are not reflected in these rates. The rates of return reflect only the fees and expenses of the underlying Portfolios. The net rates of return show performance from the inception of the Portfolios, which in some instances, may precede the inception date of the corresponding Division.



                           PERSONALIZED ILLUSTRATIONS



     We may provide personalized illustrations showing how the Policies work based on assumptions about investment returns and the Policy Owner's and/or insured's characteristics. The illustrations are intended to show how the death benefit, cash surrender value, and cash value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account equal to specified constant after-tax rates of return. One of the gross rates of return will be 0%. Gross rates of return do not reflect the deduction of any charges and expenses. The illustrations will be based on specified assumptions, such as face amount, premium payments, insured, underwriting class, and death benefit option. Illustrations will disclose the specific assumptions upon which they are based. Values will be given based on guaranteed mortality and expense risk and other charges and may also be based on current mortality and expense risk and other charges.


     The illustrated death benefit, cash surrender value, and cash value for a hypothetical Policy would be different, either higher or lower, from the amounts shown in the illustration if the actual gross rates of return averaged the gross rates of return upon which the illustration is based, but varied above and below the average during the period, or if premiums were paid in other amounts or at other than annual intervals. For example, as a result of variations in actual returns, additional premium payments beyond those illustrated may be necessary to maintain the Policy in force for the periods shown or to realize the Policy values shown in particular illustrations even if the average rate of return is realized.



     Illustrations may also show the internal rate of return on the cash surrender value and the death benefit. The internal rate of return on the cash surrender value is equivalent to an interest rate (after taxes) at which an amount equal to the illustrated premiums could have been invested outside the Policy to arrive at the cash surrender value of the Policy. The internal rate of return on the death benefit is equivalent to an interest rate (after taxes) at which an amount equal to the illustrated premiums could have been invested outside the Policy to arrive at the death benefit of the Policy. Illustrations may also show values based on the historical performance of the Divisions of the Separate Account.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



     The financial statements and financial highlights comprising each of the Divisions of Metropolitan Life Separate Account UL included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



     The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                              FINANCIAL STATEMENTS



     The financial statements of the Separate Account and the financial statements of Metropolitan Life Insurance Company are attached. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Policy

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Policy Owners of
Metropolitan Life Separate Account UL
and Board of Directors of
Metropolitan Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account UL (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Divisions listed in Note 2.A as of December 31, 2017, the related statements of operations and changes in net assets for the respective stated periods in the three years then ended, the financial highlights in Note 8 for the respective stated periods in the five years then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account of the Company as of December 31, 2017, the results of their operations and changes in net assets for the respective stated periods in the three years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 23, 2018



We have served as the Separate Account's auditor since 1990.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                                                                                                   AMERICAN FUNDS
                                               AB GLOBAL                  AB                  AMERICAN              GLOBAL SMALL
                                            THEMATIC GROWTH        INTERMEDIATE BOND         FUNDS BOND            CAPITALIZATION
                                               DIVISION                DIVISION               DIVISION                DIVISION
                                         ---------------------   --------------------   --------------------    --------------------
ASSETS:
   Investments at fair value...........  $              34,675   $             76,308   $          6,687,935    $         75,338,619
   Due from Metropolitan Life
     Insurance Company.................                     --                     --                     --                      24
                                         ---------------------   --------------------   --------------------    --------------------
        Total Assets...................                 34,675                 76,308              6,687,935              75,338,643
                                         ---------------------   --------------------   --------------------    --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.................                     --                     --                      1                      --
                                         ---------------------   --------------------   --------------------    --------------------
        Total Liabilities..............                     --                     --                      1                      --
                                         ---------------------   --------------------   --------------------    --------------------

NET ASSETS.............................  $              34,675   $             76,308   $          6,687,934    $         75,338,643
                                         =====================   ====================   ====================    ====================


 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017




                                   AMERICAN FUNDS        AMERICAN FUNDS        AMERICAN FUNDS        AMERICAN FUNDS
                                       GROWTH             GROWTH-INCOME       HIGH-INCOME BOND        INTERNATIONAL
                                      DIVISION              DIVISION              DIVISION              DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $        200,354,597  $        120,442,660  $              8,652  $            653,285
   Due from Metropolitan Life
     Insurance Company........                    17                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........           200,354,614           120,442,660                 8,652               653,285
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $        200,354,614  $        120,442,660  $              8,652  $            653,285
                                ====================  ====================  ====================  ====================

                                                                               BHFTI ALLIANZ
                                 AMERICAN FUNDS U.S.                         GLOBAL INVESTORS        BHFTI AMERICAN
                                   GOVERNMENT/AAA-       BHFTI AB GLOBAL          DYNAMIC            FUNDS BALANCED
                                  RATED SECURITIES     DYNAMIC ALLOCATION    MULTI-ASSET PLUS          ALLOCATION
                                      DIVISION              DIVISION             DIVISION               DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $             54,697  $             79,701  $              6,566  $          1,216,312
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........                54,697                79,701                 6,566             1,216,312
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $             54,697  $             79,701  $              6,566  $          1,216,312
                                ====================  ====================  ====================  ====================


                                   BHFTI AMERICAN        BHFTI AMERICAN
                                    FUNDS GROWTH         FUNDS MODERATE
                                     ALLOCATION            ALLOCATION
                                      DIVISION              DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $          2,284,932  $          1,445,306
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........             2,284,932             1,445,306
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $          2,284,932  $          1,445,306
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                        BHFTI                  BHFTI
                                     AQR GLOBAL          BLACKROCK GLOBAL      BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE
                                    RISK BALANCED       TACTICAL STRATEGIES  ASSET ALLOCATION 100      BALANCED PLUS
                                      DIVISION               DIVISION              DIVISION              DIVISION
                                ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $             161,171  $            423,672  $         25,375,457  $            397,746
   Due from Metropolitan Life
     Insurance Company........                     --                    --                     1                    --
                                ---------------------  --------------------  --------------------  --------------------
        Total Assets..........                161,171               423,672            25,375,458               397,746
                                ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     --                    --                    --                    --
                                ---------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                     --                    --                    --                    --
                                ---------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $             161,171  $            423,672  $         25,375,458  $            397,746
                                =====================  ====================  ====================  ====================

                                                       BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/     BHFTI BRIGHTHOUSE/
                                  BHFTI BRIGHTHOUSE     ABERDEEN EMERGING         TEMPLETON             WELLINGTON
                                   SMALL CAP VALUE       MARKETS EQUITY      INTERNATIONAL BOND     LARGE CAP RESEARCH
                                      DIVISION              DIVISION              DIVISION               DIVISION
                                --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value..  $            786,268  $            878,183  $             251,705  $        459,536,049
   Due from Metropolitan Life
     Insurance Company........                    --                    --                     --                    12
                                --------------------  --------------------  ---------------------  --------------------
        Total Assets..........               786,268               878,183                251,705           459,536,061
                                --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                     --                    --
                                --------------------  --------------------  ---------------------  --------------------
        Total Liabilities.....                    --                    --                     --                    --
                                --------------------  --------------------  ---------------------  --------------------

NET ASSETS....................  $            786,268  $            878,183  $             251,705  $        459,536,061
                                ====================  ====================  =====================  ====================


                                    BHFTI CLARION       BHFTI CLEARBRIDGE
                                 GLOBAL REAL ESTATE     AGGRESSIVE GROWTH
                                      DIVISION              DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $         30,031,022  $         44,501,185
   Due from Metropolitan Life
     Insurance Company........                     1                    --
                                --------------------  --------------------
        Total Assets..........            30,031,023            44,501,185
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     1
                                --------------------  --------------------
        Total Liabilities.....                    --                     1
                                --------------------  --------------------

NET ASSETS....................  $         30,031,023  $         44,501,184
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                    BHFTI HARRIS          BHFTI INVESCO                              BHFTI JPMORGAN
                                       OAKMARK            BALANCED-RISK         BHFTI INVESCO            GLOBAL
                                    INTERNATIONAL          ALLOCATION         SMALL CAP GROWTH      ACTIVE ALLOCATION
                                      DIVISION              DIVISION              DIVISION              DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         48,278,391  $             64,239  $          7,838,418  $            250,960
   Due from Metropolitan Life
     Insurance Company........                     1                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            48,278,392                64,239             7,838,418               250,960
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         48,278,392  $             64,239  $          7,838,418  $            250,960
                                ====================  ====================  ====================  ====================

                                                              BHFTI                 BHFTI                 BHFTI
                                   BHFTI JPMORGAN         LOOMIS SAYLES      METLIFE MULTI-INDEX      MFS RESEARCH
                                   SMALL CAP VALUE       GLOBAL MARKETS         TARGETED RISK         INTERNATIONAL
                                      DIVISION              DIVISION              DIVISION              DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $            443,605  $            449,303  $            176,748  $         20,729,355
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                     1
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........               443,605               449,303               176,748            20,729,356
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $            443,605  $            449,303  $            176,748  $         20,729,356
                                ====================  ====================  ====================  ====================

                                        BHFTI
                                   MORGAN STANLEY       BHFTI OPPENHEIMER
                                   MID CAP GROWTH         GLOBAL EQUITY
                                      DIVISION              DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $        247,719,328  $         61,029,650
   Due from Metropolitan Life
     Insurance Company........                    84                    28
                                --------------------  --------------------
        Total Assets..........           247,719,412            61,029,678
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $        247,719,412  $         61,029,678
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                        BHFTI                 BHFTI
                                   PANAGORA GLOBAL       PIMCO INFLATION            BHFTI            BHFTI SCHRODERS
                                  DIVERSIFIED RISK       PROTECTED BOND      PIMCO TOTAL RETURN    GLOBAL MULTI-ASSET
                                      DIVISION              DIVISION              DIVISION              DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $                328  $         10,294,920  $         43,336,899  $             72,213
   Due from Metropolitan Life
     Insurance Company........                    --                    --                     1                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........                   328            10,294,920            43,336,900                72,213
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $                328  $         10,294,920  $         43,336,900  $             72,213
                                ====================  ====================  ====================  ====================

                                                               BHFTI
                                   BHFTI SCHRODERS        SSGA GROWTH AND            BHFTI          BHFTI T. ROWE PRICE
                                GLOBAL MULTI-ASSET II       INCOME ETF          SSGA GROWTH ETF       LARGE CAP VALUE
                                      DIVISION               DIVISION              DIVISION              DIVISION
                                ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..   $            14,281   $          8,867,092  $          8,014,231  $          2,745,970
   Due from Metropolitan Life
     Insurance Company........                    --                     --                    --                    --
                                ---------------------  --------------------  --------------------  --------------------
        Total Assets..........                14,281              8,867,092             8,014,231             2,745,970
                                ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     --                    --                    --
                                ---------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                     --                    --                    --
                                ---------------------  --------------------  --------------------  --------------------

NET ASSETS....................   $            14,281   $          8,867,092  $          8,014,231  $          2,745,970
                                =====================  ====================  ====================  ====================

                                                              BHFTI
                                 BHFTI T. ROWE PRICE    VICTORY SYCAMORE
                                   MID CAP GROWTH         MID CAP VALUE
                                      DIVISION              DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $         41,886,462  $         91,702,539
   Due from Metropolitan Life
     Insurance Company........                    --                    43
                                --------------------  --------------------
        Total Assets..........            41,886,462            91,702,582
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $         41,886,462  $         91,702,582
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                       BHFTII                                                        BHFTII BLACKROCK
                                   BAILLIE GIFFORD       BHFTII BLACKROCK      BHFTII BLACKROCK         ULTRA-SHORT
                                 INTERNATIONAL STOCK        BOND INCOME      CAPITAL APPRECIATION        TERM BOND
                                      DIVISION               DIVISION              DIVISION              DIVISION
                                ---------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value..  $          49,983,594  $         77,942,299  $         12,042,675  $          27,545,528
   Due from Metropolitan Life
     Insurance Company........                      4                     3                    --                     --
                                ---------------------  --------------------  --------------------  ---------------------
        Total Assets..........             49,983,598            77,942,302            12,042,675             27,545,528
                                ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     --                    --                    --                     --
                                ---------------------  --------------------  --------------------  ---------------------
        Total Liabilities.....                     --                    --                    --                     --
                                ---------------------  --------------------  --------------------  ---------------------

NET ASSETS....................  $          49,983,598  $         77,942,302  $         12,042,675  $          27,545,528
                                =====================  ====================  ====================  =====================


                                 BHFTII BRIGHTHOUSE     BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE     BHFTII BRIGHTHOUSE
                                 ASSET ALLOCATION 20    ASSET ALLOCATION 40   ASSET ALLOCATION 60    ASSET ALLOCATION 80
                                      DIVISION               DIVISION              DIVISION               DIVISION
                                --------------------  ---------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value..  $          4,439,761  $          11,333,587  $          56,043,906  $         108,508,808
   Due from Metropolitan Life
     Insurance Company........                    --                     --                     --                     --
                                --------------------  ---------------------  ---------------------  ---------------------
        Total Assets..........             4,439,761             11,333,587             56,043,906            108,508,808
                                --------------------  ---------------------  ---------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                      1                      1                      1
                                --------------------  ---------------------  ---------------------  ---------------------
        Total Liabilities.....                    --                      1                      1                      1
                                --------------------  ---------------------  ---------------------  ---------------------

NET ASSETS....................  $          4,439,761  $          11,333,586  $          56,043,905  $         108,508,807
                                ====================  =====================  =====================  =====================

                                       BHFTII
                                 BRIGHTHOUSE/ARTISAN   BHFTII BRIGHTHOUSE/
                                    MID CAP VALUE      WELLINGTON BALANCED
                                      DIVISION              DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $         65,688,626  $        324,356,062
   Due from Metropolitan Life
     Insurance Company........                    --                     2
                                --------------------  --------------------
        Total Assets..........            65,688,626           324,356,064
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    10                    --
                                --------------------  --------------------
        Total Liabilities.....                    10                    --
                                --------------------  --------------------

NET ASSETS....................  $         65,688,616  $        324,356,064
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                 BHFTII BRIGHTHOUSE/                                                     BHFTII
                                   WELLINGTON CORE       BHFTII FRONTIER           BHFTII             LOOMIS SAYLES
                                EQUITY OPPORTUNITIES     MID CAP GROWTH        JENNISON GROWTH       SMALL CAP CORE
                                      DIVISION              DIVISION              DIVISION              DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         80,734,815  $        257,694,582  $         36,062,693  $         27,323,851
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    41
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            80,734,815           257,694,582            36,062,693            27,323,892
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     1                     1                     1                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                     1                     1                     1                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         80,734,814  $        257,694,581  $         36,062,692  $         27,323,892
                                ====================  ====================  ====================  ====================

                                       BHFTII                BHFTII
                                    LOOMIS SAYLES       METLIFE AGGREGATE      BHFTII METLIFE        BHFTII METLIFE
                                  SMALL CAP GROWTH         BOND INDEX        MID CAP STOCK INDEX     MSCI EAFE INDEX
                                      DIVISION              DIVISION              DIVISION              DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         13,090,723  $        135,065,115  $        108,841,778  $         92,302,765
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    11                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            13,090,723           135,065,115           108,841,789            92,302,765
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     1                    --                     5
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                     1                    --                     5
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         13,090,723  $        135,065,114  $        108,841,789  $         92,302,760
                                ====================  ====================  ====================  ====================


                                   BHFTII METLIFE           BHFTII
                                 RUSSELL 2000 INDEX   METLIFE STOCK INDEX
                                      DIVISION             DIVISION
                                -------------------  --------------------
ASSETS:
   Investments at fair value..  $        84,250,319  $      1,133,720,316
   Due from Metropolitan Life
     Insurance Company........                   24                    --
                                -------------------  --------------------
        Total Assets..........           84,250,343         1,133,720,316
                                -------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                   --                     6
                                -------------------  --------------------
        Total Liabilities.....                   --                     6
                                -------------------  --------------------

NET ASSETS....................  $        84,250,343  $      1,133,720,310
                                ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017




                                       BHFTII                                      BHFTII           BHFTII NEUBERGER
                                  MFS TOTAL RETURN      BHFTII MFS VALUE        MFS VALUE II         BERMAN GENESIS
                                      DIVISION              DIVISION              DIVISION              DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         32,868,276  $        106,238,351  $         21,738,289  $        121,560,476
   Due from Metropolitan Life
     Insurance Company........                     1                    21                     2                    32
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            32,868,277           106,238,372            21,738,291           121,560,508
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         32,868,277  $        106,238,372  $         21,738,291  $        121,560,508
                                ====================  ====================  ====================  ====================

                                                                                                     BHFTII WESTERN
                                       BHFTII                BHFTII                BHFTII           ASSET MANAGEMENT
                                    T. ROWE PRICE         T. ROWE PRICE         VANECK GLOBAL           STRATEGIC
                                  LARGE CAP GROWTH      SMALL CAP GROWTH      NATURAL RESOURCES    BOND OPPORTUNITIES
                                      DIVISION              DIVISION              DIVISION              DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $        105,928,694  $        131,687,035  $            310,832  $         54,412,032
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                     5
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........           105,928,694           131,687,035               310,832            54,412,037
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     4                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                     4                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $        105,928,694  $        131,687,031  $            310,832  $         54,412,037
                                ====================  ====================  ====================  ====================


                                   BHFTII WESTERN
                                  ASSET MANAGEMENT         DREYFUS VIF
                                   U.S. GOVERNMENT     INTERNATIONAL VALUE
                                      DIVISION              DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $         15,840,871  $            245,233
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........            15,840,871               245,233
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $         15,840,871  $            245,233
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                 FIDELITY VIP ASSET         FIDELITY VIP           FIDELITY VIP          FIDELITY VIP
                                   MANAGER: GROWTH           CONTRAFUND            EQUITY-INCOME         FREEDOM 2010
                                      DIVISION                DIVISION               DIVISION              DIVISION
                                ---------------------  ---------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value..  $           2,166,028  $           3,034,301  $               1,660  $             145,861
   Due from Metropolitan Life
      Insurance Company.......                     --                     --                     --                     --
                                ---------------------  ---------------------  ---------------------  ---------------------
        Total Assets..........              2,166,028              3,034,301                  1,660                145,861
                                ---------------------  ---------------------  ---------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
      Insurance Company.......                     --                     --                     --                     --
                                ---------------------  ---------------------  ---------------------  ---------------------
        Total Liabilities.....                     --                     --                     --                     --
                                ---------------------  ---------------------  ---------------------  ---------------------

NET ASSETS....................  $           2,166,028  $           3,034,301  $               1,660  $             145,861
                                =====================  =====================  =====================  =====================


                                    FIDELITY VIP          FIDELITY VIP           FIDELITY VIP            FIDELITY VIP
                                    FREEDOM 2020          FREEDOM 2025           FREEDOM 2030            FREEDOM 2040
                                      DIVISION              DIVISION               DIVISION                DIVISION
                                --------------------  ---------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value..  $            568,714  $             516,236  $             279,269  $             237,064
   Due from Metropolitan Life
      Insurance Company.......                    --                     --                     --                     --
                                --------------------  ---------------------  ---------------------  ---------------------
        Total Assets..........               568,714                516,236                279,269                237,064
                                --------------------  ---------------------  ---------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
      Insurance Company.......                    --                     --                     --                     --
                                --------------------  ---------------------  ---------------------  ---------------------
        Total Liabilities.....                    --                     --                     --                     --
                                --------------------  ---------------------  ---------------------  ---------------------

NET ASSETS....................  $            568,714  $             516,236  $             279,269  $             237,064
                                ====================  =====================  =====================  =====================

                                                           FIDELITY VIP
                                     FIDELITY VIP           GOVERNMENT
                                     FREEDOM 2050          MONEY MARKET
                                       DIVISION              DIVISION
                                ---------------------  ---------------------
ASSETS:
   Investments at fair value..  $             191,082  $           4,356,720
   Due from Metropolitan Life
      Insurance Company.......                     --                     --
                                ---------------------  ---------------------
        Total Assets..........                191,082              4,356,720
                                ---------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
      Insurance Company.......                     13                      1
                                ---------------------  ---------------------
        Total Liabilities.....                     13                      1
                                ---------------------  ---------------------

NET ASSETS....................  $             191,069  $           4,356,719
                                =====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                           FIDELITY VIP
                                    FIDELITY VIP            INVESTMENT                                     FTVIPT
                                     HIGH INCOME            GRADE BOND       FIDELITY VIP MID CAP    FRANKLIN INCOME VIP
                                      DIVISION               DIVISION              DIVISION               DIVISION
                                ---------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value..  $             475,673  $          1,202,686  $            277,353   $            344,847
   Due from Metropolitan Life
     Insurance Company........                     --                    --                    --                     --
                                ---------------------  --------------------  ---------------------  --------------------
        Total Assets..........                475,673             1,202,686               277,353                344,847
                                ---------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     --                    --                    --                288,802
                                ---------------------  --------------------  ---------------------  --------------------
        Total Liabilities.....                     --                    --                    --                288,802
                                ---------------------  --------------------  ---------------------  --------------------

NET ASSETS....................  $             475,673  $          1,202,686  $            277,353   $             56,045
                                =====================  ====================  =====================  ====================

                                       FTVIPT
                                   FRANKLIN MUTUAL       FTVIPT FRANKLIN      FTVIPT TEMPLETON       FTVIPT TEMPLETON
                                GLOBAL DISCOVERY VIP    MUTUAL SHARES VIP        FOREIGN VIP          GLOBAL BOND VIP
                                      DIVISION              DIVISION              DIVISION               DIVISION
                                --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value..  $            604,329  $            111,384  $          10,011,812  $            755,203
   Due from Metropolitan Life
     Insurance Company........                    --                    --                     --                    --
                                --------------------  --------------------  ---------------------  --------------------
        Total Assets..........               604,329               111,384             10,011,812               755,203
                                --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                     --                    --
                                --------------------  --------------------  ---------------------  --------------------
        Total Liabilities.....                    --                    --                     --                    --
                                --------------------  --------------------  ---------------------  --------------------

NET ASSETS....................  $            604,329  $            111,384  $          10,011,812  $            755,203
                                ====================  ====================  =====================  ====================

                                                           GOLDMAN SACHS
                                       GOLDMAN           SMALL CAP EQUITY
                                 SACHS MID-CAP VALUE         INSIGHTS
                                      DIVISION               DIVISION
                                ---------------------  --------------------
ASSETS:
   Investments at fair value..  $             86,945   $              7,764
   Due from Metropolitan Life
     Insurance Company........                    --                     --
                                ---------------------  --------------------
        Total Assets..........                86,945                  7,764
                                ---------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     --
                                ---------------------  --------------------
        Total Liabilities.....                    --                     --
                                ---------------------  --------------------

NET ASSETS....................  $             86,945   $              7,764
                                =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                           INVESCO V.I.               JANUS            JANUS HENDERSON
                                INVESCO V.I. COMSTOCK  INTERNATIONAL GROWTH    HENDERSON BALANCED        ENTERPRISE
                                      DIVISION               DIVISION               DIVISION              DIVISION
                                ---------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $             681,172  $             364,454  $          1,219,411  $            350,154
   Due from Metropolitan Life
     Insurance Company........                     --                     --                    --                    --
                                ---------------------  ---------------------  --------------------  --------------------
        Total Assets..........                681,172                364,454             1,219,411               350,154
                                ---------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     --                     --                     1                    --
                                ---------------------  ---------------------  --------------------  --------------------
        Total Liabilities.....                     --                     --                     1                    --
                                ---------------------  ---------------------  --------------------  --------------------

NET ASSETS....................  $             681,172  $             364,454  $          1,219,410  $            350,154
                                =====================  =====================  ====================  ====================

                                        JANUS                  JANUS                  JANUS                MFS VIT
                                   HENDERSON FORTY      HENDERSON OVERSEAS     HENDERSON RESEARCH       GLOBAL EQUITY
                                      DIVISION               DIVISION               DIVISION              DIVISION
                                ---------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $             330,857  $              27,304  $            343,490  $            338,550
   Due from Metropolitan Life
     Insurance Company........                     --                     --                    --                    --
                                ---------------------  ---------------------  --------------------  --------------------
        Total Assets..........                330,857                 27,304               343,490               338,550
                                ---------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     --                     --                    --                    --
                                ---------------------  ---------------------  --------------------  --------------------
        Total Liabilities.....                     --                     --                    --                    --
                                ---------------------  ---------------------  --------------------  --------------------

NET ASSETS....................  $             330,857  $              27,304  $            343,490  $            338,550
                                =====================  =====================  ====================  ====================

                                       MFS VIT
                                    NEW DISCOVERY          MFS VIT VALUE
                                      DIVISION               DIVISION
                                --------------------  ---------------------
ASSETS:
   Investments at fair value..  $             20,796  $              20,375
   Due from Metropolitan Life
     Insurance Company........                    --                     --
                                --------------------  ---------------------
        Total Assets..........                20,796                 20,375
                                --------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     --
                                --------------------  ---------------------
        Total Liabilities.....                    --                     --
                                --------------------  ---------------------

NET ASSETS....................  $             20,796  $              20,375
                                ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017


                                                         MORGAN STANLEY        MORGAN STANLEY
                                     MFS VIT II           VIF EMERGING          VIF EMERGING            PIMCO VIT
                                     HIGH YIELD           MARKETS DEBT         MARKETS EQUITY           ALL ASSET
                                      DIVISION              DIVISION              DIVISION              DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $            157,998  $          1,733,616  $          3,179,608  $            146,396
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........               157,998             1,733,616             3,179,608               146,396
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $            157,998  $          1,733,616  $          3,179,608  $            146,396
                                ====================  ====================  ====================  ====================

                                      PIMCO VIT
                                 COMMODITYREALRETURN        PIMCO VIT             PUTNAM VT
                                      STRATEGY            LOW DURATION       INTERNATIONAL VALUE     ROYCE MICRO-CAP
                                      DIVISION              DIVISION              DIVISION              DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $              5,028  $            921,977  $              5,527  $             11,026
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........                 5,028               921,977                 5,527                11,026
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     1                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                     1                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $              5,028  $            921,976  $              5,527  $             11,026
                                ====================  ====================  ====================  ====================



                                   ROYCE SMALL-CAP
                                      DIVISION
                                --------------------
ASSETS:
   Investments at fair value..  $             14,989
   Due from Metropolitan Life
     Insurance Company........                    --
                                --------------------
        Total Assets..........                14,989
                                --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --
                                --------------------
        Total Liabilities.....                    --
                                --------------------

NET ASSETS....................  $             14,989
                                ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                                  AB GLOBAL THEMATIC GROWTH
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 88   $                 --   $                 --
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                    88                     --                     --
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......                 2,867                    877                  4,879
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                 2,867                    877                  4,879
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                 8,219                (1,193)                (2,756)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                11,086                  (316)                  2,123
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $             11,174   $              (316)   $              2,123
                                                             ====================   ====================   ====================


                                                                                    AB INTERMEDIATE BOND
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              3,922   $              2,736   $              2,061
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                 3,922                  2,736                  2,061
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 1,238                  1,264                  1,833
      Realized gains (losses) on sale of investments.......               (3,842)                  (186)                  (171)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................               (2,604)                  1,078                  1,662
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                 2,197                     49                (3,852)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                 (407)                  1,127                (2,190)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $              3,515   $              3,863   $              (129)
                                                             ====================   ====================   ====================


                                                                                     AMERICAN FUNDS BOND
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            128,797   $            110,564   $            104,107
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 9,943                  9,571                  8,549
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               118,854                100,993                 95,558
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                98,810                 23,172                116,557
      Realized gains (losses) on sale of investments.......               (4,363)                  1,509                (3,532)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                94,447                 24,681                113,025
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                12,429                 45,632              (201,734)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               106,876                 70,313               (88,709)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            225,730   $            171,306   $              6,849
                                                             ====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                         AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                   2016                    2015
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $            302,899   $            159,045    $                 --
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                83,802                 77,911                  91,602
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................               219,097                 81,134                (91,602)
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --             11,923,223               5,579,846
      Realized gains (losses) on sale of investments.......               493,132               (19,783)               1,343,378
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................               493,132             11,903,440               6,923,224
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...            15,300,486           (10,777,574)             (6,348,033)
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            15,793,618              1,125,866                 575,191
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         16,012,715   $          1,207,000    $            483,589
                                                             ====================   ====================    ====================


                                                                                    AMERICAN FUNDS GROWTH
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            940,051   $          1,259,429   $          1,004,590
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               168,990                147,194                155,259
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               771,061              1,112,235                849,331
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            17,857,311             14,591,335             34,618,471
      Realized gains (losses) on sale of investments.......             3,386,491              1,564,440              3,175,509
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................            21,243,802             16,155,775             37,793,980
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...            23,936,579            (2,560,394)           (27,669,113)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            45,180,381             13,595,381             10,124,867
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         45,951,442   $         14,707,616   $         10,974,198
                                                             ====================   ====================   ====================


                                                                                 AMERICAN FUNDS GROWTH-INCOME
                                                                                           DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                    2016                   2015
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,583,807   $           1,500,084   $          1,369,670
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               110,967                 100,558                103,704
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................             1,472,840               1,399,526              1,265,966
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             7,249,514              11,252,001             15,356,438
      Realized gains (losses) on sale of investments.......             1,686,109                 993,174              1,779,863
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................             8,935,623              12,245,175             17,136,301
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...            12,349,992             (2,551,087)           (16,929,014)
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            21,285,615               9,694,088                207,287
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         22,758,455   $          11,093,614   $          1,473,253
                                                             ====================   =====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                AMERICAN FUNDS
                                                               HIGH-INCOME BOND
                                                                   DIVISION
                                                             --------------------
                                                                   2017 (a)
                                                             --------------------
INVESTMENT INCOME:
      Dividends............................................  $                468
                                                             --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --
                                                             --------------------
           Net investment income (loss)....................                   468
                                                             --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --
      Realized gains (losses) on sale of investments.......                    --
                                                             --------------------
           Net realized gains (losses).....................                    --
                                                             --------------------
      Change in unrealized gains (losses) on investments...                 (375)
                                                             --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 (375)
                                                             --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $                 93
                                                             ====================



                                                                                 AMERICAN FUNDS INTERNATIONAL
                                                                                           DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                    2016                   2015
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              7,618    $              4,799   $              7,125
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................                 7,618                   4,799                  7,125
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 6,927                  28,955                 32,754
      Realized gains (losses) on sale of investments.......                 7,074                 (7,617)                 20,582
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................                14,001                  21,338                 53,336
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...               132,723                (18,823)               (72,634)
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               146,724                   2,515               (19,298)
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            154,342    $              7,314   $           (12,173)
                                                             ====================    ====================   ====================



                                                                     AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                   2016                    2015
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $                724   $                737    $                712
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                   724                    737                     712
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                  1,010                     404
      Realized gains (losses) on sale of investments.......                  (41)                   (42)                     (3)
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................                  (41)                    968                     401
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...                   178                (1,163)                   (350)
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                   137                  (195)                      51
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $                861   $                542    $                763
                                                             ====================   ====================    ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                              BHFTI AB GLOBAL DYNAMIC ALLOCATION
                                                                                           DIVISION
                                                             --------------------------------------------------------------------
                                                                      2017                   2016                    2015
                                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $               1,050   $                977    $              2,180
                                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                      --
                                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....................                  1,050                    977                   2,180
                                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                    630                   2,323
      Realized gains (losses) on sale of investments.......                    227                  (200)                   (101)
                                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....................                    227                    430                   2,222
                                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...                  7,735                    769                 (4,443)
                                                             ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  7,962                  1,199                 (2,221)
                                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               9,012   $              2,176    $               (41)
                                                             =====================   ====================    ====================


                                                                    BHFTI ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS
                                                                                           DIVISION
                                                             --------------------------------------------------------------------
                                                                     2017                    2016                   2015
                                                             --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                 94    $                  2   $                  21
                                                             --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------   ---------------------
           Net investment income (loss)....................                    94                       2                      21
                                                             --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                      19
      Realized gains (losses) on sale of investments.......                   101                    (12)                   (278)
                                                             --------------------    --------------------   ---------------------
           Net realized gains (losses).....................                   101                    (12)                   (259)
                                                             --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments...                   685                      80                    (72)
                                                             --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                   786                      68                   (331)
                                                             --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $                880    $                 70   $               (310)
                                                             ====================    ====================   =====================


                                                                           BHFTI AMERICAN FUNDS BALANCED ALLOCATION
                                                                                           DIVISION
                                                             --------------------------------------------------------------------
                                                                     2017                    2016                   2015
                                                             --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             19,259    $             18,208   $              15,506
                                                             --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------   ---------------------
           Net investment income (loss)....................                19,259                  18,208                  15,506
                                                             --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                53,965                  77,498                  46,196
      Realized gains (losses) on sale of investments.......                 1,827                   (552)                   3,497
                                                             --------------------    --------------------   ---------------------
           Net realized gains (losses).....................                55,792                  76,946                  49,693
                                                             --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments...                98,370                (22,963)                (69,036)
                                                             --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               154,162                  53,983                (19,343)
                                                             --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            173,421    $             72,191   $             (3,837)
                                                             ====================    ====================   =====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                           BHFTI AMERICAN FUNDS GROWTH ALLOCATION
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             29,710   $             26,959   $             24,524
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                29,710                 26,959                 24,524
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               125,095                165,604                 95,418
      Realized gains (losses) on sale of investments.......                 2,793                (5,416)                 15,416
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................               127,888                160,188                110,834
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...               236,441               (37,021)              (141,365)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               364,329                123,167               (30,531)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            394,039   $            150,126   $            (6,007)
                                                             ====================   ====================   ====================


                                                                          BHFTI AMERICAN FUNDS MODERATE ALLOCATION
                                                                                          DIVISION
                                                             -----------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $             27,088   $             23,999   $            17,019
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                    --
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................                27,088                 23,999                17,019
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                56,192                 68,764                40,376
      Realized gains (losses) on sale of investments.......                 (553)                (1,035)                12,509
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................                55,639                 67,729                52,885
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...                80,012               (16,232)              (73,320)
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               135,651                 51,497              (20,435)
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            162,739   $             75,496   $           (3,416)
                                                             ====================   ====================   ===================


                                                                              BHFTI AQR GLOBAL RISK BALANCED
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                    2017                   2016                   2015
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             2,366    $                --   $              7,434
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                   --                     --                     --
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................                2,366                     --                  7,434
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                6,628                     --                 13,315
      Realized gains (losses) on sale of investments.......              (1,940)                (7,843)                (2,519)
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................                4,688                (7,843)                 10,796
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...                6,767                 18,548               (30,868)
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               11,455                 10,705               (20,072)
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            13,821    $            10,705   $           (12,638)
                                                             ===================    ===================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                           BHFTI BLACKROCK GLOBAL TACTICAL STRATEGIES
                                                                                            DIVISION
                                                             ---------------------------------------------------------------------
                                                                      2017                    2016                    2015
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               2,651   $               4,216   $               3,577
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                  2,651                   4,216                   3,577
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  4,771                  23,769                   9,296
      Realized gains (losses) on sale of investments.......                  (105)                   (756)                      49
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                  4,666                  23,013                   9,345
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                 40,461                (13,208)                (14,933)
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 45,127                   9,805                 (5,588)
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              47,778   $              14,021   $             (2,011)
                                                             =====================   =====================   =====================


                                                                            BHFTI BRIGHTHOUSE ASSET ALLOCATION 100
                                                                                           DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2017                    2016                    2015
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             349,648   $             523,833   $             322,952
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 15,750                  14,780                  16,490
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                333,898                 509,053                 306,462
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              1,313,399               2,664,123               1,572,075
      Realized gains (losses) on sale of investments.......                313,827                 102,098                 325,688
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................              1,627,226               2,766,221               1,897,763
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...              2,972,083             (1,391,486)             (2,617,113)
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              4,599,309               1,374,735               (719,350)
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           4,933,207   $           1,883,788   $           (412,888)
                                                             =====================   =====================   =====================


                                                                                BHFTI BRIGHTHOUSE BALANCED PLUS
                                                                                           DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2017                    2016                    2015
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               5,462   $               7,951   $               4,773
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                  5,462                   7,951                   4,773
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 17,375                   3,078                  13,434
      Realized gains (losses) on sale of investments.......                    860                   (955)                 (2,885)
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                 18,235                   2,123                  10,549
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                 35,046                  12,397                (26,058)
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 53,281                  14,520                (15,509)
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              58,743   $              22,471   $            (10,736)
                                                             =====================   =====================   =====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                              BHFTI BRIGHTHOUSE SMALL CAP VALUE
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              6,610   $              8,421   $                800
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                 6,610                  8,421                    800
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                26,213                 21,554                310,745
      Realized gains (losses) on sale of investments.......                 9,255               (31,090)                  1,317
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                35,468                (9,536)                312,062
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                41,355                191,373              (358,930)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                76,823                181,837               (46,868)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $             83,433   $            190,258   $           (46,068)
                                                             ====================   ====================   ====================


                                                                     BHFTI BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              9,611   $              6,049   $             10,228
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                 9,611                  6,049                 10,228
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......                 7,574               (30,698)                (4,559)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                 7,574               (30,698)                (4,559)
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...               170,725                 89,323               (82,085)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               178,299                 58,625               (86,644)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            187,910   $             64,674   $           (76,416)
                                                             ====================   ====================   ====================


                                                                        BHFTI BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND
                                                                                           DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                    2016                   2015
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --    $                 --   $             16,491
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................                    --                      --                 16,491
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   100                     486                    355
      Realized gains (losses) on sale of investments.......               (1,448)                 (2,171)                (5,538)
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................               (1,348)                 (1,685)                (5,183)
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...                 2,100                   4,976               (19,099)
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                   752                   3,291               (24,282)
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $                752    $              3,291   $            (7,791)
                                                             ====================    ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                       BHFTI BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                   2016                    2015
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          4,789,366   $           9,605,133   $          3,933,627
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................             2,236,275               2,007,407              2,110,795
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................             2,553,091               7,597,726              1,822,832
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            16,060,148              26,127,082             29,529,907
      Realized gains (losses) on sale of investments.......             9,245,393               4,953,703              6,791,139
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................            25,305,541              31,080,785             36,321,046
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...            57,041,217             (8,253,818)           (21,509,605)
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            82,346,758              22,826,967             14,811,441
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         84,899,849   $          30,424,693   $         16,634,273
                                                             ====================   =====================   ====================


                                                                               BHFTI CLARION GLOBAL REAL ESTATE
                                                                                           DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                    2016                   2015
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,053,750   $             679,349   $          1,234,670
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                27,604                  29,090                 31,928
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................             1,026,146                 650,259              1,202,742
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                     --
      Realized gains (losses) on sale of investments.......                11,186                  31,945                 48,531
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................                11,186                  31,945                 48,531
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...             1,949,598               (362,033)            (1,654,271)
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             1,960,784               (330,088)            (1,605,740)
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          2,986,930   $             320,171   $          (402,998)
                                                             ====================   =====================   ====================


                                                                              BHFTI CLEARBRIDGE AGGRESSIVE GROWTH
                                                                                           DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                    2016                   2015
                                                             ---------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             411,128   $            270,534   $            198,717
                                                             ---------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 38,033                 36,607                 45,621
                                                             ---------------------   --------------------   --------------------
           Net investment income (loss)....................                373,095                233,927                153,096
                                                             ---------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                     --                     --
      Realized gains (losses) on sale of investments.......              1,758,844                970,623              1,820,551
                                                             ---------------------   --------------------   --------------------
           Net realized gains (losses).....................              1,758,844                970,623              1,820,551
                                                             ---------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...              5,283,206              (103,509)            (3,670,688)
                                                             ---------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              7,042,050                867,114            (1,850,137)
                                                             ---------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           7,415,145   $          1,101,041   $        (1,697,041)
                                                             =====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                             BHFTI HARRIS OAKMARK INTERNATIONAL
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                   2016                    2015
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $            809,196   $            861,973    $          1,358,813
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                57,884                 49,021                  57,999
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................               751,312                812,952               1,300,814
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --              2,415,203               3,880,482
      Realized gains (losses) on sale of investments.......               298,648              (640,681)                  49,542
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................               298,648              1,774,522               3,930,024
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...            10,649,156                446,527             (6,964,997)
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            10,947,804              2,221,049             (3,034,973)
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         11,699,116   $          3,034,001    $        (1,734,159)
                                                             ====================   ====================    ====================


                                                                           BHFTI INVESCO BALANCED-RISK ALLOCATION
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              1,933   $                 63   $               1,200
                                                             --------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------   ---------------------
           Net investment income (loss)....................                 1,933                     63                   1,200
                                                             --------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 2,679                     --                   3,078
      Realized gains (losses) on sale of investments.......                     1                  (528)                 (1,351)
                                                             --------------------   --------------------   ---------------------
           Net realized gains (losses).....................                 2,680                  (528)                   1,727
                                                             --------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...                   724                  4,887                 (4,753)
                                                             --------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 3,404                  4,359                 (3,026)
                                                             --------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              5,337   $              4,422   $             (1,826)
                                                             ====================   ====================   =====================


                                                                               BHFTI INVESCO SMALL CAP GROWTH
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                   2016                    2015
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $                 --    $              9,561
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                 8,930                  8,076                   9,074
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................               (8,930)                (8,076)                     487
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               722,548              1,137,318               1,773,695
      Realized gains (losses) on sale of investments.......              (32,646)              (110,635)                   1,804
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................               689,902              1,026,683               1,775,499
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...               961,544              (318,719)             (1,866,286)
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             1,651,446                707,964                (90,787)
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          1,642,516   $            699,888    $           (90,300)
                                                             ====================   ====================    ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                           BHFTI JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              5,628   $              3,855   $              5,107
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                 5,628                  3,855                  5,107
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                  3,091                  8,853
      Realized gains (losses) on sale of investments.......                   761                  (510)                  (120)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                   761                  2,581                  8,733
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                28,770                (1,187)               (12,813)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                29,531                  1,394                (4,080)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $             35,159   $              5,249   $              1,027
                                                             ====================   ====================   ====================


                                                                               BHFTI JPMORGAN SMALL CAP VALUE
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              7,780   $              6,286   $              4,196
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                 7,780                  6,286                  4,196
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                27,983                 22,605                 26,694
      Realized gains (losses) on sale of investments.......                12,875                  2,029                  (765)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                40,858                 24,634                 25,929
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...              (24,944)                 79,671               (52,802)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                15,914                104,305               (26,873)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $             23,694   $            110,591   $           (22,677)
                                                             ====================   ====================   ====================


                                                                             BHFTI LOOMIS SAYLES GLOBAL MARKETS
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              6,635   $              6,758   $              7,875
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                 6,635                  6,758                  7,875
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 1,769                 11,125                     --
      Realized gains (losses) on sale of investments.......                 6,743                  1,573                 18,423
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                 8,512                 12,698                 18,423
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                71,276                (1,350)               (13,993)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                79,788                 11,348                  4,430
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $             86,423   $             18,106   $             12,305
                                                             ====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                           BHFTI METLIFE MULTI-INDEX TARGETED RISK
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             -------------------    -------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $             2,477    $             1,944    $              1,398
                                                             -------------------    -------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                   --                     --                      --
                                                             -------------------    -------------------    --------------------
           Net investment income (loss)....................                2,477                  1,944                   1,398
                                                             -------------------    -------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                4,511                     --                   3,097
      Realized gains (losses) on sale of investments.......                1,795                   (37)                   1,073
                                                             -------------------    -------------------    --------------------
           Net realized gains (losses).....................                6,306                   (37)                   4,170
                                                             -------------------    -------------------    --------------------
      Change in unrealized gains (losses) on investments...               15,712                  4,590                 (7,672)
                                                             -------------------    -------------------    --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               22,018                  4,553                 (3,502)
                                                             -------------------    -------------------    --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            24,495    $             6,497    $            (2,104)
                                                             ===================    ===================    ====================


                                                                              BHFTI MFS RESEARCH INTERNATIONAL
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            365,364   $            378,662   $            565,935
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                16,781                 15,460                 17,693
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               348,583                363,202                548,242
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......               120,626              (113,918)                 34,366
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................               120,626              (113,918)                 34,366
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             4,288,325              (396,420)              (864,226)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             4,408,951              (510,338)              (829,860)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          4,757,534   $          (147,136)   $          (281,618)
                                                             ====================   ====================   ====================


                                                                             BHFTI MORGAN STANLEY MID CAP GROWTH
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $            795,262   $                 --    $                --
                                                             --------------------   --------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................               672,898                581,093                686,901
                                                             --------------------   --------------------    -------------------
           Net investment income (loss)....................               122,364              (581,093)              (686,901)
                                                             --------------------   --------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......             6,098,517              3,185,085              4,836,759
                                                             --------------------   --------------------    -------------------
           Net realized gains (losses).....................             6,098,517              3,185,085              4,836,759
                                                             --------------------   --------------------    -------------------
      Change in unrealized gains (losses) on investments...            66,869,811           (20,525,720)           (15,427,415)
                                                             --------------------   --------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            72,968,328           (17,340,635)           (10,590,656)
                                                             --------------------   --------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         73,090,692   $       (17,921,728)    $      (11,277,557)
                                                             ====================   ====================    ===================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                               BHFTI OPPENHEIMER GLOBAL EQUITY
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            631,796   $            540,111   $            609,199
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               143,449                112,319                104,779
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               488,347                427,792                504,420
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --              2,248,912              1,119,227
      Realized gains (losses) on sale of investments.......             2,246,334              1,062,963              1,459,506
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             2,246,334              3,311,875              2,578,733
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...            14,255,607            (3,785,262)            (1,183,054)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            16,501,941              (473,387)              1,395,679
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         16,990,288   $           (45,595)   $          1,900,099
                                                             ====================   ====================   ====================


                                                                           BHFTI PANAGORA GLOBAL DIVERSIFIED RISK
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                 2015 (b)
                                                             -------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                --    $                 --   $                 50
                                                             -------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                   --                      --                     --
                                                             -------------------    --------------------   --------------------
           Net investment income (loss)....................                   --                      --                     50
                                                             -------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   --                      --                     65
      Realized gains (losses) on sale of investments.......                   81                       1                  (360)
                                                             -------------------    --------------------   --------------------
           Net realized gains (losses).....................                   81                       1                  (295)
                                                             -------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...                   16                     (1)                      1
                                                             -------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                   97                      --                  (294)
                                                             -------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $                97    $                 --   $              (244)
                                                             ===================    ====================   ====================


                                                                            BHFTI PIMCO INFLATION PROTECTED BOND
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            184,363   $                 --   $            559,967
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                17,161                 17,989                 19,912
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               167,202               (17,989)                540,055
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......             (123,809)              (134,822)              (211,211)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             (123,809)              (134,822)              (211,211)
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...               327,314                652,775              (655,945)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               203,505                517,953              (867,156)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            370,707   $            499,964   $          (327,101)
                                                             ====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                                  BHFTI PIMCO TOTAL RETURN
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $            849,953   $          1,232,049   $           2,501,824
                                                             --------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                52,719                 55,405                  58,540
                                                             --------------------   --------------------   ---------------------
           Net investment income (loss)....................               797,234              1,176,644               2,443,284
                                                             --------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               211,560                     --                 545,027
      Realized gains (losses) on sale of investments.......              (75,048)              (107,899)                (40,218)
                                                             --------------------   --------------------   ---------------------
           Net realized gains (losses).....................               136,512              (107,899)                 504,809
                                                             --------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...             1,034,223                134,407             (2,854,535)
                                                             --------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             1,170,735                 26,508             (2,349,726)
                                                             --------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          1,967,969   $          1,203,152   $              93,558
                                                             ====================   ====================   =====================


                                                                              BHFTI SCHRODERS GLOBAL MULTI-ASSET
                                                                                           DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                    2016                   2015
                                                             ---------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 508   $                675   $                467
                                                             ---------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                     --
                                                             ---------------------   --------------------   --------------------
           Net investment income (loss)....................                    508                    675                    467
                                                             ---------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  1,219                    658                  1,401
      Realized gains (losses) on sale of investments.......                    255                   (11)                     35
                                                             ---------------------   --------------------   --------------------
           Net realized gains (losses).....................                  1,474                    647                  1,436
                                                             ---------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                  6,574                  1,558                (2,611)
                                                             ---------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  8,048                  2,205                (1,175)
                                                             ---------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               8,556   $              2,880   $              (708)
                                                             =====================   ====================   ====================


                                                                            BHFTI SCHRODERS GLOBAL MULTI-ASSET II
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                116   $                 47   $                 86
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                   116                     47                     86
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     1                     16                    433
      Realized gains (losses) on sale of investments.......                    43                    (9)                    545
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                    44                      7                    978
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                 1,539                    239                  (255)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 1,583                    246                    723
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              1,699   $                293   $                809
                                                             ====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                             BHFTI SSGA GROWTH AND INCOME ETF
                                                                                         DIVISION
                                                             ----------------------------------------------------------------
                                                                     2017                  2016                  2015
                                                             -------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $           220,103   $           201,907    $           200,671
                                                             -------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................                8,503                 8,489                  9,183
                                                             -------------------   -------------------    -------------------
          Net investment income (loss).....................              211,600               193,418                191,488
                                                             -------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               25,075               439,798                439,240
      Realized gains (losses) on sale of investments.......               31,915              (17,565)                 68,038
                                                             -------------------   -------------------    -------------------
          Net realized gains (losses)......................               56,990               422,233                507,278
                                                             -------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments...              993,368             (166,860)              (845,948)
                                                             -------------------   -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            1,050,358               255,373              (338,670)
                                                             -------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         1,261,958   $           448,791    $         (147,182)
                                                             ===================   ===================    ===================


                                                                                   BHFTI SSGA GROWTH ETF
                                                                                         DIVISION
                                                             ----------------------------------------------------------------
                                                                     2017                  2016                  2015
                                                             --------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            183,120   $           159,959   $           152,270
                                                             --------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                 7,493                 7,001                 7,372
                                                             --------------------   -------------------   -------------------
          Net investment income (loss).....................               175,627               152,958               144,898
                                                             --------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                82,762               424,639               369,187
      Realized gains (losses) on sale of investments.......                70,763              (36,140)                30,189
                                                             --------------------   -------------------   -------------------
          Net realized gains (losses)......................               153,525               388,499               399,376
                                                             --------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...             1,057,422             (116,079)             (699,498)
                                                             --------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             1,210,947               272,420             (300,122)
                                                             --------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          1,386,574   $           425,378   $         (155,224)
                                                             ====================   ===================   ===================


                                                                            BHFTI T. ROWE PRICE LARGE CAP VALUE
                                                                                         DIVISION
                                                             ----------------------------------------------------------------
                                                                     2017                  2016                  2015
                                                             -------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            56,019   $            63,487   $             36,741
                                                             -------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                   --                    --                     --
                                                             -------------------   -------------------   --------------------
          Net investment income (loss).....................               56,019                63,487                 36,741
                                                             -------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              211,170               241,959                  4,421
      Realized gains (losses) on sale of investments.......                7,745                22,893                 86,882
                                                             -------------------   -------------------   --------------------
          Net realized gains (losses)......................              218,915               264,852                 91,303
                                                             -------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...              129,307                 1,148              (197,956)
                                                             -------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              348,222               266,000              (106,653)
                                                             -------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           404,241   $           329,487   $           (69,912)
                                                             ===================   ===================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                             BHFTI T. ROWE PRICE MID CAP GROWTH
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                   2016                    2015
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $                  --   $                 --
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                53,030                  45,975                 45,309
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................              (53,030)                (45,975)               (45,309)
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             3,182,369               4,929,907              5,111,107
      Realized gains (losses) on sale of investments.......               414,597                 274,363                671,843
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................             3,596,966               5,204,270              5,782,950
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...             4,985,555             (3,017,999)            (3,612,484)
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             8,582,521               2,186,271              2,170,466
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          8,529,491   $           2,140,296   $          2,125,157
                                                             ====================   =====================   ====================


                                                                             BHFTI VICTORY SYCAMORE MID CAP VALUE
                                                                                           DIVISION
                                                             --------------------------------------------------------------------
                                                                     2017                    2016                    2015
                                                             ---------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $           1,006,939   $            727,789   $             652,691
                                                             ---------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 82,275                 77,755                  88,957
                                                             ---------------------   --------------------   ---------------------
           Net investment income (loss)....................                924,664                650,034                 563,734
                                                             ---------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --              3,889,123               4,446,457
      Realized gains (losses) on sale of investments.......                763,180                 11,246                 732,310
                                                             ---------------------   --------------------   ---------------------
           Net realized gains (losses).....................                763,180              3,900,369               5,178,767
                                                             ---------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...              6,544,581              7,673,646            (13,696,346)
                                                             ---------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              7,307,761             11,574,015             (8,517,579)
                                                             ---------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           8,232,425   $         12,224,049   $         (7,953,845)
                                                             =====================   ====================   =====================


                                                                          BHFTII BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                           DIVISION
                                                             --------------------------------------------------------------------
                                                                     2017                    2016                    2015
                                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $             553,050   $            627,145    $            713,415
                                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                209,721                179,611                 193,538
                                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....................                343,329                447,534                 519,877
                                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                     --                      --
      Realized gains (losses) on sale of investments.......                322,047              (310,525)               (206,507)
                                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....................                322,047              (310,525)               (206,507)
                                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...             12,519,996              1,728,920             (1,227,962)
                                                             ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             12,842,043              1,418,395             (1,434,469)
                                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          13,185,372   $          1,865,929    $          (914,592)
                                                             =====================   ====================    ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                                BHFTII BLACKROCK BOND INCOME
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          2,411,937   $          2,531,954   $          3,137,039
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               272,659                278,834                287,424
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................             2,139,278              2,253,120              2,849,615
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                918,699
      Realized gains (losses) on sale of investments.......              (33,084)                 30,488                (4,703)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................              (33,084)                 30,488                913,996
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...               749,028               (97,803)            (3,544,439)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               715,944               (67,315)            (2,630,443)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          2,855,222   $          2,185,805   $            219,172
                                                             ====================   ====================   ====================


                                                                            BHFTII BLACKROCK CAPITAL APPRECIATION
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             11,274   $                 --   $                 --
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                11,518                  9,977                 10,693
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                 (244)                (9,977)               (10,693)
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               248,842                852,431              1,744,269
      Realized gains (losses) on sale of investments.......               337,629                195,339                278,466
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................               586,471              1,047,770              2,022,735
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             2,528,190            (1,066,351)            (1,407,738)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             3,114,661               (18,581)                614,997
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          3,114,417   $           (28,558)   $            604,304
                                                             ====================   ====================   ====================


                                                                           BHFTII BLACKROCK ULTRA-SHORT TERM BOND
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             91,995   $             16,356   $                813
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                31,108                 34,740                 35,827
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                60,887               (18,384)               (35,014)
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   532                    487                     --
      Realized gains (losses) on sale of investments.......                25,191                  3,225                     --
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                25,723                  3,712                     --
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...               119,513                 60,725                     --
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               145,236                 64,437                     --
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            206,123   $             46,053   $           (35,014)
                                                             ====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                             BHFTII BRIGHTHOUSE ASSET ALLOCATION 20
                                                                                            DIVISION
                                                             ----------------------------------------------------------------------
                                                                     2017                     2016                    2015
                                                             ---------------------   ---------------------    ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             126,677   $             185,658    $             124,733
                                                             ---------------------   ---------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges...................                  7,207                   7,760                    8,287
                                                             ---------------------   ---------------------    ---------------------
           Net investment income (loss)....................                119,470                 177,898                  116,446
                                                             ---------------------   ---------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 87,901                 179,520                  168,162
      Realized gains (losses) on sale of investments.......               (47,017)                (57,458)                    6,832
                                                             ---------------------   ---------------------    ---------------------
           Net realized gains (losses).....................                 40,884                 122,062                  174,994
                                                             ---------------------   ---------------------    ---------------------
      Change in unrealized gains (losses) on investments...                193,850                (54,551)                (309,762)
                                                             ---------------------   ---------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                234,734                  67,511                (134,768)
                                                             ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             354,204   $             245,409    $            (18,322)
                                                             =====================   =====================    =====================


                                                                            BHFTII BRIGHTHOUSE ASSET ALLOCATION 40
                                                                                           DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2017                    2016                     2015
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             243,164   $             380,608   $              46,938
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 15,988                  15,456                  17,505
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                227,176                 365,152                  29,433
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                340,561                 653,875                 559,298
      Realized gains (losses) on sale of investments.......                  8,343                 (4,511)                 140,214
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                348,904                 649,364                 699,512
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                555,970               (402,883)               (854,363)
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                904,874                 246,481               (154,851)
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           1,132,050   $             611,633   $           (125,418)
                                                             =====================   =====================   =====================


                                                                             BHFTII BRIGHTHOUSE ASSET ALLOCATION 60
                                                                                            DIVISION
                                                             ----------------------------------------------------------------------
                                                                     2017                     2016                    2015
                                                             ---------------------   ---------------------    ---------------------
INVESTMENT INCOME:
      Dividends............................................  $           1,067,522   $           1,741,228    $             390,972
                                                             ---------------------   ---------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 79,507                  80,187                   85,255
                                                             ---------------------   ---------------------    ---------------------
           Net investment income (loss)....................                988,015               1,661,041                  305,717
                                                             ---------------------   ---------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              2,146,384               4,622,045                3,409,671
      Realized gains (losses) on sale of investments.......                456,295                 180,894                  662,426
                                                             ---------------------   ---------------------    ---------------------
           Net realized gains (losses).....................              2,602,679               4,802,939                4,072,097
                                                             ---------------------   ---------------------    ---------------------
      Change in unrealized gains (losses) on investments...              3,901,633             (2,834,262)              (4,965,532)
                                                             ---------------------   ---------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              6,504,312               1,968,677                (893,435)
                                                             ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           7,492,327   $           3,629,718    $           (587,718)
                                                             =====================   =====================    =====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                            BHFTII BRIGHTHOUSE ASSET ALLOCATION 80
                                                                                           DIVISION
                                                             --------------------------------------------------------------------
                                                                     2017                    2016                   2015
                                                             --------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,815,853   $           3,023,030   $             512,933
                                                             --------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                89,663                  80,568                  85,082
                                                             --------------------   ---------------------   ---------------------
           Net investment income (loss)....................             1,726,190               2,942,462                 427,851
                                                             --------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             5,578,827              11,163,996               4,372,751
      Realized gains (losses) on sale of investments.......             1,298,195                 857,817               1,805,013
                                                             --------------------   ---------------------   ---------------------
           Net realized gains (losses).....................             6,877,022              12,021,813               6,177,764
                                                             --------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...             9,496,898             (7,365,543)             (8,037,823)
                                                             --------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            16,373,920               4,656,270             (1,860,059)
                                                             --------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         18,100,110   $           7,598,732   $         (1,432,208)
                                                             ====================   =====================   =====================


                                                                           BHFTII BRIGHTHOUSE/ARTISAN MID CAP VALUE
                                                                                           DIVISION
                                                             --------------------------------------------------------------------
                                                                      2017                   2016                    2015
                                                             ---------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             441,768   $             623,203   $            704,333
                                                             ---------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 54,893                  49,909                 52,726
                                                             ---------------------   ---------------------   --------------------
           Net investment income (loss)....................                386,875                 573,294                651,607
                                                             ---------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --               6,218,111              7,448,048
      Realized gains (losses) on sale of investments.......                643,877                 158,671                632,699
                                                             ---------------------   ---------------------   --------------------
           Net realized gains (losses).....................                643,877               6,376,782              8,080,747
                                                             ---------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...              6,536,022               4,919,832           (14,388,947)
                                                             ---------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              7,179,899              11,296,614            (6,308,200)
                                                             ---------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           7,566,774   $          11,869,908   $        (5,656,593)
                                                             =====================   =====================   ====================


                                                                            BHFTII BRIGHTHOUSE/WELLINGTON BALANCED
                                                                                           DIVISION
                                                             --------------------------------------------------------------------
                                                                     2017                    2016                   2015
                                                             --------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $          6,002,089   $           8,164,072   $           6,073,749
                                                             --------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................             1,662,608               1,586,955               1,662,109
                                                             --------------------   ---------------------   ---------------------
           Net investment income (loss)....................             4,339,481               6,577,117               4,411,640
                                                             --------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             7,530,180              13,751,650              51,879,369
      Realized gains (losses) on sale of investments.......             2,933,892               1,873,457               4,030,610
                                                             --------------------   ---------------------   ---------------------
           Net realized gains (losses).....................            10,464,072              15,625,107              55,909,979
                                                             --------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...            27,671,155             (3,743,348)            (53,963,621)
                                                             --------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            38,135,227              11,881,759               1,946,358
                                                             --------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         42,474,708   $          18,458,876   $           6,357,998
                                                             ====================   =====================   =====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                    BHFTII BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES
                                                                                           DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                    2016                   2015
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,196,624    $          1,178,342   $          1,320,806
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                58,748                  55,978                 57,675
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................             1,137,876               1,122,364              1,263,131
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             2,824,131               3,218,161             25,408,009
      Realized gains (losses) on sale of investments.......               379,451                (89,698)                716,455
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................             3,203,582               3,128,463             26,124,464
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...             9,056,499                 855,321           (25,717,218)
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            12,260,081               3,983,784                407,246
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         13,397,957    $          5,106,148   $          1,670,377
                                                             ====================    ====================   ====================


                                                                               BHFTII FRONTIER MID CAP GROWTH
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $                 --   $                 --
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................             1,632,964              1,459,027              1,605,819
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................           (1,632,964)            (1,459,027)            (1,605,819)
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             5,792,652             25,696,515             31,059,487
      Realized gains (losses) on sale of investments.......             5,416,830              2,622,698              5,229,191
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................            11,209,482             28,319,213             36,288,678
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...            43,545,366           (16,692,072)           (28,947,695)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            54,754,848             11,627,141              7,340,983
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         53,121,884   $         10,168,114   $          5,735,164
                                                             ====================   ====================   ====================


                                                                                   BHFTII JENNISON GROWTH
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             84,450   $             66,617   $             64,278
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                17,500                 14,334                 14,588
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                66,950                 52,283                 49,690
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             1,883,231              2,948,170              3,546,254
      Realized gains (losses) on sale of investments.......               374,997                177,425                583,747
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             2,258,228              3,125,595              4,130,001
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             6,383,010            (3,197,364)            (1,789,865)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             8,641,238               (71,769)              2,340,136
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          8,708,188   $           (19,486)   $          2,389,826
                                                             ====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                             BHFTII LOOMIS SAYLES SMALL CAP CORE
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             75,600   $             76,360   $             38,636
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                26,031                 22,984                 24,860
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                49,569                 53,376                 13,776
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             1,682,939              2,113,583              3,150,294
      Realized gains (losses) on sale of investments.......               473,735                122,418                370,891
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             2,156,674              2,236,001              3,521,185
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             1,501,241              1,915,532            (3,857,826)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             3,657,915              4,151,533              (336,641)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          3,707,484   $          4,204,909   $          (322,865)
                                                             ====================   ====================   ====================


                                                                            BHFTII LOOMIS SAYLES SMALL CAP GROWTH
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $                 --   $                 --
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 9,721                  9,163                  9,783
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               (9,721)                (9,163)                (9,783)
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               548,702              1,165,890              1,543,783
      Realized gains (losses) on sale of investments.......               214,228                 56,242                261,026
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................               762,930              1,222,132              1,804,809
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             2,111,346              (582,015)            (1,598,061)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             2,874,276                640,117                206,748
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          2,864,555   $            630,954   $            196,965
                                                             ====================   ====================   ====================


                                                                             BHFTII METLIFE AGGREGATE BOND INDEX
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          3,851,349   $          3,556,980   $          3,746,041
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                41,255                 40,599                 39,974
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................             3,810,094              3,516,381              3,706,067
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......              (60,039)                157,844                111,155
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................              (60,039)                157,844                111,155
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...               463,003              (713,953)            (3,467,125)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               402,964              (556,109)            (3,355,970)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          4,213,058   $          2,960,272   $            350,097
                                                             ====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                             BHFTII METLIFE MID CAP STOCK INDEX
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,393,301   $          1,110,219   $          1,033,473
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                73,593                 65,628                 68,461
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................             1,319,708              1,044,591                965,012
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             6,351,214              6,666,040              5,617,501
      Realized gains (losses) on sale of investments.......             2,402,793              1,488,577              1,969,456
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             8,754,007              8,154,617              7,586,957
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             4,956,766              7,196,356           (10,506,888)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            13,710,773             15,350,973            (2,919,931)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         15,030,481   $         16,395,564   $        (1,954,919)
                                                             ====================   ====================   ====================


                                                                               BHFTII METLIFE MSCI EAFE INDEX
                                                                                          DIVISION
                                                             -----------------------------------------------------------------
                                                                     2017                   2016                  2015
                                                             -------------------    -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $         2,349,651    $         1,978,825    $         2,538,836
                                                             -------------------    -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................               40,550                 35,536                 38,784
                                                             -------------------    -------------------    -------------------
           Net investment income (loss)....................            2,309,101              1,943,289              2,500,052
                                                             -------------------    -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   --                     --                     --
      Realized gains (losses) on sale of investments.......            1,359,240                101,562                707,350
                                                             -------------------    -------------------    -------------------
           Net realized gains (losses).....................            1,359,240                101,562                707,350
                                                             -------------------    -------------------    -------------------
      Change in unrealized gains (losses) on investments...           15,314,940              (990,605)            (3,862,935)
                                                             -------------------    -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           16,674,180              (889,043)            (3,155,585)
                                                             -------------------    -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        18,983,281    $         1,054,246    $         (655,533)
                                                             ===================    ===================    ===================


                                                                              BHFTII METLIFE RUSSELL 2000 INDEX
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            973,933   $            959,940   $            876,249
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                54,478                 46,857                 47,773
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               919,455                913,083                828,476
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             3,194,653              4,042,248              4,152,346
      Realized gains (losses) on sale of investments.......             2,846,816              1,662,177              2,119,087
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             6,041,469              5,704,425              6,271,433
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             4,109,388              7,347,406           (10,053,677)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            10,150,857             13,051,831            (3,782,244)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         11,070,312   $         13,964,914   $        (2,953,768)
                                                             ====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                                 BHFTII METLIFE STOCK INDEX
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $         19,102,288   $         19,282,251   $         16,989,974
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................             2,334,132              2,114,804              2,188,283
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................            16,768,156             17,167,447             14,801,691
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            30,024,000             42,275,909             40,868,342
      Realized gains (losses) on sale of investments.......            34,571,519             15,702,100             17,484,826
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................            64,595,519             57,978,009             58,353,168
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           126,477,450             31,292,870           (63,726,527)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           191,072,969             89,270,879            (5,373,359)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        207,841,125   $        106,438,326   $          9,428,332
                                                             ====================   ====================   ====================


                                                                                   BHFTII MFS TOTAL RETURN
                                                                                          DIVISION
                                                             -----------------------------------------------------------------
                                                                     2017                   2016                  2015
                                                             -------------------    -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $           265,892    $           287,267    $           256,077
                                                             -------------------    -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................                9,874                  9,492                  8,955
                                                             -------------------    -------------------    -------------------
           Net investment income (loss)....................              256,018                277,775                247,122
                                                             -------------------    -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              556,179                417,334                     --
      Realized gains (losses) on sale of investments.......              137,114                162,191                196,619
                                                             -------------------    -------------------    -------------------
           Net realized gains (losses).....................              693,293                579,525                196,619
                                                             -------------------    -------------------    -------------------
      Change in unrealized gains (losses) on investments...            1,181,033                  3,086              (470,036)
                                                             -------------------    -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            1,874,326                582,611              (273,417)
                                                             -------------------    -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         2,130,344    $           860,386    $          (26,295)
                                                             ===================    ===================    ===================


                                                                                      BHFTII MFS VALUE
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,881,888   $          1,901,086   $          2,325,157
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                74,868                 68,482                 70,555
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................             1,807,020              1,832,604              2,254,602
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             5,556,050              7,583,219             13,359,170
      Realized gains (losses) on sale of investments.......               820,001                440,263              1,066,697
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             6,376,051              8,023,482             14,425,867
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             7,634,853              1,456,878           (16,842,516)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            14,010,904              9,480,360            (2,416,649)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         15,817,924   $         11,312,964   $          (162,047)
                                                             ====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                                     BHFTII MFS VALUE II
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            550,421   $            319,165   $            358,828
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                24,035                 22,545                 23,445
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               526,386                296,620                335,383
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --              1,458,734              1,605,704
      Realized gains (losses) on sale of investments.......             (221,837)              (389,249)              (183,787)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             (221,837)              1,069,485              1,421,917
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             1,234,077              1,883,740            (2,942,487)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             1,012,240              2,953,225            (1,520,570)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          1,538,626   $          3,249,845   $        (1,185,187)
                                                             ====================   ====================   ====================


                                                                               BHFTII NEUBERGER BERMAN GENESIS
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            467,365   $            488,023   $            455,355
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                97,289                 88,644                 93,449
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               370,076                399,379                361,906
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             9,271,091                     --                     --
      Realized gains (losses) on sale of investments.......             2,786,014              1,826,763              1,512,189
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................            12,057,105              1,826,763              1,512,189
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             4,394,645             15,758,188            (1,230,308)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            16,451,750             17,584,951                281,881
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         16,821,826   $         17,984,330   $            643,787
                                                             ====================   ====================   ====================


                                                                            BHFTII T. ROWE PRICE LARGE CAP GROWTH
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            290,388   $             49,087   $            117,835
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                68,479                 57,405                 60,498
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               221,909                (8,318)                 57,337
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             5,723,064             10,221,524             15,073,030
      Realized gains (losses) on sale of investments.......             2,250,944              1,301,214              2,495,339
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             7,974,008             11,522,738             17,568,369
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...            19,425,313           (10,229,673)            (8,845,976)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            27,399,321              1,293,065              8,722,393
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         27,621,230   $          1,284,747   $          8,779,730
                                                             ====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                             BHFTII T. ROWE PRICE SMALL CAP GROWTH
                                                                                           DIVISION
                                                             -------------------------------------------------------------------
                                                                      2017                   2016                   2015
                                                             ---------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             383,598   $            278,411   $            155,566
                                                             ---------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                422,353                374,021                404,512
                                                             ---------------------   --------------------   --------------------
           Net investment income (loss)....................               (38,755)               (95,610)              (248,946)
                                                             ---------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              7,083,773             13,259,903              9,768,650
      Realized gains (losses) on sale of investments.......              2,988,428              2,246,255              3,150,255
                                                             ---------------------   --------------------   --------------------
           Net realized gains (losses).....................             10,072,201             15,506,158             12,918,905
                                                             ---------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             14,656,850            (3,850,598)            (9,935,901)
                                                             ---------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             24,729,051             11,655,560              2,983,004
                                                             ---------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          24,690,296   $         11,559,950   $          2,734,058
                                                             =====================   ====================   ====================


                                                                           BHFTII VANECK GLOBAL NATURAL RESOURCES
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                   2016                    2015
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                290   $               1,967   $                974
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................                   290                   1,967                    974
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                     --
      Realized gains (losses) on sale of investments.......               (3,647)                 (7,201)                (9,795)
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................               (3,647)                 (7,201)                (9,795)
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...                 5,530                  88,581               (64,308)
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 1,883                  81,380               (74,103)
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              2,173   $              83,347   $           (73,129)
                                                             ====================   =====================   ====================


                                                                BHFTII WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                   2016                    2015
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          2,088,016   $             831,199   $          1,322,147
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                86,369                  69,295                 32,560
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................             2,001,647                 761,904              1,289,587
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                     --
      Realized gains (losses) on sale of investments.......               364,897                 119,058                 73,628
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................               364,897                 119,058                 73,628
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...             1,796,363               2,417,251            (1,827,670)
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             2,161,260               2,536,309            (1,754,042)
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          4,162,907   $           3,298,213   $          (464,455)
                                                             ====================   =====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                        BHFTII WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                           DIVISION
                                                             --------------------------------------------------------------------
                                                                     2017                    2016                    2015
                                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $             418,500   $            416,577    $            373,766
                                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                 16,252                 16,155                  16,226
                                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....................                402,248                400,422                 357,540
                                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                     --                      --
      Realized gains (losses) on sale of investments.......               (35,219)               (10,757)                 (6,880)
                                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....................               (35,219)               (10,757)                 (6,880)
                                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...               (80,512)              (199,711)               (270,748)
                                                             ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (115,731)              (210,468)               (277,628)
                                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             286,517   $            189,954    $             79,912
                                                             =====================   ====================    ====================


                                                                                DREYFUS VIF INTERNATIONAL VALUE
                                                                                           DIVISION
                                                             ---------------------------------------------------------------------
                                                                      2017                   2016                    2015
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               2,916   $               3,283   $               4,421
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                  2,916                   3,283                   4,421
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                      --                      --
      Realized gains (losses) on sale of investments.......                  (300)                 (5,322)                   (390)
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                  (300)                 (5,322)                   (390)
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                 51,516                 (2,271)                (10,460)
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 51,216                 (7,593)                (10,850)
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              54,132   $             (4,310)   $             (6,429)
                                                             =====================   =====================   =====================


                                                                              FIDELITY VIP ASSET MANAGER: GROWTH
                                                                                           DIVISION
                                                             --------------------------------------------------------------------
                                                                     2017                    2016                    2015
                                                             --------------------    --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $             24,598    $             23,502    $             20,958
                                                             --------------------    --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------    --------------------
           Net investment income (loss)....................                24,598                  23,502                  20,958
                                                             --------------------    --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               254,110                  25,657                   1,145
      Realized gains (losses) on sale of investments.......                39,851                  35,213                 127,820
                                                             --------------------    --------------------    --------------------
           Net realized gains (losses).....................               293,961                  60,870                 128,965
                                                             --------------------    --------------------    --------------------
      Change in unrealized gains (losses) on investments...                 9,749                (48,668)               (145,469)
                                                             --------------------    --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               303,710                  12,202                (16,504)
                                                             --------------------    --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            328,308    $             35,704    $              4,454
                                                             ====================    ====================    ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                                     FIDELITY VIP CONTRAFUND
                                                                                            DIVISION
                                                             ----------------------------------------------------------------------
                                                                     2017                     2016                    2015
                                                             ---------------------   ---------------------    ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              25,600   $              18,813    $              25,926
                                                             ---------------------   ---------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                       --
                                                             ---------------------   ---------------------    ---------------------
           Net investment income (loss)....................                 25,600                  18,813                   25,926
                                                             ---------------------   ---------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                151,989                 215,517                  265,481
      Realized gains (losses) on sale of investments.......                 64,249                  49,752                  107,564
                                                             ---------------------   ---------------------    ---------------------
           Net realized gains (losses).....................                216,238                 265,269                  373,045
                                                             ---------------------   ---------------------    ---------------------
      Change in unrealized gains (losses) on investments...                321,303                (89,763)                (372,526)
                                                             ---------------------   ---------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                537,541                 175,506                      519
                                                             ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             563,141   $             194,319    $              26,445
                                                             =====================   =====================    =====================


                                                                                   FIDELITY VIP EQUITY-INCOME
                                                                                            DIVISION
                                                             ----------------------------------------------------------------------
                                                                     2017                     2016                    2015
                                                             ---------------------   ---------------------    ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                  40   $                 351    $                 426
                                                             ---------------------   ---------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                       --
                                                             ---------------------   ---------------------    ---------------------
           Net investment income (loss)....................                     40                     351                      426
                                                             ---------------------   ---------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    208                     873                    2,231
      Realized gains (losses) on sale of investments.......                    645                    (15)                      275
                                                             ---------------------   ---------------------    ---------------------
           Net realized gains (losses).....................                    853                     858                    2,506
                                                             ---------------------   ---------------------    ---------------------
      Change in unrealized gains (losses) on investments...                  (214)                   1,277                  (3,341)
                                                             ---------------------   ---------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                    639                   2,135                    (835)
                                                             ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $                 679   $               2,486    $               (409)
                                                             =====================   =====================    =====================


                                                                                    FIDELITY VIP FREEDOM 2010
                                                                                            DIVISION
                                                             ----------------------------------------------------------------------
                                                                      2017                    2016                     2015
                                                             ---------------------    ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               2,182    $                 439   $                 361
                                                             ---------------------    ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                      --
                                                             ---------------------    ---------------------   ---------------------
           Net investment income (loss)....................                  2,182                      439                     361
                                                             ---------------------    ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  1,201                      455                      65
      Realized gains (losses) on sale of investments.......                    700                     (28)                   5,610
                                                             ---------------------    ---------------------   ---------------------
           Net realized gains (losses).....................                  1,901                      427                   5,675
                                                             ---------------------    ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                    324                      369                 (5,470)
                                                             ---------------------    ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  2,225                      796                     205
                                                             ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               4,407    $               1,235   $                 566
                                                             =====================    =====================   =====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                                    FIDELITY VIP FREEDOM 2020
                                                                                            DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2017                     2016                    2015
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               8,288   $               8,579   $              10,060
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                  8,288                   8,579                  10,060
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 15,960                  16,688                   2,356
      Realized gains (losses) on sale of investments.......                 17,690                   2,623                 166,915
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                 33,650                  19,311                 169,271
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                 50,769                   4,403               (177,998)
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 84,419                  23,714                 (8,727)
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              92,707   $              32,293   $               1,333
                                                             =====================   =====================   =====================


                                                                                    FIDELITY VIP FREEDOM 2025
                                                                                            DIVISION
                                                             ----------------------------------------------------------------------
                                                                      2017                    2016                     2015
                                                             ---------------------    ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               7,280    $               6,677   $               8,151
                                                             ---------------------    ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                      --
                                                             ---------------------    ---------------------   ---------------------
           Net investment income (loss)....................                  7,280                    6,677                   8,151
                                                             ---------------------    ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 13,035                   13,619                   2,389
      Realized gains (losses) on sale of investments.......                    687                    (312)                     231
                                                             ---------------------    ---------------------   ---------------------
           Net realized gains (losses).....................                 13,722                   13,307                   2,620
                                                             ---------------------    ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                 58,295                    6,315                (13,249)
                                                             ---------------------    ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 72,017                   19,622                (10,629)
                                                             ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              79,297    $              26,299   $             (2,478)
                                                             =====================    =====================   =====================


                                                                                   FIDELITY VIP FREEDOM 2030
                                                                                           DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2017                    2016                     2015
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               3,686   $               2,599   $               2,154
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                  3,686                   2,599                   2,154
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  7,522                   4,822                     611
      Realized gains (losses) on sale of investments.......                  8,178                 (1,669)                   1,142
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                 15,700                   3,153                   1,753
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                 21,517                   4,716                 (4,989)
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 37,217                   7,869                 (3,236)
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              40,903   $              10,468   $             (1,082)
                                                             =====================   =====================   =====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                                   FIDELITY VIP FREEDOM 2040
                                                                                           DIVISION
                                                             ---------------------------------------------------------------------
                                                                      2017                   2016                    2015
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               2,654   $               2,084   $               1,492
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                  2,654                   2,084                   1,492
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  5,908                   3,682                     541
      Realized gains (losses) on sale of investments.......                  6,961                   (877)                     263
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                 12,869                   2,805                     804
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                 24,961                   5,080                 (3,345)
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 37,830                   7,885                 (2,541)
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              40,484   $               9,969   $             (1,049)
                                                             =====================   =====================   =====================


                                                                                   FIDELITY VIP FREEDOM 2050
                                                                                           DIVISION
                                                             --------------------------------------------------------------------
                                                                     2017                    2016                    2015
                                                             --------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              2,270   $               1,500   $                 878
                                                             --------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------   ---------------------   ---------------------
           Net investment income (loss)....................                 2,270                   1,500                     878
                                                             --------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 4,679                   2,239                     308
      Realized gains (losses) on sale of investments.......                 3,738                   (570)                     535
                                                             --------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                 8,417                   1,669                     843
                                                             --------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                19,567                   2,841                 (2,416)
                                                             --------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                27,984                   4,510                 (1,573)
                                                             --------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             30,254   $               6,010   $               (695)
                                                             ====================   =====================   =====================


                                                                  FIDELITY VIP GOVERNMENT MONEY MARKET
                                                                                DIVISION
                                                             ---------------------------------------------
                                                                      2017                 2016 (c)
                                                             ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              22,875   $               4,167
                                                             ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --
                                                             ---------------------   ---------------------
           Net investment income (loss)....................                 22,875                   4,167
                                                             ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                      --
      Realized gains (losses) on sale of investments.......                     --                      --
                                                             ---------------------   ---------------------
           Net realized gains (losses).....................                     --                      --
                                                             ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                     --                      --
                                                             ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                     --                      --
                                                             ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              22,875   $               4,167
                                                             =====================   =====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                                    FIDELITY VIP HIGH INCOME
                                                                                            DIVISION
                                                             ----------------------------------------------------------------------
                                                                      2017                    2016                     2015
                                                             ---------------------    ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              24,337    $              18,971   $              14,336
                                                             ---------------------    ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                      --
                                                             ---------------------    ---------------------   ---------------------
           Net investment income (loss)....................                 24,337                   18,971                  14,336
                                                             ---------------------    ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                       --                      --
      Realized gains (losses) on sale of investments.......                   (18)                    (443)                   (455)
                                                             ---------------------    ---------------------   ---------------------
           Net realized gains (losses).....................                   (18)                    (443)                   (455)
                                                             ---------------------    ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                  2,185                   19,200                (20,979)
                                                             ---------------------    ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  2,167                   18,757                (21,434)
                                                             ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              26,504    $              37,728   $             (7,098)
                                                             =====================    =====================   =====================


                                                                               FIDELITY VIP INVESTMENT GRADE BOND
                                                                                            DIVISION
                                                             ----------------------------------------------------------------------
                                                                     2017                     2016                    2015
                                                             ---------------------   ---------------------    ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              28,197   $              28,927    $              31,506
                                                             ---------------------   ---------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                       --
                                                             ---------------------   ---------------------    ---------------------
           Net investment income (loss)....................                 28,197                  28,927                   31,506
                                                             ---------------------   ---------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  5,616                     587                      993
      Realized gains (losses) on sale of investments.......                (2,296)                 (2,116)                    (839)
                                                             ---------------------   ---------------------    ---------------------
           Net realized gains (losses).....................                  3,320                 (1,529)                      154
                                                             ---------------------   ---------------------    ---------------------
      Change in unrealized gains (losses) on investments...                 18,959                  27,988                 (39,907)
                                                             ---------------------   ---------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 22,279                  26,459                 (39,753)
                                                             ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              50,476   $              55,386    $             (8,247)
                                                             =====================   =====================    =====================


                                                                                      FIDELITY VIP MID CAP
                                                                                            DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2017                     2016                    2015
                                                             ---------------------   ---------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $               1,285   $                 766    $                745
                                                             ---------------------   ---------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------    --------------------
           Net investment income (loss)....................                  1,285                     766                     745
                                                             ---------------------   ---------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 12,504                  14,495                  30,638
      Realized gains (losses) on sale of investments.......                  3,777                   (682)                     648
                                                             ---------------------   ---------------------    --------------------
           Net realized gains (losses).....................                 16,281                  13,813                  31,286
                                                             ---------------------   ---------------------    --------------------
      Change in unrealized gains (losses) on investments...                 31,948                   9,442                (36,156)
                                                             ---------------------   ---------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 48,229                  23,255                 (4,870)
                                                             ---------------------   ---------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              49,514   $              24,021    $            (4,125)
                                                             =====================   =====================    ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                                 FTVIPT FRANKLIN INCOME VIP
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              2,194   $              2,059   $              1,086
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                 2,194                  2,059                  1,086
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......                   186                  (110)                  (154)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                   186                  (110)                  (154)
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                 6,858                  3,968                (2,439)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                 7,044                  3,858                (2,593)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $              9,238   $              5,917   $            (1,507)
                                                             ====================   ====================   ====================


                                                                         FTVIPT FRANKLIN MUTUAL GLOBAL DISCOVERY VIP
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              9,201   $              8,262   $             13,670
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                 9,201                  8,262                 13,670
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                29,295                 39,176                 27,512
      Realized gains (losses) on sale of investments.......                 1,492                (2,198)                    194
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                30,787                 36,978                 27,706
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                 6,135                 13,065               (58,851)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                36,922                 50,043               (31,145)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $             46,123   $             58,305   $           (17,475)
                                                             ====================   ====================   ====================


                                                                              FTVIPT FRANKLIN MUTUAL SHARES VIP
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              2,384   $              1,664   $              1,895
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                 2,384                  1,664                  1,895
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 4,324                  6,856                  4,180
      Realized gains (losses) on sale of investments.......                   (2)                  (444)                     33
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                 4,322                  6,412                  4,213
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                 1,445                  4,437                (9,723)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                 5,767                 10,849                (5,510)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $              8,151   $             12,513   $            (3,615)
                                                             ====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                                FTVIPT TEMPLETON FOREIGN VIP
                                                                                          DIVISION
                                                             -----------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            225,978   $            114,022   $           189,205
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                    --
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................               225,978                114,022               189,205
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                 89,391               177,426
      Realized gains (losses) on sale of investments.......                 5,599               (69,876)                 5,027
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................                 5,599                 19,515               182,453
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...               996,224                260,337             (703,728)
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             1,001,823                279,852             (521,275)
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          1,227,801   $            393,874   $         (332,070)
                                                             ====================   ====================   ===================


                                                                              FTVIPT TEMPLETON GLOBAL BOND VIP
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $                 --   $             83,772
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                    --                     --                 83,772
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 1,934                    449                  5,274
      Realized gains (losses) on sale of investments.......               (2,105)                (4,156)               (97,965)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                 (171)                (3,707)               (92,691)
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                11,918                 24,908               (36,601)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                11,747                 21,201              (129,292)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $             11,747   $             21,201   $           (45,520)
                                                             ====================   ====================   ====================


                                                                                GOLDMAN SACHS MID-CAP VALUE
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                     2017                  2016                   2015
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $               623    $             1,071   $              1,118
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                   --                     --                     --
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................                  623                  1,071                  1,118
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                4,676                     43                 20,122
      Realized gains (losses) on sale of investments.......                  316                (9,872)                    671
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................                4,992                (9,829)                 20,793
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...                3,256                 25,433               (48,920)
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                8,248                 15,604               (28,127)
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $             8,871    $            16,675   $           (27,009)
                                                             ===================    ===================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                             GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS
                                                                                            DIVISION
                                                             ----------------------------------------------------------------------
                                                                     2017                     2016                     2015
                                                             ---------------------   ----------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                  41   $                  413   $                 104
                                                             ---------------------   ----------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                      --
                                                             ---------------------   ----------------------   ---------------------
            Net investment income (loss)...................                     41                      413                     104
                                                             ---------------------   ----------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    836                      986                   4,391
      Realized gains (losses) on sale of investments.......                  3,260                    (839)                     336
                                                             ---------------------   ----------------------   ---------------------
            Net realized gains (losses)....................                  4,096                      147                   4,727
                                                             ---------------------   ----------------------   ---------------------
      Change in unrealized gains (losses) on investments...                (3,129)                    6,057                 (5,505)
                                                             ---------------------   ----------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                    967                    6,204                   (778)
                                                             ---------------------   ----------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               1,008   $                6,617   $               (674)
                                                             =====================   ======================   =====================


                                                                                       INVESCO V.I. COMSTOCK
                                                                                             DIVISION
                                                             -----------------------------------------------------------------------
                                                                      2017                     2016                     2015
                                                             ----------------------   ---------------------    ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               10,939   $               4,913    $               5,695
                                                             ----------------------   ---------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges...................                      --                      --                       --
                                                             ----------------------   ---------------------    ---------------------
            Net investment income (loss)...................                  10,939                   4,913                    5,695
                                                             ----------------------   ---------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  23,965                  29,536                      941
      Realized gains (losses) on sale of investments.......                   4,332                   2,231                    3,469
                                                             ----------------------   ---------------------    ---------------------
            Net realized gains (losses)....................                  28,297                  31,767                    4,410
                                                             ----------------------   ---------------------    ---------------------
      Change in unrealized gains (losses) on investments...                  52,013                  25,839                 (32,126)
                                                             ----------------------   ---------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  80,310                  57,606                 (27,716)
                                                             ----------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               91,249   $              62,519    $            (22,021)
                                                             ======================   =====================    =====================


                                                                                INVESCO V.I. INTERNATIONAL GROWTH
                                                                                            DIVISION
                                                             ----------------------------------------------------------------------
                                                                     2017                     2016                     2015
                                                             ---------------------   ----------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               4,975   $                4,874   $               5,017
                                                             ---------------------   ----------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                      --
                                                             ---------------------   ----------------------   ---------------------
            Net investment income (loss)...................                  4,975                    4,874                   5,017
                                                             ---------------------   ----------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                       --                      --
      Realized gains (losses) on sale of investments.......                  6,211                      630                   2,637
                                                             ---------------------   ----------------------   ---------------------
            Net realized gains (losses)....................                  6,211                      630                   2,637
                                                             ---------------------   ----------------------   ---------------------
      Change in unrealized gains (losses) on investments...                 61,391                  (8,246)                (13,856)
                                                             ---------------------   ----------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 67,602                  (7,616)                (11,219)
                                                             ---------------------   ----------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              72,577   $              (2,742)   $             (6,202)
                                                             =====================   ======================   =====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                                   JANUS HENDERSON BALANCED
                                                                                           DIVISION
                                                             --------------------------------------------------------------------
                                                                     2017                    2016                   2015
                                                             --------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             15,832   $              20,153   $              15,263
                                                             --------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------   ---------------------   ---------------------
           Net investment income (loss)....................                15,832                  20,153                  15,263
                                                             --------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 2,191                  14,217                  35,506
      Realized gains (losses) on sale of investments.......                11,402                   8,012                   5,452
                                                             --------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                13,593                  22,229                  40,958
                                                             --------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...               160,350                    (19)                (51,128)
                                                             --------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               173,943                  22,210                (10,170)
                                                             --------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            189,775   $              42,363   $               5,093
                                                             ====================   =====================   =====================


                                                                      JANUS HENDERSON ENTERPRISE
                                                                               DIVISION
                                                             --------------------------------------------
                                                                     2017                  2016 (d)
                                                             --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                710   $                 107
                                                             --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --
                                                             --------------------   ---------------------
           Net investment income (loss)....................                   710                     107
                                                             --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                32,459                  38,700
      Realized gains (losses) on sale of investments.......                20,860                   (534)
                                                             --------------------   ---------------------
           Net realized gains (losses).....................                53,319                  38,166
                                                             --------------------   ---------------------
      Change in unrealized gains (losses) on investments...                49,008                     289
                                                             --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               102,327                  38,455
                                                             --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            103,037   $              38,562
                                                             ====================   =====================


                                                                                     JANUS HENDERSON FORTY
                                                                                           DIVISION
                                                             --------------------------------------------------------------------
                                                                     2017                    2016                    2015
                                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $                  --   $                 --    $                 --
                                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                      --
                                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....................                     --                     --                      --
                                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 29,535                 67,914                 121,081
      Realized gains (losses) on sale of investments.......                 20,272                (8,107)                   1,569
                                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....................                 49,807                 59,807                 122,650
                                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...                 82,066               (58,944)                (57,429)
                                                             ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                131,873                    863                  65,221
                                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             131,873   $                863    $             65,221
                                                             =====================   ====================    ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                                  JANUS HENDERSON OVERSEAS
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                   2016                    2015
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $                358   $              1,672    $                225
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                   358                  1,672                     225
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                  1,129                   1,449
      Realized gains (losses) on sale of investments.......              (10,688)                (7,649)                 (6,243)
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................              (10,688)                (6,520)                 (4,794)
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...                18,215                  1,900                     363
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 7,527                (4,620)                 (4,431)
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              7,885   $            (2,948)    $            (4,206)
                                                             ====================   ====================    ====================


                                                                                  JANUS HENDERSON RESEARCH
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                   2016                    2015
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $              1,234   $              1,500    $              2,968
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                 1,234                  1,500                   2,968
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 2,957                 17,243                  84,817
      Realized gains (losses) on sale of investments.......                 2,574                 45,098                  17,674
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................                 5,531                 62,341                 102,491
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...                68,064               (66,733)                (79,472)
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                73,595                (4,392)                  23,019
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             74,829   $            (2,892)    $             25,987
                                                             ====================   ====================    ====================


                                                                                     MFS VIT GLOBAL EQUITY
                                                                                           DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                    2016                   2015
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              1,698    $              1,326   $              1,587
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................                 1,698                   1,326                  1,587
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 9,831                   9,731                  6,506
      Realized gains (losses) on sale of investments.......                 2,533                     695                  2,452
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................                12,364                  10,426                  8,958
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...                40,361                     736               (14,256)
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                52,725                  11,162                (5,298)
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             54,423    $             12,488   $            (3,711)
                                                             ====================    ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                                     MFS VIT NEW DISCOVERY
                                                                                           DIVISION
                                                             -------------------------------------------------------------------
                                                                      2017                   2016                   2015
                                                             ---------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                  --   $                 --   $                 --
                                                             ---------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                     --
                                                             ---------------------   --------------------   --------------------
           Net investment income (loss)....................                     --                     --                     --
                                                             ---------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  4,695                  9,401                  6,957
      Realized gains (losses) on sale of investments.......                 37,307                  (174)                    374
                                                             ---------------------   --------------------   --------------------
           Net realized gains (losses).....................                 42,002                  9,227                  7,331
                                                             ---------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                  (961)                  7,467               (11,470)
                                                             ---------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 41,041                 16,694                (4,139)
                                                             ---------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              41,041   $             16,694   $            (4,139)
                                                             =====================   ====================   ====================


                                                                                        MFS VIT VALUE
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                   2016                    2015
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $                345   $                369    $                439
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                   345                    369                     439
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   800                  1,629                   1,237
      Realized gains (losses) on sale of investments.......                   847                    619                     659
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................                 1,647                  2,248                   1,896
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...                 1,235                   (76)                 (2,518)
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 2,882                  2,172                   (622)
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              3,227   $              2,541    $              (183)
                                                             ====================   ====================    ====================


                                                                                    MFS VIT II HIGH YIELD
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                   2016                    2015
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $              9,827   $              9,347    $              9,868
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                 9,827                  9,347                   9,868
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                      --
      Realized gains (losses) on sale of investments.......                  (95)                  (220)                    (99)
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................                  (95)                  (220)                    (99)
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...                 (254)                  9,158                (16,013)
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 (349)                  8,938                (16,112)
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              9,478   $             18,285    $            (6,244)
                                                             ====================   ====================    ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                          MORGAN STANLEY VIF EMERGING MARKETS DEBT
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                   2016                    2015
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $             70,167   $             59,307    $             45,047
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                70,167                 59,307                  45,047
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                      --
      Realized gains (losses) on sale of investments.......               (7,471)               (12,131)                (12,799)
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................               (7,471)               (12,131)                (12,799)
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...                58,835                 45,652                (46,377)
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                51,364                 33,521                (59,176)
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            121,531   $             92,828    $           (14,129)
                                                             ====================   ====================    ====================


                                                                         MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             29,128   $             12,938   $             18,406
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                29,128                 12,938                 18,406
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......               244,612               (37,991)               (24,296)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................               244,612               (37,991)               (24,296)
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...               807,706                171,862              (266,747)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             1,052,318                133,871              (291,043)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          1,081,446   $            146,809   $          (272,637)
                                                             ====================   ====================   ====================


                                                                                     PIMCO VIT ALL ASSET
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                   2016                    2015
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $              6,628   $              3,261    $             17,942
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                 6,628                  3,261                  17,942
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                      --
      Realized gains (losses) on sale of investments.......                 (130)                  (833)               (111,468)
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................                 (130)                  (833)               (111,468)
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...                11,089                 12,619                  38,369
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                10,959                 11,786                (73,099)
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             17,587   $             15,047    $           (55,157)
                                                             ====================   ====================    ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                           PIMCO VIT COMMODITYREALRETURN STRATEGY
                                                                                          DIVISION
                                                             -----------------------------------------------------------------
                                                                     2017                   2016                  2015
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $              1,293   $                111   $             1,467
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                    --
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................                 1,293                    111                 1,467
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                    --
      Realized gains (losses) on sale of investments.......               (3,603)                  (957)              (11,415)
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................               (3,603)                  (957)              (11,415)
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...                 2,335                  2,262                 3,408
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               (1,268)                  1,305               (8,007)
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $                 25   $              1,416   $           (6,540)
                                                             ====================   ====================   ===================


                                                                                  PIMCO VIT LOW DURATION
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                     2017                  2016                   2015
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            12,109    $            13,010   $             29,643
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                   --                     --                     --
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................               12,109                 13,010                 29,643
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   --                     --                     --
      Realized gains (losses) on sale of investments.......                (327)                  (325)                 12,574
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................                (327)                  (325)                 12,574
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...                  386                  (271)               (33,266)
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                   59                  (596)               (20,692)
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            12,168    $            12,414   $              8,951
                                                             ===================    ===================   ====================


                                                                               PUTNAM VT INTERNATIONAL VALUE
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                     2017                  2016                   2015
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                86   $                122   $                 91
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                   --                     --                     --
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................                   86                    122                     91
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   --                     --                     --
      Realized gains (losses) on sale of investments.......                   45                  (165)                   (22)
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................                   45                  (165)                   (22)
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                1,055                     58                  (118)
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                1,100                  (107)                  (140)
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $             1,186   $                 15   $               (49)
                                                             ===================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015



                                                                                       ROYCE MICRO-CAP
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2017                   2016                   2015
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 73   $                 61   $                 --
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                    73                     61                     --
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 1,139                     --                    498
      Realized gains (losses) on sale of investments.......                     5                     71                      1
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                 1,144                     71                    499
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                 (673)                  1,525                (1,557)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                   471                  1,596                (1,058)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $                544   $              1,657   $            (1,058)
                                                             ====================   ====================   ====================


                                                                                       ROYCE SMALL-CAP
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2017                   2016                    2015
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                136   $               1,115   $                443
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................                   136                   1,115                    443
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                  11,025                 12,749
      Realized gains (losses) on sale of investments.......              (13,382)                 (4,843)                     64
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................              (13,382)                   6,182                 12,813
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...                13,095                   2,799               (19,154)
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 (287)                   8,981                (6,341)
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              (151)   $              10,096   $            (5,898)
                                                             ====================   =====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                             AB GLOBAL THEMATIC GROWTH
                                                                                     DIVISION
                                                         -----------------------------------------------------------------
                                                                2017                   2016                   2015
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                88   $                 --   $                 --
   Net realized gains (losses).........................                2,867                    877                  4,879
   Change in unrealized gains (losses) on investments..                8,219                (1,193)                (2,756)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               11,174                  (316)                  2,123
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                1,269                  1,269                  1,493
   Net transfers (including fixed account).............              (9,295)                (7,397)                (6,753)
   Policy charges......................................                (859)                  (883)                (1,929)
   Transfers for Policy benefits and terminations......                   --                   (90)               (30,831)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (8,885)                (7,101)               (38,020)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                2,289                (7,417)               (35,897)
NET ASSETS:
   Beginning of year...................................               32,386                 39,803                 75,700
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $            34,675   $             32,386   $             39,803
                                                         ===================   ====================   ====================

                                                                               AB INTERMEDIATE BOND
                                                                                     DIVISION
                                                         -----------------------------------------------------------------
                                                                2017                   2016                   2015
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             3,922   $              2,736   $              2,061
   Net realized gains (losses).........................              (2,604)                  1,078                  1,662
   Change in unrealized gains (losses) on investments..                2,197                     49                (3,852)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                3,515                  3,863                  (129)
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                  644                     --                    644
   Net transfers (including fixed account).............               32,033                 33,741                  2,915
   Policy charges......................................              (2,761)                (3,112)                (2,460)
   Transfers for Policy benefits and terminations......             (52,174)                     --                     --
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             (22,258)                 30,629                  1,099
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             (18,743)                 34,492                    970
NET ASSETS:
   Beginning of year...................................               95,051                 60,559                 59,589
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $            76,308   $             95,051   $             60,559
                                                         ===================   ====================   ====================

                                                                                AMERICAN FUNDS BOND
                                                                                     DIVISION
                                                         -----------------------------------------------------------------
                                                                 2017                  2016                   2015
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           118,854   $            100,993   $             95,558
   Net realized gains (losses).........................               94,447                 24,681                113,025
   Change in unrealized gains (losses) on investments..               12,429                 45,632              (201,734)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              225,730                171,306                  6,849
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........              560,778                594,195                595,751
   Net transfers (including fixed account).............              341,614                266,964                482,848
   Policy charges......................................            (355,918)              (399,254)              (353,117)
   Transfers for Policy benefits and terminations......            (446,430)              (479,171)              (500,127)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................              100,044               (17,266)                225,355
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              325,774                154,040                232,204
NET ASSETS:
   Beginning of year...................................            6,362,160              6,208,120              5,975,916
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $         6,687,934   $          6,362,160   $          6,208,120
                                                         ===================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            219,097   $             81,134   $           (91,602)
   Net realized gains (losses).........................               493,132             11,903,440              6,923,224
   Change in unrealized gains (losses) on investments..            15,300,486           (10,777,574)            (6,348,033)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            16,012,715              1,207,000                483,589
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             4,572,438              4,934,049              5,361,656
   Net transfers (including fixed account).............             (860,452)            (1,739,842)              (992,517)
   Policy charges......................................           (3,422,778)            (3,505,140)            (3,751,216)
   Transfers for Policy benefits and terminations......           (4,732,036)            (4,322,961)            (4,463,980)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (4,442,828)            (4,633,894)            (3,846,057)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            11,569,887            (3,426,894)            (3,362,468)
NET ASSETS:
   Beginning of year...................................            63,768,756             67,195,650             70,558,118
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         75,338,643   $         63,768,756   $         67,195,650
                                                         ====================   ====================   ====================

                                                                                AMERICAN FUNDS GROWTH
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            771,061   $          1,112,235    $           849,331
   Net realized gains (losses).........................            21,243,802             16,155,775             37,793,980
   Change in unrealized gains (losses) on investments..            23,936,579            (2,560,394)           (27,669,113)
                                                         --------------------   --------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................            45,951,442             14,707,616             10,974,198
                                                         --------------------   --------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             9,971,466             10,568,668             11,128,355
   Net transfers (including fixed account).............           (2,105,090)            (1,947,160)            (2,877,301)
   Policy charges......................................           (9,064,646)            (8,879,484)            (8,922,399)
   Transfers for Policy benefits and terminations......          (13,311,865)           (10,245,919)           (10,503,688)
                                                         --------------------   --------------------    -------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................          (14,510,135)           (10,503,895)           (11,175,033)
                                                         --------------------   --------------------    -------------------
     Net increase (decrease) in net assets.............            31,441,307              4,203,721              (200,835)
NET ASSETS:
   Beginning of year...................................           168,913,307            164,709,586            164,910,421
                                                         --------------------   --------------------    -------------------
   End of year.........................................  $        200,354,614   $        168,913,307    $       164,709,586
                                                         ====================   ====================    ===================

                                                                            AMERICAN FUNDS GROWTH-INCOME
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         -------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,472,840    $          1,399,526   $          1,265,966
   Net realized gains (losses).........................            8,935,623              12,245,175             17,136,301
   Change in unrealized gains (losses) on investments..           12,349,992             (2,551,087)           (16,929,014)
                                                         -------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           22,758,455              11,093,614              1,473,253
                                                         -------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........            6,390,830               6,753,905              7,132,701
   Net transfers (including fixed account).............            (931,937)             (1,474,231)              (706,082)
   Policy charges......................................          (5,833,783)             (5,885,637)            (5,898,040)
   Transfers for Policy benefits and terminations......          (7,681,451)             (6,406,059)            (6,373,610)
                                                         -------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................          (8,056,341)             (7,012,022)            (5,845,031)
                                                         -------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............           14,702,114               4,081,592            (4,371,778)
NET ASSETS:
   Beginning of year...................................          105,740,546             101,658,954            106,030,732
                                                         -------------------    --------------------   --------------------
   End of year.........................................  $       120,442,660    $        105,740,546   $        101,658,954
                                                         ===================    ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                            AMERICAN FUNDS
                                                           HIGH-INCOME BOND
                                                               DIVISION
                                                         --------------------
                                                               2017 (a)
                                                         --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                468
   Net realized gains (losses).........................                    --
   Change in unrealized gains (losses) on investments..                 (375)
                                                         --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                    93
                                                         --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                    --
   Net transfers (including fixed account).............                 8,614
   Policy charges......................................                  (55)
   Transfers for Policy benefits and terminations......                    --
                                                         --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 8,559
                                                         --------------------
     Net increase (decrease) in net assets.............                 8,652
NET ASSETS:
   Beginning of year...................................                    --
                                                         --------------------
   End of year.........................................  $              8,652
                                                         ====================


                                                                            AMERICAN FUNDS INTERNATIONAL
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                   2016                    2015
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              7,618   $              4,799    $              7,125
   Net realized gains (losses).........................                14,001                 21,338                  53,336
   Change in unrealized gains (losses) on investments..               132,723               (18,823)                (72,634)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               154,342                  7,314                (12,173)
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                37,367                  2,192                   6,030
   Net transfers (including fixed account).............               217,535                     --               (251,186)
   Policy charges......................................              (15,980)                (6,055)                 (9,566)
   Transfers for Policy benefits and terminations......              (88,369)               (70,171)                      --
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               150,553               (74,034)               (254,722)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............               304,895               (66,720)               (266,895)
NET ASSETS:
   Beginning of year...................................               348,390                415,110                 682,005
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $            653,285   $            348,390    $            415,110
                                                         ====================   ====================    ====================


                                                                 AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                724   $                737   $                712
   Net realized gains (losses).........................                  (41)                    968                    401
   Change in unrealized gains (losses) on investments..                   178                (1,163)                  (350)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                   861                    542                    763
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 1,253                  5,191                  2,595
   Net transfers (including fixed account).............                     1                      9                      1
   Policy charges......................................               (1,725)                (1,778)                (1,568)
   Transfers for Policy benefits and terminations......                    --                     --                     --
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 (471)                  3,422                  1,028
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                   390                  3,964                  1,791
NET ASSETS:
   Beginning of year...................................                54,307                 50,343                 48,552
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $             54,697   $             54,307   $             50,343
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                         BHFTI AB GLOBAL DYNAMIC ALLOCATION
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                   2016                    2015
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              1,050   $                977    $              2,180
   Net realized gains (losses).........................                   227                    430                   2,222
   Change in unrealized gains (losses) on investments..                 7,735                    769                 (4,443)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 9,012                  2,176                    (41)
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                14,853                 15,256                  16,182
   Net transfers (including fixed account).............                 4,736                (2,468)                   8,940
   Policy charges......................................               (8,465)                (8,319)                 (9,589)
   Transfers for Policy benefits and terminations......               (2,345)                (5,916)                 (4,204)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 8,779                (1,447)                  11,329
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                17,791                    729                  11,288
NET ASSETS:
   Beginning of year...................................                61,910                 61,181                  49,893
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $             79,701   $             61,910    $             61,181
                                                         ====================   ====================    ====================

                                                               BHFTI ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                   2016                    2015
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 94   $                  2    $                 21
   Net realized gains (losses).........................                   101                   (12)                   (259)
   Change in unrealized gains (losses) on investments..                   685                     80                    (72)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                   880                     70                   (310)
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 3,038                  3,715                   1,892
   Net transfers (including fixed account).............                    19                    274                   1,102
   Policy charges......................................               (1,306)                (1,293)                   (645)
   Transfers for Policy benefits and terminations......                 (851)                     --                    (95)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                   900                  2,696                   2,254
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                 1,780                  2,766                   1,944
NET ASSETS:
   Beginning of year...................................                 4,786                  2,020                      76
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $              6,566   $              4,786    $              2,020
                                                         ====================   ====================    ====================

                                                                       BHFTI AMERICAN FUNDS BALANCED ALLOCATION
                                                                                       DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                    2016                   2015
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             19,259   $              18,208   $             15,506
   Net realized gains (losses).........................                55,792                  76,946                 49,693
   Change in unrealized gains (losses) on investments..                98,370                (22,963)               (69,036)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               173,421                  72,191                (3,837)
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               143,128                  85,094                112,261
   Net transfers (including fixed account).............               (1,238)                  21,073               (10,152)
   Policy charges......................................              (81,299)                (69,192)               (60,959)
   Transfers for Policy benefits and terminations......               (8,464)                (12,455)               (19,938)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                52,127                  24,520                 21,212
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............               225,548                  96,711                 17,375
NET ASSETS:
   Beginning of year...................................               990,764                 894,053                876,678
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $          1,216,312   $             990,764   $            894,053
                                                         ====================   =====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                      BHFTI AMERICAN FUNDS GROWTH ALLOCATION
                                                                                     DIVISION
                                                         -----------------------------------------------------------------
                                                                2017                   2016                   2015
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            29,710   $             26,959   $             24,524
   Net realized gains (losses).........................              127,888                160,188                110,834
   Change in unrealized gains (losses) on investments..              236,441               (37,021)              (141,365)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              394,039                150,126                (6,007)
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........              312,058                271,362                284,585
   Net transfers (including fixed account).............               23,444                 26,046               (51,416)
   Policy charges......................................            (159,833)              (153,833)              (138,948)
   Transfers for Policy benefits and terminations......             (46,322)               (70,269)               (45,437)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................              129,347                 73,306                 48,784
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              523,386                223,432                 42,777
NET ASSETS:
   Beginning of year...................................            1,761,546              1,538,114              1,495,337
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $         2,284,932   $          1,761,546   $          1,538,114
                                                         ===================   ====================   ====================

                                                                      BHFTI AMERICAN FUNDS MODERATE ALLOCATION
                                                                                      DIVISION
                                                         -----------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             27,088   $             23,999   $            17,019
   Net realized gains (losses).........................                55,639                 67,729                52,885
   Change in unrealized gains (losses) on investments..                80,012               (16,232)              (73,320)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................               162,739                 75,496               (3,416)
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               283,128                234,792               222,467
   Net transfers (including fixed account).............                 6,385                 22,400                58,079
   Policy charges......................................             (137,260)              (128,785)             (117,193)
   Transfers for Policy benefits and terminations......              (28,322)               (14,859)             (211,042)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               123,931                113,548              (47,689)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............               286,670                189,044              (51,105)
NET ASSETS:
   Beginning of year...................................             1,158,636                969,592             1,020,697
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $          1,445,306   $          1,158,636   $           969,592
                                                         ====================   ====================   ===================

                                                                           BHFTI AQR GLOBAL RISK BALANCED
                                                                                      DIVISION
                                                         -----------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              2,366   $                 --   $             7,434
   Net realized gains (losses).........................                 4,688                (7,843)                10,796
   Change in unrealized gains (losses) on investments..                 6,767                 18,548              (30,868)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................                13,821                 10,705              (12,638)
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                32,619                 40,240                47,166
   Net transfers (including fixed account).............               (4,180)               (10,383)              (53,166)
   Policy charges......................................              (14,372)               (20,166)              (21,458)
   Transfers for Policy benefits and terminations......               (2,595)               (19,162)               (5,275)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                11,472                (9,471)              (32,733)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............                25,293                  1,234              (45,371)
NET ASSETS:
   Beginning of year...................................               135,878                134,644               180,015
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $            161,171   $            135,878   $           134,644
                                                         ====================   ====================   ===================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                       BHFTI BLACKROCK GLOBAL TACTICAL STRATEGIES
                                                                                        DIVISION
                                                         ---------------------------------------------------------------------
                                                                  2017                    2016                    2015
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               2,651   $               4,216   $               3,577
   Net realized gains (losses).........................                  4,666                  23,013                   9,345
   Change in unrealized gains (losses) on investments..                 40,461                (13,208)                (14,933)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 47,778                  14,021                 (2,011)
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 85,970                  84,543                  68,269
   Net transfers (including fixed account).............                  3,878                  26,959                     617
   Policy charges......................................               (28,027)                (25,547)                (22,928)
   Transfers for Policy benefits and terminations......                (3,363)                 (9,699)                 (8,345)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 58,458                  76,256                  37,613
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............                106,236                  90,277                  35,602
NET ASSETS:
   Beginning of year...................................                317,436                 227,159                 191,557
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $             423,672   $             317,436   $             227,159
                                                         =====================   =====================   =====================

                                                                        BHFTI BRIGHTHOUSE ASSET ALLOCATION 100
                                                                                       DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2017                    2016                    2015
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             333,898   $             509,053   $             306,462
   Net realized gains (losses).........................              1,627,226               2,766,221               1,897,763
   Change in unrealized gains (losses) on investments..              2,972,083             (1,391,486)             (2,617,113)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................              4,933,207               1,883,788               (412,888)
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........              2,127,500               2,219,202               2,468,258
   Net transfers (including fixed account).............               (38,240)               (470,839)               (542,629)
   Policy charges......................................            (1,156,903)             (1,181,948)             (1,172,423)
   Transfers for Policy benefits and terminations......            (2,194,731)             (1,188,155)               (791,081)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................            (1,262,374)               (621,740)                (37,875)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............              3,670,833               1,262,048               (450,763)
NET ASSETS:
   Beginning of year...................................             21,704,625              20,442,577              20,893,340
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $          25,375,458   $          21,704,625   $          20,442,577
                                                         =====================   =====================   =====================

                                                                            BHFTI BRIGHTHOUSE BALANCED PLUS
                                                                                       DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2017                    2016                    2015
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               5,462   $               7,951   $               4,773
   Net realized gains (losses).........................                 18,235                   2,123                  10,549
   Change in unrealized gains (losses) on investments..                 35,046                  12,397                (26,058)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 58,743                  22,471                (10,736)
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 76,917                  69,223                  60,907
   Net transfers (including fixed account).............                 18,013                  10,477                  16,180
   Policy charges......................................               (39,341)                (34,809)                (31,093)
   Transfers for Policy benefits and terminations......               (33,545)                (11,096)                (10,066)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 22,044                  33,795                  35,928
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............                 80,787                  56,266                  25,192
NET ASSETS:
   Beginning of year...................................                316,959                 260,693                 235,501
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $             397,746   $             316,959   $             260,693
                                                         =====================   =====================   =====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                         BHFTI BRIGHTHOUSE SMALL CAP VALUE
                                                                                     DIVISION
                                                         -----------------------------------------------------------------
                                                                2017                   2016                   2015
                                                         -------------------    -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             6,610    $             8,421    $               800
   Net realized gains (losses).........................               35,468                (9,536)                312,062
   Change in unrealized gains (losses) on investments..               41,355                191,373              (358,930)
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................               83,433                190,258               (46,068)
                                                         -------------------    -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               13,771                 27,558                  9,270
   Net transfers (including fixed account).............             (68,948)              (158,661)                  (679)
   Policy charges......................................             (16,210)               (18,270)               (21,127)
   Transfers for Policy benefits and terminations......                (173)               (68,518)                (3,611)
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             (71,560)              (217,891)               (16,147)
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets.............               11,873               (27,633)               (62,215)
NET ASSETS:
   Beginning of year...................................              774,395                802,028                864,243
                                                         -------------------    -------------------    -------------------
   End of year.........................................  $           786,268    $           774,395    $           802,028
                                                         ===================    ===================    ===================

                                                                 BHFTI BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              9,611   $              6,049   $             10,228
   Net realized gains (losses).........................                 7,574               (30,698)                (4,559)
   Change in unrealized gains (losses) on investments..               170,725                 89,323               (82,085)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               187,910                 64,674               (76,416)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               102,644                132,505                116,005
   Net transfers (including fixed account).............                21,155                 50,504                 29,215
   Policy charges......................................              (36,046)               (33,644)               (40,363)
   Transfers for Policy benefits and terminations......              (49,717)              (100,287)               (11,079)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                38,036                 49,078                 93,778
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               225,946                113,752                 17,362
NET ASSETS:
   Beginning of year...................................               652,237                538,485                521,123
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            878,183   $            652,237   $            538,485
                                                         ====================   ====================   ====================

                                                                   BHFTI BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 --   $                 --   $             16,491
   Net realized gains (losses).........................               (1,348)                (1,685)                (5,183)
   Change in unrealized gains (losses) on investments..                 2,100                  4,976               (19,099)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                   752                  3,291                (7,791)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                55,578                 49,471                 46,145
   Net transfers (including fixed account).............                 3,740                 10,118                (9,888)
   Policy charges......................................              (21,986)               (19,999)               (17,243)
   Transfers for Policy benefits and terminations......               (5,055)                (7,706)                (1,587)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                32,277                 31,884                 17,427
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                33,029                 35,175                  9,636
NET ASSETS:
   Beginning of year...................................               218,676                183,501                173,865
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            251,705   $            218,676   $            183,501
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                   BHFTI BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                   2016                    2015
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          2,553,091   $           7,597,726   $          1,822,832
   Net realized gains (losses).........................            25,305,541              31,080,785             36,321,046
   Change in unrealized gains (losses) on investments..            57,041,217             (8,253,818)           (21,509,605)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            84,899,849              30,424,693             16,634,273
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........            23,708,302              24,784,013             25,871,596
   Net transfers (including fixed account).............          (10,690,456)             (2,994,332)            (1,616,660)
   Policy charges......................................          (25,868,642)            (26,012,789)           (25,907,001)
   Transfers for Policy benefits and terminations......          (22,138,025)            (21,189,207)           (22,796,743)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................          (34,988,821)            (25,412,315)           (24,448,808)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............            49,911,028               5,012,378            (7,814,535)
NET ASSETS:
   Beginning of year...................................           409,625,033             404,612,655            412,427,190
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $        459,536,061   $         409,625,033   $        404,612,655
                                                         ====================   =====================   ====================

                                                                           BHFTI CLARION GLOBAL REAL ESTATE
                                                                                       DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                    2016                   2015
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,026,146   $             650,259   $          1,202,742
   Net realized gains (losses).........................                11,186                  31,945                 48,531
   Change in unrealized gains (losses) on investments..             1,949,598               (362,033)            (1,654,271)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             2,986,930                 320,171              (402,998)
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             1,960,709               2,067,349              2,178,317
   Net transfers (including fixed account).............               293,430               (931,910)              (643,155)
   Policy charges......................................           (1,382,360)             (1,519,377)            (1,546,835)
   Transfers for Policy benefits and terminations......           (1,474,396)             (1,814,112)            (1,529,344)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             (602,617)             (2,198,050)            (1,541,017)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............             2,384,313             (1,877,879)            (1,944,015)
NET ASSETS:
   Beginning of year...................................            27,646,710              29,524,589             31,468,604
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $         30,031,023   $          27,646,710   $         29,524,589
                                                         ====================   =====================   ====================

                                                                          BHFTI CLEARBRIDGE AGGRESSIVE GROWTH
                                                                                       DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                    2016                   2015
                                                         ---------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             373,095   $            233,927   $            153,096
   Net realized gains (losses).........................              1,758,844                970,623              1,820,551
   Change in unrealized gains (losses) on investments..              5,283,206              (103,509)            (3,670,688)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              7,415,145              1,101,041            (1,697,041)
                                                         ---------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........              2,977,490              3,112,659              3,350,304
   Net transfers (including fixed account).............            (1,093,022)            (1,658,736)              (548,727)
   Policy charges......................................            (2,255,371)            (2,334,139)            (2,487,088)
   Transfers for Policy benefits and terminations......            (3,530,000)            (2,140,654)            (2,989,221)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................            (3,900,903)            (3,020,870)            (2,674,732)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              3,514,242            (1,919,829)            (4,371,773)
NET ASSETS:
   Beginning of year...................................             40,986,942             42,906,771             47,278,544
                                                         ---------------------   --------------------   --------------------
   End of year.........................................  $          44,501,184   $         40,986,942   $         42,906,771
                                                         =====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                         BHFTI HARRIS OAKMARK INTERNATIONAL
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                   2016                    2015
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            751,312   $            812,952    $          1,300,814
   Net realized gains (losses).........................               298,648              1,774,522               3,930,024
   Change in unrealized gains (losses) on investments..            10,649,156                446,527             (6,964,997)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            11,699,116              3,034,001             (1,734,159)
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             2,813,108              2,947,689               3,189,787
   Net transfers (including fixed account).............             (487,527)              (726,193)                  74,671
   Policy charges......................................           (2,050,005)            (1,927,311)             (2,084,965)
   Transfers for Policy benefits and terminations......           (3,161,406)            (2,331,900)             (2,507,280)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (2,885,830)            (2,037,715)             (1,327,787)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............             8,813,286                996,286             (3,061,946)
NET ASSETS:
   Beginning of year...................................            39,465,106             38,468,820              41,530,766
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $         48,278,392   $         39,465,106    $         38,468,820
                                                         ====================   ====================    ====================

                                                                       BHFTI INVESCO BALANCED-RISK ALLOCATION
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              1,933   $                 63   $               1,200
   Net realized gains (losses).........................                 2,680                  (528)                   1,727
   Change in unrealized gains (losses) on investments..                   724                  4,887                 (4,753)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 5,337                  4,422                 (1,826)
                                                         --------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                16,796                 15,956                  16,400
   Net transfers (including fixed account).............                 2,860                (1,153)                   2,103
   Policy charges......................................               (6,613)                (5,759)                 (5,388)
   Transfers for Policy benefits and terminations......                    --                (6,082)                 (3,815)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                13,043                  2,962                   9,300
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............                18,380                  7,384                   7,474
NET ASSETS:
   Beginning of year...................................                45,859                 38,475                  31,001
                                                         --------------------   --------------------   ---------------------
   End of year.........................................  $             64,239   $             45,859   $              38,475
                                                         ====================   ====================   =====================

                                                                           BHFTI INVESCO SMALL CAP GROWTH
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                   2016                    2015
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            (8,930)   $            (8,076)    $                487
   Net realized gains (losses).........................               689,902              1,026,683               1,775,499
   Change in unrealized gains (losses) on investments..               961,544              (318,719)             (1,866,286)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             1,642,516                699,888                (90,300)
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               384,742                407,148                 432,154
   Net transfers (including fixed account).............             (138,396)              (213,557)               (314,953)
   Policy charges......................................             (302,479)              (295,102)               (309,254)
   Transfers for Policy benefits and terminations......             (470,556)              (427,897)               (252,225)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             (526,689)              (529,408)               (444,278)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............             1,115,827                170,480               (534,578)
NET ASSETS:
   Beginning of year...................................             6,722,591              6,552,111               7,086,689
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $          7,838,418   $          6,722,591    $          6,552,111
                                                         ====================   ====================    ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                       BHFTI JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              5,628   $              3,855   $              5,107
   Net realized gains (losses).........................                   761                  2,581                  8,733
   Change in unrealized gains (losses) on investments..                28,770                (1,187)               (12,813)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                35,159                  5,249                  1,027
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                39,817                 41,651                 43,757
   Net transfers (including fixed account).............                 2,080                  2,362                (2,180)
   Policy charges......................................              (26,387)               (25,382)               (25,286)
   Transfers for Policy benefits and terminations......               (3,100)                (6,113)                (2,835)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                12,410                 12,518                 13,456
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                47,569                 17,767                 14,483
NET ASSETS:
   Beginning of year...................................               203,391                185,624                171,141
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            250,960   $            203,391   $            185,624
                                                         ====================   ====================   ====================

                                                                           BHFTI JPMORGAN SMALL CAP VALUE
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              7,780   $              6,286   $              4,196
   Net realized gains (losses).........................                40,858                 24,634                 25,929
   Change in unrealized gains (losses) on investments..              (24,944)                 79,671               (52,802)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                23,694                110,591               (22,677)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                51,003                 42,502                 42,823
   Net transfers (including fixed account).............                 9,535               (23,758)                 19,637
   Policy charges......................................              (31,389)               (27,602)               (22,975)
   Transfers for Policy benefits and terminations......              (18,537)                (2,886)                (1,767)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                10,612               (11,744)                 37,718
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                34,306                 98,847                 15,041
NET ASSETS:
   Beginning of year...................................               409,299                310,452                295,411
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            443,605   $            409,299   $            310,452
                                                         ====================   ====================   ====================

                                                                         BHFTI LOOMIS SAYLES GLOBAL MARKETS
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              6,635   $              6,758   $              7,875
   Net realized gains (losses).........................                 8,512                 12,698                 18,423
   Change in unrealized gains (losses) on investments..                71,276                (1,350)               (13,993)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                86,423                 18,106                 12,305
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                55,503                 52,697                 43,858
   Net transfers (including fixed account).............                 (831)                 16,922                (6,677)
   Policy charges......................................              (36,611)               (36,634)               (35,911)
   Transfers for Policy benefits and terminations......              (26,763)                (6,534)              (109,930)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (8,702)                 26,451              (108,660)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                77,721                 44,557               (96,355)
NET ASSETS:
   Beginning of year...................................               371,582                327,025                423,380
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            449,303   $            371,582   $            327,025
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                       BHFTI METLIFE MULTI-INDEX TARGETED RISK
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         -------------------    -------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             2,477    $             1,944    $              1,398
   Net realized gains (losses).........................                6,306                   (37)                   4,170
   Change in unrealized gains (losses) on investments..               15,712                  4,590                 (7,672)
                                                         -------------------    -------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               24,495                  6,497                 (2,104)
                                                         -------------------    -------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               24,213                 27,195                  18,161
   Net transfers (including fixed account).............              (7,266)                 14,107                  13,332
   Policy charges......................................             (15,476)               (14,951)                (11,516)
   Transfers for Policy benefits and terminations......             (17,570)                  (583)                 (3,193)
                                                         -------------------    -------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             (16,099)                 25,768                  16,784
                                                         -------------------    -------------------    --------------------
     Net increase (decrease) in net assets.............                8,396                 32,265                  14,680
NET ASSETS:
   Beginning of year...................................              168,352                136,087                 121,407
                                                         -------------------    -------------------    --------------------
   End of year.........................................  $           176,748    $           168,352    $            136,087
                                                         ===================    ===================    ====================

                                                                          BHFTI MFS RESEARCH INTERNATIONAL
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            348,583   $            363,202   $            548,242
   Net realized gains (losses).........................               120,626              (113,918)                 34,366
   Change in unrealized gains (losses) on investments..             4,288,325              (396,420)              (864,226)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             4,757,534              (147,136)              (281,618)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               991,117              1,065,950              1,136,865
   Net transfers (including fixed account).............             (330,753)              (137,625)              (166,293)
   Policy charges......................................             (838,473)              (829,989)              (883,299)
   Transfers for Policy benefits and terminations......           (1,056,169)              (900,863)              (790,282)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (1,234,278)              (802,527)              (703,009)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             3,523,256              (949,663)              (984,627)
NET ASSETS:
   Beginning of year...................................            17,206,100             18,155,763             19,140,390
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         20,729,356   $         17,206,100   $         18,155,763
                                                         ====================   ====================   ====================

                                                                         BHFTI MORGAN STANLEY MID CAP GROWTH
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            122,364   $          (581,093)    $         (686,901)
   Net realized gains (losses).........................             6,098,517              3,185,085              4,836,759
   Change in unrealized gains (losses) on investments..            66,869,811           (20,525,720)           (15,427,415)
                                                         --------------------   --------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................            73,090,692           (17,921,728)           (11,277,557)
                                                         --------------------   --------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........            16,448,838             17,390,742             17,952,987
   Net transfers (including fixed account).............           (1,158,342)            (2,231,512)            (1,160,187)
   Policy charges......................................          (13,161,117)           (12,792,889)           (13,674,535)
   Transfers for Policy benefits and terminations......          (13,535,181)           (10,991,989)           (13,144,136)
                                                         --------------------   --------------------    -------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................          (11,405,802)            (8,625,648)           (10,025,871)
                                                         --------------------   --------------------    -------------------
     Net increase (decrease) in net assets.............            61,684,890           (26,547,376)           (21,303,428)
NET ASSETS:
   Beginning of year...................................           186,034,522            212,581,898            233,885,326
                                                         --------------------   --------------------    -------------------
   End of year.........................................  $        247,719,412   $        186,034,522    $       212,581,898
                                                         ====================   ====================    ===================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                           BHFTI OPPENHEIMER GLOBAL EQUITY
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            488,347   $            427,792   $            504,420
   Net realized gains (losses).........................             2,246,334              3,311,875              2,578,733
   Change in unrealized gains (losses) on investments..            14,255,607            (3,785,262)            (1,183,054)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            16,990,288               (45,595)              1,900,099
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             3,244,364              2,752,403              2,885,208
   Net transfers (including fixed account).............               678,986            (1,108,515)              1,263,650
   Policy charges......................................           (2,364,753)            (2,302,561)            (2,404,251)
   Transfers for Policy benefits and terminations......           (3,776,926)            (2,511,117)            (2,602,123)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (2,218,329)            (3,169,790)              (857,516)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            14,771,959            (3,215,385)              1,042,583
NET ASSETS:
   Beginning of year...................................            46,257,719             49,473,104             48,430,521
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         61,029,678   $         46,257,719   $         49,473,104
                                                         ====================   ====================   ====================

                                                                       BHFTI PANAGORA GLOBAL DIVERSIFIED RISK
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                 2015 (b)
                                                         -------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                --    $                 --   $                 50
   Net realized gains (losses).........................                   81                       1                  (295)
   Change in unrealized gains (losses) on investments..                   16                     (1)                      1
                                                         -------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                   97                      --                  (244)
                                                         -------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                  313                      29                     41
   Net transfers (including fixed account).............                   59                      --                    440
   Policy charges......................................                (141)                    (24)                   (64)
   Transfers for Policy benefits and terminations......                 (15)                      --                  (163)
                                                         -------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                  216                       5                    254
                                                         -------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............                  313                       5                     10
NET ASSETS:
   Beginning of year...................................                   15                      10                     --
                                                         -------------------    --------------------   --------------------
   End of year.........................................  $               328    $                 15   $                 10
                                                         ===================    ====================   ====================

                                                                        BHFTI PIMCO INFLATION PROTECTED BOND
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            167,202   $           (17,989)   $            540,055
   Net realized gains (losses).........................             (123,809)              (134,822)              (211,211)
   Change in unrealized gains (losses) on investments..               327,314                652,775              (655,945)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               370,707                499,964              (327,101)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               814,655                856,782                942,996
   Net transfers (including fixed account).............                43,919               (25,570)              (578,943)
   Policy charges......................................             (608,502)              (670,606)              (670,899)
   Transfers for Policy benefits and terminations......             (685,248)              (448,728)              (496,484)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             (435,176)              (288,122)              (803,330)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              (64,469)                211,842            (1,130,431)
NET ASSETS:
   Beginning of year...................................            10,359,389             10,147,547             11,277,978
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         10,294,920   $         10,359,389   $         10,147,547
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                              BHFTI PIMCO TOTAL RETURN
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            797,234   $          1,176,644   $           2,443,284
   Net realized gains (losses).........................               136,512              (107,899)                 504,809
   Change in unrealized gains (losses) on investments..             1,034,223                134,407             (2,854,535)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................             1,967,969              1,203,152                  93,558
                                                         --------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             3,438,184              3,607,110               3,809,014
   Net transfers (including fixed account).............               446,327              (511,885)             (1,054,727)
   Policy charges......................................           (2,583,508)            (2,866,241)             (2,872,640)
   Transfers for Policy benefits and terminations......           (2,772,964)            (2,911,492)             (2,635,927)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (1,471,961)            (2,682,508)             (2,754,280)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............               496,008            (1,479,356)             (2,660,722)
NET ASSETS:
   Beginning of year...................................            42,840,892             44,320,248              46,980,970
                                                         --------------------   --------------------   ---------------------
   End of year.........................................  $         43,336,900   $         42,840,892   $          44,320,248
                                                         ====================   ====================   =====================

                                                                          BHFTI SCHRODERS GLOBAL MULTI-ASSET
                                                                                       DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                    2016                   2015
                                                         ---------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 508   $                675   $                467
   Net realized gains (losses).........................                  1,474                    647                  1,436
   Change in unrealized gains (losses) on investments..                  6,574                  1,558                (2,611)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                  8,556                  2,880                  (708)
                                                         ---------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 17,420                 20,016                 11,927
   Net transfers (including fixed account).............                  1,670                  3,252                    948
   Policy charges......................................                (7,406)                (7,221)                (5,687)
   Transfers for Policy benefits and terminations......                  (343)                (4,272)                  (605)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 11,341                 11,775                  6,583
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                 19,897                 14,655                  5,875
NET ASSETS:
   Beginning of year...................................                 52,316                 37,661                 31,786
                                                         ---------------------   --------------------   --------------------
   End of year.........................................  $              72,213   $             52,316   $             37,661
                                                         =====================   ====================   ====================

                                                                        BHFTI SCHRODERS GLOBAL MULTI-ASSET II
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                116   $                 47   $                 86
   Net realized gains (losses).........................                    44                      7                    978
   Change in unrealized gains (losses) on investments..                 1,539                    239                  (255)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 1,699                    293                    809
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 6,204                  6,148                  3,971
   Net transfers (including fixed account).............                   104                    421                     96
   Policy charges......................................               (2,164)                (1,837)                (2,087)
   Transfers for Policy benefits and terminations......                    --                  (196)                  (755)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 4,144                  4,536                  1,225
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                 5,843                  4,829                  2,034
NET ASSETS:
   Beginning of year...................................                 8,438                  3,609                  1,575
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $             14,281   $              8,438   $              3,609
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                         BHFTI SSGA GROWTH AND INCOME ETF
                                                                                     DIVISION
                                                         ----------------------------------------------------------------
                                                                 2017                  2016                  2015
                                                         -------------------   -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           211,600   $           193,418    $           191,488
   Net realized gains (losses).........................               56,990               422,233                507,278
   Change in unrealized gains (losses) on investments..              993,368             (166,860)              (845,948)
                                                         -------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            1,261,958               448,791              (147,182)
                                                         -------------------   -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........              707,289               817,890                902,958
   Net transfers (including fixed account).............            (395,331)              (55,673)               (56,759)
   Policy charges......................................            (484,758)             (475,048)              (487,928)
   Transfers for Policy benefits and terminations......            (344,355)             (255,414)              (287,368)
                                                         -------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
       from Policy transactions........................            (517,155)                31,755                 70,903
                                                         -------------------   -------------------    -------------------
     Net increase (decrease) in net assets.............              744,803               480,546               (76,279)
NET ASSETS:
   Beginning of year...................................            8,122,289             7,641,743              7,718,022
                                                         -------------------   -------------------    -------------------
   End of year.........................................  $         8,867,092   $         8,122,289    $         7,641,743
                                                         ===================   ===================    ===================

                                                                               BHFTI SSGA GROWTH ETF
                                                                                     DIVISION
                                                         ----------------------------------------------------------------
                                                                 2017                  2016                  2015
                                                         --------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            175,627   $           152,958   $           144,898
   Net realized gains (losses).........................               153,525               388,499               399,376
   Change in unrealized gains (losses) on investments..             1,057,422             (116,079)             (699,498)
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................             1,386,574               425,378             (155,224)
                                                         --------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               760,215               957,099             1,101,174
   Net transfers (including fixed account).............             (687,768)             (419,927)                27,146
   Policy charges......................................             (319,979)             (381,379)             (371,675)
   Transfers for Policy benefits and terminations......             (266,828)             (150,373)             (335,865)
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from Policy transactions........................             (514,360)                 5,420               420,780
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............               872,214               430,798               265,556
NET ASSETS:
   Beginning of year...................................             7,142,017             6,711,219             6,445,663
                                                         --------------------   -------------------   -------------------
   End of year.........................................  $          8,014,231   $         7,142,017   $         6,711,219
                                                         ====================   ===================   ===================

                                                                        BHFTI T. ROWE PRICE LARGE CAP VALUE
                                                                                     DIVISION
                                                         ----------------------------------------------------------------
                                                                 2017                  2016                  2015
                                                         -------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            56,019   $            63,487   $             36,741
   Net realized gains (losses).........................              218,915               264,852                 91,303
   Change in unrealized gains (losses) on investments..              129,307                 1,148              (197,956)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from operations.................................              404,241               329,487               (69,912)
                                                         -------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                3,636                 4,540                  7,472
   Net transfers (including fixed account).............               45,576                57,340              (203,997)
   Policy charges......................................             (34,475)              (30,407)               (30,931)
   Transfers for Policy benefits and terminations......                  (8)              (63,517)               (68,966)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from Policy transactions........................               14,729              (32,044)              (296,422)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............              418,970               297,443              (366,334)
NET ASSETS:
   Beginning of year...................................            2,327,000             2,029,557              2,395,891
                                                         -------------------   -------------------   --------------------
   End of year.........................................  $         2,745,970   $         2,327,000   $          2,029,557
                                                         ===================   ===================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                         BHFTI T. ROWE PRICE MID CAP GROWTH
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                   2016                    2015
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (53,030)   $            (45,975)   $           (45,309)
   Net realized gains (losses).........................             3,596,966               5,204,270              5,782,950
   Change in unrealized gains (losses) on investments..             4,985,555             (3,017,999)            (3,612,484)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             8,529,491               2,140,296              2,125,157
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             2,065,072               2,103,996              2,017,424
   Net transfers (including fixed account).............               456,210                 419,067              2,394,912
   Policy charges......................................           (1,760,965)             (1,724,543)            (1,635,548)
   Transfers for Policy benefits and terminations......           (2,147,279)             (2,214,117)            (2,115,852)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (1,386,962)             (1,415,597)                660,936
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............             7,142,529                 724,699              2,786,093
NET ASSETS:
   Beginning of year...................................            34,743,933              34,019,234             31,233,141
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $         41,886,462   $          34,743,933   $         34,019,234
                                                         ====================   =====================   ====================

                                                                         BHFTI VICTORY SYCAMORE MID CAP VALUE
                                                                                       DIVISION
                                                         --------------------------------------------------------------------
                                                                 2017                    2016                    2015
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             924,664   $            650,034   $             563,734
   Net realized gains (losses).........................                763,180              3,900,369               5,178,767
   Change in unrealized gains (losses) on investments..              6,544,581              7,673,646            (13,696,346)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................              8,232,425             12,224,049             (7,953,845)
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........              5,231,778              5,540,189               5,923,611
   Net transfers (including fixed account).............              (641,335)            (1,504,903)                 396,833
   Policy charges......................................            (4,566,534)            (4,725,378)             (5,050,098)
   Transfers for Policy benefits and terminations......            (5,546,494)            (5,462,656)             (5,269,245)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................            (5,522,585)            (6,152,748)             (3,998,899)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............              2,709,840              6,071,301            (11,952,744)
NET ASSETS:
   Beginning of year...................................             88,992,742             82,921,441              94,874,185
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $          91,702,582   $         88,992,742   $          82,921,441
                                                         =====================   ====================   =====================

                                                                      BHFTII BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                       DIVISION
                                                         --------------------------------------------------------------------
                                                                 2017                    2016                    2015
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             343,329   $            447,534    $            519,877
   Net realized gains (losses).........................                322,047              (310,525)               (206,507)
   Change in unrealized gains (losses) on investments..             12,519,996              1,728,920             (1,227,962)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             13,185,372              1,865,929               (914,592)
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........              3,220,885              3,389,861               3,575,231
   Net transfers (including fixed account).............              (148,010)              (547,175)               (179,571)
   Policy charges......................................            (2,700,122)            (2,612,067)             (2,610,457)
   Transfers for Policy benefits and terminations......            (2,532,657)            (2,000,028)             (2,221,523)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................            (2,159,904)            (1,769,409)             (1,436,320)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............             11,025,468                 96,520             (2,350,912)
NET ASSETS:
   Beginning of year...................................             38,958,130             38,861,610              41,212,522
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $          49,983,598   $         38,958,130    $         38,861,610
                                                         =====================   ====================    ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                            BHFTII BLACKROCK BOND INCOME
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          2,139,278   $          2,253,120   $          2,849,615
   Net realized gains (losses).........................              (33,084)                 30,488                913,996
   Change in unrealized gains (losses) on investments..               749,028               (97,803)            (3,544,439)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             2,855,222              2,185,805                219,172
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             5,963,012              6,132,147              6,361,507
   Net transfers (including fixed account).............               626,685                326,685            (1,236,326)
   Policy charges......................................           (5,216,503)            (5,607,933)            (5,484,593)
   Transfers for Policy benefits and terminations......           (3,563,517)            (4,113,027)            (4,302,406)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (2,190,323)            (3,262,128)            (4,661,818)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               664,899            (1,076,323)            (4,442,646)
NET ASSETS:
   Beginning of year...................................            77,277,403             78,353,726             82,796,372
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         77,942,302   $         77,277,403   $         78,353,726
                                                         ====================   ====================   ====================

                                                                        BHFTII BLACKROCK CAPITAL APPRECIATION
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              (244)   $            (9,977)   $           (10,693)
   Net realized gains (losses).........................               586,471              1,047,770              2,022,735
   Change in unrealized gains (losses) on investments..             2,528,190            (1,066,351)            (1,407,738)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             3,114,417               (28,558)                604,304
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               713,936                736,403                793,014
   Net transfers (including fixed account).............               183,165                (3,208)                336,170
   Policy charges......................................             (575,499)              (570,923)              (588,991)
   Transfers for Policy benefits and terminations......             (896,039)              (856,815)              (655,032)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             (574,437)              (694,543)              (114,839)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             2,539,980              (723,101)                489,465
NET ASSETS:
   Beginning of year...................................             9,502,695             10,225,796              9,736,331
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         12,042,675   $          9,502,695   $         10,225,796
                                                         ====================   ====================   ====================

                                                                       BHFTII BLACKROCK ULTRA-SHORT TERM BOND
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             60,887   $           (18,384)   $           (35,014)
   Net realized gains (losses).........................                25,723                  3,712                     --
   Change in unrealized gains (losses) on investments..               119,513                 60,725                     --
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               206,123                 46,053               (35,014)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               493,430                567,291                476,089
   Net transfers (including fixed account).............             5,565,246            (1,366,452)            (4,569,788)
   Policy charges......................................             (892,674)              (907,994)              (886,480)
   Transfers for Policy benefits and terminations......             (483,837)              (365,895)              (333,363)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             4,682,165            (2,073,050)            (5,313,542)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             4,888,288            (2,026,997)            (5,348,556)
NET ASSETS:
   Beginning of year...................................            22,657,240             24,684,237             30,032,793
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         27,545,528   $         22,657,240   $         24,684,237
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                         BHFTII BRIGHTHOUSE ASSET ALLOCATION 20
                                                                                        DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2017                     2016                    2015
                                                         ---------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             119,470   $             177,898    $             116,446
   Net realized gains (losses).........................                 40,884                 122,062                  174,994
   Change in unrealized gains (losses) on investments..                193,850                (54,551)                (309,762)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                354,204                 245,409                 (18,322)
                                                         ---------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                436,850                 475,558                  514,400
   Net transfers (including fixed account).............                657,738                 274,364                   93,614
   Policy charges......................................              (497,021)               (539,657)                (522,816)
   Transfers for Policy benefits and terminations......            (1,579,139)               (823,306)                (165,837)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (981,572)               (613,041)                 (80,639)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............              (627,368)               (367,632)                 (98,961)
NET ASSETS:
   Beginning of year...................................              5,067,129               5,434,761                5,533,722
                                                         ---------------------   ---------------------    ---------------------
   End of year.........................................  $           4,439,761   $           5,067,129    $           5,434,761
                                                         =====================   =====================    =====================

                                                                        BHFTII BRIGHTHOUSE ASSET ALLOCATION 40
                                                                                       DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2017                    2016                     2015
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             227,176   $             365,152   $              29,433
   Net realized gains (losses).........................                348,904                 649,364                 699,512
   Change in unrealized gains (losses) on investments..                555,970               (402,883)               (854,363)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................              1,132,050                 611,633               (125,418)
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                939,941                 946,570                 952,025
   Net transfers (including fixed account).............                326,039                 238,465                 315,680
   Policy charges......................................              (790,214)               (796,923)               (829,348)
   Transfers for Policy benefits and terminations......              (647,227)               (274,767)               (637,520)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (171,461)                 113,345               (199,163)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets............                960,589                 724,978               (324,581)
NET ASSETS:
   Beginning of year...................................             10,372,997               9,648,019               9,972,600
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $          11,333,586   $          10,372,997   $           9,648,019
                                                         =====================   =====================   =====================

                                                                         BHFTII BRIGHTHOUSE ASSET ALLOCATION 60
                                                                                        DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2017                     2016                    2015
                                                         ---------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             988,015   $           1,661,041    $             305,717
   Net realized gains (losses).........................              2,602,679               4,802,939                4,072,097
   Change in unrealized gains (losses) on investments..              3,901,633             (2,834,262)              (4,965,532)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................              7,492,327               3,629,718                (587,718)
                                                         ---------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........              4,213,884               4,497,839                4,710,179
   Net transfers (including fixed account).............                171,111                  27,071                (516,267)
   Policy charges......................................            (3,453,056)             (3,556,897)              (3,570,057)
   Transfers for Policy benefits and terminations......            (4,940,179)             (3,005,552)              (2,803,258)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................            (4,008,240)             (2,037,539)              (2,179,403)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............              3,484,087               1,592,179              (2,767,121)
NET ASSETS:
   Beginning of year...................................             52,559,818              50,967,639               53,734,760
                                                         ---------------------   ---------------------    ---------------------
   End of year.........................................  $          56,043,905   $          52,559,818    $          50,967,639
                                                         =====================   =====================    =====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                        BHFTII BRIGHTHOUSE ASSET ALLOCATION 80
                                                                                       DIVISION
                                                         --------------------------------------------------------------------
                                                                 2017                    2016                   2015
                                                         --------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,726,190   $           2,942,462   $             427,851
   Net realized gains (losses).........................             6,877,022              12,021,813               6,177,764
   Change in unrealized gains (losses) on investments..             9,496,898             (7,365,543)             (8,037,823)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................            18,100,110               7,598,732             (1,432,208)
                                                         --------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             7,718,644               8,365,149               9,064,666
   Net transfers (including fixed account).............             (246,902)             (1,384,318)               (479,555)
   Policy charges......................................           (5,348,857)             (5,526,010)             (5,646,022)
   Transfers for Policy benefits and terminations......           (7,915,157)             (6,463,563)             (5,971,484)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (5,792,272)             (5,008,742)             (3,032,395)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............            12,307,838               2,589,990             (4,464,603)
NET ASSETS:
   Beginning of year...................................            96,200,969              93,610,979              98,075,582
                                                         --------------------   ---------------------   ---------------------
   End of year.........................................  $        108,508,807   $          96,200,969   $          93,610,979
                                                         ====================   =====================   =====================

                                                                       BHFTII BRIGHTHOUSE/ARTISAN MID CAP VALUE
                                                                                       DIVISION
                                                         --------------------------------------------------------------------
                                                                  2017                   2016                    2015
                                                         ---------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             386,875   $             573,294   $            651,607
   Net realized gains (losses).........................                643,877               6,376,782              8,080,747
   Change in unrealized gains (losses) on investments..              6,536,022               4,919,832           (14,388,947)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              7,566,774              11,869,908            (5,656,593)
                                                         ---------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........              3,822,689               3,977,996              4,248,709
   Net transfers (including fixed account).............              (582,080)               (613,228)              (532,025)
   Policy charges......................................            (3,236,913)             (3,245,776)            (3,288,323)
   Transfers for Policy benefits and terminations......            (4,024,252)             (3,402,376)            (3,481,517)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................            (4,020,556)             (3,283,384)            (3,053,156)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............              3,546,218               8,586,524            (8,709,749)
NET ASSETS:
   Beginning of year...................................             62,142,398              53,555,874             62,265,623
                                                         ---------------------   ---------------------   --------------------
   End of year.........................................  $          65,688,616   $          62,142,398   $         53,555,874
                                                         =====================   =====================   ====================

                                                                        BHFTII BRIGHTHOUSE/WELLINGTON BALANCED
                                                                                       DIVISION
                                                         --------------------------------------------------------------------
                                                                 2017                    2016                   2015
                                                         --------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          4,339,481   $           6,577,117   $           4,411,640
   Net realized gains (losses).........................            10,464,072              15,625,107              55,909,979
   Change in unrealized gains (losses) on investments..            27,671,155             (3,743,348)            (53,963,621)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................            42,474,708              18,458,876               6,357,998
                                                         --------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........            20,315,289              21,296,974              22,226,199
   Net transfers (including fixed account).............               324,049             (1,837,317)             (1,114,111)
   Policy charges......................................          (21,609,300)            (22,205,884)            (22,125,724)
   Transfers for Policy benefits and terminations......          (16,611,763)            (16,090,657)            (17,838,451)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................          (17,581,725)            (18,836,884)            (18,852,087)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............            24,892,983               (378,008)            (12,494,089)
NET ASSETS:
   Beginning of year...................................           299,463,081             299,841,089             312,335,178
                                                         --------------------   ---------------------   ---------------------
   End of year.........................................  $        324,356,064   $         299,463,081   $         299,841,089
                                                         ====================   =====================   =====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                BHFTII BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES
                                                                                       DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                    2016                   2015
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,137,876    $          1,122,364   $          1,263,131
   Net realized gains (losses).........................             3,203,582               3,128,463             26,124,464
   Change in unrealized gains (losses) on investments..             9,056,499                 855,321           (25,717,218)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            13,397,957               5,106,148              1,670,377
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             4,437,684               4,745,132              5,175,987
   Net transfers (including fixed account).............             (902,918)               (230,740)            (1,253,819)
   Policy charges......................................           (3,769,635)             (3,977,030)            (3,976,712)
   Transfers for Policy benefits and terminations......           (5,948,302)             (4,646,198)            (4,646,062)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (6,183,171)             (4,108,836)            (4,700,606)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............             7,214,786                 997,312            (3,030,229)
NET ASSETS:
   Beginning of year...................................            73,520,028              72,522,716             75,552,945
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $         80,734,814    $         73,520,028   $         72,522,716
                                                         ====================    ====================   ====================

                                                                           BHFTII FRONTIER MID CAP GROWTH
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $        (1,632,964)   $        (1,459,027)   $        (1,605,819)
   Net realized gains (losses).........................            11,209,482             28,319,213             36,288,678
   Change in unrealized gains (losses) on investments..            43,545,366           (16,692,072)           (28,947,695)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            53,121,884             10,168,114              5,735,164
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........            12,186,623             12,817,058             13,526,076
   Net transfers (including fixed account).............           (7,255,002)            (1,665,871)              (546,174)
   Policy charges......................................          (12,987,997)           (13,012,542)           (13,281,761)
   Transfers for Policy benefits and terminations......          (12,680,835)           (10,971,677)           (13,018,169)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................          (20,737,211)           (12,833,032)           (13,320,028)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            32,384,673            (2,664,918)            (7,584,864)
NET ASSETS:
   Beginning of year...................................           225,309,908            227,974,826            235,559,690
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        257,694,581   $        225,309,908   $        227,974,826
                                                         ====================   ====================   ====================

                                                                               BHFTII JENNISON GROWTH
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             66,950   $             52,283   $             49,690
   Net realized gains (losses).........................             2,258,228              3,125,595              4,130,001
   Change in unrealized gains (losses) on investments..             6,383,010            (3,197,364)            (1,789,865)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             8,708,188               (19,486)              2,389,826
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             1,299,752              1,333,946              1,340,497
   Net transfers (including fixed account).............             5,991,640                  2,483                509,083
   Policy charges......................................           (1,281,802)            (1,218,365)            (1,224,290)
   Transfers for Policy benefits and terminations......           (1,623,326)            (1,425,516)            (1,580,551)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             4,386,264            (1,307,452)              (955,261)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            13,094,452            (1,326,938)              1,434,565
NET ASSETS:
   Beginning of year...................................            22,968,240             24,295,178             22,860,613
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         36,062,692   $         22,968,240   $         24,295,178
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                         BHFTII LOOMIS SAYLES SMALL CAP CORE
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             49,569   $             53,376   $             13,776
   Net realized gains (losses).........................             2,156,674              2,236,001              3,521,185
   Change in unrealized gains (losses) on investments..             1,501,241              1,915,532            (3,857,826)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             3,707,484              4,204,909              (322,865)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             1,274,560              1,334,562              1,455,376
   Net transfers (including fixed account).............             (516,348)              (285,957)              (362,429)
   Policy charges......................................           (1,191,127)            (1,187,314)            (1,217,974)
   Transfers for Policy benefits and terminations......           (1,805,701)            (1,306,062)            (1,348,393)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (2,238,616)            (1,444,771)            (1,473,420)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             1,468,868              2,760,138            (1,796,285)
NET ASSETS:
   Beginning of year...................................            25,855,024             23,094,886             24,891,171
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         27,323,892   $         25,855,024   $         23,094,886
                                                         ====================   ====================   ====================

                                                                        BHFTII LOOMIS SAYLES SMALL CAP GROWTH
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            (9,721)   $            (9,163)   $            (9,783)
   Net realized gains (losses).........................               762,930              1,222,132              1,804,809
   Change in unrealized gains (losses) on investments..             2,111,346              (582,015)            (1,598,061)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             2,864,555                630,954                196,965
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               688,741                747,090                790,736
   Net transfers (including fixed account).............             (344,283)              (235,047)                 38,986
   Policy charges......................................             (570,448)              (586,052)              (610,291)
   Transfers for Policy benefits and terminations......             (670,562)              (620,076)              (603,154)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             (896,552)              (694,085)              (383,723)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             1,968,003               (63,131)              (186,758)
NET ASSETS:
   Beginning of year...................................            11,122,720             11,185,851             11,372,609
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         13,090,723   $         11,122,720   $         11,185,851
                                                         ====================   ====================   ====================

                                                                         BHFTII METLIFE AGGREGATE BOND INDEX
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          3,810,094   $          3,516,381   $          3,706,067
   Net realized gains (losses).........................              (60,039)                157,844                111,155
   Change in unrealized gains (losses) on investments..               463,003              (713,953)            (3,467,125)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             4,213,058              2,960,272                350,097
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........            10,119,467             10,321,297             10,650,517
   Net transfers (including fixed account).............             8,297,879              1,939,507              (390,145)
   Policy charges......................................           (8,103,229)            (8,491,979)            (8,265,344)
   Transfers for Policy benefits and terminations......           (6,849,400)            (6,293,235)            (6,269,190)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             3,464,717            (2,524,410)            (4,274,162)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             7,677,775                435,862            (3,924,065)
NET ASSETS:
   Beginning of year...................................           127,387,339            126,951,477            130,875,542
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        135,065,114   $        127,387,339   $        126,951,477
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                         BHFTII METLIFE MID CAP STOCK INDEX
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,319,708   $          1,044,591   $            965,012
   Net realized gains (losses).........................             8,754,007              8,154,617              7,586,957
   Change in unrealized gains (losses) on investments..             4,956,766              7,196,356           (10,506,888)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            15,030,481             16,395,564            (1,954,919)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             5,357,530              5,416,314              5,638,229
   Net transfers (including fixed account).............             4,274,293              (936,758)                508,090
   Policy charges......................................           (4,778,563)            (4,718,498)            (4,665,601)
   Transfers for Policy benefits and terminations......           (6,221,097)            (4,649,606)            (5,028,583)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (1,367,837)            (4,888,548)            (3,547,865)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            13,662,644             11,507,016            (5,502,784)
NET ASSETS:
   Beginning of year...................................            95,179,145             83,672,129             89,174,913
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        108,841,789   $         95,179,145   $         83,672,129
                                                         ====================   ====================   ====================

                                                                           BHFTII METLIFE MSCI EAFE INDEX
                                                                                      DIVISION
                                                         -----------------------------------------------------------------
                                                                 2017                   2016                  2015
                                                         -------------------    -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         2,309,101    $         1,943,289    $         2,500,052
   Net realized gains (losses).........................            1,359,240                101,562                707,350
   Change in unrealized gains (losses) on investments..           15,314,940              (990,605)            (3,862,935)
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................           18,983,281              1,054,246              (655,533)
                                                         -------------------    -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........            5,958,371              6,241,891              6,286,345
   Net transfers (including fixed account).............              450,416                813,637              1,565,657
   Policy charges......................................          (4,348,604)            (4,254,888)            (4,329,144)
   Transfers for Policy benefits and terminations......          (5,191,027)            (3,939,562)            (4,133,342)
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................          (3,130,844)            (1,138,922)              (610,484)
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets.............           15,852,437               (84,676)            (1,266,017)
NET ASSETS:
   Beginning of year...................................           76,450,323             76,534,999             77,801,016
                                                         -------------------    -------------------    -------------------
   End of year.........................................  $        92,302,760    $        76,450,323    $        76,534,999
                                                         ===================    ===================    ===================

                                                                          BHFTII METLIFE RUSSELL 2000 INDEX
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            919,455   $            913,083   $            828,476
   Net realized gains (losses).........................             6,041,469              5,704,425              6,271,433
   Change in unrealized gains (losses) on investments..             4,109,388              7,347,406           (10,053,677)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            11,070,312             13,964,914            (2,953,768)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             4,793,790              4,810,814              4,964,713
   Net transfers (including fixed account).............           (1,452,551)              (461,739)                432,389
   Policy charges......................................           (3,676,061)            (3,605,728)            (3,613,698)
   Transfers for Policy benefits and terminations......           (5,164,111)            (4,191,102)            (4,335,031)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (5,498,933)            (3,447,755)            (2,551,627)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             5,571,379             10,517,159            (5,505,395)
NET ASSETS:
   Beginning of year...................................            78,678,964             68,161,805             73,667,200
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         84,250,343   $         78,678,964   $         68,161,805
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                             BHFTII METLIFE STOCK INDEX
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         16,768,156   $         17,167,447   $         14,801,691
   Net realized gains (losses).........................            64,595,519             57,978,009             58,353,168
   Change in unrealized gains (losses) on investments..           126,477,450             31,292,870           (63,726,527)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           207,841,125            106,438,326              9,428,332
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........            64,139,582             67,338,784             70,011,175
   Net transfers (including fixed account).............          (45,284,438)            (2,630,167)                798,237
   Policy charges......................................          (47,182,585)           (47,351,375)           (46,759,361)
   Transfers for Policy benefits and terminations......          (68,817,043)           (60,879,042)           (59,435,957)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................          (97,144,484)           (43,521,800)           (35,385,906)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           110,696,641             62,916,526           (25,957,574)
NET ASSETS:
   Beginning of year...................................         1,023,023,669            960,107,143            986,064,717
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $      1,133,720,310   $      1,023,023,669   $        960,107,143
                                                         ====================   ====================   ====================

                                                                               BHFTII MFS TOTAL RETURN
                                                                                      DIVISION
                                                         -----------------------------------------------------------------
                                                                 2017                   2016                  2015
                                                         -------------------    -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           256,018    $           277,775    $           247,122
   Net realized gains (losses).........................              693,293                579,525                196,619
   Change in unrealized gains (losses) on investments..            1,181,033                  3,086              (470,036)
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................            2,130,344                860,386               (26,295)
                                                         -------------------    -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........              684,608                866,669                968,017
   Net transfers (including fixed account).............           20,897,739                183,218                 63,944
   Policy charges......................................            (679,171)              (622,365)              (604,132)
   Transfers for Policy benefits and terminations......            (574,164)              (685,850)              (558,787)
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           20,329,012              (258,328)              (130,958)
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets.............           22,459,356                602,058              (157,253)
NET ASSETS:
   Beginning of year...................................           10,408,921              9,806,863              9,964,116
                                                         -------------------    -------------------    -------------------
   End of year.........................................  $        32,868,277    $        10,408,921    $         9,806,863
                                                         ===================    ===================    ===================

                                                                                  BHFTII MFS VALUE
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,807,020   $          1,832,604   $          2,254,602
   Net realized gains (losses).........................             6,376,051              8,023,482             14,425,867
   Change in unrealized gains (losses) on investments..             7,634,853              1,456,878           (16,842,516)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            15,817,924             11,312,964              (162,047)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             5,176,715              5,385,806              5,724,364
   Net transfers (including fixed account).............             7,193,791              (616,694)              (394,287)
   Policy charges......................................           (4,697,059)            (4,746,152)            (4,715,726)
   Transfers for Policy benefits and terminations......           (5,665,116)            (5,299,972)            (5,310,681)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             2,008,331            (5,277,012)            (4,696,330)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            17,826,255              6,035,952            (4,858,377)
NET ASSETS:
   Beginning of year...................................            88,412,117             82,376,165             87,234,542
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        106,238,372   $         88,412,117   $         82,376,165
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                                 BHFTII MFS VALUE II
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            526,386   $            296,620   $            335,383
   Net realized gains (losses).........................             (221,837)              1,069,485              1,421,917
   Change in unrealized gains (losses) on investments..             1,234,077              1,883,740            (2,942,487)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             1,538,626              3,249,845            (1,185,187)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             1,479,679              1,545,784              1,614,117
   Net transfers (including fixed account).............               421,641               (30,878)                139,650
   Policy charges......................................           (1,081,681)            (1,098,505)            (1,098,817)
   Transfers for Policy benefits and terminations......           (1,629,097)            (1,075,384)            (1,132,285)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             (809,458)              (658,983)              (477,335)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               729,168              2,590,862            (1,662,522)
NET ASSETS:
   Beginning of year...................................            21,009,123             18,418,261             20,080,783
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         21,738,291   $         21,009,123   $         18,418,261
                                                         ====================   ====================   ====================

                                                                           BHFTII NEUBERGER BERMAN GENESIS
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            370,076   $            399,379   $            361,906
   Net realized gains (losses).........................            12,057,105              1,826,763              1,512,189
   Change in unrealized gains (losses) on investments..             4,394,645             15,758,188            (1,230,308)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            16,821,826             17,984,330                643,787
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             6,489,836              6,799,075              7,267,381
   Net transfers (including fixed account).............             (977,458)            (1,167,465)              (927,026)
   Policy charges......................................           (5,884,389)            (5,931,913)            (5,942,383)
   Transfers for Policy benefits and terminations......           (7,393,489)            (6,477,508)            (6,568,694)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (7,765,500)            (6,777,811)            (6,170,722)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             9,056,326             11,206,519            (5,526,935)
NET ASSETS:
   Beginning of year...................................           112,504,182            101,297,663            106,824,598
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        121,560,508   $        112,504,182   $        101,297,663
                                                         ====================   ====================   ====================

                                                                        BHFTII T. ROWE PRICE LARGE CAP GROWTH
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            221,909   $            (8,318)   $             57,337
   Net realized gains (losses).........................             7,974,008             11,522,738             17,568,369
   Change in unrealized gains (losses) on investments..            19,425,313           (10,229,673)            (8,845,976)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            27,621,230              1,284,747              8,779,730
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             4,795,916              4,913,132              5,084,380
   Net transfers (including fixed account).............               477,359                143,272                (3,825)
   Policy charges......................................           (4,722,995)            (4,630,873)            (4,639,514)
   Transfers for Policy benefits and terminations......           (6,543,490)            (5,259,756)            (4,665,654)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (5,993,210)            (4,834,225)            (4,224,613)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            21,628,020            (3,549,478)              4,555,117
NET ASSETS:
   Beginning of year...................................            84,300,674             87,850,152             83,295,035
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        105,928,694   $         84,300,674   $         87,850,152
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                         BHFTII T. ROWE PRICE SMALL CAP GROWTH
                                                                                       DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                    2016                   2015
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (38,755)    $           (95,610)   $          (248,946)
   Net realized gains (losses).........................            10,072,201              15,506,158             12,918,905
   Change in unrealized gains (losses) on investments..            14,656,850             (3,850,598)            (9,935,901)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            24,690,296              11,559,950              2,734,058
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             6,652,241               6,771,118              6,600,673
   Net transfers (including fixed account).............             1,786,581               (896,281)                926,025
   Policy charges......................................           (5,234,546)             (5,218,226)            (5,239,072)
   Transfers for Policy benefits and terminations......           (8,669,274)             (7,068,348)            (7,416,481)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (5,464,998)             (6,411,737)            (5,128,855)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............            19,225,298               5,148,213            (2,394,797)
NET ASSETS:
   Beginning of year...................................           112,461,733             107,313,520            109,708,317
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $        131,687,031    $        112,461,733   $        107,313,520
                                                         ====================    ====================   ====================

                                                                       BHFTII VANECK GLOBAL NATURAL RESOURCES
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                290   $              1,967   $                974
   Net realized gains (losses).........................               (3,647)                (7,201)                (9,795)
   Change in unrealized gains (losses) on investments..                 5,530                 88,581               (64,308)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 2,173                 83,347               (73,129)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                58,187                 56,552                 58,025
   Net transfers (including fixed account).............                28,003               (24,534)                 33,612
   Policy charges......................................              (21,430)               (19,533)               (16,064)
   Transfers for Policy benefits and terminations......              (15,365)               (10,218)                (4,972)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                49,395                  2,267                 70,601
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                51,568                 85,614                (2,528)
NET ASSETS:
   Beginning of year...................................               259,264                173,650                176,178
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            310,832   $            259,264   $            173,650
                                                         ====================   ====================   ====================

                                                             BHFTII WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                       DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                    2016                   2015
                                                         ---------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           2,001,647   $            761,904   $          1,289,587
   Net realized gains (losses).........................                364,897                119,058                 73,628
   Change in unrealized gains (losses) on investments..              1,796,363              2,417,251            (1,827,670)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              4,162,907              3,298,213              (464,455)
                                                         ---------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........              3,662,710              3,165,030              2,048,302
   Net transfers (including fixed account).............              (114,949)             26,947,040                416,380
   Policy charges......................................            (2,872,301)            (2,541,922)            (1,498,601)
   Transfers for Policy benefits and terminations......            (3,348,106)            (2,942,766)            (1,520,683)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................            (2,672,646)             24,627,382              (554,602)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              1,490,261             27,925,595            (1,019,057)
NET ASSETS:
   Beginning of year...................................             52,921,776             24,996,181             26,015,238
                                                         ---------------------   --------------------   --------------------
   End of year.........................................  $          54,412,037   $         52,921,776   $         24,996,181
                                                         =====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                    BHFTII WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                       DIVISION
                                                         --------------------------------------------------------------------
                                                                 2017                    2016                    2015
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             402,248   $            400,422    $            357,540
   Net realized gains (losses).........................               (35,219)               (10,757)                 (6,880)
   Change in unrealized gains (losses) on investments..               (80,512)              (199,711)               (270,748)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                286,517                189,954                  79,912
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........              1,666,603              1,678,562               1,737,457
   Net transfers (including fixed account).............                455,559                141,399                   3,538
   Policy charges......................................            (1,243,499)            (1,306,280)             (1,277,275)
   Transfers for Policy benefits and terminations......              (980,456)              (908,115)             (1,069,051)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (101,793)              (394,434)               (605,331)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                184,724              (204,480)               (525,419)
NET ASSETS:
   Beginning of year...................................             15,656,147             15,860,627              16,386,046
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $          15,840,871   $         15,656,147    $         15,860,627
                                                         =====================   ====================    ====================

                                                                            DREYFUS VIF INTERNATIONAL VALUE
                                                                                       DIVISION
                                                         ---------------------------------------------------------------------
                                                                  2017                   2016                    2015
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               2,916   $               3,283   $               4,421
   Net realized gains (losses).........................                  (300)                 (5,322)                   (390)
   Change in unrealized gains (losses) on investments..                 51,516                 (2,271)                (10,460)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 54,132                 (4,310)                 (6,429)
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                     --                      --                      --
   Net transfers (including fixed account).............                     --                (12,134)                      --
   Policy charges......................................                (2,197)                 (2,110)                 (2,287)
   Transfers for Policy benefits and terminations......                     --                      --                     (1)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                (2,197)                (14,244)                 (2,288)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............                 51,935                (18,554)                 (8,717)
NET ASSETS:
   Beginning of year...................................                193,298                 211,852                 220,569
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $             245,233   $             193,298   $             211,852
                                                         =====================   =====================   =====================

                                                                          FIDELITY VIP ASSET MANAGER: GROWTH
                                                                                       DIVISION
                                                         --------------------------------------------------------------------
                                                                 2017                    2016                    2015
                                                         --------------------    --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             24,598    $             23,502    $             20,958
   Net realized gains (losses).........................               293,961                  60,870                 128,965
   Change in unrealized gains (losses) on investments..                 9,749                (48,668)               (145,469)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               328,308                  35,704                   4,454
                                                         --------------------    --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                53,311                  69,385                 154,105
   Net transfers (including fixed account).............               162,659                   6,528               (120,734)
   Policy charges......................................              (65,514)                (69,707)                (80,789)
   Transfers for Policy benefits and terminations......             (111,829)               (113,789)               (173,241)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                38,627               (107,583)               (220,659)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets.............               366,935                (71,879)               (216,205)
NET ASSETS:
   Beginning of year...................................             1,799,093               1,870,972               2,087,177
                                                         --------------------    --------------------    --------------------
   End of year.........................................  $          2,166,028    $          1,799,093    $          1,870,972
                                                         ====================    ====================    ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                                 FIDELITY VIP CONTRAFUND
                                                                                        DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2017                     2016                    2015
                                                         ---------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              25,600   $              18,813    $              25,926
   Net realized gains (losses).........................                216,238                 265,269                  373,045
   Change in unrealized gains (losses) on investments..                321,303                (89,763)                (372,526)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                563,141                 194,319                   26,445
                                                         ---------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 66,230                  82,242                  177,261
   Net transfers (including fixed account).............               (24,949)                 (6,803)                (158,700)
   Policy charges......................................               (93,243)                (91,600)                 (94,010)
   Transfers for Policy benefits and terminations......              (152,087)               (278,347)                 (89,062)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (204,049)               (294,508)                (164,511)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............                359,092               (100,189)                (138,066)
NET ASSETS:
   Beginning of year...................................              2,675,209               2,775,398                2,913,464
                                                         ---------------------   ---------------------    ---------------------
   End of year.........................................  $           3,034,301   $           2,675,209    $           2,775,398
                                                         =====================   =====================    =====================

                                                                               FIDELITY VIP EQUITY-INCOME
                                                                                        DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2017                     2016                    2015
                                                         ---------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                  40   $                 351    $                 426
   Net realized gains (losses).........................                    853                     858                    2,506
   Change in unrealized gains (losses) on investments..                  (214)                   1,277                  (3,341)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                    679                   2,486                    (409)
                                                         ---------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                    143                   1,787                    2,405
   Net transfers (including fixed account).............                     --                      --                       --
   Policy charges......................................                   (39)                   (227)                    (278)
   Transfers for Policy benefits and terminations......               (16,006)                     (1)                 (14,085)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (15,902)                   1,559                 (11,958)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............               (15,223)                   4,045                 (12,367)
NET ASSETS:
   Beginning of year...................................                 16,883                  12,838                   25,205
                                                         ---------------------   ---------------------    ---------------------
   End of year.........................................  $               1,660   $              16,883    $              12,838
                                                         =====================   =====================    =====================

                                                                                FIDELITY VIP FREEDOM 2010
                                                                                        DIVISION
                                                         ----------------------------------------------------------------------
                                                                  2017                    2016                     2015
                                                         ---------------------    ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               2,182    $                 439   $                 361
   Net realized gains (losses).........................                  1,901                      427                   5,675
   Change in unrealized gains (losses) on investments..                    324                      369                 (5,470)
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                  4,407                    1,235                     566
                                                         ---------------------    ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 63,343                   54,823                  49,696
   Net transfers (including fixed account).............                103,209                       --                   (481)
   Policy charges......................................                     --                       --                      --
   Transfers for Policy benefits and terminations......               (54,488)                 (45,887)                (78,676)
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................                112,064                    8,936                (29,461)
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets............                116,471                   10,171                (28,895)
NET ASSETS:
   Beginning of year...................................                 29,390                   19,219                  48,114
                                                         ---------------------    ---------------------   ---------------------
   End of year.........................................  $             145,861    $              29,390   $              19,219
                                                         =====================    =====================   =====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                                FIDELITY VIP FREEDOM 2020
                                                                                        DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2017                     2016                    2015
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               8,288   $               8,579   $              10,060
   Net realized gains (losses).........................                 33,650                  19,311                 169,271
   Change in unrealized gains (losses) on investments..                 50,769                   4,403               (177,998)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                 92,707                  32,293                   1,333
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                178,672                 159,769                 132,204
   Net transfers (including fixed account).............               (78,756)                    (46)               (413,184)
   Policy charges......................................                (6,488)                 (6,174)                 (7,305)
   Transfers for Policy benefits and terminations......              (184,941)               (146,943)               (168,987)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (91,513)                   6,606               (457,272)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets............                  1,194                  38,899               (455,939)
NET ASSETS:
   Beginning of year...................................                567,520                 528,621                 984,560
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $             568,714   $             567,520   $             528,621
                                                         =====================   =====================   =====================

                                                                                FIDELITY VIP FREEDOM 2025
                                                                                        DIVISION
                                                         ----------------------------------------------------------------------
                                                                  2017                    2016                     2015
                                                         ---------------------    ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               7,280    $               6,677   $               8,151
   Net realized gains (losses).........................                 13,722                   13,307                   2,620
   Change in unrealized gains (losses) on investments..                 58,295                    6,315                (13,249)
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                 79,297                   26,299                 (2,478)
                                                         ---------------------    ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                     --                       --                      --
   Net transfers (including fixed account).............                      1                       --                 407,484
   Policy charges......................................               (11,328)                 (10,760)                 (9,867)
   Transfers for Policy benefits and terminations......                     --                       --                      --
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (11,327)                 (10,760)                 397,617
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets............                 67,970                   15,539                 395,139
NET ASSETS:
   Beginning of year...................................                448,266                  432,727                  37,588
                                                         ---------------------    ---------------------   ---------------------
   End of year.........................................  $             516,236    $             448,266   $             432,727
                                                         =====================    =====================   =====================

                                                                               FIDELITY VIP FREEDOM 2030
                                                                                       DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2017                    2016                     2015
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               3,686   $               2,599   $               2,154
   Net realized gains (losses).........................                 15,700                   3,153                   1,753
   Change in unrealized gains (losses) on investments..                 21,517                   4,716                 (4,989)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                 40,903                  10,468                 (1,082)
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                399,414                 337,954                 248,938
   Net transfers (including fixed account).............               (17,095)                    (74)                   1,585
   Policy charges......................................                     --                      --                      --
   Transfers for Policy benefits and terminations......              (325,781)               (286,393)               (211,226)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 56,538                  51,487                  39,297
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets............                 97,441                  61,955                  38,215
NET ASSETS:
   Beginning of year...................................                181,828                 119,873                  81,658
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $             279,269   $             181,828   $             119,873
                                                         =====================   =====================   =====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                               FIDELITY VIP FREEDOM 2040
                                                                                       DIVISION
                                                         --------------------------------------------------------------------
                                                                 2017                    2016                    2015
                                                         --------------------    --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              2,654    $              2,084    $              1,492
   Net realized gains (losses).........................                12,869                   2,805                     804
   Change in unrealized gains (losses) on investments..                24,961                   5,080                 (3,345)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                40,484                   9,969                 (1,049)
                                                         --------------------    --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               308,883                 263,618                 178,750
   Net transfers (including fixed account).............                    --                   (142)                      --
   Policy charges......................................                    --                      --                      --
   Transfers for Policy benefits and terminations......             (271,312)               (203,651)               (141,983)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                37,571                  59,825                  36,767
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets.............                78,055                  69,794                  35,718
NET ASSETS:
   Beginning of year...................................               159,009                  89,215                  53,497
                                                         --------------------    --------------------    --------------------
   End of year.........................................  $            237,064    $            159,009    $             89,215
                                                         ====================    ====================    ====================

                                                                               FIDELITY VIP FREEDOM 2050
                                                                                       DIVISION
                                                         --------------------------------------------------------------------
                                                                 2017                    2016                    2015
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               2,270   $              1,500    $                878
   Net realized gains (losses).........................                  8,417                  1,669                     843
   Change in unrealized gains (losses) on investments..                 19,567                  2,841                 (2,416)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 30,254                  6,010                   (695)
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                199,787                171,698                 115,247
   Net transfers (including fixed account).............                     --                     --                 (1,460)
   Policy charges......................................                     --                     --                      --
   Transfers for Policy benefits and terminations......              (146,021)              (122,043)                (88,414)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 53,766                 49,655                  25,373
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                 84,020                 55,665                  24,678
NET ASSETS:
   Beginning of year...................................                107,049                 51,384                  26,706
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $             191,069   $            107,049    $             51,384
                                                         =====================   ====================    ====================

                                                              FIDELITY VIP GOVERNMENT MONEY MARKET
                                                                            DIVISION
                                                         ---------------------------------------------
                                                                  2017                 2016 (c)
                                                         ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              22,875   $               4,167
   Net realized gains (losses).........................                     --                      --
   Change in unrealized gains (losses) on investments..                     --                      --
                                                         ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 22,875                   4,167
                                                         ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                133,488                 256,858
   Net transfers (including fixed account).............                623,595               3,598,871
   Policy charges......................................               (65,496)                (34,257)
   Transfers for Policy benefits and terminations......              (183,382)                      --
                                                         ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                508,205               3,821,472
                                                         ---------------------   ---------------------
     Net increase (decrease) in net assets.............                531,080               3,825,639
NET ASSETS:
   Beginning of year...................................              3,825,639                      --
                                                         ---------------------   ---------------------
   End of year.........................................  $           4,356,719   $           3,825,639
                                                         =====================   =====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                                FIDELITY VIP HIGH INCOME
                                                                                        DIVISION
                                                         ----------------------------------------------------------------------
                                                                  2017                    2016                     2015
                                                         ---------------------    ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              24,337    $              18,971   $              14,336
   Net realized gains (losses).........................                   (18)                    (443)                   (455)
   Change in unrealized gains (losses) on investments..                  2,185                   19,200                (20,979)
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                 26,504                   37,728                 (7,098)
                                                         ---------------------    ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 88,023                   35,555                  12,069
   Net transfers (including fixed account).............                     --                   96,126                  35,979
   Policy charges......................................                (7,437)                  (6,565)                 (5,315)
   Transfers for Policy benefits and terminations......                    (1)                       --                 (2,074)
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 80,585                  125,116                  40,659
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets............                107,089                  162,844                  33,561
NET ASSETS:
   Beginning of year...................................                368,584                  205,740                 172,179
                                                         ---------------------    ---------------------   ---------------------
   End of year.........................................  $             475,673    $             368,584   $             205,740
                                                         =====================    =====================   =====================

                                                                           FIDELITY VIP INVESTMENT GRADE BOND
                                                                                        DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2017                     2016                    2015
                                                         ---------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              28,197   $              28,927    $              31,506
   Net realized gains (losses).........................                  3,320                 (1,529)                      154
   Change in unrealized gains (losses) on investments..                 18,959                  27,988                 (39,907)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                 50,476                  55,386                  (8,247)
                                                         ---------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                  1,122                     293                      829
   Net transfers (including fixed account).............                 97,158                (24,137)                 (11,610)
   Policy charges......................................               (14,491)                (14,328)                 (14,132)
   Transfers for Policy benefits and terminations......              (173,140)                      --                       --
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (89,351)                (38,172)                 (24,913)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............               (38,875)                  17,214                 (33,160)
NET ASSETS:
   Beginning of year...................................              1,241,561               1,224,347                1,257,507
                                                         ---------------------   ---------------------    ---------------------
   End of year.........................................  $           1,202,686   $           1,241,561    $           1,224,347
                                                         =====================   =====================    =====================

                                                                                  FIDELITY VIP MID CAP
                                                                                        DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2017                     2016                    2015
                                                         ---------------------   ---------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               1,285   $                 766    $                745
   Net realized gains (losses).........................                 16,281                  13,813                  31,286
   Change in unrealized gains (losses) on investments..                 31,948                   9,442                (36,156)
                                                         ---------------------   ---------------------    --------------------
      Net increase (decrease) in net assets resulting
        from operations................................                 49,514                  24,021                 (4,125)
                                                         ---------------------   ---------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                  1,110                   1,018                   1,486
   Net transfers (including fixed account).............                (9,016)                     261                  32,283
   Policy charges......................................                (5,116)                 (4,768)                 (4,213)
   Transfers for Policy benefits and terminations......               (15,522)                (43,917)                      --
                                                         ---------------------   ---------------------    --------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (28,544)                (47,406)                  29,556
                                                         ---------------------   ---------------------    --------------------
      Net increase (decrease) in net assets............                 20,970                (23,385)                  25,431
NET ASSETS:
   Beginning of year...................................                256,383                 279,768                 254,337
                                                         ---------------------   ---------------------    --------------------
   End of year.........................................  $             277,353   $             256,383    $            279,768
                                                         =====================   =====================    ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                             FTVIPT FRANKLIN INCOME VIP
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              2,194   $              2,059   $              1,086
   Net realized gains (losses).........................                   186                  (110)                  (154)
   Change in unrealized gains (losses) on investments..                 6,858                  3,968                (2,439)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 9,238                  5,917                (1,507)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 7,835                  4,179                  5,340
   Net transfers (including fixed account).............               (9,352)                 10,302                 12,510
   Policy charges......................................               (3,310)                (3,200)                (2,666)
   Transfers for Policy benefits and terminations......               (4,397)                     --                     --
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (9,224)                 11,281                 15,184
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                    14                 17,198                 13,677
NET ASSETS:
   Beginning of year...................................                56,031                 38,833                 25,156
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $             56,045   $             56,031   $             38,833
                                                         ====================   ====================   ====================

                                                                     FTVIPT FRANKLIN MUTUAL GLOBAL DISCOVERY VIP
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              9,201   $              8,262   $             13,670
   Net realized gains (losses).........................                30,787                 36,978                 27,706
   Change in unrealized gains (losses) on investments..                 6,135                 13,065               (58,851)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                46,123                 58,305               (17,475)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                96,318                 55,906                 24,639
   Net transfers (including fixed account).............              (33,115)               (15,004)                 13,951
   Policy charges......................................              (10,889)               (11,796)               (15,139)
   Transfers for Policy benefits and terminations......              (53,287)                (7,814)               (14,827)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 (973)                 21,292                  8,624
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                45,150                 79,597                (8,851)
NET ASSETS:
   Beginning of year...................................               559,179                479,582                488,433
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            604,329   $            559,179   $            479,582
                                                         ====================   ====================   ====================

                                                                          FTVIPT FRANKLIN MUTUAL SHARES VIP
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              2,384   $              1,664   $              1,895
   Net realized gains (losses).........................                 4,322                  6,412                  4,213
   Change in unrealized gains (losses) on investments..                 1,445                  4,437                (9,723)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 8,151                 12,513                (3,615)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                18,402                 14,420                 10,729
   Net transfers (including fixed account).............                 1,080                  9,226                 27,697
   Policy charges......................................               (9,419)                (7,976)                (5,813)
   Transfers for Policy benefits and terminations......               (3,131)                (3,186)                   (72)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 6,932                 12,484                 32,541
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                15,083                 24,997                 28,926
NET ASSETS:
   Beginning of year...................................                96,301                 71,304                 42,378
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            111,384   $             96,301   $             71,304
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                            FTVIPT TEMPLETON FOREIGN VIP
                                                                                      DIVISION
                                                         -----------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            225,978   $            114,022   $           189,205
   Net realized gains (losses).........................                 5,599                 19,515               182,453
   Change in unrealized gains (losses) on investments..               996,224                260,337             (703,728)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             1,227,801                393,874             (332,070)
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               375,066                450,424               522,167
   Net transfers (including fixed account).............             2,927,494               (43,239)               131,629
   Policy charges......................................             (222,574)              (193,490)             (204,300)
   Transfers for Policy benefits and terminations......              (58,419)              (189,973)             (119,949)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             3,021,567                 23,722               329,547
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............             4,249,368                417,596               (2,523)
NET ASSETS:
   Beginning of year...................................             5,762,444              5,344,848             5,347,371
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $         10,011,812   $          5,762,444   $         5,344,848
                                                         ====================   ====================   ===================

                                                                          FTVIPT TEMPLETON GLOBAL BOND VIP
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 --   $                 --   $             83,772
   Net realized gains (losses).........................                 (171)                (3,707)               (92,691)
   Change in unrealized gains (losses) on investments..                11,918                 24,908               (36,601)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                11,747                 21,201               (45,520)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               142,166                 66,454                 35,603
   Net transfers (including fixed account).............                35,287                  5,683              (632,092)
   Policy charges......................................              (25,311)               (25,780)               (35,622)
   Transfers for Policy benefits and terminations......              (33,359)                (2,149)                     --
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               118,783                 44,208              (632,111)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               130,530                 65,409              (677,631)
NET ASSETS:
   Beginning of year...................................               624,673                559,264              1,236,895
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            755,203   $            624,673   $            559,264
                                                         ====================   ====================   ====================

                                                                            GOLDMAN SACHS MID-CAP VALUE
                                                                                     DIVISION
                                                         -----------------------------------------------------------------
                                                                 2017                  2016                   2015
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               623    $             1,071   $              1,118
   Net realized gains (losses).........................                4,992                (9,829)                 20,793
   Change in unrealized gains (losses) on investments..                3,256                 25,433               (48,920)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                8,871                 16,675               (27,009)
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                   --                     --                     --
   Net transfers (including fixed account).............                   --              (183,580)                     --
   Policy charges......................................              (4,651)                (4,736)                (7,778)
   Transfers for Policy benefits and terminations......                   --                    (1)               (12,103)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (4,651)              (188,317)               (19,881)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............                4,220              (171,642)               (46,890)
NET ASSETS:
   Beginning of year...................................               82,725                254,367                301,257
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $            86,945    $            82,725   $            254,367
                                                         ===================    ===================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                         GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS
                                                                                        DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2017                     2016                     2015
                                                         ---------------------   ----------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                  41   $                  413   $                 104
   Net realized gains (losses).........................                  4,096                      147                   4,727
   Change in unrealized gains (losses) on investments..                (3,129)                    6,057                 (5,505)
                                                         ---------------------   ----------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                  1,008                    6,617                   (674)
                                                         ---------------------   ----------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                  6,029                   10,556                   1,112
   Net transfers (including fixed account).............               (37,089)                       --                      --
   Policy charges......................................                (1,675)                  (3,587)                 (3,707)
   Transfers for Policy benefits and terminations......                   (62)                  (7,826)                     (1)
                                                         ---------------------   ----------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (32,797)                    (857)                 (2,596)
                                                         ---------------------   ----------------------   ---------------------
      Net increase (decrease) in net assets............               (31,789)                    5,760                 (3,270)
NET ASSETS:
   Beginning of year...................................                 39,553                   33,793                  37,063
                                                         ---------------------   ----------------------   ---------------------
   End of year.........................................  $               7,764   $               39,553   $              33,793
                                                         =====================   ======================   =====================

                                                                                   INVESCO V.I. COMSTOCK
                                                                                         DIVISION
                                                         -----------------------------------------------------------------------
                                                                  2017                     2016                     2015
                                                         ----------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               10,939   $               4,913    $               5,695
   Net realized gains (losses).........................                  28,297                  31,767                    4,410
   Change in unrealized gains (losses) on investments..                  52,013                  25,839                 (32,126)
                                                         ----------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                  91,249                  62,519                 (22,021)
                                                         ----------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 157,051                  59,070                   21,481
   Net transfers (including fixed account).............                 (7,282)                     257                  (1,856)
   Policy charges......................................                 (9,718)                 (8,620)                  (8,488)
   Transfers for Policy benefits and terminations......                    (14)                      --                     (34)
                                                         ----------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 140,037                  50,707                   11,103
                                                         ----------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............                 231,286                 113,226                 (10,918)
NET ASSETS:
   Beginning of year...................................                 449,886                 336,660                  347,578
                                                         ----------------------   ---------------------    ---------------------
   End of year.........................................  $              681,172   $             449,886    $             336,660
                                                         ======================   =====================    =====================

                                                                            INVESCO V.I. INTERNATIONAL GROWTH
                                                                                        DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2017                     2016                     2015
                                                         ---------------------   ----------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               4,975   $                4,874   $               5,017
   Net realized gains (losses).........................                  6,211                      630                   2,637
   Change in unrealized gains (losses) on investments..                 61,391                  (8,246)                (13,856)
                                                         ---------------------   ----------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                 72,577                  (2,742)                 (6,202)
                                                         ---------------------   ----------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                  7,874                   16,357                      --
   Net transfers (including fixed account).............               (59,675)                   40,410                   2,025
   Policy charges......................................               (15,059)                 (16,023)                (16,496)
   Transfers for Policy benefits and terminations......                   (65)                  (9,023)                     (1)
                                                         ---------------------   ----------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (66,925)                   31,721                (14,472)
                                                         ---------------------   ----------------------   ---------------------
      Net increase (decrease) in net assets............                  5,652                   28,979                (20,674)
NET ASSETS:
   Beginning of year...................................                358,802                  329,823                 350,497
                                                         ---------------------   ----------------------   ---------------------
   End of year.........................................  $             364,454   $              358,802   $             329,823
                                                         =====================   ======================   =====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                               JANUS HENDERSON BALANCED
                                                                                       DIVISION
                                                         --------------------------------------------------------------------
                                                                 2017                    2016                   2015
                                                         --------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             15,832   $              20,153   $              15,263
   Net realized gains (losses).........................                13,593                  22,229                  40,958
   Change in unrealized gains (losses) on investments..               160,350                    (19)                (51,128)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................               189,775                  42,363                   5,093
                                                         --------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                40,337                  55,816                  36,006
   Net transfers (including fixed account).............              (46,193)                (14,696)                  28,037
   Policy charges......................................              (30,609)                (32,106)                (33,574)
   Transfers for Policy benefits and terminations......               (7,289)                (79,063)                (17,338)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (43,754)                (70,049)                  13,131
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............               146,021                (27,686)                  18,224
NET ASSETS:
   Beginning of year...................................             1,073,389               1,101,075               1,082,851
                                                         --------------------   ---------------------   ---------------------
   End of year.........................................  $          1,219,410   $           1,073,389   $           1,101,075
                                                         ====================   =====================   =====================

                                                                  JANUS HENDERSON ENTERPRISE
                                                                           DIVISION
                                                         --------------------------------------------
                                                                 2017                  2016 (d)
                                                         --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                710   $                 107
   Net realized gains (losses).........................                53,319                  38,166
   Change in unrealized gains (losses) on investments..                49,008                     289
                                                         --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................               103,037                  38,562
                                                         --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                    --                      --
   Net transfers (including fixed account).............             (139,404)                 417,833
   Policy charges......................................               (4,932)                 (3,776)
   Transfers for Policy benefits and terminations......              (61,166)                      --
                                                         --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             (205,502)                 414,057
                                                         --------------------   ---------------------
     Net increase (decrease) in net assets.............             (102,465)                 452,619
NET ASSETS:
   Beginning of year...................................               452,619                      --
                                                         --------------------   ---------------------
   End of year.........................................  $            350,154   $             452,619
                                                         ====================   =====================

                                                                                 JANUS HENDERSON FORTY
                                                                                       DIVISION
                                                         --------------------------------------------------------------------
                                                                 2017                    2016                    2015
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                  --   $                 --    $                 --
   Net realized gains (losses).........................                 49,807                 59,807                 122,650
   Change in unrealized gains (losses) on investments..                 82,066               (58,944)                (57,429)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                131,873                    863                  65,221
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                  9,767                 21,593                   8,927
   Net transfers (including fixed account).............               (53,562)                     --                     262
   Policy charges......................................               (12,150)               (15,394)                (19,291)
   Transfers for Policy benefits and terminations......              (250,103)              (106,582)                   (964)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (306,048)              (100,383)                (11,066)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............              (174,175)               (99,520)                  54,155
NET ASSETS:
   Beginning of year...................................                505,032                604,552                 550,397
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $             330,857   $            505,032    $            604,552
                                                         =====================   ====================    ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                              JANUS HENDERSON OVERSEAS
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                   2016                    2015
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                358   $              1,672    $                225
   Net realized gains (losses).........................              (10,688)                (6,520)                 (4,794)
   Change in unrealized gains (losses) on investments..                18,215                  1,900                     363
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 7,885                (2,948)                 (4,206)
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                18,271                 21,555                   5,534
   Net transfers (including fixed account).............              (37,562)                     --                      --
   Policy charges......................................               (4,253)                (6,610)                 (7,590)
   Transfers for Policy benefits and terminations......                  (87)                (4,970)                 (5,157)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (23,631)                  9,975                 (7,213)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............              (15,746)                  7,027                (11,419)
NET ASSETS:
   Beginning of year...................................                43,050                 36,023                  47,442
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $             27,304   $             43,050    $             36,023
                                                         ====================   ====================    ====================

                                                                              JANUS HENDERSON RESEARCH
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                   2016                    2015
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              1,234   $              1,500    $              2,968
   Net realized gains (losses).........................                 5,531                 62,341                 102,491
   Change in unrealized gains (losses) on investments..                68,064               (66,733)                (79,472)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                74,829                (2,892)                  25,987
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 8,642                  3,252                   6,990
   Net transfers (including fixed account).............                    --                     --                      --
   Policy charges......................................              (11,111)               (11,346)                (16,553)
   Transfers for Policy benefits and terminations......                  (69)              (187,482)                (26,764)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (2,538)              (195,576)                (36,327)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                72,291              (198,468)                (10,340)
NET ASSETS:
   Beginning of year...................................               271,199                469,667                 480,007
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $            343,490   $            271,199    $            469,667
                                                         ====================   ====================    ====================

                                                                                 MFS VIT GLOBAL EQUITY
                                                                                       DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                    2016                   2015
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              1,698    $              1,326   $              1,587
   Net realized gains (losses).........................                12,364                  10,426                  8,958
   Change in unrealized gains (losses) on investments..                40,361                     736               (14,256)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                54,423                  12,488                (3,711)
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                70,644                  27,743                 10,152
   Net transfers (including fixed account).............                 7,066                   (176)                (8,832)
   Policy charges......................................               (4,554)                 (4,103)                (4,102)
   Transfers for Policy benefits and terminations......               (7,604)                      --                  (175)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                65,552                  23,464                (2,957)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............               119,975                  35,952                (6,668)
NET ASSETS:
   Beginning of year...................................               218,575                 182,623                189,291
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $            338,550    $            218,575   $            182,623
                                                         ====================    ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                                 MFS VIT NEW DISCOVERY
                                                                                       DIVISION
                                                         -------------------------------------------------------------------
                                                                  2017                   2016                   2015
                                                         ---------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                  --   $                 --   $                 --
   Net realized gains (losses).........................                 42,002                  9,227                  7,331
   Change in unrealized gains (losses) on investments..                  (961)                  7,467               (11,470)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 41,041                 16,694                (4,139)
                                                         ---------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                     --                     --                     --
   Net transfers (including fixed account).............                     --                     --                     --
   Policy charges......................................                (6,131)                (6,581)                (6,330)
   Transfers for Policy benefits and terminations......              (220,519)                   (38)                   (52)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (226,650)                (6,619)                (6,382)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              (185,609)                 10,075               (10,521)
NET ASSETS:
   Beginning of year...................................                206,405                196,330                206,851
                                                         ---------------------   --------------------   --------------------
   End of year.........................................  $              20,796   $            206,405   $            196,330
                                                         =====================   ====================   ====================

                                                                                    MFS VIT VALUE
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                   2016                    2015
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                345   $                369    $                439
   Net realized gains (losses).........................                 1,647                  2,248                   1,896
   Change in unrealized gains (losses) on investments..                 1,235                   (76)                 (2,518)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 3,227                  2,541                   (183)
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                    --                     --                      --
   Net transfers (including fixed account).............                     1                     --                      --
   Policy charges......................................               (2,898)                (2,348)                 (2,032)
   Transfers for Policy benefits and terminations......                    --                     --                      --
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (2,897)                (2,348)                 (2,032)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                   330                    193                 (2,215)
NET ASSETS:
   Beginning of year...................................                20,045                 19,852                  22,067
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $             20,375   $             20,045    $             19,852
                                                         ====================   ====================    ====================

                                                                                MFS VIT II HIGH YIELD
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                   2016                    2015
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              9,827   $              9,347    $              9,868
   Net realized gains (losses).........................                  (95)                  (220)                    (99)
   Change in unrealized gains (losses) on investments..                 (254)                  9,158                (16,013)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 9,478                 18,285                 (6,244)
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                    --                     --                      --
   Net transfers (including fixed account).............                    --                      1                    (33)
   Policy charges......................................               (2,591)                (2,483)                 (2,300)
   Transfers for Policy benefits and terminations......                    --                     --                      --
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (2,591)                (2,482)                 (2,333)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                 6,887                 15,803                 (8,577)
NET ASSETS:
   Beginning of year...................................               151,111                135,308                 143,885
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $            157,998   $            151,111    $            135,308
                                                         ====================   ====================    ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                      MORGAN STANLEY VIF EMERGING MARKETS DEBT
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                   2016                    2015
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             70,167   $             59,307    $             45,047
   Net realized gains (losses).........................               (7,471)               (12,131)                (12,799)
   Change in unrealized gains (losses) on investments..                58,835                 45,652                (46,377)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               121,531                 92,828                (14,129)
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 2,113                  3,052                   3,052
   Net transfers (including fixed account).............               377,231                264,923                 149,611
   Policy charges......................................              (24,084)               (19,895)                (14,377)
   Transfers for Policy benefits and terminations......                    --                   (18)                   (781)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               355,260                248,062                 137,505
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............               476,791                340,890                 123,376
NET ASSETS:
   Beginning of year...................................             1,256,825                915,935                 792,559
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $          1,733,616   $          1,256,825    $            915,935
                                                         ====================   ====================    ====================

                                                                     MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             29,128   $             12,938   $             18,406
   Net realized gains (losses).........................               244,612               (37,991)               (24,296)
   Change in unrealized gains (losses) on investments..               807,706                171,862              (266,747)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             1,081,446                146,809              (272,637)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 9,120                  4,305                  4,305
   Net transfers (including fixed account).............             (995,326)                831,692                408,440
   Policy charges......................................              (61,562)               (47,189)               (36,287)
   Transfers for Policy benefits and terminations......              (14,962)                  (296)                  (301)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (1,062,730)                788,512                376,157
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                18,716                935,321                103,520
NET ASSETS:
   Beginning of year...................................             3,160,892              2,225,571              2,122,051
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $          3,179,608   $          3,160,892   $          2,225,571
                                                         ====================   ====================   ====================

                                                                                 PIMCO VIT ALL ASSET
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                   2016                    2015
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              6,628   $              3,261    $             17,942
   Net realized gains (losses).........................                 (130)                  (833)               (111,468)
   Change in unrealized gains (losses) on investments..                11,089                 12,619                  38,369
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                17,587                 15,047                (55,157)
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 9,625                  8,337                   4,611
   Net transfers (including fixed account).............                    --                     76               (723,721)
   Policy charges......................................               (7,019)                (7,013)                (18,374)
   Transfers for Policy benefits and terminations......                    --                     --                      --
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 2,606                  1,400               (737,484)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                20,193                 16,447               (792,641)
NET ASSETS:
   Beginning of year...................................               126,203                109,756                 902,397
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $            146,396   $            126,203    $            109,756
                                                         ====================   ====================    ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                       PIMCO VIT COMMODITYREALRETURN STRATEGY
                                                                                      DIVISION
                                                         -----------------------------------------------------------------
                                                                 2017                   2016                  2015
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              1,293   $                111   $             1,467
   Net realized gains (losses).........................               (3,603)                  (957)              (11,415)
   Change in unrealized gains (losses) on investments..                 2,335                  2,262                 3,408
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................                    25                  1,416               (6,540)
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 2,720                     --                 2,720
   Net transfers (including fixed account).............               (6,206)                     --              (19,227)
   Policy charges......................................               (1,439)                (1,699)               (1,972)
   Transfers for Policy benefits and terminations......                    --                     --                    --
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (4,925)                (1,699)              (18,479)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............               (4,900)                  (283)              (25,019)
NET ASSETS:
   Beginning of year...................................                 9,928                 10,211                35,230
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $              5,028   $              9,928   $            10,211
                                                         ====================   ====================   ===================

                                                                              PIMCO VIT LOW DURATION
                                                                                     DIVISION
                                                         -----------------------------------------------------------------
                                                                 2017                  2016                   2015
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            12,109    $            13,010   $             29,643
   Net realized gains (losses).........................                (327)                  (325)                 12,574
   Change in unrealized gains (losses) on investments..                  386                  (271)               (33,266)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               12,168                 12,414                  8,951
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                3,335                  3,335                  1,329
   Net transfers (including fixed account).............               49,928                 48,327              (723,808)
   Policy charges......................................             (16,019)               (16,404)               (16,831)
   Transfers for Policy benefits and terminations......                 (18)                   (14)                    (4)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               37,226                 35,244              (739,314)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............               49,394                 47,658              (730,363)
NET ASSETS:
   Beginning of year...................................              872,582                824,924              1,555,287
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $           921,976    $           872,582   $            824,924
                                                         ===================    ===================   ====================

                                                                           PUTNAM VT INTERNATIONAL VALUE
                                                                                     DIVISION
                                                         -----------------------------------------------------------------
                                                                 2017                  2016                   2015
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                86   $                122   $                 91
   Net realized gains (losses).........................                   45                  (165)                   (22)
   Change in unrealized gains (losses) on investments..                1,055                     58                  (118)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                1,186                     15                   (49)
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                1,288                     --                  1,288
   Net transfers (including fixed account).............                   --                      1                     --
   Policy charges......................................              (1,208)                (1,450)                (1,363)
   Transfers for Policy benefits and terminations......                   --                     --                    (1)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                   80                (1,449)                   (76)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                1,266                (1,434)                  (125)
NET ASSETS:
   Beginning of year...................................                4,261                  5,695                  5,820
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $             5,527   $              4,261   $              5,695
                                                         ===================   ====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015


                                                                                   ROYCE MICRO-CAP
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2017                   2016                   2015
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 73   $                 61   $                 --
   Net realized gains (losses).........................                 1,144                     71                    499
   Change in unrealized gains (losses) on investments..                 (673)                  1,525                (1,557)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                   544                  1,657                (1,058)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                    --                    939                    939
   Net transfers (including fixed account).............                    --                     --                     --
   Policy charges......................................                 (101)                   (81)                   (78)
   Transfers for Policy benefits and terminations......                    --                   (71)                     --
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 (101)                    787                    861
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                   443                  2,444                  (197)
NET ASSETS:
   Beginning of year...................................                10,583                  8,139                  8,336
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $             11,026   $             10,583   $              8,139
                                                         ====================   ====================   ====================

                                                                                   ROYCE SMALL-CAP
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2017                   2016                    2015
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                136   $               1,115   $                443
   Net realized gains (losses).........................              (13,382)                   6,182                 12,813
   Change in unrealized gains (losses) on investments..                13,095                   2,799               (19,154)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 (151)                  10,096                (5,898)
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                10,945                  21,194                    278
   Net transfers (including fixed account).............              (62,685)                      --                 12,275
   Policy charges......................................               (1,574)                 (4,548)                (4,053)
   Transfers for Policy benefits and terminations......                  (96)                (12,165)                     --
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (53,410)                   4,481                  8,500
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............              (53,561)                  14,577                  2,602
NET ASSETS:
   Beginning of year...................................                68,550                  53,973                 51,371
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $             14,989   $              68,550   $             53,973
                                                         ====================   =====================   ====================

(a) Had no net assets at December 31, 2016 and 2015.
(b) Commenced April 28, 2014 and began transactions in 2015.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

              Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                        Page
                                                                                                  ----------
Report of Independent Registered Public Accounting Firm..........................................        2
Financial Statements at December 31, 2017 and 2016 and for the Years Ended December 31, 2017,
  2016 and 2015:
 Consolidated Balance Sheets.....................................................................        3
 Consolidated Statements of Operations...........................................................        4
 Consolidated Statements of Comprehensive Income (Loss)..........................................        5
 Consolidated Statements of Equity...............................................................        6
 Consolidated Statements of Cash Flows...........................................................        7
 Notes to the Consolidated Financial Statements..................................................        9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies....        9
     Note 2 -- Segment Information...............................................................       28
     Note 3 -- Disposition.......................................................................       34
     Note 4 -- Insurance.........................................................................       34
     Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other
       Intangibles...............................................................................       46
     Note 6 -- Reinsurance.......................................................................       49
     Note 7 -- Closed Block......................................................................       55
     Note 8 -- Investments.......................................................................       57
     Note 9 -- Derivatives.......................................................................       78
     Note 10 -- Fair Value.......................................................................       93
     Note 11 -- Long-term and Short-term Debt....................................................      112
     Note 12 -- Equity...........................................................................      114
     Note 13 -- Other Expenses...................................................................      119
     Note 14 -- Employee Benefit Plans...........................................................      120
     Note 15 -- Income Tax.......................................................................      129
     Note 16 -- Contingencies, Commitments and Guarantees........................................      135
     Note 17 -- Quarterly Results of Operations (Unaudited)......................................      144
     Note 18 -- Related Party Transactions.......................................................      145
Financial Statement Schedules at December 31, 2017 and 2016 and for the Years Ended December 31,
  2017, 2016 and 2015:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related
   Parties.......................................................................................      146
 Schedule III -- Consolidated Supplementary Insurance Information................................      147
 Schedule IV -- Consolidated Reinsurance.........................................................      149

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholder and the Board of Directors of Metropolitan Life Insurance Company

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2017 and 2016, the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes and the schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 19, 2018

We have served as the Company's auditor since at least 1968; however, the specific year has not been determined.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                 2017           2016
                                                             -------------  -------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated
 fair value (amortized cost: $157,809 and $155,141,
 respectively)..............................................  $    170,272   $    163,120
Equity securities available-for-sale, at estimated fair
 value (cost: $1,579 and $1,785, respectively)..............         1,658          1,839
Mortgage loans (net of valuation allowances of $271 and
 $267, respectively; includes $520 and $566, respectively,
 under the fair value option)...............................        58,459         56,560
Policy loans................................................         6,006          5,945
Real estate and real estate joint ventures (includes $1,077
 and $1,124, respectively, relating to variable interest
 entities; includes $25 and $56, respectively, of real
 estate held-for-sale)......................................         6,656          6,386
Other limited partnership interests (includes $0 and $14,
 respectively, relating to variable interest entities)......         3,991          3,725
Short-term investments, principally at estimated fair value.         3,155          4,690
Other invested assets (includes $131 and $39, respectively,
 relating to variable interest entities)....................        14,911         17,255
                                                             -------------  -------------
  Total investments.........................................       265,108        259,520
Cash and cash equivalents, principally at estimated fair
 value (includes $12 and $0, respectively, relating to
 variable interest entities)................................         5,069          5,714
Accrued investment income...................................         2,042          2,019
Premiums, reinsurance and other receivables (includes $3
 and $6, respectively, relating to variable interest
 entities)..................................................        22,098         22,383
Deferred policy acquisition costs and value of business
 acquired...................................................         4,348          4,743
Current income tax recoverable..............................            64             --
Other assets (includes $2 and $3, respectively, relating to
 variable interest entities)................................         4,741          4,346
Separate account assets.....................................       130,825        133,836
                                                             -------------  -------------
  Total assets..............................................  $    434,295   $    432,561
                                                             =============  =============
Liabilities and Equity
Liabilities
Future policy benefits......................................  $    119,415   $    115,519
Policyholder account balances...............................        93,939         92,466
Other policy-related balances...............................         7,176          7,103
Policyholder dividends payable..............................           499            510
Policyholder dividend obligation............................         2,121          1,931
Payables for collateral under securities loaned and other
 transactions...............................................        19,871         20,815
Short-term debt.............................................           243            100
Long-term debt (includes $6 and $12, respectively, at
 estimated fair value, relating to variable interest
 entities)..................................................         1,667          1,589
Current income tax payable..................................            --             50
Deferred income tax liability...............................         1,369          2,385
Other liabilities (includes $3 and $0, respectively,
 relating to variable interest entities)....................        27,409         29,497
Separate account liabilities................................       130,825        133,836
                                                             -------------  -------------
  Total liabilities.........................................       404,534        405,801
                                                             -------------  -------------
Contingencies, Commitments and Guarantees (Note 16)
Equity
Metropolitan Life Insurance Company stockholder's equity:
Common stock, par value $0.01 per share; 1,000,000,000
 shares authorized; 494,466,664 shares issued and
 outstanding................................................             5              5
Additional paid-in capital..................................        14,150         14,413
Retained earnings...........................................        10,035          9,033
Accumulated other comprehensive income (loss)...............         5,428          3,119
                                                             -------------  -------------
  Total Metropolitan Life Insurance Company stockholder's
   equity...................................................        29,618         26,570
Noncontrolling interests....................................           143            190
                                                             -------------  -------------
  Total equity..............................................        29,761         26,760
                                                             -------------  -------------
  Total liabilities and equity..............................  $    434,295   $    432,561
                                                             =============  =============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                        2017           2016           2015
                                                                                    ------------   ------------   ------------
Revenues
Premiums...........................................................................  $    22,925    $    22,393    $    21,934
Universal life and investment-type product policy fees.............................        2,227          2,542          2,584
Net investment income..............................................................       10,513         11,083         11,539
Other revenues.....................................................................        1,570          1,478          1,536
Net investment gains (losses):
Other-than-temporary impairments on fixed maturity securities......................           (7)           (87)           (49)
Other-than-temporary impairments on fixed maturity securities transferred to other
 comprehensive income (loss).......................................................            1            (10)            (5)
Other net investment gains (losses)................................................          340            229            313
                                                                                    ------------   ------------   ------------
  Total net investment gains (losses)..............................................          334            132            259
Net derivative gains (losses)......................................................         (344)        (1,138)           881
                                                                                    ------------   ------------   ------------
  Total revenues...................................................................       37,225         36,490         38,733
                                                                                    ------------   ------------   ------------
Expenses
Policyholder benefits and claims...................................................       25,792         25,313         24,547
Interest credited to policyholder account balances.................................        2,235          2,233          2,183
Policyholder dividends.............................................................        1,097          1,200          1,264
Other expenses.....................................................................        5,135          5,803          6,258
                                                                                    ------------   ------------   ------------
  Total expenses...................................................................       34,259         34,549         34,252
                                                                                    ------------   ------------   ------------
Income (loss) before provision for income tax......................................        2,966          1,941          4,481
Provision for income tax expense (benefit).........................................         (561)           199          1,763
                                                                                    ------------   ------------   ------------
  Net income (loss)................................................................        3,527          1,742          2,718
Less: Net income (loss) attributable to noncontrolling interests...................            2             (8)            --
                                                                                    ------------   ------------   ------------
  Net income (loss) attributable to Metropolitan Life Insurance Company............  $     3,525    $     1,750    $     2,718
                                                                                    ============   ============   ============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                        2017           2016        2015
                                   --------------   ---------   ---------
    Net income (loss).............  $       3,527    $  1,742    $  2,718
    Other comprehensive income
     (loss):
    Unrealized investment gains
     (losses), net of related
     offsets......................          4,079         406     (4,434)
    Unrealized gains (losses) on
     derivatives..................           (848)         36         559
    Foreign currency translation
     adjustments..................             26          13       (101)
    Defined benefit plans
     adjustment...................            129         217         342
                                   --------------   ---------   ---------
     Other comprehensive income
       (loss), before income tax..          3,386         672      (3,634)
    Income tax (expense) benefit
     related to items of other
     comprehensive income (loss)..        (1,077)        (238)      1,285
                                   --------------   ---------   ---------
     Other comprehensive income
       (loss), net of income tax..          2,309         434      (2,349)
                                   --------------   ---------   ---------
    Comprehensive income (loss)...          5,836       2,176         369
    Less: Comprehensive income
     (loss) attributable to
     noncontrolling interest, net
     of income tax................              2          (8)         --
                                   --------------   ---------   ---------
     Comprehensive income (loss)
       attributable to
       Metropolitan Life
       Insurance Company..........  $       5,834    $  2,184    $    369
                                   ==============   =========   =========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                            Accumulated            Total
                                   Additional                  Other         Metropolitan Life
                          Common    Paid-in      Retained   Comprehensive    Insurance Company     Noncontrolling    Total
                          Stock     Capital     Earnings   Income (Loss)    Stockholder's Equity     Interests       Equity
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2014, as previously
 reported............... $      5 $    14,448  $   12,470        $  5,034               $ 31,957         $    392  $  32,349
Prior period revisions
 (Note 1)...............                             (164)                                  (164)                       (164)
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2014...................        5      14,448      12,306           5,034                 31,793              392     32,185
Capital contributions
 from MetLife, Inc......                    4                                                  4                           4
Returns of capital......                  (11)                                               (11)                        (11)
Excess tax benefits
 related to stock-based
 compensation...........                    3                                                  3                           3
Dividends paid to
 MetLife, Inc...........                           (1,489)                                (1,489)                     (1,489)
Change in equity of
 noncontrolling
 interests..............                                                                      --              (20)       (20)
Net income (loss).......                            2,718                                  2,718                       2,718
Other comprehensive
 income (loss), net of
 income tax.............                                           (2,349)                (2,349)                     (2,349)
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2015...................        5      14,444      13,535           2,685                 30,669              372     31,041
Capital contributions
 from MetLife, Inc......                   10                                                 10                          10
Returns of capital......                  (68)                                               (68)                        (68)
Excess tax benefits
 related to stock-based
 compensation...........                   27                                                 27                          27
Dividends paid to
 MetLife, Inc...........                           (3,600)                                (3,600)                     (3,600)
Dividend of
 subsidiaries (Note 3)..                           (2,652)                                (2,652)               2     (2,650)
Change in equity of
 noncontrolling
 interests..............                                                                      --             (176)      (176)
Net income (loss).......                            1,750                                  1,750               (8)     1,742
Other comprehensive
 income (loss), net of
 income tax.............                                              434                    434                         434
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2016...................        5      14,413       9,033           3,119                 26,570              190     26,760
Capital contributions
 from MetLife, Inc......                    6                                                  6                           6
Returns of capital......                  (20)                                               (20)                        (20)
Purchase of operating
 joint venture interest
 from an affiliate
 (Note 8)...............                 (249)                                              (249)                       (249)
Dividends paid to
 MetLife, Inc...........                           (2,523)                                (2,523)                     (2,523)
Change in equity of
 noncontrolling
 interests..............                                                                      --              (49)       (49)
Net income (loss).......                            3,525                                  3,525                2      3,527
Other comprehensive
 income (loss), net of
 income tax.............                                            2,309                  2,309                       2,309
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2017................... $      5 $    14,150  $   10,035        $  5,428               $ 29,618         $    143  $  29,761
                         ======== ===========  ==========  ==============  =====================  ===============  =========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                              2017        2016        2015
                                           ----------  ----------  ----------
  Cash flows from operating activities
  Net income (loss).......................   $  3,527    $  1,742    $  2,718
  Adjustments to reconcile net income
   (loss) to net cash provided by (used
   in) operating activities:
   Depreciation and amortization expenses.        395         367         474
   Amortization of premiums and accretion
    of discounts associated with
    investments, net......................       (823)       (975)       (848)
   (Gains) losses on investments and from
    sales of businesses, net..............       (334)       (132)       (259)
   (Gains) losses on derivatives, net.....        900       1,865        (426)
   (Income) loss from equity method
    investments, net of dividends or
    distributions.........................        314         483         320
   Interest credited to policyholder
    account balances......................      2,235       2,233       2,183
   Universal life and investment-type
    product policy fees...................     (2,227)     (2,542)     (2,584)
   Change in fair value option and
    trading securities....................         17         406         278
   Change in accrued investment income....        (40)         81         113
   Change in premiums, reinsurance and
    other receivables.....................        277      (2,606)       (135)
   Change in deferred policy acquisition
    costs and value of business acquired,
    net...................................        180         108         260
   Change in income tax...................     (2,200)       (438)        238
   Change in other assets.................        309         701         763
   Change in insurance-related
    liabilities and policy-related
    balances..............................      4,029       2,741       2,648
   Change in other liabilities............       (156)      1,731        (461)
   Other, net.............................        (49)         39         (16)
                                           ----------  ----------  ----------
    Net cash provided by (used in)
     operating activities.................      6,354       5,804       5,266
                                           ----------  ----------  ----------
  Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities..............     53,984      74,985      82,744
   Equity securities......................        831         859         651
   Mortgage loans.........................      8,810      11,286      11,189
   Real estate and real estate joint
    ventures..............................        955         762       2,734
   Other limited partnership interests....        565         830       1,185
  Purchases of:
   Fixed maturity securities..............    (55,973)    (72,414)    (76,594)
   Equity securities......................       (607)       (771)       (694)
   Mortgage loans.........................    (10,680)    (16,039)    (16,268)
   Real estate and real estate joint
    ventures..............................       (885)     (1,390)       (823)
   Other limited partnership interests....       (794)       (809)       (668)
  Cash received in connection with
   freestanding derivatives...............      1,661       1,372       1,039
  Cash paid in connection with
   freestanding derivatives...............     (2,688)     (2,451)     (1,012)
  Net change in policy loans..............        (61)         85         357
  Net change in short-term investments....      1,623         694      (1,117)
  Net change in other invested assets.....       (177)       (434)       (603)
  Net change in property, equipment and
   leasehold improvements.................       (177)       (227)         23
                                           ----------  ----------  ----------
    Net cash provided by (used in)
     investing activities.................   $ (3,613)   $ (3,662)   $  2,143
                                           ----------  ----------  ----------

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                   2017         2016         2015
                                                                                 --------     --------     --------
Cash flows from financing activities
Policyholder account balances:
  Deposits...................................................................... $ 70,258     $ 64,962     $ 60,216
  Withdrawals...................................................................  (70,215)     (61,252)     (61,248)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................     (525)        (696)      (2,230)
Long-term debt issued...........................................................      169           45          907
Long-term debt repaid...........................................................      (92)         (58)        (673)
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................     (300)        (321)         (66)
Cash paid in connection with noncontrolling interests...........................      (71)          --         (159)
Dividend of subsidiaries........................................................       --         (115)          --
Dividends paid to MetLife, Inc..................................................   (2,523)      (3,600)      (1,489)
Returns of capital..............................................................       (5)         (68)         (11)
Return of capital associated with the purchase of operating joint venture
 interest from an affiliate (Note 8)............................................     (249)          --           --
Other, net......................................................................      164           24            2
                                                                                 --------     --------     --------
  Net cash provided by (used in) financing activities...........................   (3,389)      (1,079)      (4,751)
                                                                                 --------     --------     --------
Effect of change in foreign currency exchange rates on cash and cash
 equivalents balances...........................................................        3           --           --
                                                                                 --------     --------     --------
  Change in cash and cash equivalents...........................................     (645)       1,063        2,658
Cash and cash equivalents, beginning of year....................................    5,714        4,651        1,993
                                                                                 --------     --------     --------
  Cash and cash equivalents, end of year........................................ $  5,069     $  5,714     $  4,651
                                                                                 ========     ========     ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
Interest........................................................................ $    105     $    114     $    123
                                                                                 ========     ========     ========
Income tax...................................................................... $  1,693     $    819     $  1,217
                                                                                 ========     ========     ========
Non-cash transactions
Capital contributions from MetLife, Inc......................................... $      6     $     10     $      4
                                                                                 ========     ========     ========
Returns of capital.............................................................. $     15     $     --     $     --
                                                                                 ========     ========     ========
Fixed maturity securities received in connection with pension risk transfer
 transactions................................................................... $     --     $    985     $    903
                                                                                 ========     ========     ========
Transfer of fixed maturity securities from affiliates........................... $    292     $    367     $     --
                                                                                 ========     ========     ========
Transfer of fixed maturity securities to affiliates............................. $     --     $  3,940     $     --
                                                                                 ========     ========     ========
Transfer of mortgage loans to affiliates........................................ $     --     $    626     $     --
                                                                                 ========     ========     ========
Deconsolidation of real estate investment vehicles (1):
  Reduction of long-term debt................................................... $     --     $     --     $    543
                                                                                 ========     ========     ========
  Reduction of real estate and real estate joint ventures....................... $     --     $    354     $    389
                                                                                 ========     ========     ========
  Increase in noncontrolling interests.......................................... $     --     $     --     $    153
                                                                                 ========     ========     ========
  Reduction of noncontrolling interests......................................... $     --     $    354     $     --
                                                                                 ========     ========     ========
Disposal of subsidiaries:
Assets disposed................................................................. $     --     $ 27,476     $     --
Liabilities disposed............................................................       --      (24,572)          --
                                                                                 --------     --------     --------
  Net assets disposed...........................................................       --        2,904           --
Cash disposed...................................................................       --         (115)          --
Dividend of interests in subsidiaries...........................................       --       (2,789)          --
                                                                                 --------     --------     --------
  Loss on dividend of interests in subsidiaries................................. $     --     $     --     $     --
                                                                                 ========     ========     ========

---------

(1) For the year ended December 31, 2015, amounts represent the impact of the consolidation of a real estate investment vehicle, offset by the subsequent deconsolidation of such real estate investment vehicle.

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a provider of insurance, annuities, employee benefits and asset management and is organized into two segments: U.S. and MetLife Holdings. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

    The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  Discontinued Operations

    The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results.

  Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

  Revisions

    On December 15, 2017, MetLife, Inc. announced that it was undertaking a review of practices and procedures used to estimate its reserves related to certain Retirement and Income Solutions ("RIS") group annuitants who have been unresponsive or missing over time. As a result of this process, the Company increased reserves by $510 million, before income tax, to reinstate reserves previously released, and to reflect accrued interest and other related liabilities. Of this increase, $372 million was considered an error and, recording this amount in the fourth quarter of 2017 financial statements would have had a material effect on the results of operations for 2017. As a result of this adjustment, amounts previously reported have been immaterially restated. The impact of this revision to net income (loss) attributable to Metropolitan Life Insurance Company was a reduction of $21 million and $20 million for the years ended December 31, 2016 and 2015, respectively. In addition, the Company has corrected other unrelated immaterial errors which were previously recorded in the periods the Company identified them.

    The impact of the revisions is shown in the tables below:

                                                                         December 31, 2016
                                                                  -------------------------------
                                                                      As
                                                                  Previously              As
Consolidated Balance Sheets                                        Reported  Revisions  Revised
----------------------------------------------------------------- ---------- --------- ----------
                                                                           (In millions)
Liabilities
  Future policy benefits......................................... $  115,556 $    (37) $  115,519
  Other policy-related balances.................................. $    6,731 $    372  $    7,103
  Deferred income tax liability.................................. $    2,503 $   (118) $    2,385
  Total liabilities.............................................. $  405,584 $    217  $  405,801
Equity
  Retained earnings.............................................. $    9,250 $   (217) $    9,033
  Total Metropolitan Life Insurance Company stockholder's equity. $   26,787 $   (217) $   26,570
  Total equity................................................... $   26,977 $   (217) $   26,760

                                                                   For the Years Ended December 31,
                                                     -------------------------------------------------------------
                                                                 2016                           2015
                                                     ----------------------------- -------------------------------
                                                         As                            As
                                                     Previously             As     Previously              As
Consolidated Statements of Operations                 Reported  Revisions Revised   Reported  Revisions  Revised
---------------------------------------------------- ---------- --------- -------- ---------- --------- ----------
                                                                 (In millions, except per share data)
Revenues
  Net investment income............................. $  11,083   $    --  $ 11,083 $  11,577  $    (38) $   11,539
  Total revenues.................................... $  36,490   $    --  $ 36,490 $  38,771  $    (38) $   38,733
Expenses
  Policyholder benefits and claims.................. $  25,291   $    22  $ 25,313 $  24,527  $     20  $   24,547
  Total expenses.................................... $  34,527   $    22  $ 34,549 $  34,232  $     20  $   34,252
Income (loss) before provision for income tax....... $   1,963   $   (22) $  1,941 $   4,539  $    (58) $    4,481
Provision for income tax expense (benefit).......... $     207   $    (8) $    199 $   1,782  $    (19) $    1,763
Net income (loss)................................... $   1,756   $   (14) $  1,742 $   2,757  $    (39) $    2,718
Net income (loss) attributable to Metropolitan Life
 Insurance Company.................................. $   1,764   $   (14) $  1,750 $   2,757  $    (39) $    2,718

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


                                                                       For the Years Ended December 31,
                                                        ---------------------------------------------------------------
                                                                     2016                            2015
                                                        ------------------------------ --------------------------------
                                                            As                             As
                                                        Previously              As     Previously               As
Consolidated Statements of Comprehensive Income (Loss)   Reported  Revisions  Revised   Reported  Revisions   Revised
------------------------------------------------------  ---------- ---------  -------- ---------- ---------  ----------
                                                                                 (In millions)
    Net income (loss).................................. $    1,756 $     (14) $  1,742 $    2,757 $     (39) $    2,718
    Comprehensive income (loss)........................ $    2,190 $     (14) $  2,176 $      408 $     (39) $      369
     Comprehensive income (loss) attributable to
       Metropolitan Life Insurance Company............. $    2,198 $     (14) $  2,184 $      408 $     (39) $      369

                                                                    As
                                                                Previously              As
Consolidated Statements of Equity                                Reported  Revisions  Revised
--------------------------------------------------------------- ---------- --------- ---------
                                                                        (In millions)
Retained Earnings
  Balance at December 31, 2014................................. $  12,470  $   (164) $  12,306
  Net income (loss)............................................ $   2,757  $    (39) $   2,718
  Balance at December 31, 2015................................. $  13,738  $   (203) $  13,535
  Net income (loss)............................................ $   1,764  $    (14) $   1,750
  Balance at December 31, 2016................................. $   9,250  $   (217) $   9,033
Total Metropolitan Life Insurance Company Stockholder's Equity
  Balance at December 31, 2014................................. $  31,957  $   (164) $  31,793
  Balance at December 31, 2015................................. $  30,872  $   (203) $  30,669
  Balance at December 31, 2016................................. $  26,787  $   (217) $  26,570
Total Equity
  Balance at December 31, 2014................................. $  32,349  $   (164) $  32,185
  Balance at December 31, 2015................................. $  31,244  $   (203) $  31,041
  Balance at December 31, 2016................................. $  26,977  $   (217) $  26,760

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


                                                                             For the Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                            2016                           2015
                                                               -----------------------------  -----------------------------
                                                                   As                             As
                                                               Previously              As     Previously              As
Consolidated Statements of Cash Flows                           Reported  Revisions  Revised   Reported  Revisions  Revised
-------------------------------------------------------------  ---------- --------- --------  ---------- --------- --------
                                                                                       (In millions)
Cash flows from operating activities
  Net income (loss)...........................................  $  1,756    $ (14)  $  1,742   $  2,757    $ (39)  $  2,718
  Change in income tax........................................  $   (430)   $  (8)  $   (438)  $    257    $ (19)  $    238
  Change in insurance-related liabilities and policy-related
   balances...................................................  $  2,719    $  22   $  2,741   $  2,628    $  20   $  2,648
  Change in other liabilities.................................  $  1,731    $  --   $  1,731   $   (499)   $  38   $   (461)

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

--------------------------------------------------------------------------------------------
Accounting Policy                                                                       Note
--------------------------------------------------------------------------------------------
Insurance                                                                               4
--------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles     5
--------------------------------------------------------------------------------------------
Reinsurance                                                                             6
--------------------------------------------------------------------------------------------
Investments                                                                             8
--------------------------------------------------------------------------------------------
Derivatives                                                                             9
--------------------------------------------------------------------------------------------
Fair Value                                                                             10
--------------------------------------------------------------------------------------------
Employee Benefit Plans                                                                 14
--------------------------------------------------------------------------------------------
Income Tax                                                                             15
--------------------------------------------------------------------------------------------
Litigation Contingencies                                                               16
--------------------------------------------------------------------------------------------

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long-duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

     Premium deficiency reserves may also be established for short-duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short-duration contracts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Liabilities for universal and variable life policies with secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

     Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

     The Company issues directly and assumes through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit adjusted for withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of a specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or
   (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   Other Policy-Related Balances

     Other policy-related balances include policy and contract claims, premiums received in advance, unearned revenue liabilities, obligations assumed under structured settlements, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported ("IBNR") death, disability, long-term care and dental claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of IBNR claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

     See Note 4 for additional information on obligations assumed under structured settlement assignments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Recognition of Insurance Revenues and Deposits

     Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to short-duration non-medical health, disability and accident & health contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

     All revenues and expenses are presented net of reinsurance, as applicable.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .   incremental direct costs of contract acquisition, such as commissions;

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 ------------------------------------------------------------------------------
 . Nonparticipating and                   Actual and expected future gross
   non-dividend-paying traditional        premiums.
   contracts:
  .  Term insurance
  .  Nonparticipating whole life
     insurance
  .  Traditional group life insurance
  .  Non-medical health insurance
 ------------------------------------------------------------------------------
 . Participating, dividend-paying         Actual and expected future gross
   traditional contracts                  margins.
 ------------------------------------------------------------------------------
 . Fixed and variable universal life      Actual and expected future gross
   contracts                              profits.
 . Fixed and variable deferred annuity
   contracts

    See Note 5 for additional information on DAC and VOBA amortization. Amortization of DAC and VOBA is included in other expenses.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

  Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

     Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

     The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

     Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts, and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities considers the estimated timing and amount of prepayments of the underlying loans. See Note 8 "Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities." The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

     The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "Fixed Maturity and Equity Securities AFS -- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

     With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Mortgage Loans

     The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

     Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

     Also included in mortgage loans are residential mortgage loans for which the fair value option ("FVO") was elected and which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment income.

   Policy Loans

     Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

     Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

     Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Real Estate Joint Ventures and Other Limited Partnership Interests

     The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

     The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments when such distributions become payable or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

     The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

     Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

     Other invested assets consist principally of the following:

  . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

  . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method. See
      Note 15.

  . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

  . Annuities funding structured settlement claims represent annuities funding claims assumed by the Company in its capacity as a structured settlements assignment company. The annuities are stated at their contract value, which represents the present value of the future periodic claim payments to be provided. The net investment income recognized reflects the amortization of discount of the annuity at its implied effective interest rate. See Note 4.

  . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. Leveraged leases derive investment returns in part from their income tax treatment. The Company regularly reviews residual values for impairment.

  . Direct financing leases gross investment is equal to the minimum lease payments plus the unguaranteed residual value. Income is recorded by applying the pre-tax internal rate of return to the investment balance. The Company regularly reviews lease receivables for impairment.

  . Funds withheld represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

  . Investment in an operating joint venture that engages in insurance underwriting activities accounted for under the equity method.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Securities Lending Program

     Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

   Repurchase Agreements

     The Company participates in short-term repurchase agreements with unaffiliated financial institutions. Under these agreements, the Company lends fixed maturity securities and receives cash as collateral in an amount generally equal to 95% to 100% of the estimated fair value of the securities loaned at the inception of the transaction. The associated liability is recorded at the amount of cash received. The Company monitors the estimated fair value of the collateral and the securities loaned throughout the duration of the transaction and additional collateral is obtained as necessary. Securities loaned under such transactions may be sold or re-pledged by the transferee.

  Derivatives

   Freestanding Derivatives

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

Statement of Operations Presentation:  Derivative:
-----------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       Economic hedges of variable annuity guarantees included in future policy benefits
-----------------------------------------------------------------------------------------------------------
Net investment income                  Economic hedges of equity method investments in joint ventures
                                       All derivatives held in relation to trading portfolios

   Hedge Accounting

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

     In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

     The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

  . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

  . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

  . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

     Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management's judgment are used to determine the estimated fair value of assets and liabilities.

  Employee Benefit Plans

    The Company sponsors and administers various qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

    The Company recognizes the funded status of each of its defined benefit pension and postretirement benefit plans, measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits in other assets or other liabilities.

    Actuarial gains and losses result from differences between the actual experience and the assumed experience on plan assets or PBO during a particular period and are recorded in accumulated OCI ("AOCI"). To the extent such gains and losses exceed 10% of the greater of the PBO or the estimated fair value of plan assets, the excess is amortized into net periodic benefit costs, generally over the average projected future service years of the active employees. In addition, prior service costs (credit) are recognized in AOCI at the time of the amendment and then amortized to net periodic benefit costs over the average projected future service years of the active employees.

    Net periodic benefit costs are determined using management's estimates and actuarial assumptions and are comprised of service cost, interest cost, settlement and curtailment costs, expected return on plan assets, amortization of net actuarial (gains) losses, and amortization of prior service costs (credit). Fair value is used to determine the expected return on plan assets.

    The Company also sponsors defined contribution plans for substantially all employees under which a portion of employee contributions is matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the defined contribution plans, no liability for matching contributions is recognized on the balance sheets.

  Income Tax

    Metropolitan Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life insurance and non-life insurance federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Metropolitan Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Metropolitan Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Metropolitan Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Metropolitan Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .   the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdictions;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .   future reversals of existing taxable temporary differences;

  .   taxable income in prior carryback years; and

  .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed into law H.R. 1, commonly referred to as the Tax Cuts and Jobs Act of 2017 ("U.S. Tax Reform"). See
  Note 15 for additional information on U.S. Tax Reform and related Staff Accounting Bulletin ("SAB") 118 provisional amounts.

  Litigation Contingencies

    The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Except as otherwise disclosed in Note 16, legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Stock-Based Compensation

     Stock-based compensation recognized on the Company's consolidated results of operations is allocated from MetLife, Inc. The accounting policies described below represent those that MetLife, Inc. applies in determining such allocated expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     MetLife, Inc. grants certain employees stock-based compensation awards under various plans that are subject to specific vesting conditions. With the exception of performance shares granted in 2013 and after which are re-measured quarterly, the cost of all stock-based transactions is measured at fair value at the grant date and recognized over the period during which a grantee is required to provide services in exchange for the award. Although the terms of MetLife, Inc.'s stock-based plans do not accelerate vesting upon the attainment of the applicable criteria for post-employment award continuation, the requisite service period subsequent to attaining such criteria is considered non-substantive. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of such criteria. An estimation of future forfeitures of stock-based awards is incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

   Cash and Cash Equivalents

     The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from one to 25 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.2 billion and $1.3 billion at December 31, 2017 and 2016, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $614 million and $673 million at December 31, 2017 and 2016, respectively. Related depreciation and amortization expense was $124 million, $139 million and $159 million for the years ended December 31, 2017, 2016 and 2015, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.7 billion and $1.5 billion at December 31, 2017 and 2016, respectively. Accumulated amortization of capitalized software was $1.3 billion and $1.1 billion at December 31, 2017 and 2016, respectively. Related amortization expense was $164 million, $132 million and $150 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   Other Revenues

     Other revenues primarily include, in addition to items described elsewhere herein, prepaid legal plan fees, administrative service fees, and fees related to certain stable value products. Such fees are recognized in the period in which services are performed.

   Policyholder Dividends

     Policyholder dividends are approved annually by Metropolitan Life Insurance Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life Insurance Company.

   Foreign Currency

     Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Goodwill

     Goodwill, which is included in other assets, represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

     The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

     The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may determine the fair values of its reporting units by applying a market multiple, discounted cash flow, and/or an actuarial based valuation approach.

     For the 2017 annual goodwill impairment tests, the Company concluded that goodwill was not impaired. The goodwill balance was $70 million in the U.S segment and $31 million in the MetLife Holdings segment, at both
   December 31, 2017 and 2016.

Adoption of New Accounting Pronouncements

  Effective January 1, 2017, the Company early adopted guidance relating to business combinations. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The adoption did not have a material impact on the Company's consolidated financial statements.

  Effective January 1, 2017, the Company retrospectively adopted guidance relating to consolidation. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption did not have a material impact on the Company's consolidated financial statements.

  Effective January 1, 2016, the Company retrospectively adopted guidance relating to short-duration contracts. The new guidance requires insurance entities to provide users of financial statements with more transparent information about initial claim estimates and subsequent adjustments to these estimates, including information on: (i) reconciling from the claim development table to the balance sheet liability, (ii) methodologies and judgments in estimating claims, and (iii) the timing and frequency of claims. The adoption did not have an impact on the Company's consolidated financial statements other than expanded disclosures in Note 4.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 8, reflect the application of the new guidance.

Other

  Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $751 million, gross derivative liabilities by $603 million, accrued investment income by $55 million, accrued investment expense recorded within other liabilities by $10 million, collateral receivables recorded within premiums, reinsurance and other receivables of $226 million, and collateral payables recorded within payables for collateral under securities loaned and other transactions of $419 million.

Future Adoption of New Accounting Pronouncements

  In February 2018, the Financial Accounting Standards Board ("FASB") issued new guidance on reporting comprehensive income (Accounting Standards Update ("ASU") 2018-02, Income Statement-Reporting Comprehensive Income (Topic 220):
Reclassification of Certain Tax Effects from AOCI). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate or law in U.S. Tax Reform is recognized. Early adoption is permitted. Current GAAP guidance requires that the effect of a change in tax laws or rates on deferred tax liabilities or assets to be included in income from continuing operations in the reporting period that includes the enactment date, even if the related income tax effects were originally charged or credited directly to AOCI. The new guidance allows a reclassification of AOCI to retained earnings for stranded tax effects resulting from U.S. Tax Reform. Also, the new guidance requires certain disclosures about stranded tax effects. The Company will early adopt the new guidance in the first quarter of 2018. The Company expects the impact of the new guidance at adoption will be a decrease to retained earnings as of January 1, 2018 of approximately $1.0 billion with a corresponding increase to AOCI.

  In August 2017, the FASB issued new guidance on hedging activities
(ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings. Early adoption is permitted. The new guidance simplifies the application of hedge accounting in certain situations and amends the hedge accounting model to enable entities to better portray the economics of their risk management activities in the financial statements. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

  In March 2017, the FASB issued new guidance on purchased callable debt securities (ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt
Securities). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings. Early adoption is permitted. The ASU shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. However, the new guidance does not require an accounting change for securities held at a discount whose discount continues to be amortized to maturity. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  In March 2017, the FASB issued new guidance on the presentation of net periodic pension cost and net periodic postretirement benefit cost
(ASU 2017-07, Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost). The new guidance is effective for annual periods beginning after December 15, 2017 and interim periods within those annual periods. The guidance requires that an employer that offers to its employees defined benefit pension or other postretirement benefit plans report the service cost component in the same line item or items as other compensation costs. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if one is presented. If a separate line item is not used, the line item used in the income statement to present the other components of net benefit cost must be disclosed. In addition, the guidance allows only the service cost component to be eligible for capitalization when applicable. The guidance should be applied retrospectively for the presentation of the service cost component in the income statement with a practical expedient for the estimation basis for applying the retrospective presentation requirements, and prospectively for the capitalization of the service component. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

  In February 2017, the FASB issued new guidance on derecognition of nonfinancial assets (ASU 2017-05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment to retained earnings at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

  In January 2017, the FASB issued new guidance on goodwill impairment
(ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment). The new guidance is effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The new guidance simplifies the current two-step goodwill impairment test by eliminating Step 2 of the test. The new guidance requires a one-step impairment test in which an entity compares the fair value of a reporting unit with its carrying amount and recognizes an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value, if any. The Company expects the adoption of the new guidance will reduce the complexity involved with the evaluation of goodwill for impairment. The impact of this guidance will depend on the outcomes of future goodwill impairment tests.

  In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): A consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

  In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. The Company will apply the guidance as of January 1, 2018. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Based on the Company's assessment of the intra-entity asset transfers and related deferred income taxes that are in scope, the Company expects the adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. The new guidance addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

  In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments - Credit Losses
(Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

  In February 2016, the FASB issued new guidance on leasing transactions
(ASU 2016-02, Leases - Topic 842). The new guidance is effective for the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, and requires a modified retrospective transition approach. Early adoption is permitted. The new guidance requires a lessee to recognize assets and liabilities for leases with lease terms of more than 12 months. Leases would be classified as finance or operating leases and both types of leases will be recognized on the balance sheet. Lessor accounting will remain largely unchanged from current guidance except for certain targeted changes. The new guidance will also require new qualitative and quantitative disclosures. The Company's implementation efforts are primarily focused on the review of its existing lease contracts, identification of other contracts that may fall under the scope of the new guidance, and performing a gap analysis on the current state of lease-related activities compared with the future state of lease-related activities. The Company is currently evaluating the overall impact of the new guidance on its consolidated financial statements.

  In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities, as amended by ASU 2018-03, Financial Instruments-Overall: Technical Corrections and Improvements, issued in February
2018) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS and to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The Company will utilize a modified retrospective approach to adopt the new guidance effective January 1, 2018. The expected impact related to the change in accounting for equity securities AFS will be $63 million of net unrealized investment gains, net of income tax, which will be reclassified from AOCI to retained earnings. The estimated financial statement impact related to cost method other limited partnership interests and real estate joint ventures was not material.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers - Topic 606), effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. The Company will apply the guidance retrospectively with a cumulative-effect adjustment as of January 1, 2018. The new guidance supersedes nearly all existing revenue recognition guidance under U.S. GAAP. However, it does not impact the accounting for insurance and investment contracts within the scope of Accounting Standards Codification (ASC) Topic 944, Financial Services - Insurance, leases, financial instruments and certain guarantees. For those contracts that are impacted, the new guidance requires an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company identified revenue streams within the scope of the guidance that are all included within other revenues in the consolidated statements of operations and evaluated the related contracts, primarily consisting of prepaid legal plans and administrative-only contracts within the U.S. segment, and distribution and administrative services fees within the MetLife Holdings segment. As other revenues represents approximately 4% of consolidated total revenues for the year ended December 31, 2017, the modified retrospective adoption as of January 1, 2018, did not have a material impact on the Company's consolidated financial position and the Company has not identified any material prospective changes in the recognition and measurement of other revenue. The Company expects to expand its qualitative disclosures within the notes to the consolidated financial statements.

Other

  Effective January 16, 2018, the London Clearing House ("LCH") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments will impact the accounting treatment of the Company's centrally cleared derivatives, for which the LCH serves as the central clearing party. The application of the amended rulebook is expected to reduce the gross derivative assets and liabilities, as well as the related collateral, recorded on the consolidated balance sheet for trades cleared through the LCH. The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: U.S. and MetLife Holdings. In addition, the Company reports certain of its results of operations in Corporate & Other.

  On August 4, 2017, MetLife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse") through a distribution of 96,776,670 shares of the 119,773,106 shares of Brighthouse Financial, Inc. common stock outstanding, representing 80.8% of those shares, to MetLife, Inc. common shareholders (the "Separation"). MetLife, Inc. retained the remaining ownership interest of 22,996,436 shares, or 19.2%, of Brighthouse Financial, Inc. common stock outstanding.

U.S.

  The U.S. segment offers a broad range of protection products and services aimed at serving the financial needs of customers throughout their lives. These products are sold to corporations and their respective employees, other institutions and their respective members, as well as individuals. The U.S. segment is organized into two businesses: Group Benefits and Retirement and Income Solutions.

 . The Group Benefits business offers insurance products and services which include life, dental, group short- and long-term disability, individual disability, accidental death and dismemberment, vision and accident & health coverages, as well as prepaid legal plans. This business also sells administrative services-only arrangements to some employers.

 . The Retirement and Income Solutions business offers a broad range of annuity and investment products, including capital market investment products, institutional income annuities, stable value and pension risk transfer products. This business also includes products to fund tort settlements, as well as postretirement benefits and company-, bank- or trust-owned life insurance.

MetLife Holdings

  The MetLife Holdings segment consists of operations relating to products and businesses no longer actively marketed by the Company, such as variable, universal, term and whole life insurance, variable, fixed and index-linked annuities and long-term care insurance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


Corporate & Other

  Corporate & Other contains the excess capital, as well as certain charges and activities, not allocated to the segments, including enterprise-wide strategic initiative restructuring charges and various start-up businesses (including the direct to consumer portion of the U.S. Direct business). Corporate & Other also includes the Company's ancillary international operations and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. For the years ended December 31, 2016 and 2015, Corporate & Other includes business of the Company that was transferred to Brighthouse. In addition, Corporate & Other includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

Financial Measures and Segment Accounting Policies

  Adjusted earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, adjusted earnings is also the Company's GAAP measure of segment performance and is reported below. Adjusted earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of adjusted earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings allows analysis of the Company's performance and facilitates comparisons to industry results.

  Adjusted earnings is defined as adjusted revenues less adjusted expenses, net of income tax.

  The financial measures of adjusted revenues and adjusted expenses focus on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, and revenues and costs related to non-core products and certain entities required to be consolidated under GAAP. Also, these measures exclude results of discontinued operations under GAAP and other businesses that have been or will be sold or exited by MLIC but do not meet the discontinued operations criteria under GAAP and are referred to as divested businesses. Divested businesses also includes the net impact of transactions with exited businesses that have been eliminated in consolidation under GAAP and costs relating to businesses that have been or will be sold or exited by MLIC that do not meet the criteria to be included in results of discontinued operations under GAAP. Adjusted revenues also excludes net investment gains (losses) and net derivative gains (losses).

  The following additional adjustments are made to revenues, in the line items indicated, in calculating adjusted revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) excludes post-tax adjusted earnings adjustments relating to insurance joint ventures accounted for under the equity method and (iii) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to expenses, in the line items indicated, in calculating adjusted expenses:

 .   Policyholder benefits and claims and policyholder dividends excludes:
     (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses), (ii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (iii) benefits and hedging costs related to GMIBs ("GMIB Costs") and (iv) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs and (iii) Market Value Adjustments;

 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to noncontrolling interests and goodwill impairments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2017, 2016 and 2015 and at December 31, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for adjusted earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

  MetLife's economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife's management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, net income (loss) or adjusted earnings.

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

                                                                 MetLife    Corporate                               Total
Year Ended December 31, 2017                           U.S.      Holdings    & Other      Total     Adjustments  Consolidated
--------------------------------------------------- ----------  ----------  ---------  -----------  -----------  ------------
                                                                                  (In millions)
Revenues
Premiums........................................... $   19,496  $    3,420  $       9  $    22,925   $       --   $    22,925
Universal life and investment-type product policy
 fees..............................................      1,004       1,126         --        2,130           97         2,227
Net investment income..............................      6,206       4,920       (243)      10,883         (370)       10,513
Other revenues.....................................        781         200        589        1,570           --         1,570
Net investment gains (losses)......................         --          --         --           --          334           334
Net derivative gains (losses)......................         --          --         --           --         (344)         (344)
                                                    ----------  ----------  ---------  -----------  -----------  ------------
  Total revenues...................................     27,487       9,666        355       37,508         (283)       37,225
                                                    ----------  ----------  ---------  -----------  -----------  ------------
Expenses
Policyholder benefits and claims and policyholder
 dividends.........................................     20,558       6,006          4       26,568          321        26,889
Interest credited to policyholder account balances.      1,459         779         --        2,238           (3)        2,235
Capitalization of DAC..............................        (48)        (13)        --          (61)          --           (61)
Amortization of DAC and VOBA.......................         56         303         --          359         (118)          241
Interest expense on debt...........................         11           8         87          106           --           106
Other expenses.....................................      2,717       1,201        930        4,848            1         4,849
                                                    ----------  ----------  ---------  -----------  -----------  ------------
  Total expenses...................................     24,753       8,284      1,021       34,058          201        34,259
                                                    ----------  ----------  ---------  -----------  -----------  ------------
Provision for income tax expense (benefit).........        954         427       (368)       1,013       (1,574)         (561)
                                                    ----------  ----------  ---------  -----------               ------------
  Adjusted earnings................................ $    1,780  $      955  $    (298)       2,437
                                                    ==========  ==========  =========
Adjustments to:
Total revenues.....................................                                           (283)
Total expenses.....................................                                           (201)
Provision for income tax (expense) benefit.........                                          1,574
                                                                                       -----------
  Net income (loss)..........................................                          $     3,527                $     3,527
                                                                                       ===========               ============

                                                     MetLife   Corporate
 At December 31, 2017                       U.S.     Holdings   & Other    Total
---------------------------------------  ---------- ---------- --------- ----------
                                                       (In millions)
 Total assets........................... $  245,750 $  163,397 $  25,148 $  434,295
 Separate account assets................ $   80,240 $   50,585 $      -- $  130,825
 Separate account liabilities........... $   80,240 $   50,585 $      -- $  130,825

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

                                                                   MetLife     Corporate                               Total
Year Ended December 31, 2016                            U.S.       Holdings     & Other      Total     Adjustments  Consolidated
--------------------------------------------------- -----------  -----------  ----------  -----------  -----------  ------------
                                                                                   (In millions)
Revenues
Premiums........................................... $    17,921  $     4,411  $       61  $    22,393  $        --  $    22,393
Universal life and investment-type product policy
 fees..............................................         988        1,236         216        2,440          102        2,542
Net investment income..............................       6,075        5,606         (67)      11,614         (531)      11,083
Other revenues.....................................         750          110         618        1,478           --        1,478
Net investment gains (losses)......................          --           --          --           --          132          132
Net derivative gains (losses)......................          --           --          --           --       (1,138)      (1,138)
                                                    -----------  -----------  ----------  -----------  -----------  -----------
  Total revenues...................................      25,734       11,363         828       37,925       (1,435)      36,490
                                                    -----------  -----------  ----------  -----------  -----------  -----------
Expenses
Policyholder benefits and claims and
 policyholder dividends............................      18,968        7,244         130       26,342          171       26,513
Interest credited to policyholder account balances.       1,297          907          32        2,236           (3)       2,233
Capitalization of DAC..............................         (60)        (267)         (5)        (332)          --         (332)
Amortization of DAC and VOBA.......................          56          675          56          787         (346)         441
Interest expense on debt...........................          10            7          95          112           --          112
Other expenses.....................................       2,770        1,850         825        5,445          137        5,582
                                                    -----------  -----------  ----------  -----------  -----------  -----------
  Total expenses...................................      23,041       10,416       1,133       34,590          (41)      34,549
                                                    -----------  -----------  ----------  -----------  -----------  -----------
Provision for income tax expense (benefit).........         963          274        (551)         686         (487)         199
                                                    -----------  -----------  ----------  -----------               -----------
  Adjusted earnings................................ $     1,730  $       673  $      246        2,649
                                                    ===========  ===========  ==========
Adjustments to:
Total revenues.....................................                                            (1,435)
Total expenses.....................................                                                41
Provision for income tax (expense) benefit.........                                               487
                                                                                          -----------
  Net income (loss)....................................................................   $     1,742               $     1,742
                                                                                          ===========               ===========

                                             MetLife     Corporate
At December 31, 2016              U.S.       Holdings     & Other      Total
----------------------------- ------------ ------------ ----------- ------------
                                                (In millions)
Total assets................. $    247,555 $    163,024 $    21,982 $    432,561
Separate account assets...... $     85,854 $     47,982 $        -- $    133,836
Separate account liabilities. $     85,854 $     47,982 $        -- $    133,836

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                   MetLife     Corporate                              Total
Year Ended December 31, 2015                            U.S.       Holdings     & Other      Total     Adjustments Consolidated
--------------------------------------------------- -----------  -----------  ----------  -----------  ----------- ------------
                                                                                   (In millions)
Revenues
Premiums........................................... $    17,340  $     4,527  $       67  $    21,934  $       --  $    21,934
Universal life and investment-type product policy
 fees..............................................         941        1,294         249        2,484         100        2,584
Net investment income..............................       6,011        5,890          94       11,995        (456)      11,539
Other revenues.....................................         729          135         672        1,536          --        1,536
Net investment gains (losses)......................          --           --          --           --         259          259
Net derivative gains (losses)......................          --           --          --           --         881          881
                                                    -----------  -----------  ----------  -----------  ----------  -----------
  Total revenues...................................      25,021       11,846       1,082       37,949         784       38,733
                                                    -----------  -----------  ----------  -----------  ----------  -----------
Expenses
Policyholder benefits and claims and policyholder
 dividends.........................................      18,415        7,207         125       25,747          64       25,811
Interest credited to policyholder account balances.       1,212          933          34        2,179           4        2,183
Capitalization of DAC..............................         (71)        (409)         (2)        (482)         --         (482)
Amortization of DAC and VOBA.......................          59          527          44          630         112          742
Interest expense on debt...........................           5            4         113          122          --          122
Other expenses.....................................       2,724        1,825       1,324        5,873           3        5,876
                                                    -----------  -----------  ----------  -----------  ----------  -----------
  Total expenses...................................      22,344       10,087       1,638       34,069         183       34,252
                                                    -----------  -----------  ----------  -----------  ----------  -----------
Provision for income tax expense (benefit).........         961          556          37        1,554         209        1,763
                                                    -----------  -----------  ----------  -----------              -----------
  Adjusted earnings................................ $     1,716  $     1,203  $     (593)       2,326
                                                    ===========  ===========  ==========
Adjustments to:
Total revenues.....................................                                               784
Total expenses.....................................                                              (183)
Provision for income tax (expense) benefit.........                                              (209)
                                                                                          -----------
  Net income (loss)................................                                       $     2,718              $     2,718
                                                                                          ===========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                   Years Ended December 31,
                                                   -----------------------
                                                    2017     2016    2015
                                                   -------  ------- -------
                                                        (In millions)
     Life insurance............................... $13,139  $13,907 $13,811
     Accident & health insurance..................   7,933    7,889   7,475
     Annuities....................................   5,390    4,379   4,548
     Non-insurance................................     260      238     220
                                                   -------  ------- -------
      Total....................................... $26,722  $26,413 $26,054
                                                   =======  ======= =======

  Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

  Revenues derived from one U.S. customer were $2.8 billion, $2.8 billion and $2.7 billion for the years ended December 31, 2017, 2016 and 2015, respectively, which represented 11%, 10% and 10%, respectively, of consolidated premiums, universal life and investment-type product policy fees and other revenues. Revenues derived from any other customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2017, 2016 and 2015.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Disposition

  In December 2016, the Company distributed to MetLife, Inc. as a non-cash extraordinary dividend all of the issued and outstanding shares of common stock of its wholly-owned subsidiaries, New England Life Insurance Company ("NELICO") and General American Life Insurance Company ("GALIC"). The net book value of NELICO and GALIC at the time of the dividend was $2.9 billion, which was recorded as a dividend of retained earnings of $2.7 billion and a decrease to other comprehensive income of $254 million, net of income tax. As of the date of the dividend payment, the Company no longer consolidates the assets, liabilities and operations of NELICO and GALIC.

4. Insurance

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                         -----------------
                                           2017     2016
                                         -------- --------
                                           (In millions)
                      U.S............... $131,224 $124,877
                      MetLife Holdings..   89,012   89,874
                      Corporate & Other.      294      337
                                         -------- --------
                       Total............ $220,530 $215,088
                                         ======== ========

  See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

-------------------------------------------------------------------------------
Product Type:                Measurement Assumptions:
-------------------------------------------------------------------------------
Participating life           Aggregate of (i) net level premium reserves for
                               death and endowment policy benefits (calculated
                               based upon the non-forfeiture interest rate,
                               ranging from 3% to 7%, and mortality rates
                               guaranteed in calculating the cash surrender
                               values described in such contracts); and
                               (ii) the liability for terminal dividends.
-------------------------------------------------------------------------------
Nonparticipating life        Aggregate of the present value of future expected
                               benefit payments and related expenses less the
                               present value of future expected net premiums.
                               Assumptions as to mortality and persistency are
                               based upon the Company's experience when the
                               basis of the liability is established. Interest
                               rate assumptions for the aggregate future
                               policy benefit liabilities range from 2% to 11%.
-------------------------------------------------------------------------------
Individual and group         Present value of future expected payments.
traditional fixed annuities    Interest rate assumptions used in establishing
after annuitization            such liabilities range from 1% to 11%.
-------------------------------------------------------------------------------
Non-medical health           The net level premium method and assumptions as
insurance                      to future morbidity, withdrawals and interest,
                               which provide a margin for adverse deviation.
                               Interest rate assumptions used in establishing
                               such liabilities range from 4% to 7%.
-------------------------------------------------------------------------------
Disabled lives               Present value of benefits method and experience
                               assumptions as to claim terminations, expenses
                               and interest. Interest rate assumptions used in
                               establishing such liabilities range from 2% to
                               8%.
-------------------------------------------------------------------------------

  Participating business represented 4% of the Company's life insurance in-force at both December 31, 2017 and 2016. Participating policies represented 21%, 26% and 27% of gross traditional life insurance premiums for the years ended December 31, 2017, 2016 and 2015, respectively.

  Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from less than 1% to 13%, less expenses, mortality charges and withdrawals.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in
Note 9. Guarantees accounted for as insurance liabilities include:

 ------------------------------------------------------------------------------
 Guarantee:                                   Measurement Assumptions:
 ------------------------------------------------------------------------------
 GMDBs  . A return of purchase payment      . Present value of expected death
           upon death even if the account      benefits in excess of the
           value is reduced to zero.           projected account balance
                                               recognizing the excess ratably
                                               over the accumulation period
                                               based on the present value of
                                               total expected assessments.

        . An enhanced death benefit may be  . Assumptions are consistent with
           available for an additional fee.    those used for amortizing DAC,
                                               and are thus subject to the
                                               same variability and risk.

                                            .  Investment performance and
                                               volatility assumptions are
                                               consistent with the historical
                                               experience of the appropriate
                                               underlying equity index, such
                                               as the S&P 500 Index.

                                            . Benefit assumptions are based on
                                               the average benefits payable
                                               over a range of scenarios.
 ------------------------------------------------------------------------------
 GMIBs  . After a specified period of time  . Present value of expected income
           determined at the time of           benefits in excess of the
           issuance of the variable            projected account balance at
           annuity contract, a minimum         any future date of
           accumulation of purchase            annuitization and recognizing
           payments, even if the account       the excess ratably over the
           value is reduced to zero, that      accumulation period based on
           can be annuitized to receive a      present value of total expected
           monthly income stream that is       assessments.
           not less than a specified
           amount.

        .  Certain contracts also provide   . Assumptions are consistent with
           for a guaranteed lump sum           those used for estimating GMDB
           return of purchase premium in       liabilities.
           lieu of the annuitization
           benefit.

                                            . Calculation incorporates an
                                               assumption for the percentage
                                               of the potential annuitizations
                                               that may be elected by the
                                               contractholder.
 ------------------------------------------------------------------------------
 GMWBs. . A return of purchase payment via  . Expected value of the life
           partial withdrawals, even if        contingent payments and
           the account value is reduced to     expected assessments using
           zero, provided that cumulative      assumptions consistent with
           withdrawals in a contract year      those used for estimating the
           do not exceed a certain limit.      GMDB liabilities.

        .  Certain contracts include
           guaranteed withdrawals that are
           life contingent.
 ------------------------------------------------------------------------------

  The Company also issues other annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize. These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Certain other annuity contracts contain guaranteed annuitization benefits that may be above what would be provided by the current account value of the contract. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                Universal and Variable
                              Annuity Contracts     Life Contracts
                              ----------------  ----------------------
                                                Secondary    Paid-Up
                              GMDBs    GMIBs    Guarantees  Guarantees  Total
                              -----    -----    ----------  ---------- ------
                                             (In millions)
Direct:
Balance at January 1, 2015... $ 196    $ 458          $541        $ 82 $1,277
Incurred guaranteed benefits.    37       80            86           9    212
Paid guaranteed benefits.....    (1)      --            --          --     (1)
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2015.   232      538           627          91  1,488
Incurred guaranteed benefits.    55       63            92          11    221
Paid guaranteed benefits.....    (1)      --            --          --     (1)
Dispositions (1).............   (18)    (134)          (99)         --   (251)
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2016.   268      467           620         102  1,457
Incurred guaranteed benefits.    58      112           105           7    282
Paid guaranteed benefits.....    --       --            --          --     --
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2017. $ 326    $ 579          $725        $109 $1,739
                              =====    =====    ==========  ========== ======
Ceded:
Balance at January 1, 2015... $  37    $  24          $305        $ 57 $  423
Incurred guaranteed benefits.    14        2            49           6     71
Paid guaranteed benefits.....    (1)      --            --          --     (1)
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2015.    50       26           354          63    493
Incurred guaranteed benefits.    13      (8)           (8)           8      5
Paid guaranteed benefits.....    (1)      --            --          --     (1)
Dispositions (1).............   (18)     (39)          (97)         --   (154)
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2016.    44      (21)          249          71    343
Incurred guaranteed benefits.  (44)       21            23           5      5
Paid guaranteed benefits.....    --       --            --          --     --
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2017. $  --    $  --          $272        $ 76 $  348
                              =====    =====    ==========  ========== ======
Net:
Balance at January 1, 2015... $ 159    $ 434          $236        $ 25 $  854
Incurred guaranteed benefits.    23       78            37           3    141
Paid guaranteed benefits.....    --       --            --          --     --
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2015.   182      512           273          28    995
Incurred guaranteed benefits.    42       71           100           3    216
Paid guaranteed benefits.....    --       --            --          --     --
Dispositions (1).............    --     (95)           (2)          --   (97)
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2016.   224      488           371          31  1,114
Incurred guaranteed benefits.   102       91            82           2    277
Paid guaranteed benefits.....    --       --            --          --     --
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2017. $ 326    $ 579          $453        $ 33 $1,391
                              =====    =====    ==========  ========== ======

--------
(1) See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


    Information regarding the Company's guarantee exposure, which includes direct business, but excludes offsets from hedging or reinsurance, if any, was as follows at:

                                                                       December 31,
                                            ---------------------------------------------------------------
                                                          2017                              2016
                                            -----------------------------     -----------------------------
                                                In the             At             In the             At
                                            Event of Death    Annuitization   Event of Death    Annuitization
                                            --------------   -------------    --------------   -------------
                                                                   (Dollars in millions)
Annuity Contracts (1):
Variable Annuity Guarantees:
  Total account value (2)..................  $    56,136      $    25,257      $    54,629      $    24,310
  Separate account value...................  $    45,431      $    24,336      $    43,359      $    23,330
  Net amount at risk.......................  $       990 (3)  $       353 (4)  $     1,386 (3)  $       328 (4)
Average attained age of contractholders....     66 years         65 years         65 years         64 years
Other Annuity Guarantees:
  Total account value (2)..................          N/A      $       141              N/A      $       141
  Net amount at risk.......................          N/A      $        92 (5)          N/A      $        92 (5)
Average attained age of contractholders....          N/A         52 years              N/A         52 years

                                                                       December 31,
                                            ---------------------------------------------------------------
                                                          2017                              2016
                                            -----------------------------     -----------------------------
                                              Secondary          Paid-Up        Secondary          Paid-Up
                                               Guarantees       Guarantees       Guarantees      Guarantees
                                            --------------   -------------    --------------   -------------
                                                                   (Dollars in millions)
Universal and Variable Life Contracts (1):
  Total account value (2)..................  $     4,679      $       977      $     4,306      $     1,014
  Net amount at risk (6)...................  $    46,704      $     6,713      $    49,161      $     7,164
Average attained age of policyholders......     54 years         62 years         53 years         62 years

--------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes the contractholder's investments in the general account and separate account, if applicable.

(3) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(4) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(5) Defined as either the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date or the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. These amounts represent the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                         ---------------
                                          2017    2016
                                         ------- -------
                                          (In millions)
                        Fund Groupings:
                        Equity.......... $21,464 $19,929
                        Balanced........  19,443  18,833
                        Bond............   3,798   3,882
                        Money Market....      57      64
                                         ------- -------
                         Total.......... $44,762 $42,708
                                         ======= =======

Obligations Assumed Under Structured Settlement Assignments

  The Company assumes structured settlement claim obligations as an assignment company. These liabilities are measured at the present value of the periodic claims to be provided and reported as other policy-related balances. The Company receives a fee for assuming these claim obligations and, as the assignee of the claim, is legally obligated to ensure periodic payments are made to the claimant. The Company purchases annuities from Brighthouse to fund these periodic payment claim obligations and designates payments to be made directly to the claimant by the affiliated annuity writer. These annuities funding structured settlement claims are recorded as an investment. See Note 1.

  See Note 8 for additional information on obligations assumed under structured settlement assignments.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain unconsolidated special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2017, 2016 and 2015, the Company issued $42.7 billion, $39.7 billion and $35.1 billion, respectively, and repaid $41.4 billion, $38.5 billion and $35.5 billion, respectively, of such funding agreements. At December 31, 2017 and 2016, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $34.2 billion and $30.8 billion, respectively.

  Metropolitan Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of New York. Holdings of common stock of the FHLB of New York, included in equity securities, were $733 million and $748 million at December 31, 2017 and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


   The Company has also entered into funding agreements with the FHLB of New York and a subsidiary of the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                              Liability                     Collateral
                      ------------------------- ----------------------------------
                                              December 31,
                      ------------------------------------------------------------
                          2017         2016           2017              2016
                      ------------ ------------ ----------------  ----------------
                                             (In millions)
FHLB of New York (1). $     14,445 $     14,445 $     16,605  (2) $     16,828 (2)
Farmer Mac (3)....... $      2,550 $      2,550 $          2,644  $          2,645

--------
(1) Represents funding agreements issued to the FHLB of New York in exchange for cash and for which the FHLB of New York has been granted a lien on certain assets, some of which are in the custody of the FHLB of New York, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of New York as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of New York's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of New York.

(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3) Represents funding agreements issued to a subsidiary of Farmer Mac, as well as certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Liabilities for Unpaid Claims and Claim Expenses

  The following is information about incurred and paid claims development by segment as of December 31, 2017. Such amounts are presented net of reinsurance, and are not discounted. The tables present claims development and cumulative claim payments by incurral year. The development tables are only presented for significant short-duration product liabilities within each segment. Where practical, up to 10 years of history has been provided. The information about incurred and paid claims development prior to 2016 is presented as supplementary information, as described in Note 1.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  U.S.

   Group Life - Term

                 Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance             At December 31, 2017
                 ---------------------------------------------------------------------------------  ----------------------------
                                    For the Years Ended December 31,                                   Total IBNR
                 ---------------------------------------------------------------------------------  Liabilities Plus Cumulative
                                    (Unaudited)                                                         Expected     Number of
                 -----------------------------------------------------------                         Development on   Reported
Incurral Year      2011        2012        2013        2014        2015        2016        2017     Reported Claims    Claims
-------------     ---------   ---------   ---------   ---------   ---------  ---------  ----------  ---------------- -----------
                                                        (Dollars in millions)
    2011........ $   6,318   $   6,290   $   6,293   $   6,269   $   6,287   $   6,295   $   6,294       $    1          207,301
    2012........                 6,503       6,579       6,569       6,546       6,568       6,569            3          208,626
    2013........                             6,637       6,713       6,719       6,720       6,730           15          210,643
    2014........                                         6,986       6,919       6,913       6,910            5          210,797
    2015........                                                     7,040       7,015       7,014           12          211,597
    2016........                                                                 7,125       7,085           21          206,610
    2017........                                                                             7,432          898          186,954
                                                                                        ----------
 Total................................................................................      48,034
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance    (46,136)
All outstanding liabilities for incurral years prior to 2011, net of reinsurance.......          5
                                                                                        ----------
 Total unpaid claims and claim adjustment expenses, net of reinsurance................   $   1,903
                                                                                        ==========

                     Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
                     ---------------------------------------------------------------------------------------
                                            For the Years Ended December 31,
                     ---------------------------------------------------------------------------------------
                                          (Unaudited)
                     -------------------------------------------------------------
Incurral Year           2011         2012         2013        2014        2015        2016         2017
-------------         ----------   ----------  ----------  ----------  ----------  ----------  ------------
                                                             (In millions)
    2011............ $    4,982   $    6,194   $    6,239  $    6,256  $    6,281  $    6,290   $     6,292
    2012............                   5,132        6,472       6,518       6,532       6,558         6,565
    2013............                                5,216       6,614       6,664       6,678         6,711
    2014............                                            5,428       6,809       6,858         6,869
    2015............                                                        5,524       6,913         6,958
    2016............                                                                    5,582         6,980
    2017............                                                                                  5,761
                                                                                               ------------
 Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance  $    46,136
                                                                                               ============

   Average Annual Percentage Payout

     The following is supplementary information about average historical claims duration as of December 31, 2017:

                          Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
                    -------------------------------------------------------------------------------------------
Years..............            1             2            3            4            5            6            7
Group Life -- Term.         78.3%         20.0%         0.7%         0.2%         0.4%         0.1%         --%

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


   Group Long-Term Disability

                 Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance             At December 31, 2017
                 ---------------------------------------------------------------------------------  ----------------------------
                                    For the Years Ended December 31,                                   Total IBNR
                 ---------------------------------------------------------------------------------  Liabilities Plus Cumulative
                                    (Unaudited)                                                         Expected     Number of
                 -----------------------------------------------------------                         Development on   Reported
Incurral Year      2011        2012        2013        2014        2015        2016        2017     Reported Claims    Claims
-------------     ---------   ---------   ---------   ---------   ---------  ---------  ----------  ---------------- -----------
                                                               (Dollars in millions)
    2011........ $     955   $     916   $     894   $     914   $     924   $     923   $     918       $   --           21,642
    2012........                   966         979         980       1,014       1,034       1,037           --           20,085
    2013........                             1,008       1,027       1,032       1,049       1,070           --           21,123
    2014........                                         1,076       1,077       1,079       1,101           --           22,838
    2015........                                                     1,082       1,105       1,093            4           21,136
    2016........                                                                 1,131       1,139           26           17,585
    2017........                                                                             1,244          585            9,258
                                                                                        ----------
 Total................................................................................       7,602
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance     (3,006)
All outstanding liabilities for incurral years prior to 2011, net of reinsurance.......      2,539
                                                                                        ----------
 Total unpaid claims and claim adjustment expenses, net of reinsurance................   $   7,135
                                                                                        ==========

                   Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
                  ------------------------------------------------------------------------------------------
                                               For the Years Ended December 31,
                  ------------------------------------------------------------------------------------------
                                            (Unaudited)
                  ---------------------------------------------------------------
Incurral Year        2011         2012         2013         2014         2015         2016         2017
-------------     ----------- ------------ ------------ ------------ ------------ ------------ -------------
                                                              (In millions)
    2011......... $        44 $        217 $        337 $        411 $        478 $        537  $        588
    2012.........                       43          229          365          453          524           591
    2013.........                                    43          234          382          475           551
    2014.........                                                 51          266          428           526
    2015.........                                                              50          264           427
    2016.........                                                                           49           267
    2017.........                                                                                         56
                                                                                               -------------
 Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance  $      3,006
                                                                                               =============

   Average Annual Percentage Payout

     The following is supplementary information about average historical claims duration as of December 31, 2017:

                                  Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
                            ------------------------------------------------------------------------------------------
Years......................           1             2             3            4          5             6            7
Group Long-Term Disability.         4.4%         18.8%         13.9%         8.5%       7.1%         6.4%         5.6%

  Significant Methodologies and Assumptions

     Group Life - Term and Group Long-Term Disability incurred but not paid ("IBNP") liabilities are developed using a combination of loss ratio and development methods. Claims in the course of settlement are then subtracted from the IBNP liabilities, resulting in the IBNR liabilities. The loss ratio method is used in the period in which the claims are neither sufficient nor credible. In developing the loss ratios, any material rate increases that could change the underlying premium without affecting the estimated incurred losses are taken into account. For periods where sufficient and credible claim data exists, the development method is used based on the claim triangles which categorize claims according to both the period in which they were incurred and the period in which they were paid, adjudicated or reported. The end result is a triangle of known data that is used to develop known completion ratios and factors. Claims paid are then subtracted from the estimated ultimate incurred claims to calculate the IBNP liability.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


        An expense liability is held for the future expenses associated with the payment of incurred but not yet paid claims (IBNR and pending). This is expressed as a percentage of the underlying claims liability and is based on past experience and the anticipated future expense structure.

        For Group Life - Term and Group Long-Term Disability, first year incurred claims and allocated loss adjustment expenses increased in 2017 compared to the 2016 incurral year due to the growth in the size of the business.

        There were no significant changes in methodologies during 2017. The assumptions used in calculating the unpaid claims and claim adjustment expenses for Group Life - Term and Group Long-Term Disability are updated annually to reflect emerging trends in claim experience.

        No additional premiums or return premiums have been accrued as a result of the prior year development.

        Liabilities for Group Life - Term unpaid claims and claim adjustment expenses are not discounted.

        The liabilities for Group Long-Term Disability unpaid claims and claim adjustment expenses were $6.0 billion and $5.8 billion at December 31, 2017 and 2016, respectively. These amounts were discounted using interest rates ranging from 3% to 8%, based on the incurral year. The total discount applied to these liabilities was $1.3 billion at both
     December 31, 2017 and 2016. The amount of interest accretion recognized was $510 million, $565 million and $517 million for the years ended December 31, 2017, 2016 and 2015, respectively. These amounts were reflected in policyholder benefits and claims.

        For Group Life - Term, claims were based upon individual death claims. For Group Long-Term Disability, claim frequency was determined by the number of reported claims as identified by a unique claim number assigned to individual claimants. Claim counts initially include claims that do not ultimately result in a liability. These claims are omitted from the claim counts once it is determined that there is no liability.

        The Group Long-Term Disability IBNR, included in the development tables above, was developed using discounted cash flows, and is presented on a discounted basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Reconciliation of the Disclosure of Incurred and Paid Claims Development to the Liability for Unpaid Claims and Claim Adjustment Expenses

    The reconciliation of the net incurred and paid claims development tables to the liability for unpaid claims and claims adjustment expenses on the consolidated balance sheet was as follows at:

                                                                                                 December 31, 2017
                                                                                         ----------------------------------
                                                                                                   (In millions)
Short-Duration:
Unpaid claims and allocated claims adjustment expenses, net of reinsurance:
U.S.:
Group Life - Term....................................................................... $          1,903
Group Long-Term Disability..............................................................            7,135
                                                                                         ----------------
  Total.................................................................................                  $           9,038
Other insurance lines - all segments combined...........................................                                504
                                                                                                          -----------------
  Total unpaid claims and allocated claims adjustment expenses, net of reinsurance......                              9,542
                                                                                                          -----------------

Reinsurance recoverables on unpaid claims:
U.S.:
Group Life - Term.......................................................................               16
Group Long-Term Disability..............................................................               95
                                                                                         ----------------
  Total.................................................................................                                111
Other insurance lines - all segments combined...........................................                                 29
                                                                                                          -----------------
  Total reinsurance recoverable on unpaid claims........................................                                140
                                                                                                          -----------------
  Total unpaid claims and allocated claims adjustment expense...........................                              9,682
Discounting.............................................................................                            (1,272)
                                                                                                          -----------------
Liability for unpaid claims and claim adjustment liabilities - short-duration...........                              8,410
Liability for unpaid claims and claim adjustment liabilities - all long-duration lines..                              3,680
                                                                                                          -----------------
   Total liability for unpaid claims and claim adjustment expense (included in future
    policy benefits and other policy-related balances)..................................                  $          12,090
                                                                                                          =================

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Rollforward of Claims and Claim Adjustment Expenses

      Information regarding the liabilities for unpaid claims and claim adjustment expenses was as follows:

                                                       Years Ended December 31,
                                            -----------------------------------------------
                                                 2017          2016 (1)        2015 (2)
                                            --------------- --------------- ---------------
                                                             (In millions)
Balance at December 31 of prior period..... $        11,621 $         7,527 $         7,310
  Less: Reinsurance recoverables...........           1,251             273             286
                                            --------------- --------------- ---------------
Net balance at December 31 of prior period.          10,370           7,254           7,024
Cumulative adjustment (3)..................              --           3,277              --
                                            --------------- --------------- ---------------
Net balance at January 1,..................          10,370          10,531           7,024
Incurred related to:
  Current year.............................          16,264          15,978           5,316
  Prior years (4)..........................             175             322              13
                                            --------------- --------------- ---------------
    Total incurred.........................          16,439          16,300           5,329
Paid related to:
  Current year.............................        (12,212)        (12,454)         (3,415)
  Prior years..............................         (3,908)         (3,905)         (1,684)
                                            --------------- --------------- ---------------
    Total paid.............................        (16,120)        (16,359)         (5,099)
Dispositions (5)...........................              --           (102)              --
                                            --------------- --------------- ---------------
Net balance at December 31,................          10,689          10,370           7,254
  Add: Reinsurance recoverables............           1,401           1,251             273
                                            --------------- --------------- ---------------
Balance at December 31,.................... $        12,090 $        11,621 $         7,527
                                            =============== =============== ===============

--------

(1) In addition to the revisions discussed in Note 1, at December 31, 2016, the Net balance decreased by $712 million and the Reinsurance recoverables increased by $712 million from those amounts previously reported primarily to correct for the improper classification of reinsurance recoverables.

(2) Limited to group accident and non-medical health policies and contracts.

(3) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new short-duration contracts guidance which clarified the requirement to include claim information for long-duration contracts. The accumulated adjustment primarily reflects unpaid claim liabilities, net of reinsurance, for long-duration contracts as of the beginning of the period presented. Prior periods have not been restated. See Note 1.

(4) During 2017, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years increased due to events incurred in prior years but reported during current year. During 2016, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years increased due to the implementation of new guidance related to short-duration contracts.

(5) See Note 3.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $75.2 billion and $73.6 billion at December 31, 2017 and 2016, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $55.6 billion and $60.2 billion at December 31, 2017 and 2016, respectively. The latter category consisted primarily of guaranteed interest contracts. The average interest rate credited on these contracts was 2.40% and 2.39% at December 31, 2017 and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  For the years ended December 31, 2017, 2016 and 2015, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance, nonparticipating whole life insurance, traditional group life insurance, and non-medical health insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend-paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. See Note 7. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, policyholder behavior and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                              Years Ended December 31,
                                                                 -------------------------------------------------
                                                                       2017             2016             2015
                                                                 ---------------  ---------------  ---------------
                                                                                   (In millions)
DAC:
Balance at January 1,...........................................  $        4,714   $        5,977   $        5,905
Capitalizations.................................................              61              332              482
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).              91              353             (111)
Other expenses..................................................            (331)            (791)            (624)
                                                                 ---------------  ---------------  ---------------
  Total amortization............................................            (240)            (438)            (735)
                                                                 ---------------  ---------------  ---------------
Unrealized investment gains (losses)............................            (215)             (12)             325
Dispositions (1)................................................              --           (1,145)              --
                                                                 ---------------  ---------------  ---------------
Balance at December 31,.........................................           4,320            4,714            5,977
                                                                 ---------------  ---------------  ---------------
VOBA:
Balance at January 1,...........................................              29               66               70
Amortization related to:
Other expenses..................................................              (1)              (3)              (7)
                                                                 ---------------  ---------------  ---------------
  Total amortization............................................              (1)              (3)              (7)
                                                                 ---------------  ---------------  ---------------
Unrealized investment gains (losses)............................              --               13                3
Dispositions (1)................................................              --              (47)              --
                                                                 ---------------  ---------------  ---------------
Balance at December 31,.........................................              28               29               66
                                                                 ---------------  ---------------  ---------------
Total DAC and VOBA:
Balance at December 31,.........................................  $        4,348   $        4,743   $        6,043
                                                                 ===============  ===============  ===============

--------

(1) See Note 3.

  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                    ---------------------------
                                        2017          2016
                                    ------------- -------------
                                           (In millions)
                 U.S...............  $        413  $        421
                 MetLife Holdings..         3,930         4,317
                 Corporate & Other.             5             5
                                    ------------- -------------
                   Total...........  $      4,348  $      4,743
                                    ============= =============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                              Years Ended December 31,
                                         ----------------------------------
                                            2017        2016        2015
                                         ----------  ----------  ----------
                                                    (In millions)
   DSI:
   Balance at January 1,................ $      105  $      130  $      122
   Capitalization.......................          1           4           8
   Amortization.........................         (8)        (16)        (21)
   Unrealized investment gains (losses).         (5)          1          21
   Dispositions (1)..................... $       --  $      (14) $       --
                                         ----------  ----------  ----------
   Balance at December 31,.............. $       93  $      105  $      130
                                         ==========  ==========  ==========
   VODA and VOCRA:
   Balance at January 1,................ $      235  $      265  $      295
   Amortization.........................        (28)        (30)        (30)
                                         ----------  ----------  ----------
   Balance at December 31,.............. $      207  $      235  $      265
                                         ==========  ==========  ==========
   Accumulated amortization............. $      250  $      222  $      192
                                         ==========  ==========  ==========

--------

   (1)See Note 3.

  The estimated future amortization expense to be reported in other expenses for the next five years was as follows:

                                              VOBA     VODA and VOCRA
                                          ------------ --------------
                                                 (In millions)
           2018.......................... $          2 $          26
           2019.......................... $          2 $          24
           2020.......................... $          2 $          22
           2021.......................... $          2 $          19
           2022.......................... $          2 $          17

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

U.S.

  For certain policies within its Group Benefits business, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements. The majority of the Company's reinsurance activity within this business relates to client agreements for employer sponsored captive programs, risk-sharing agreements and multinational pooling.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The Company's Retirement and Income Solutions business has periodically engaged in reinsurance activities, on an opportunistic basis. There were no such transactions during the periods presented.

MetLife Holdings

  For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. For the periods presented, the Company reinsured 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount it retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in its results of operations. The Company purchases catastrophe coverage to insure risks issued within territories that it believes are subject to the greatest catastrophic risks.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts, and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2017 and 2016 were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1.9 billion of unsecured unaffiliated reinsurance recoverable balances at both December 31, 2017 and 2016.

  At December 31, 2017, the Company had $2.9 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $2.1 billion, or 72%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2016, the Company had $3.0 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $2.1 billion, or 70%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.4 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The Company has reinsured with an unaffiliated third-party reinsurer 59% of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                          Years Ended December 31,
                                                               ----------------------------------------------
                                                                    2017            2016            2015
                                                               --------------  --------------  --------------
                                                                                (In millions)
Premiums
Direct premiums...............................................  $      23,062   $      21,931   $      21,497
Reinsurance assumed...........................................          1,116           1,687           1,679
Reinsurance ceded.............................................         (1,253)         (1,225)         (1,242)
                                                               --------------  --------------  --------------
  Net premiums................................................  $      22,925   $      22,393   $      21,934
                                                               ==============  ==============  ==============
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.  $       2,492   $       3,006   $       3,050
Reinsurance assumed...........................................             12              60              58
Reinsurance ceded.............................................           (277)           (524)           (524)
                                                               --------------  --------------  --------------
  Net universal life and investment-type product policy fees..  $       2,227   $       2,542   $       2,584
                                                               ==============  ==============  ==============
Other revenues
Direct other revenues.........................................  $         930   $         851   $         875
Reinsurance assumed...........................................             35              (2)              5
Reinsurance ceded.............................................            605             629             656
                                                               --------------  --------------  --------------
  Net other revenues..........................................  $       1,570   $       1,478   $       1,536
                                                               ==============  ==============  ==============
Policyholder benefits and claims
Direct policyholder benefits and claims.......................  $      26,199   $      25,248   $      24,561
Reinsurance assumed...........................................            875           1,496           1,454
Reinsurance ceded.............................................         (1,282)         (1,431)         (1,468)
                                                               --------------  --------------  --------------
  Net policyholder benefits and claims........................  $      25,792   $      25,313   $      24,547
                                                               ==============  ==============  ==============
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances.....  $       2,199   $       2,279   $       2,240
Reinsurance assumed...........................................             49              35              33
Reinsurance ceded.............................................            (13)            (81)            (90)
                                                               --------------  --------------  --------------
  Net interest credited to policyholder account balances......  $       2,235   $       2,233   $       2,183
                                                               ==============  ==============  ==============
Other expenses
Direct other expenses.........................................  $       4,489   $       4,830   $       5,448
Reinsurance assumed...........................................            138             583             340
Reinsurance ceded.............................................            508             390             470
                                                               --------------  --------------  --------------
  Net other expenses..........................................  $       5,135   $       5,803   $       6,258
                                                               ==============  ==============  ==============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                      December 31,
                                   -----------------------------------------------------------------------------------
                                                     2017                                      2016
                                   ----------------------------------------- -----------------------------------------
                                                                     Total                                     Total
                                                                    Balance                                   Balance
                                    Direct    Assumed     Ceded      Sheet    Direct    Assumed     Ceded      Sheet
                                   --------- --------- ----------  --------- --------- --------- ----------  ---------
                                                                           (In millions)
Assets
Premiums, reinsurance and other
 receivables......................  $  2,491  $    448  $  19,159   $ 22,098  $  2,212  $    620  $  19,551   $ 22,383
Deferred policy acquisition costs
 and value of business acquired...     4,581        17       (250)     4,348     4,977        55       (289)     4,743
                                   --------- --------- ----------  --------- --------- --------- ----------  ---------
  Total assets....................  $  7,072  $    465  $  18,909   $ 26,446  $  7,189  $    675  $  19,262   $ 27,126
                                   ========= ========= ==========  ========= ========= ========= ==========  =========
Liabilities
Future policy benefits............  $118,077  $  1,342  $      (4)  $119,415  $113,883  $  1,640  $      (4)  $115,519
Policyholder account balances.....    93,758       181         --     93,939    91,889       577         --     92,466
Other policy-related balances.....     6,914       247         15      7,176     6,727       358         18      7,103
Other liabilities.................     8,498     2,242     16,669     27,409    10,735     2,229     16,533     29,497
                                   --------- --------- ----------  --------- --------- --------- ----------  ---------
  Total liabilities...............  $227,247  $  4,012  $  16,680   $247,939  $223,234  $  4,804  $  16,547   $244,585
                                   ========= ========= ==========  ========= ========= ========= ==========  =========

  In December 2016, the Company recaptured two reinsurance agreements which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 which were reinsured by an unaffiliated company. This recapture resulted in an increase in DAC and VOBA of $95 million, a decrease in premiums, reinsurance and other receivables of $697 million, and a decrease in other liabilities of $713 million. The Company recognized a gain of $72 million, net of income tax, for the year ended December 31, 2016, as a result of this transaction.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $14.3 billion and $14.5 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on reinsurance were $1.9 billion and $2.2 billion at December 31, 2017 and 2016, respectively.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont, Metropolitan Tower Life Insurance Company and GALIC, all of which are related parties. Additionally, the Company has reinsurance agreements with Brighthouse Life Insurance Company ("Brighthouse Insurance"), Brighthouse Life Insurance Company of NY ("Brighthouse NY") and NELICO, former subsidiaries of MetLife, Inc. that were part of the Separation. See Note 2.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                    Years Ended December 31,
                                                              -------------------------------------
                                                                 2017         2016         2015
                                                              ----------- ------------ ------------
                                                                          (In millions)
Premiums
Reinsurance assumed..........................................  $      122  $       727  $       701
Reinsurance ceded............................................       (132)         (45)         (40)
                                                              ----------- ------------ ------------
  Net premiums...............................................  $     (10)  $       682  $       661
                                                              =========== ============ ============
Universal life and investment-type product policy fees
Reinsurance assumed..........................................  $       12  $        60  $        58
Reinsurance ceded............................................        (19)        (138)        (141)
                                                              ----------- ------------ ------------
  Net universal life and investment-type product policy fees.  $      (7)  $      (78)  $      (83)
                                                              =========== ============ ============
Other revenues
Reinsurance assumed..........................................  $       37  $       (1)  $         5
Reinsurance ceded............................................         563          575          607
                                                              ----------- ------------ ------------
  Net other revenues.........................................  $      600  $       574  $       612
                                                              =========== ============ ============
Policyholder benefits and claims
Reinsurance assumed..........................................  $       69  $       697  $       652
Reinsurance ceded............................................       (122)        (110)        (106)
                                                              ----------- ------------ ------------
  Net policyholder benefits and claims.......................  $     (53)  $       587  $       546
                                                              =========== ============ ============
Interest credited to policyholder account balances
Reinsurance assumed..........................................  $       47  $        34  $        32
Reinsurance ceded............................................        (13)         (81)         (90)
                                                              ----------- ------------ ------------
  Net interest credited to policyholder account balances.....  $       34  $      (47)  $      (58)
                                                              =========== ============ ============
Other expenses
Reinsurance assumed..........................................  $       40  $       490  $       245
Reinsurance ceded............................................         600          570          578
                                                              ----------- ------------ ------------
  Net other expenses.........................................  $      640  $     1,060  $       823
                                                              =========== ============ ============

  Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                                     December 31,
                                                                  --------------------------------------------------
                                                                            2017                      2016
                                                                  ------------------------  ------------------------
                                                                    Assumed       Ceded       Assumed       Ceded
                                                                  ----------- ------------  ----------- ------------
                                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables......................  $       47  $    12,762   $      229  $    13,334
Deferred policy acquisition costs and value of business acquired.          --         (180)          38         (198)
                                                                  ----------- ------------  ----------- ------------
  Total assets...................................................  $       47  $    12,582   $      267  $    13,136
                                                                  =========== ============  =========== ============
Liabilities
Future policy benefits...........................................  $      380  $        (4)  $      663  $        (4)
Policyholder account balances....................................         166           --          563           --
Other policy-related balances....................................         104           15          212           18
Other liabilities................................................       1,858       12,970        1,853       13,065
                                                                  ----------- ------------  ----------- ------------
  Total liabilities..............................................  $    2,508  $    12,981   $    3,291  $    13,079
                                                                  =========== ============  =========== ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)

  The Company ceded two blocks of business to an affiliate on a 75% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and were $16 million and $10 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($6) million, ($2) million and $12 million for the years ended December 31, 2017, 2016 and 2015, respectively.

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $0 and $460 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($110) million, $33 million and $47 million for the years ended December 31, 2017, 2016 and 2015, respectively.

  Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and was $882 million and $767 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivative were ($115) million, ($73) million and $404 million for the years ended December 31, 2017, 2016 and 2015, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with these agreements are included within policyholder account balances and were $3 million and $390 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were $263 million, ($32) million and ($55) million for the years ended December 31, 2017, 2016 and 2015, respectively.

  In January 2017, Brighthouse NY and NELICO recaptured risks related to certain variable annuities, including guaranteed minimum benefits, reinsured by the Company. This recapture resulted in a decrease in cash and cash equivalents of $34 million, a decrease in premiums, reinsurance and other receivables of $77 million, a decrease in future policy benefits of $79 million, a decrease in policyholder account balances of $387 million and an increase in other liabilities of $76 million. The Company recognized a gain of $178 million, net of income tax, for the year ended December 31, 2017, as a result of these transactions.

  In January 2017, the Company recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities reinsured by Brighthouse Insurance. This recapture resulted in an increase in investments and cash and cash equivalents of $428 million and a decrease in premiums, reinsurance and other receivables of $565 million. The Company recognized a loss of $89 million, net of income tax, for the year ended December 31, 2017, as a result of this transaction.

  In April 2016, Brighthouse Insurance recaptured risks related to certain single premium deferred annuity contracts from the Company. As a result of this recapture, the significant effects to the Company were a decrease in investments and cash and cash equivalents of $4.3 billion and a decrease in DAC of $87 million, offset by a decrease in other liabilities of $4.0 billion. The Company recognized a loss of $95 million, net of income tax, for the year ended December 31, 2016, as a result of this recapture.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $13 million and $293 million of unsecured affiliated reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $11.5 billion and $11.7 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on affiliated reinsurance were $1.8 billion and $2.2 billion at December 31, 2017 and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


7. Closed Block

  On April 7, 2000 (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan of Reorganization"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

  The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years from the Demutualization Date.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate the impact of related amounts in AOCI) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

  Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company's net income continues to be sensitive to the actual performance of the closed block.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


  Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item.

  Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

                                                                                             December 31,
                                                                                     -----------------------------
                                                                                          2017            2016
                                                                                     --------------  --------------
                                                                                             (In millions)
Closed Block Liabilities
Future policy benefits..............................................................  $      40,463   $      40,834
Other policy-related balances.......................................................            222             257
Policyholder dividends payable......................................................            437             443
Policyholder dividend obligation....................................................          2,121           1,931
Current income tax payable..........................................................             --               4
Other liabilities...................................................................            212             196
                                                                                     --------------  --------------
  Total closed block liabilities....................................................         43,455          43,665
                                                                                     --------------  --------------
Assets Designated to the Closed Block
Investments:
Fixed maturity securities available-for-sale, at estimated fair value...............         27,904          27,220
Equity securities available-for-sale, at estimated fair value.......................             70             100
Mortgage loans......................................................................          5,878           5,935
Policy loans........................................................................          4,548           4,553
Real estate and real estate joint ventures..........................................            613             655
Other invested assets...............................................................            731           1,246
                                                                                     --------------  --------------
  Total investments.................................................................         39,744          39,709
Accrued investment income...........................................................            477             467
Premiums, reinsurance and other receivables; cash and cash equivalents..............             14              86
Current income tax recoverable......................................................             35              --
Deferred income tax assets..........................................................             36             177
                                                                                     --------------  --------------
  Total assets designated to the closed block.......................................         40,306          40,439
                                                                                     --------------  --------------
  Excess of closed block liabilities over assets designated to the closed block.....          3,149           3,226
                                                                                     --------------  --------------
Amounts included in AOCI:
Unrealized investment gains (losses), net of income tax.............................          1,863           1,517
Unrealized gains (losses) on derivatives, net of income tax.........................            (7)              95
Allocated to policyholder dividend obligation, net of income tax....................        (1,379)         (1,255)
                                                                                     --------------  --------------
  Total amounts included in AOCI....................................................            477             357
                                                                                     --------------  --------------
  Maximum future earnings to be recognized from closed block assets and liabilities.  $       3,626   $       3,583
                                                                                     ==============  ==============

  Information regarding the closed block policyholder dividend obligation was as follows:

                                                                       Years Ended December 31,
                                                               ----------------------------------------
                                                                   2017          2016          2015
                                                               ------------- ------------- ------------
                                                                            (In millions)
Balance at January 1,.........................................  $      1,931  $      1,783  $     3,155
Change in unrealized investment and derivative gains (losses).           190           148      (1,372)
                                                               ------------- ------------- ------------
Balance at December 31,.......................................  $      2,121  $      1,931  $     1,783
                                                               ============= ============= ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


   Information regarding the closed block revenues and expenses was as follows:

                                                                                       Years Ended December 31,
                                                                               ----------------------------------------
                                                                                   2017          2016          2015
                                                                               ------------  ------------  ------------
                                                                                             (In millions)
Revenues
Premiums...................................................................... $      1,736  $      1,804  $      1,850
Net investment income.........................................................        1,818         1,902         1,982
Net investment gains (losses).................................................            1           (10)          (23)
Net derivative gains (losses).................................................          (32)           25            27
                                                                               ------------  ------------  ------------
  Total revenues..............................................................        3,523         3,721         3,836
                                                                               ------------  ------------  ------------
Expenses
Policyholder benefits and claims..............................................        2,453         2,563         2,564
Policyholder dividends........................................................          976           953         1,015
Other expenses................................................................          125           133           143
                                                                               ------------  ------------  ------------
  Total expenses..............................................................        3,554         3,649         3,722
                                                                               ------------  ------------  ------------
  Revenues, net of expenses before provision for income tax expense (benefit).          (31)           72           114
Provision for income tax expense (benefit)....................................           12            24            41
                                                                               ------------  ------------  ------------
  Revenues, net of expenses and provision for income tax expense (benefit).... $        (43) $         48  $         73
                                                                               ============  ============  ============

  Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan of Reorganization. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

  Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS") (collectively, "Structured Securities").

                                       December 31, 2017                                    December 31, 2016
                      ---------------------------------------------------- ----------------------------------------------------
                                        Gross Unrealized                                     Gross Unrealized
                       Cost or   -----------------------------  Estimated   Cost or   -----------------------------  Estimated
                      Amortized            Temporary    OTTI      Fair     Amortized            Temporary    OTTI      Fair
                        Cost       Gains    Losses   Losses (1)   Value      Cost       Gains    Losses   Losses (1)   Value
                      ---------- --------- --------- ---------- ---------- ---------- --------- --------- ---------- ----------
                                                                    (In millions)
Fixed maturity securities:
U.S. corporate.......  $  53,291  $  5,037  $   238    $   --    $  58,090  $  52,665  $  4,079  $   586    $   --    $  56,158
U.S. government and
 agency..............     35,021     3,755      231        --       38,545     32,834     3,238      457        --       35,615
Foreign corporate....     24,367     1,655      426        --       25,596     24,596       957    1,196        --       24,357
RMBS.................     21,735     1,039      181       (41)      22,634     22,786       911      290       (10)      23,417
ABS..................      7,808        73       15        --        7,866      7,567        32       95        --        7,504
State and political
 subdivision.........      6,310     1,245        3         1        7,551      6,252       928       44        --        7,136
CMBS.................      5,390       124       26        --        5,488      4,876       118       59        --        4,935
Foreign government...      3,887       641       26        --        4,502      3,565       507       74        --        3,998
                      ---------- --------- --------   -------   ---------- ---------- --------- --------   -------   ----------
 Total fixed
   maturity
   securities........  $ 157,809  $ 13,569  $ 1,146    $  (40)   $ 170,272  $ 155,141  $ 10,770  $ 2,801    $  (10)   $ 163,120
                      ========== ========= ========   =======   ========== ========== ========= ========   =======   ==========
Equity securities:
Common stock.........  $   1,190  $     75  $    14    $   --    $   1,251  $   1,220  $     91  $    12    $   --    $   1,299
Non-redeemable
 preferred stock.....        389        21        3        --          407        565        14       39        --          540
                      ---------- --------- --------   -------   ---------- ---------- --------- --------   -------   ----------
 Total equity
   securities........  $   1,579  $     96  $    17    $   --    $   1,658  $   1,785  $    105  $    51    $   --    $   1,839
                      ========== ========= ========   =======   ========== ========== ========= ========   =======   ==========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $4 million and less than $1 million with unrealized gains (losses) of ($3) million and less than $1 million at December 31, 2017 and 2016, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                 Due After Five
                                   Due After One     Years                               Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten Structured  Maturity
                      Year or Less  Five Years       Years          Years     Securities Securities
                      ------------ ------------- -------------- ------------- ---------- -----------
                                                      (In millions)
Amortized cost.......   $  6,372     $  34,198     $  30,434      $  51,872   $  34,933  $  157,809
Estimated fair value.   $  6,362     $  35,197     $  32,042      $  60,683   $  35,988  $  170,272

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                                December 31, 2017                           December 31, 2016
                                   ------------------------------------------- -------------------------------------------
                                                          Equal to or Greater                         Equal to or Greater
                                    Less than 12 Months     than 12 Months      Less than 12 Months     than 12 Months
                                   --------------------- --------------------- --------------------- ---------------------
                                   Estimated    Gross    Estimated    Gross    Estimated    Gross    Estimated    Gross
                                     Fair     Unrealized   Fair     Unrealized   Fair     Unrealized   Fair     Unrealized
                                     Value      Losses     Value      Losses     Value      Losses     Value      Losses
                                   ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                                                                    (Dollars in millions)
Fixed maturity securities:
U.S. corporate....................  $   3,727   $   57    $   2,523   $  181    $   8,406  $    337   $   2,260  $    249
U.S. government and agency........     13,905       76        3,018      155        6,032       457          --        --
Foreign corporate.................      1,677       43        3,912      383        5,343       336       4,523       860
RMBS..............................      3,673       30        3,332      110        6,662       187       1,707        93
ABS...............................        732        3          358       12        1,482        12       1,714        83
State and political subdivision...        106        1          120        3          943        43          17         1
CMBS..............................        844        6          193       20          922        15         432        44
Foreign government................        247        6          265       20          581        26         309        48
                                   ----------  -------   ----------  -------   ---------- ---------  ---------- ---------
  Total fixed maturity securities.  $  24,911   $  222    $  13,721   $  884    $  30,371  $  1,413   $  10,962  $  1,378
                                   ==========  =======   ==========  =======   ========== =========  ========== =========
Equity securities:
Common stock......................  $      88   $   14    $       2   $   --    $      58  $     12   $      10  $     --
Non-redeemable preferred stock....         42       --           41        3          139         6         120        33
                                   ----------  -------   ----------  -------   ---------- ---------  ---------- ---------
  Total equity securities.........  $     130   $   14    $      43   $    3    $     197  $     18   $     130  $     33
                                   ==========  =======   ==========  =======   ========== =========  ========== =========
Total number of securities in an
 unrealized loss position.........      1,327                 1,108                 3,076                   940
                                   ==========            ==========            ==========            ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

    . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

     With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


     The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

     In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

     Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

     Gross unrealized losses on fixed maturity securities decreased
   $1.7 billion during the year ended December 31, 2017 to $1.1 billion. The decrease in gross unrealized losses for the year ended December 31, 2017 was primarily attributable to narrowing credit spreads and strengthening foreign currencies on non-functional currency denominated fixed maturity securities.

     At December 31, 2017, $109 million of the total $1.1 billion of gross unrealized losses were from 24 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

     Gross unrealized losses on equity securities decreased $34 million during the year ended December 31, 2017 to $17 million.

   Investment Grade Fixed Maturity Securities

     Of the $109 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $68 million, or 62%, were related to gross unrealized losses on 10 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities

     Of the $109 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $41 million, or 38%, were related to gross unrealized losses on 14 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial and utility securities) and CMBS and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainty including concerns over lower oil prices in the energy sector. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates CMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

  Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                 December 31,
                                -----------------------------------------------
                                         2017                    2016
                                ----------------------- -----------------------
                                  Carrying     % of       Carrying     % of
                                   Value       Total       Value       Total
                                ------------ ---------- ------------ ----------
                                             (Dollars in millions)
Mortgage loans:
Commercial.....................  $    35,440      60.6%  $    34,008      60.1%
Agricultural...................       12,712       21.8       12,358       21.9
Residential....................       10,058       17.2        9,895       17.5
                                ------------ ---------- ------------ ----------
  Subtotal (1).................       58,210       99.6       56,261       99.5
Valuation allowances...........        (271)      (0.5)        (267)      (0.5)
                                ------------ ---------- ------------ ----------
  Subtotal mortgage loans, net.       57,939       99.1       55,994       99.0
Residential -- FVO.............          520        0.9          566        1.0
                                ------------ ---------- ------------ ----------
  Total mortgage loans, net....  $    58,459     100.0%  $    56,560     100.0%
                                ============ ========== ============ ==========

--------

    (1)Purchases of mortgage loans, primarily residential, were $3.1 billion and $2.9 billion for the years ended December 31, 2017 and 2016, respectively.

    The Company originates and acquires unaffiliated mortgage loans and simultaneously sells a portion to affiliates under master participation agreements. The aggregate amount of unaffiliated mortgage loan participation interests sold by the Company to affiliates during the years ended
  December 31, 2017, 2016 and 2015 were $2.5 billion, $3.6 billion and
  $3.0 billion, respectively. In connection with the mortgage loan participations, the Company collected mortgage loan principal and interest payments from unaffiliated borrowers on behalf of affiliates and remitted such receipts to the affiliates in the amount of $1.8 billion, $2.1 billion and $1.8 billion during the years ended December 31, 2017, 2016 and 2015, respectively.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on residential -- FVO is presented in Note 10. The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                             Evaluated Collectively for       Impaired
                           Evaluated Individually for Credit Losses                Credit Losses                Loans
                   --------------------------------------------------------  -------------------------- ---------------------
                        Impaired Loans with a       Impaired Loans without a
                         Valuation Allowance          Valuation Allowance
                   -------------------------------- -----------------------
                    Unpaid                            Unpaid                                                        Average
                   Principal   Recorded  Valuation   Principal    Recorded      Recorded    Valuation    Carrying   Recorded
                    Balance   Investment Allowances   Balance    Investment    Investment   Allowances    Value    Investment
                   ---------- ---------- ---------- -----------  ----------- -------------- ----------- ---------- ----------
                                                                 (In millions)
December 31, 2017
Commercial........  $      --  $     --   $     --   $       --   $       --  $      35,440  $      173  $      --  $      5
Agricultural......         22        21          2           27           27         12,664          38         46        32
Residential.......         --        --         --          358          324          9,734          58        324       285
                   ---------- ---------  ---------  -----------  ----------- -------------- ----------- ---------- ---------
  Total...........  $      22  $     21   $      2   $      385   $      351  $      57,838  $      269  $     370  $    322
                   ========== =========  =========  ===========  =========== ============== =========== ========== =========
December 31, 2016
Commercial........  $      --  $     --   $     --   $       12   $       12  $      33,996  $      167  $      12  $     30
Agricultural......         11         9          1           27           27         12,322          37         35        49
Residential.......         --        --         --          265          241          9,654          62        241       188
                   ---------- ---------  ---------  -----------  ----------- -------------- ----------- ---------- ---------
  Total...........  $      11  $      9   $      1   $      304   $      280  $      55,972  $      266  $     288  $    267
                   ========== =========  =========  ===========  =========== ============== =========== ========== =========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $120 million, $60 million and $84 million, respectively, for the year ended December 31, 2015.

  Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                  Commercial    Agricultural   Residential      Total
                                --------------  ------------- ------------- --------------
                                                      (In millions)
Balance at January 1, 2015.....  $         182   $         35  $         41  $         258
Provision (release)............              2              2            30             34
Charge-offs, net of recoveries.            (19)            --          (16)           (35)
                                --------------  ------------- ------------- --------------
Balance at December 31, 2015...            165             37            55            257
Provision (release)............              6              1            23             30
Charge-offs, net of recoveries.             --             --          (16)           (16)
Dispositions (1)...............            (4)             --            --            (4)
                                --------------  ------------- ------------- --------------
Balance at December 31, 2016...            167             38            62            267
Provision (release)............              6              4             8             18
Charge-offs, net of recoveries.             --            (2)          (12)           (14)
                                --------------  ------------- ------------- --------------
Balance at December 31, 2017...  $         173   $         40  $         58  $         271
                                ==============  ============= ============= ==============

--------
(1) See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

     The Company typically uses several years of historical experience in establishing non-specific valuation allowances which capture multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

     All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

     For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

     For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Residential Mortgage Loan Portfolio Segment

     The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

     For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

  Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                       Recorded Investment
                       ----------------------------------------------------
                         Debt Service Coverage Ratios                                Estimated
                       --------------------------------                      % of      Fair          % of
                        > 1.20x      1.00x - 1.20x < 1.00x      Total        Total     Value         Total
                       ----------    ------------- -------    ----------    -------- ----------    ---------
                                                 (Dollars in millions)
December 31, 2017
Loan-to-value ratios:
Less than 65%......... $   29,346      $   1,359   $   198    $   30,903       87.2% $   31,563        87.5%
65% to 75%............      3,245             95       114         3,454         9.7      3,465          9.6
76% to 80%............        149            171        57           377         1.1        363          1.0
Greater than 80%......        400            159       147           706         2.0        665          1.9
                       ----------      ---------   -------    ----------    -------- ----------    ---------
  Total............... $   33,140      $   1,784   $   516    $   35,440      100.0% $   36,056       100.0%
                       ==========      =========   =======    ==========    ======== ==========    =========
December 31, 2016
Loan-to-value ratios:
Less than 65%......... $   29,352      $   1,036   $   564    $   30,952       91.0% $   31,320        91.2%
65% to 75%............      2,522             --       198         2,720         8.0      2,694          7.9
76% to 80%............        116             --        --           116         0.3        115          0.3
Greater than 80%......        118             27        75           220         0.7        214          0.6
                       ----------      ---------   -------    ----------    -------- ----------    ---------
  Total............... $   32,108      $   1,063   $   837    $   34,008      100.0% $   34,343       100.0%
                       ==========      =========   =======    ==========    ======== ==========    =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                          ---------------------------------------------------
                                    2017                      2016
                          ------------------------- -------------------------
                            Recorded       % of       Recorded       % of
                           Investment      Total     Investment      Total
                          ------------- ----------- ------------- -----------
                                         (Dollars in millions)
   Loan-to-value ratios:
   Less than 65%......... $      12,082       95.0% $      11,829       95.7%
   65% to 75%............           581         4.6           424         3.4
   76% to 80%............            40         0.3            17         0.2
   Greater than 80%......             9         0.1            88         0.7
                          ------------- ----------- ------------- -----------
     Total............... $      12,712      100.0% $      12,358      100.0%
                          ============= =========== ============= ===========

    The estimated fair value of agricultural mortgage loans was $12.8 billion and $12.5 billion at December 31, 2017 and 2016, respectively.

  Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                              December 31,
                          ----------------------------------------------------
                                     2017                      2016
                          -------------------------- -------------------------
                             Recorded       % of       Recorded       % of
                            Investment      Total     Investment      Total
                          -------------- ----------- ------------- -----------
                                         (Dollars in millions)
 Performance indicators:
 Performing..............  $       9,614       95.6%  $      9,563       96.6%
 Nonperforming...........            444         4.4           332         3.4
                          -------------- ----------- ------------- -----------
   Total.................  $      10,058      100.0%  $      9,895      100.0%
                          ============== =========== ============= ===========

     The estimated fair value of residential mortgage loans was $10.6 billion and $10.3 billion at December 31, 2017 and 2016, respectively.

  Past Due and Nonaccrual Mortgage Loans

      The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The past due and nonaccrual mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

                                                   Greater than 90 Days Past Due and
                           Past Due                     Still Accruing Interest                   Nonaccrual
              ----------------------------------- ----------------------------------- -----------------------------------
              December 31, 2017 December 31, 2016 December 31, 2017 December 31, 2016 December 31, 2017 December 31, 2016
              ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                             (In millions)
Commercial...        $       --        $       --        $       --        $       --        $       --        $       --
Agricultural.               134               127               125               104                36                23
Residential..               444               332                --                --               444               332
              ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
   Total.....        $      578        $      459        $      125        $      104        $      480        $      355
              ================= ================= ================= ================= ================= =================

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring.

    For the year ended December 31, 2017, the Company had 500 residential mortgage loans modified in a troubled debt restructuring with carrying value after specific valuation allowance of $120 million and $108 million pre-modification and post-modification, respectively. For the year ended December 31, 2016, the Company had 557 residential mortgage loans modified in a troubled debt restructuring with carrying value after specific valuation allowance of $136 million and $122 million pre-modification and post-modification, respectively. For the years ended December 31, 2017 and 2016, the Company did not have a significant amount of agricultural mortgage loans and no commercial mortgage loans modified in a troubled debt restructuring.

    For both the years ended December 31, 2017 and 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring with subsequent payment default.

Other Invested Assets

    Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), tax credit and renewable energy partnerships, loans to affiliates, annuities funding structured settlement claims and leveraged and direct financing leases. See "-- Related Party Investment Transactions" for information regarding loans to affiliates and annuities funding structured settlement claims.

  Tax Credit Partnerships

    The carrying value of tax credit partnerships was $1.8 billion and $1.7 billion at December 31, 2017 and 2016, respectively. Losses from tax credit partnerships included within net investment income were $259 million, $166 million, and $163 million for the years ended December 31, 2017, 2016 and 2015, respectively.

  Leveraged and Direct Financing Leases

    Investment in leveraged and direct financing leases consisted of the following at:

                                                                  December 31,
                                                  --------------------------------------------
                                                          2017                   2016
                                                  --------------------- ----------------------
                                                               Direct                Direct
                                                   Leveraged  Financing  Leveraged  Financing
                                                    Leases     Leases     Leases     Leases
                                                  ----------- --------- ----------- ----------
                                                                 (In millions)
Rental receivables, net..........................  $      911  $    278  $    1,171  $     300
Estimated residual values........................         649        42         690         42
                                                  ----------- --------- ----------- ----------
  Subtotal.......................................       1,560       320       1,861        342
Unearned income..................................       (448)     (113)       (572)      (127)
                                                  ----------- --------- ----------- ----------
  Investment in leases, net of non-recourse debt.  $    1,112  $    207  $    1,289  $     215
                                                  =========== ========= =========== ==========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years but in certain circumstances can be over 25 years, while the payment periods for direct financing leases range from one to 20 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2017 and 2016, all leveraged lease receivables and direct financing rental receivables were performing.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The deferred income tax liability related to leveraged leases was $875 million and $1.3 billion at December 31, 2017 and 2016, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $3.1 billion and $4.7 billion at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI, future policy benefits and the policyholder dividend obligation that would result from the realization of the unrealized gains (losses) are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses) included in AOCI, were as follows:

                                                                                           Years Ended December 31,
                                                                                   ---------------------------------------
                                                                                       2017          2016          2015
                                                                                   ------------  ------------  -----------
                                                                                                (In millions)
Fixed maturity securities.........................................................  $    12,349   $     7,912   $    7,331
Fixed maturity securities with noncredit OTTI losses included in AOCI.............           40            10          (39)
                                                                                   ------------  ------------  -----------
  Total fixed maturity securities.................................................       12,389         7,922        7,292
Equity securities.................................................................          119            72           27
Derivatives.......................................................................        1,396         2,244        2,208
Other.............................................................................            1            16          137
                                                                                   ------------  ------------  -----------
  Subtotal........................................................................       13,905        10,254        9,664
                                                                                   ------------  ------------  -----------
Amounts allocated from:
Future policy benefits............................................................          (19)           (9)          (7)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI..................           --            (1)          --
DAC, VOBA and DSI.................................................................         (790)         (569)        (572)
Policyholder dividend obligation..................................................       (2,121)       (1,931)      (1,783)
                                                                                   ------------  ------------  -----------
  Subtotal........................................................................       (2,930)      (2,510)       (2,362)
Deferred income tax benefit (expense) related to noncredit OTTI losses
 recognized in AOCI...............................................................         (14)           (3)           14
Deferred income tax benefit (expense).............................................       (3,704)       (2,690)      (2,542)
                                                                                   ------------  ------------  -----------
  Net unrealized investment gains (losses)........................................        7,257         5,051        4,774
Net unrealized investment gains (losses) attributable to noncontrolling interests.           --            --           (1)
                                                                                   ------------  ------------  -----------
  Net unrealized investment gains (losses) attributable to Metropolitan Life
   Insurance Company..............................................................  $     7,257   $     5,051   $    4,773
                                                                                   ============  ============  ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                      -------------------------------------
                                                                                          2017         2016         2015
                                                                                      -----------  -----------  -----------
                                                                                                  (In millions)
Balance at January 1,................................................................  $    5,051   $    4,773   $    7,273
Fixed maturity securities on which noncredit OTTI losses have been recognized........          30           49           27
Unrealized investment gains (losses) during the year.................................       3,621          541       (7,580)
Unrealized investment gains (losses) relating to:
Future policy benefits...............................................................         (10)          (2)       1,957
DAC and VOBA related to noncredit OTTI losses recognized in AOCI.....................           1           (1)           3
DAC, VOBA and DSI....................................................................        (221)           3          346
Policyholder dividend obligation.....................................................        (190)        (148)       1,372
Deferred income tax benefit (expense) related to noncredit OTTI losses
 recognized in AOCI..................................................................         (11)         (17)         (11)
Deferred income tax benefit (expense)................................................      (1,014)        (148)       1,386
                                                                                      -----------  -----------  -----------
  Net unrealized investment gains (losses)...........................................       7,257        5,050        4,773
Net unrealized investment gains (losses) attributable to noncontrolling
 interests...........................................................................          --            1           --
                                                                                      -----------  -----------  -----------
Balance at December 31,..............................................................  $    7,257   $    5,051   $    4,773
                                                                                      ===========  ===========  ===========
Change in net unrealized investment gains (losses)...................................  $    2,206   $      277   $   (2,500)
Change in net unrealized investment gains (losses) attributable to noncontrolling
 interests...........................................................................          --            1           --
                                                                                      -----------  -----------  -----------
Change in net unrealized investment gains (losses) attributable to Metropolitan Life
 Insurance Company...................................................................  $    2,206   $      278   $   (2,500)
                                                                                      ===========  ===========  ===========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                            December 31,
                                                       -----------------------
                                                          2017        2016
                                                       ----------- -----------
                                                            (In millions)
 Securities on loan: (1)
   Amortized cost..................................... $    13,887 $    15,694
   Estimated fair value............................... $    14,852 $    16,496
 Cash collateral received from counterparties (2)..... $    15,170 $    16,807
 Security collateral received from counterparties (3). $        11 $        14
 Reinvestment portfolio -- estimated fair value....... $    15,188 $    16,821

--------

(1)Included within fixed maturity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements was as follows at:

                                                            December 31, 2017                      December 31, 2016
                                                    -------------------------------------- --------------------------------------
                                                    Remaining Tenor of Securities          Remaining Tenor of Securities
                                                       Lending Agreements                     Lending Agreements
                                                    -----------------------------          -----------------------------
                                                                          Over                                   Over
                                                               1 Month   1 to 6                       1 Month   1 to 6
                                                    Open (1)   or Less   Months    Total   Open (1)   or Less   Months    Total
                                                    --------   -------   -------  -------- --------   -------   -------  --------
                                                                               (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency......................... $ 2,927    $ 5,279   $ 6,964  $ 15,170 $ 4,033    $ 5,640   $ 7,134  $ 16,807
                                                    =======     =======  =======  ======== =======     =======  =======  ========

--------

(1) The related loaned security could be returned to the Company on the next business day, which would require the Company to immediately return the cash collateral.

  If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2017 was $2.9 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

  The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. government and agency securities, ABS and U.S. corporate securities) and short-term investments with 62% invested in agency RMBS, U.S. government and agency securities, short-term investments, cash equivalents or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Repurchase Agreements

  Elements of the short-term repurchase agreements are presented below at:

                                                        December 31, 2017
                                                        -----------------
                                                          (In millions)
      Securities on loan: (1)
          Amortized cost...............................   $        900
          Estimated fair value.........................   $      1,031
      Cash collateral received from counterparties (2).   $      1,000
      Reinvestment portfolio -- estimated fair value...   $      1,000

--------

(1) Included within fixed maturity securities, short-term investments and cash equivalents.

(2) Included within payables for collateral under securities loaned and other transactions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements was as follows at:

                                                         December 31, 2017
                                                       ---------------------
                                                       Remaining
                                                        Tenor of
                                                       Repurchase
                                                       Agreements
                                                       ----------
                                                        1 Month
                                                        or Less     Total
                                                       ---------- ----------
                                                           (In millions)
   Cash collateral liability by loaned security type:
   U.S. government and agency......................... $    1,000 $    1,000
                                                       ========== ==========

  The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including U.S. government and agency securities, agency RMBS and ABS), short-term investments and cash equivalents, with 66% invested in U.S. government and agency securities, agency RMBS, short-term investments, cash equivalents or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                   December 31,
                                                              -----------------------
                                                                 2017        2016
                                                              ----------- -----------
                                                                   (In millions)
Invested assets on deposit (regulatory deposits)............. $        49 $        47
Invested assets pledged as collateral (1)....................      20,775      20,750
                                                              ----------- -----------
  Total invested assets on deposit and pledged as collateral. $    20,824 $    20,797
                                                              =========== ===========

--------

(1) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4), derivative transactions (see Note 9) and secured debt (See Note 11).

  See "-- Securities Lending" and "-- Repurchase Agreements" for information regarding securities on loan and Note 7 for information regarding investments designated to the closed block.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The Company's PCI investments were as follows at:

                                                         December 31,
                                                   -------------------------
                                                       2017         2016
                                                   ------------ ------------
                                                   Fixed Maturity Securities
                                                   -------------------------
                                                         (In millions)
   Outstanding principal and interest balance (1). $      4,607 $      5,859
   Carrying value (2)............................. $      3,825 $      4,598

--------

(1)Represents the contractually required payments, which include contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI investments acquired during the periods indicated:

                                                       Years Ended December 31,
                                                       -------------------------
                                                          2017         2016
                                                       ----------  ------------
                                                       Fixed Maturity Securities
                                                       -------------------------
                                                            (In millions)
 Contractually required payments (including interest). $      107  $      1,831
 Cash flows expected to be collected (1).............. $       78  $      1,644
 Fair value of investments acquired................... $       72  $      1,206

--------

(1)Represents undiscounted principal and interest cash flow expectations at the date of acquisition.

  The following table presents activity for the accretable yield on PCI investments:

                                                      Years Ended December 31,
                                                     --------------------------
                                                         2017          2016
                                                     ------------  ------------
                                                      Fixed Maturity Securities
                                                     --------------------------
                                                            (In millions)
Accretable yield, January 1,........................ $      1,678  $      1,784
Investments purchased...............................            6           438
Accretion recognized in earnings....................         (273)         (277)
Disposals...........................................          (42)         (138)
Reclassification (to) from nonaccretable difference.          102          (129)
                                                     ------------  ------------
Accretable yield, December 31,...................... $      1,471  $      1,678
                                                     ============  ============

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $11.5 billion at December 31, 2017. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $2.9 billion at December 31, 2017. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2017 and 2016. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2017, 2016 and 2015. Aggregate total assets of these entities totaled $450.0 billion and $385.3 billion at December 31, 2017 and 2016, respectively. Aggregate total liabilities of these entities totaled
$59.5 billion and $48.5 billion at December 31, 2017 and 2016, respectively. Aggregate net income (loss) of these entities totaled $35.0 billion, $27.6 billion and $23.4 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

  Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to investment related VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2017 and 2016.

                                                  December 31,
                                  ---------------------------------------------
                                           2017                   2016
                                  ---------------------- ----------------------
                                    Total       Total      Total       Total
                                    Assets   Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
                                                  (In millions)
Real estate joint ventures (1)... $    1,077   $   --    $    1,124   $    --
Renewable energy partnership (2).        116        3            --        --
Other investments (3)............         32        6            62        12
                                  ---------- ----------- ---------- -----------
  Total.......................... $    1,225   $    9    $    1,186   $    12
                                  ========== =========== ========== ===========

--------

(1) The Company consolidates certain affiliated real estate joint ventures. At both December 31, 2017 and 2016, the Company and its affiliates invested $1.0 billion and $85 million, respectively, in these affiliated real estate joint ventures.

(2) Assets of the renewable energy partnership, primarily consisting of other invested assets, were consolidated in prior periods. As a result of the Separation and a reassessment in 2017, the renewable energy partnership was determined to be a consolidated VIE.

(3) Other investments is comprised primarily of other invested assets. The Company consolidates entities that are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                            December 31,
                                     -----------------------------------------------------------
                                                 2017                          2016
                                     ----------------------------- -----------------------------
                                                       Maximum                       Maximum
                                         Carrying     Exposure         Carrying     Exposure
                                        Amount         to Loss (1)    Amount         to Loss (1)
                                     ------------- --------------- ------------- ---------------
                                                            (In millions)
Fixed maturity securities AFS:
  Structured Securities (2)......... $      34,284  $      34,284  $      34,912  $      34,912
  U.S. and foreign corporate........         1,166          1,166          1,167          1,167
Other limited partnership interests.         3,561          5,765          3,383          5,674
Other invested assets...............         2,172          2,506          2,089          2,666
Real estate joint ventures..........            38             43             81             95
                                     ------------- --------------- ------------- ---------------
  Total............................. $      41,221  $      43,764  $      41,632  $      44,514
                                     ============= =============== ============= ===============

--------

(1) The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $117 million and $150 million at December 31, 2017 and 2016, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

    As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during each of the years ended December 31, 2017, 2016 and 2015.

    During 2017, the Company securitized certain residential mortgage loans and acquired an interest in the related RMBS issued. While the Company has a variable interest in the issuer of the securities, it is not the primary beneficiary of the issuer of the securities since it does not have any rights to remove the servicer or veto rights over the servicer's actions. The carrying value and the estimated fair value of mortgage loans sold during 2017 were $319 million and $339 million, respectively, resulting in a gain of $20 million during the year ended December 31, 2017, which was included within net investment gains (losses). The estimated fair value of RMBS acquired in connection with the securitization was $52 million. Included in the carrying amount and maximum exposure to loss for Structured Securities presented above at December 31, 2017 were $51 million of such investments. See Note 10 for information on how the estimated fair value of mortgage loans and RMBS is determined, the valuation approaches and key inputs, their placement in the fair value hierarchy, and for certain RMBS, quantitative information about the significant unobservable inputs and the sensitivity of their estimated fair value to changes in those inputs.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                        Years Ended December 31,
                                                   -----------------------------------
                                                      2017        2016        2015
                                                   ----------- ----------- -----------
                                                              (In millions)
Investment income:
Fixed maturity securities......................... $     7,057 $     7,653 $     7,930
Equity securities.................................          97          90          91
Mortgage loans....................................       2,647       2,539       2,514
Policy loans......................................         310         404         435
Real estate and real estate joint ventures........         446         488         743
Other limited partnership interests...............         625         413         519
Cash, cash equivalents and short-term investments.          74          43          25
Operating joint venture...........................          19           9           9
Other.............................................         133         207         149
                                                   ----------- ----------- -----------
  Subtotal........................................      11,408      11,846      12,415
Less: Investment expenses.........................         895         763         876
                                                   ----------- ----------- -----------
  Net investment income........................... $    10,513 $    11,083 $    11,539
                                                   =========== =========== ===========

    See "-- Variable Interest Entities" for discussion of consolidated securitization entities ("CSEs").

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                                             Years Ended December 31,
                                                                        ----------------------------------
                                                                           2017        2016        2015
                                                                        ----------  ----------  ----------
                                                                                   (In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized -- by sector and industry:
U.S. and foreign corporate securities -- by industry:
Consumer............................................................... $       (5) $       --  $      (21)
Industrial.............................................................         --         (58)         --
Utility................................................................         --         (20)        (15)
Communications.........................................................         --          (3)         --
                                                                        ----------  ----------  ----------
  Total U.S. and foreign corporate securities..........................         (5)        (81)        (36)
RMBS...................................................................         --         (16)        (17)
State and political subdivision........................................         (1)         --          (1)
                                                                        ----------  ----------  ----------
  OTTI losses on fixed maturity securities recognized in earnings......         (6)        (97)        (54)
Fixed maturity securities -- net gains (losses) on sales and disposals.         23         169        (114)
                                                                        ----------  ----------  ----------
  Total gains (losses) on fixed maturity securities....................         17          72        (168)
                                                                        ----------  ----------  ----------
Total gains (losses) on equity securities:
Total OTTI losses recognized -- by sector:
Common stock...........................................................        (23)        (75)        (37)
Non-redeemable preferred stock.........................................         (1)         --          --
                                                                        ----------  ----------  ----------
  OTTI losses on equity securities recognized in earnings..............        (24)        (75)        (37)
Equity securities -- net gains (losses) on sales and disposals.........          7          19          --
                                                                        ----------  ----------  ----------
  Total gains (losses) on equity securities............................        (17)        (56)        (37)
                                                                        ----------  ----------  ----------
Mortgage loans.........................................................        (34)        (20)        (90)
Real estate and real estate joint ventures.............................        607         142         430
Other limited partnership interests....................................        (52)        (59)        (66)
Other..................................................................       (115)        (32)        (18)
                                                                        ----------  ----------  ----------
  Subtotal.............................................................        406          47          51
                                                                        ----------  ----------  ----------
Non-investment portfolio gains (losses)................................        (72)         85         208
                                                                        ----------  ----------  ----------
  Total net investment gains (losses).................................. $      334  $      132  $      259
                                                                        ==========  ==========  ==========

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

    Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($142) million, $89 million and $125 million for the years ended December 31, 2017, 2016 and 2015, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                       Years Ended December 31,
                                 -------------------------------------------------------------------
                                    2017        2016        2015        2017       2016       2015
                                 ----------  ----------  ----------  ---------  ---------  ---------
                                      Fixed Maturity Securities             Equity Securities
                                 ----------------------------------  -------------------------------
                                                              (In millions)
Proceeds........................ $   34,483  $   58,812  $   60,957  $     738  $     146  $     105
                                 ==========  ==========  ==========  =========  =========  =========
Gross investment gains.......... $      278  $      755  $      584  $      18  $      28  $      28
Gross investment losses.........       (255)       (586)       (698)       (11)        (9)       (28)
OTTI losses.....................         (6)        (97)        (54)       (24)       (75)       (37)
                                 ----------  ----------  ----------  ---------  ---------  ---------
  Net investment gains (losses). $       17  $       72  $     (168) $     (17) $     (56) $     (37)
                                 ==========  ==========  ==========  =========  =========  =========

  Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                      Years Ended December 31,
                                                                                                      ----------------------
                                                                                                         2017         2016
                                                                                                      ----------   ----------
                                                                                                            (In millions)
Balance at January 1,................................................................................ $      157   $      188
Additions:
  Initial impairments -- credit loss OTTI on securities not previously impaired......................          1            1
  Additional impairments -- credit loss OTTI on securities previously impaired.......................         --           13
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI.        (47)         (43)
  Securities impaired to net present value of expected future cash flows.............................         --           (1)
  Increase in cash flows -- accretion of previous credit loss OTTI...................................         (1)          (1)
                                                                                                      ----------   ----------
Balance at December 31,.............................................................................. $      110   $      157
                                                                                                      ==========   ==========

  Related Party Investment Transactions

    The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                         Years Ended December 31,
                                                                      ------------------------------
                                                                        2017      2016       2015
                                                                      -------- ---------- ----------
                                                                              (In millions)
 Estimated fair value of invested assets transferred to affiliates... $    453 $    5,678 $    1,003
 Amortized cost of invested assets transferred to affiliates......... $    416 $    5,338 $      941
 Net investment gains (losses) recognized on transfers............... $     37 $      340 $       62
 Estimated fair value of invested assets transferred from affiliates. $    306 $    1,583 $      237

    In January 2017, the Company received transferred investments with an estimated fair value of $292 million, which are included in the table above, in addition to $275 million in cash related to the recapture of risks from minimum benefit guarantees on certain variable annuities previously reinsured by Brighthouse Insurance. In April 2016, the Company transferred investments and cash and cash equivalents with an amortized cost and estimated fair value of $4.0 billion and $4.3 billion,

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  respectively, for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to Brighthouse Insurance, which are included in the table above. Also, in November 2016, the Company transferred investments and cash and cash equivalents with an amortized cost and estimated fair value of $863 million and $933 million, respectively, for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to Brighthouse NY, which are included in the table above. See Note 6 for additional information related to these transfers.

    The unpaid principal balance of MetLife, Inc. affiliated loans held by the Company totals $1.8 billion, bear interest at the following fixed rates, payable semiannually, and are due as follows: $500 million at 3.54% due on June 30, 2019, $250 million at 3.57% due on October 1, 2019, $358 million at 5.64% due on July 15, 2021 and $467 million at 5.86% due on December 16, 2021. In September 2016, an affiliated loan for $250 million matured and, subsequently, a new loan was issued for $250 million, which bears interest, payable semiannually, at a fixed rate of 3.03% and matures on September 30, 2020. The carrying value of these MetLife, Inc. affiliated loans totaled $1.8 billion at both December 31, 2017 and 2016, and are included in other invested assets. Net investment income from these affiliated loans was $78 million, $91 million and $95 million for the years ended December 31, 2017, 2016 and 2015, respectively.

    As a structured settlements assignment company, the Company purchases annuities from Brighthouse to fund the periodic structured settlement claim payment obligations it assumes. Each annuity purchased is contractually designated to the assumed claim obligation it funds. The aggregate annuity contract values recorded, for which the Company has also recorded unpaid claim obligations of equal amounts, were $1.3 billion at both December 31, 2017 and 2016. The related net investment income and corresponding policyholder benefits and claims recognized were $69 million and $64 million for the years ended December 31, 2017 and 2016, respectively.

    The Company holds a surplus note from American Life Insurance Company, an affiliate, which was included in other invested assets, with a carrying value of $100 million at both December 31, 2017 and 2016. The loan, which bears interest at a fixed rate of 3.17%, payable semiannually, is due on June 30, 2020. Net investment income from this surplus note was $3 million for each of the three years ended December 31, 2017, 2016 and 2015.

    The Company holds preferred stock of Metropolitan Property and Casualty Insurance Company, an affiliate, which was included in other invested assets, with a carrying value of $315 million at both December 31, 2017 and 2016. Dividends are payable quarterly at a variable rate. Net investment income from the affiliated preferred stock dividends was $6 million, $5 million and $4 million for the years ended December 31, 2017, 2016 and 2015, respectively.

    In March 2017, the Company purchased from Brighthouse Insurance an interest in an operating joint venture for $286 million, which was settled in cash in April 2017.

    The Company provides investment administrative services to certain affiliates. The related investment administrative service charges to these affiliates were $73 million, $172 million and $157 million for the years ended December 31, 2017, 2016 and 2015, respectively.

    See "-- Variable Interest Entities" for information on investments in affiliated real estate joint ventures.

    See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliates.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

  The Company uses structured interest rate swaps to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. government and agency, or other fixed maturity security. Structured interest rate swaps are included in interest rate swaps and are not designated as hedging instruments.

  Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

  The Company purchases interest rate caps primarily to protect its floating rate liabilities against rises in interest rates above a specified level and against interest rate exposure arising from mismatches between assets and liabilities, and interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

  Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and nonqualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  A synthetic guaranteed interest contract ("GIC") is a contract that simulates the performance of a traditional GIC through the use of financial instruments. Under a synthetic GIC, the policyholder owns the underlying assets. The Company guarantees a rate of return on those assets for a premium. Synthetic GICs are not designated as hedging instruments.

Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency exchange rate derivatives, including foreign currency swaps and foreign currency forwards, to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

  In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

  In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in nonqualifying hedging relationships.

Credit Derivatives

  The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations and involuntary restructuring for corporate obligors, as well as repudiation, moratorium or governmental intervention for sovereign obligors. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

  The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities, or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  The Company also entered into certain purchased and written credit default swaps held in relation to trading portfolios for the purpose of generating profits on short-term differences in price. These credit default swaps were not designated as hedging instruments. As of December 31, 2016, the Company no longer maintained a trading portfolio for derivatives.

  The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these transactions as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Equity Derivatives

  The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

  Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the underlying equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

  Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

  In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

  In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the primary underlying risk exposure, gross notional amount and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                        December 31,
                                                            --------------------------------------------------------------------
                                                                          2017                               2016
                                                            --------------------------------- ----------------------------------
                                                                        Estimated Fair Value               Estimated Fair Value
                                                                       ----------------------             ----------------------
                                                              Gross                             Gross
                                                             Notional                          Notional
                          Primary Underlying Risk Exposure    Amount    Assets    Liabilities   Amount     Assets    Liabilities
                          --------------------------------  ---------- --------- ------------ ----------- --------- ------------
                                                                                       (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate swaps...... Interest rate....................  $   3,826  $  2,289   $       3   $    4,993  $  2,221   $       6
Foreign currency swaps... Foreign currency exchange rate...      1,082        47          17        1,200        29         224
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Subtotal.................................................       4,908     2,336          20        6,193     2,250         230
                                                            ---------- ---------  ----------  ----------- ---------  ----------
Cash flow hedges:
Interest rate swaps...... Interest rate....................      3,337       234          --        1,793       325          26
Interest rate forwards... Interest rate....................      3,333        --         127        4,033        --         370
Foreign currency swaps... Foreign currency exchange rate...     22,287       795       1,078       20,080     1,435       1,604
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Subtotal................                                       28,957     1,029       1,205       25,906     1,760       2,000
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Total qualifying hedges..................................      33,865     3,365       1,225       32,099     4,010       2,230
                                                            ---------- ---------  ----------  ----------- ---------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments:
Interest rate swaps...... Interest rate....................     43,028     1,722         336       32,662     2,514         879
Interest rate floors..... Interest rate....................      7,201        91          --        9,001       173           2
Interest rate caps....... Interest rate....................     53,079        78           2       78,358       112           3
Interest rate futures.... Interest rate....................      2,257         1           2        2,342         3          --
Interest rate options.... Interest rate....................      7,525       142          11          850       144           1
Interest rate forwards... Interest rate....................         --        --          --          396        --           3
Interest rate total
 return swaps............ Interest rate....................      1,048         8           2        1,549         2         127
Synthetic GICs........... Interest rate....................     11,318        --          --        5,566        --          --
Foreign currency swaps... Foreign currency exchange rate...      6,739       547         164        8,175     1,247          58
Foreign currency forwards Foreign currency exchange rate...        961        16           7        1,396        52          18
Credit default swaps --
 purchased............... Credit...........................        980         7           8          961        12           6
Credit default swaps --
 written................. Credit...........................      7,874       181          --        8,025       119           8
Equity futures........... Equity market....................      1,282         5           1        1,851        10          --
Equity index options..... Equity market....................     14,408       384         476       11,119       260         426
Equity variance swaps.... Equity market....................      3,530        45         169        5,579        69         193
Equity total return swaps Equity market....................      1,077        --          39        1,013         1          42
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Total non-designated or nonqualifying derivatives........     162,307     3,227       1,217      168,843     4,718       1,766
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Total....................................................   $ 196,172  $  6,592   $   2,442   $  200,942  $  8,728   $   3,996
                                                            ========== =========  ==========  =========== =========  ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2017 and 2016. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps and interest rate swaps that are used to synthetically create investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                                 Years Ended December 31,
                                                         ----------------------------------------
                                                            2017           2016           2015
                                                         ----------- ----------------  ----------
                                                                      (In millions)
Freestanding derivatives and hedging gains (losses) (1).  $    (771)  $          (715)  $     463
Embedded derivatives gains (losses).....................         427             (423)        418
                                                         ----------- ----------------  ----------
 Total net derivative gains (losses)....................  $    (344)  $       (1,138)   $     881
                                                         =========== ================  ==========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                                           Years Ended December 31,
                                                    --------------------------------------
                                                       2017         2016          2015
                                                    ----------- ------------  ------------
                                                                (In millions)
Qualifying hedges:
Net investment income..............................  $      302  $       280   $       227
Interest credited to policyholder account balances.        (64)           (1)           28
Nonqualifying hedges:
Net investment income..............................          --          (1)           (5)
Net derivative gains (losses)......................         406          577           518
Policyholder benefits and claims...................           5            4             2
                                                    ----------- ------------  ------------
 Total.............................................  $      649  $       859   $       770
                                                    =========== ============  ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or not qualifying as hedging instruments:

                                                 Net          Net      Policyholder
                                              Derivative   Investment  Benefits and
                                            Gains (Losses) Income (1)   Claims (2)
                                            -------------- ----------  ------------
                                                         (In millions)
Year Ended December 31, 2017
Interest rate derivatives..................   $    (343)    $       1   $       --
Foreign currency exchange rate derivatives.        (746)           --           --
Credit derivatives -- purchased............         (16)           --           --
Credit derivatives -- written..............          102           --           --
Equity derivatives.........................        (536)          (6)        (216)
                                            -------------- ----------  ------------
 Total.....................................   $  (1,539)    $     (5)   $    (216)
                                            ============== ==========  ============
Year Ended December 31, 2016
Interest rate derivatives..................   $  (1,088)    $      --   $       --
Foreign currency exchange rate derivatives.          726           --           --
Credit derivatives -- purchased............         (23)           --           --
Credit derivatives -- written..............           48           --           --
Equity derivatives.........................        (457)         (14)         (94)
                                            -------------- ----------  ------------
 Total.....................................   $    (794)    $    (14)   $     (94)
                                            ============== ==========  ============
Year Ended December 31, 2015
Interest rate derivatives..................   $    (243)    $      --   $       --
Foreign currency exchange rate derivatives.          678           --           --
Credit derivatives -- purchased............           17           (3)          --
Credit derivatives -- written..............         (57)           --           --
Equity derivatives.........................        (152)         (11)           --
                                            -------------- ----------  ------------
 Total.....................................   $      243    $    (14)   $       --
                                            ============== ==========  ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures and derivatives held in relation to trading portfolios. As of December 31, 2016, the Company no longer maintained a trading portfolio for derivatives.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets and liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                         Net Derivative  Net Derivative Ineffectiveness
                                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value           Hedged Items in Fair Value             Recognized    Recognized for Net Derivative
Hedging Relationships                 Hedging Relationships              for Derivatives  Hedged Items  Gains (Losses)
------------------------- ---------------------------------------------- --------------- -------------- ---------------
                                                                                         (In millions)
Year Ended December 31, 2017
Interest rate swaps:      Fixed maturity securities.....................          $    4          $ (5)           $ (1)
                          Policyholder liabilities (1)..................            (69)            134              65
Foreign currency swaps:   Foreign-denominated fixed maturity securities.            (24)             27               3
                          Foreign-denominated policyholder account
                           balances (2).................................              65           (43)              22
                                                                         --------------- -------------- ---------------
  Total...............................................................            $ (24)          $ 113           $  89
                                                                         =============== ============== ===============
Year Ended December 31, 2016
Interest rate swaps:      Fixed maturity securities.....................          $    8          $ (9)           $ (1)
                          Policyholder liabilities (1)..................           (109)             90            (19)
Foreign currency swaps:   Foreign-denominated fixed maturity securities.              10            (9)               1
                          Foreign-denominated policyholder account
                           balances (2).................................            (95)             92             (3)
                                                                         --------------- -------------- ---------------
  Total...............................................................            $(186)          $ 164           $(22)
                                                                         =============== ============== ===============
Year Ended December 31, 2015
Interest rate swaps:      Fixed maturity securities.....................          $    4          $  --           $   4
                          Policyholder liabilities (1)..................             (4)            (6)            (10)
Foreign currency swaps:   Foreign-denominated fixed maturity securities.              14            (5)               9
                          Foreign-denominated policyholder account
                           balances (2).................................           (240)            231             (9)
                                                                         --------------- -------------- ---------------
  Total...............................................................            $(226)          $ 220           $ (6)
                                                                         =============== ============== ===============

--------

(1)Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $20 million, $17 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively.

  At both December 31, 2017 and 2016, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  At December 31, 2017 and 2016, the balance in AOCI associated with cash flow hedges was $1.4 billion and $2.2 billion, respectively.

   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

                                                   Amount and Location       Amount and Location
                            Amount of Gains         of Gains (Losses)         of Gains (Losses)
Derivatives in Cash Flow  (Losses)Deferred in       Reclassified from       Recognized in Income
Hedging Relationships     AOCI on Derivatives    AOCI into Income (Loss)    (Loss) on Derivatives
------------------------  ------------------- ----------------------------- ---------------------
                          (Effective Portion)      (Effective Portion)      (Ineffective Portion)
-                         ------------------- ----------------------------- ---------------------
                                              Net Derivative Net Investment    Net Derivative
                                              Gains (Losses)     Income        Gains (Losses)
                                              -------------- -------------- ---------------------
                                                       (In millions)
Year Ended December 31, 2017
Interest rate swaps......  $               73  $          24 $           16   $                18
Interest rate forwards...                 210           (11)              2                   (2)
Foreign currency swaps...               (161)            938            (1)                    --
Credit forwards..........                  --              1              1                    --
                          ------------------- -------------- -------------- ---------------------
  Total..................  $              122  $         952 $           18   $                16
                          =================== ============== ============== =====================
Year Ended December 31, 2016
Interest rate swaps......  $               58  $          57 $           12   $                --
Interest rate forwards...               (366)            (1)              3                    --
Foreign currency swaps...                 167          (251)            (1)                    --
Credit forwards..........                  --              3              1                    --
                          ------------------- -------------- -------------- ---------------------
  Total..................  $            (141)  $       (192) $           15   $                --
                          =================== ============== ============== =====================
Year Ended December 31, 2015
Interest rate swaps......  $               76  $          83 $           11   $                 2
Interest rate forwards...                 (3)              4              2                    --
Foreign currency swaps...                (92)          (679)            (1)                     7
Credit forwards..........                  --              1              1                    --
                          ------------------- -------------- -------------- ---------------------
  Total..................  $             (19)  $       (591) $           13   $                 9
                          =================== ============== ============== =====================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2017, the Company expected to reclassify ($11) million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $7.9 billion and $8.0 billion at December 31, 2017 and 2016, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2017 and 2016, the Company would have received $181 million and $111 million, respectively, to terminate all of these contracts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                          December 31,
                                          -----------------------------------------------------------------------------
                                                           2017                                   2016
                                          -------------------------------------- --------------------------------------
                                                        Maximum                                Maximum
                                          Estimated      Amount                  Estimated      Amount
                                          Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                          of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced    Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                      Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
----------------------------------------- ---------- -------------- ------------ ---------- -------------- ------------
                                                                     ( Dollars in millions)
Aaa/Aa/A
Single name credit default swaps (3).....  $      3   $        159           2.8  $     1    $        229           2.7
Credit default swaps referencing indices.        42          2,193           2.7       32           2,093           3.5
                                           --------   ------------                -------    ------------
  Subtotal...............................        45          2,352           2.7       33           2,322           3.4
                                          ---------- --------------              ---------- --------------
Baa
Single name credit default swaps (3).....         4            416           1.5        3             563           2.2
Credit default swaps referencing indices.       111          4,761           5.2       61           4,730           5.1
                                          ---------- --------------              ---------- --------------
  Subtotal...............................       115          5,177           4.9       64           5,293           4.8
                                          ---------- --------------              ---------- --------------
Ba
Single name credit default swaps (3).....         1            105           3.4       (2)            115           4.2
Credit default swaps referencing indices.        --             --            --       --              --            --
                                          ---------- --------------              ---------- --------------
  Subtotal...............................         1            105           3.4       (2)            115           4.2
                                          ---------- --------------              ---------- --------------
B
Single name credit default swaps (3).....         2             20           3.5       --              70           1.8
Credit default swaps referencing indices.        18            220           5.0       16             225           5.0
                                          ---------- --------------              ---------- --------------
  Subtotal...............................        20            240           4.9       16             295           4.2
                                          ---------- --------------              ---------- --------------
  Total..................................  $    181   $      7,874           4.2  $   111    $      8,025           4.4
                                           ========   ============                =======    ============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3)Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

  The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. As a result, the maximum amounts of potential future recoveries available to offset the $7.9 billion and $8.0 billion from the table above were $27 million and $30 million at December 31, 2017 and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                         December 31,
                                                                      --------------------------------------------------
                                                                                2017                      2016
                                 -                                    ------------------------  ------------------------
Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                              Assets    Liabilities     Assets    Liabilities
--------------------------------------------------------------------  -----------  -----------  -----------  -----------
                                                                                        (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)....................................................  $    6,478   $    2,203   $    7,926   $    3,349
OTC-cleared (1), (6).................................................         168          216          905          611
Exchange-traded......................................................           6            3           13           --
                                                                      -----------  -----------  -----------  -----------
  Total gross estimated fair value of derivatives (1)................       6,652        2,422        8,844        3,960
Amounts offset on the consolidated balance sheets....................          --           --           --           --
                                                                      -----------  -----------  -----------  -----------
  Estimated fair value of derivatives presented on the consolidated
   balance sheets (1), (6)...........................................       6,652        2,422        8,844        3,960
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral........................................................      (1,891)      (1,891)      (2,737)     (2,737)
OTC-cleared..........................................................         (31)         (31)        (391)       (391)
Exchange-traded......................................................          --           --           --           --
Cash collateral: (3), (4)
OTC-bilateral........................................................      (3,448)          --       (3,418)          --
OTC-cleared..........................................................        (131)        (179)        (497)       (217)
Exchange-traded......................................................          --           --           --           --
Securities collateral: (5)
OTC-bilateral........................................................        (954)        (312)      (1,560)       (609)
OTC-cleared..........................................................          --           (6)          --           --
Exchange-traded......................................................          --           (3)          --           --
                                                                      -----------  -----------  -----------  -----------
  Net amount after application of master netting agreements and
   collateral........................................................  $      197   $       --   $      241   $        6
                                                                      ===========  ===========  ===========  ===========

--------

(1)At December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $60 million and $116 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($20) million and ($36) million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $122 million and $77 million, respectively, and provided excess cash collateral of $9 million and $9 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2017 and 2016, the Company received excess securities collateral with an estimated fair value of $30 million and $21 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2017 and 2016, the Company provided excess securities collateral with an estimated fair value of $152 million and $75 million, respectively, for its OTC-bilateral derivatives, and $299 million and $531 million, respectively, for its OTC-cleared derivatives, and $50 million and $116 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6)Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the CME amendments.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that party reaches a minimum transfer amount. A small number of these arrangements also include financial strength or credit rating contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in credit ratings of Metropolitan Life Insurance Company and/or the credit ratings of the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both Metropolitan Life Insurance Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that were in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that Metropolitan Life Insurance Company would be required to provide if there was a one-notch downgrade in its financial strength or credit rating, as applicable, at the reporting date or if its financial strength or credit rating, as applicable, at the reporting date sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                               December 31,
                                                   --------------------------------------------------------------------
                                                                  2017                              2016
                                                   ---------------------------------- ---------------------------------
                                                    Derivatives  Derivatives          Derivatives  Derivatives
                                                    Subject to   Not Subject          Subject to   Not Subject
                                                    Financial    to Financial          Financial   to Financial
                                                    Strength-     Strength-            Strength-    Strength-
                                                    Contingent   Contingent           Contingent   Contingent
                                                    Provisions   Provisions    Total  Provisions   Provisions    Total
                                                   ------------ ------------- ------- ----------- ------------- -------
                                                                              (In millions)
Estimated Fair Value of Derivatives in a Net
 Liability Position (1)...........................   $   313       $   --     $   313   $   612      $   --     $   612
Estimated Fair Value of Collateral Provided:
Fixed maturity securities.........................   $   399       $   --     $   399   $   684      $   --     $   684
Cash..............................................   $    --       $   --     $    --   $    --      $   --     $    --
Estimated Fair Value of Incremental Collateral
 Provided Upon:
One-notch downgrade in financial strength or
 credit rating, as applicable.....................   $    --       $   --     $    --   $    --      $   --     $    --
Downgrade in financial strength or credit rating,
 as applicable, to a level that triggers full
 overnight collateralization or termination of
 the derivative position..........................   $    --       $   --     $    --   $    --      $   --     $    --

-------------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs, GMABs, and certain GMIBs; funds withheld on ceded reinsurance and affiliated funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                            December 31,
                                                                                        --------------------
                                                     Balance Sheet Location               2017       2016
                                           -------------------------------------------- --------  ----------
                                                                                            (In millions)
Embedded derivatives within asset host
 contracts:
Ceded guaranteed minimum benefits......... Premiums, reinsurance and other receivables.  $    --   $     460
Options embedded in debt or equity
 securities............................... Investments.................................     (113)        (78)
                                                                                        --------  ----------
 Embedded derivatives within asset host contracts.....................................   $  (113)  $     382
                                                                                        ========  ==========
Embedded derivatives within liability
 host contracts:
Direct guaranteed minimum benefits........ Policyholder account balances...............  $   (94)  $     169
Assumed guaranteed minimum benefits....... Policyholder account balances...............        3         390
Funds withheld on ceded reinsurance....... Other liabilities...........................      898         777
Fixed annuities with equity indexed
 returns.................................. Policyholder account balances...............       69          17
                                                                                        --------  ----------
 Embedded derivatives within liability host contracts.................................   $   876   $   1,353
                                                                                        ========  ==========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                        ----------------------------------------
                                            2017          2016          2015
                                        ------------ -------------- ------------
                                                     (In millions)
Net derivative gains (losses) (1), (2). $        427 $        (423) $        418

-------------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($65) million, $76 million and $29 million for the years ended December 31, 2017, 2016 and 2015, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were less than $1 million, ($29) million and ($4) million for the years ended
   December 31, 2017, 2016 and 2015, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


10. Fair Value

   When developing estimated fair values, the Company considers three broad valuation approaches: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation approach to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                                    December 31, 2017
                                                          ---------------------------------------------------------------------
                                                                         Fair Value Hierarchy
                                                          ---------------------------------------------------
                                                                                                                   Total
                                                                                                                 Estimated
                                                              Level 1           Level 2          Level 3         Fair Value
                                                          ---------------- ----------------- ---------------- -----------------
                                                                                      (In millions)
Assets
Fixed maturity securities:
U.S. corporate...........................................  $            --  $         54,629  $         3,461  $         58,090
U.S. government and agency...............................           18,802            19,743               --            38,545
Foreign corporate........................................               --            21,471            4,125            25,596
RMBS.....................................................               --            19,372            3,262            22,634
ABS......................................................               --             7,079              787             7,866
State and political subdivision..........................               --             7,551               --             7,551
CMBS.....................................................               --             5,461               27             5,488
Foreign government.......................................               --             4,471               31             4,502
                                                          ---------------- ----------------- ---------------- -----------------
  Total fixed maturity securities........................           18,802           139,777           11,693           170,272
                                                          ---------------- ----------------- ---------------- -----------------
Equity securities........................................              399               893              366             1,658
Short-term investments...................................            2,056             1,092                7             3,155
Residential mortgage loans -- FVO........................               --                --              520               520
Derivative assets: (1)
Interest rate............................................                1             4,556                8             4,565
Foreign currency exchange rate...........................               --             1,405               --             1,405
Credit...................................................               --               149               39               188
Equity market............................................                5               363               66               434
                                                          ---------------- ----------------- ---------------- -----------------
  Total derivative assets................................                6             6,473              113             6,592
                                                          ---------------- ----------------- ---------------- -----------------
Embedded derivatives within asset host contracts (2).....               --                --               --                --
Separate account assets (3)..............................           23,571           106,294              960           130,825
                                                          ---------------- ----------------- ---------------- -----------------
  Total assets...........................................  $        44,834  $        254,529  $        13,659  $        313,022
                                                          ================ ================= ================ =================
Liabilities
Derivative liabilities: (1)
Interest rate............................................  $             2  $            351  $           130  $            483
Foreign currency exchange rate...........................               --             1,261                5             1,266
Credit...................................................               --                 8               --                 8
Equity market............................................                1               515              169               685
                                                          ---------------- ----------------- ---------------- -----------------
  Total derivative liabilities...........................                3             2,135              304             2,442
                                                          ---------------- ----------------- ---------------- -----------------
Embedded derivatives within liability host contracts (2).               --                --              876               876
Long-term debt...........................................               --                --               --                --
Separate account liabilities (3).........................               --                 7                2                 9
                                                          ---------------- ----------------- ---------------- -----------------
  Total liabilities......................................  $             3  $          2,142  $         1,182  $          3,327
                                                          ================ ================= ================ =================

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                                  December 31, 2016
                                                          -----------------------------------------------------------------
                                                                         Fair Value Hierarchy
                                                          --------------------------------------------------
                                                                                                                 Total
                                                                                                               Estimated
                                                              Level 1          Level 2          Level 3        Fair Value
                                                          ---------------- ---------------- ---------------- --------------
                                                                                    (In millions)
Assets
Fixed maturity securities:
U.S. corporate...........................................  $            --  $        51,303  $         4,855  $      56,158
U.S. government and agency...............................           17,597           18,018               --         35,615
Foreign corporate........................................               --           20,373            3,984         24,357
RMBS.....................................................               --           19,719            3,698         23,417
ABS......................................................               --            6,745              759          7,504
State and political subdivision..........................               --            7,126               10          7,136
CMBS.....................................................               --            4,851               84          4,935
Foreign government.......................................               --            3,977               21          3,998
                                                          ---------------- ---------------- ---------------- --------------
  Total fixed maturity securities........................           17,597          132,112           13,411        163,120
                                                          ---------------- ---------------- ---------------- --------------
Equity securities........................................              408            1,011              420          1,839
Short-term investments...................................            2,945            1,720               25          4,690
Residential mortgage loans -- FVO........................               --               --              566            566
Derivative assets: (1)
Interest rate............................................                3            5,489                2          5,494
Foreign currency exchange rate...........................               --            2,763               --          2,763
Credit...................................................               --              101               30            131
Equity market............................................               10              226              104            340
                                                          ---------------- ---------------- ---------------- --------------
  Total derivative assets................................               13            8,579              136          8,728
                                                          ---------------- ---------------- ---------------- --------------
Embedded derivatives within asset host contracts (2).....               --               --              460            460
Separate account assets (3)..............................           27,633          105,055            1,148        133,836
                                                          ---------------- ---------------- ---------------- --------------
  Total assets...........................................  $        48,596  $       248,477  $        16,166  $     313,239
                                                          ================ ================ ================ ==============
Liabilities
Derivative liabilities: (1)
Interest rate............................................  $            --  $           917  $           500  $       1,417
Foreign currency exchange rate...........................               --            1,902                2          1,904
Credit...................................................               --               14               --             14
Equity market............................................               --              468              193            661
                                                          ---------------- ---------------- ---------------- --------------
  Total derivative liabilities...........................               --            3,301              695          3,996
                                                          ---------------- ---------------- ---------------- --------------
Embedded derivatives within liability host contracts (2).               --               --            1,353          1,353
Long-term debt...........................................               --               --               74             74
Separate account liabilities (3).........................               --               16                7             23
                                                          ---------------- ---------------- ---------------- --------------
  Total liabilities......................................  $            --  $         3,317  $         2,129  $       5,446
                                                          ================ ================ ================ ==============

-------------

(1)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2017 and 2016, debt and equity securities also included embedded derivatives of ($113) million and ($78) million, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets. Separate account liabilities presented in the tables above represent derivative liabilities.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

  Investments

   Valuation Controls and Procedures

      On behalf of the Company's and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third-party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of the Board of Directors of each of MetLife, Inc. and Metropolitan Life Insurance Company regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 1% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2017.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities, Short-term Investments and Long-term Debt

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of long-term debt is determined on a basis consistent with the methodologies described herein for securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

 -----------------------------------------------------------------------------
 Instrument              Level 2                          Level 3
                    Observable Inputs               Unobservable Inputs
 -----------------------------------------------------------------------------
 Fixed maturity securities
 -----------------------------------------------------------------------------
  U.S. corporate and Foreign corporate securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
              Principally the market and      Principally the market approach.
              income approaches.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that  . illiquidity premium
               are not active
             . benchmark yields; spreads off  .  delta spread adjustments to
               benchmark yields; new            reflect specific
               issuances; issuer rating         credit-related issues
             . trades of identical or         . credit spreads
               comparable securities;
               duration
             . Privately-placed securities    .  quoted prices in markets
               are valued using the              that are not active for
               additional key inputs:            identical or similar
             . market yield curve; call          securities that are less
               provisions                        liquid and based on lower
             . observable prices and spreads     levels of trading activity
               for similar public or private     than securities classified
               securities that                   in Level 2
                   incorporate the credit     .  independent non-binding
               quality and industry sector       broker quotations
               of the issuer
             . delta spread adjustments to
               reflect specific
               credit-related issues
 -----------------------------------------------------------------------------
  U.S. government and agency, State and political subdivision and Foreign government securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
             Principally the market approach. Principally the market approach.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that  .independent non-binding broker
               are not active                  quotations
             . benchmark U.S. Treasury yield  . quoted prices in markets that
               or other yields                   are not active for identical
                                                 or similar securities that
                                                 are less liquid and based on
             . the spread off the U.S.           lower levels of trading
               Treasury yield curve for the      activity than securities
               identical security                classified in Level 2
             . issuer ratings and issuer
               spreads; broker-dealer quotes  .credit spreads
             . comparable securities that
               are actively traded
 -----------------------------------------------------------------------------
  Structured Securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
             Principally the market and       Principally the market and
             income approaches.               income approaches.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that
               are not active                 . credit spreads
             . spreads for actively traded    .  quoted prices in markets
               securities; spreads off           that are not active for
               benchmark yields                  identical or similar
             . expected prepayment speeds        securities that are less
               and volumes                       liquid and based on lower
             . current and forecasted loss       levels of trading activity
               severity; ratings; geographic     than securities classified
               region                            in Level 2
             . weighted average coupon and    . independent non-binding
               weighted average maturity       broker quotations
             . average delinquency rates;
               debt-service coverage ratios
             . issuance-specific
               information, including, but
               not limited to:
             . collateral type; structure of
               the security; vintage of the
               loans
             . payment terms of the
               underlying assets
             . payment priority within the
               tranche; deal performance
 -----------------------------------------------------------------------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                   Level 2                                                 Level 3
Instrument                    Observable Inputs                                      Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Equity securities
---------------------------------------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the market approach.  Valuation Approaches: Principally the market and income approaches.
            Key Input:                                              Key Inputs:
            . quoted prices in markets that are not considered
              active                                                . credit ratings; issuance structures
                                                                    .  quoted prices in markets that are not active for
                                                                       identical or similar securities that are less
                                                                       liquid and based on lower levels of trading
                                                                       activity than securities classified in Level 2
                                                                    . independent non-binding broker quotations
---------------------------------------------------------------------------------------------------------------------------
Short-term investments
---------------------------------------------------------------------------------------------------------------------------
            .  Short-term investments are of a similar nature and   .  Short-term investments are of a similar nature and
               class to the fixed maturity and equity securities       class to the fixed maturity and equity securities
               described above; accordingly, the valuation             described above; accordingly, the valuation
               approaches and observable inputs used in their          approaches and unobservable inputs used in their
               valuation are also similar to those described above.    valuation are also similar to those described above.
---------------------------------------------------------------------------------------------------------------------------
 Residential mortgage loans -- FVO
---------------------------------------------------------------------------------------------------------------------------
            . N/A                                                   Valuation Approaches: Principally the market approach.
                                                                    Valuation Techniques and Key Inputs: These investments
                                                                       are based primarily on matrix pricing or other
                                                                       similar techniques that utilize inputs from
                                                                       mortgage servicers that are unobservable or cannot
                                                                       be derived principally from, or corroborated by,
                                                                       observable market data.
---------------------------------------------------------------------------------------------------------------------------
Separate account assets and Separate account liabilities (1)
---------------------------------------------------------------------------------------------------------------------------
 Mutual funds and hedge funds without readily determinable fair values as prices are not published publicly
---------------------------------------------------------------------------------------------------------------------------
            Key Input:                                              .  N/A
            .  quoted prices or reported NAV provided by the fund
                      managers
---------------------------------------------------------------------------------------------------------------------------
Other limited partnership interests
---------------------------------------------------------------------------------------------------------------------------
            . N/A                                                   Valued giving consideration to the underlying holdings
                                                                      of the partnerships and by applying a premium or
                                                                      discount, if appropriate.
                                                                    Key Inputs:
                                                                    .liquidity; bid/ask spreads; performance record of the
                                                                     fund manager
                                                                    .other relevant variables that may impact the exit
                                                                     value of the particular partnership interest
---------------------------------------------------------------------------------------------------------------------------

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt" and "-- Derivatives -- Freestanding Derivatives."

  Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

     The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


     Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives

   Level 2 Valuation Approaches and Key Inputs:

     This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

   Level 3 Valuation Approaches and Key Inputs:

     These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

     Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

       Instrument              Interest Rate            Foreign Currency               Credit                Equity Market
                                                         Exchange Rate
---------------------------------------------------------------------------------------------------------------------------------
Inputs common to          . swap yield curves       .swap yield curves        .swap yield curves        .swap yield curves
 Level 2 and Level 3      . basis curves            .basis curves             .credit curves            .spot equity index levels
 by instrument type       . interest rate           .currency spot rates      .recovery rates           .dividend yield curves
                            volatility (1)          .cross currency basis                               .equity volatility (1)
                                                     curves
---------------------------------------------------------------------------------------------------------------------------------
Level 3                   . swap yield curves (2)   .swap yield curves (2)    .swap yield curves (2)    .dividend yield curves
                          . basis curves (2)        .basis curves (2)         .credit curves (2)         (2)
                          . repurchase rates        .cross currency basis     .credit spreads           .equity volatility (1),
                                                      curves (2)              .repurchase rates          (2)
                                                    .currency correlation     .independent non-binding  .correlation between
                                                                                broker quotations         model inputs (1)

--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Embedded Derivatives

     Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, certain affiliated ceded reinsurance agreements related to such variable annuity guarantees, equity or bond indexed crediting rates within certain funding agreements and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

     The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

     Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

     The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

     Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described in "-- Investments -- Securities, Short-term Investments and Long-term Debt." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including a nonperformance risk adjustment. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within policyholder account balances with changes in estimated fair value recorded in net derivative gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

   Embedded Derivatives Within Asset and Liability Host Contracts

     Level 3 Valuation Approaches and Key Inputs:

       Direct and assumed guaranteed minimum benefits

          These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

       Reinsurance ceded on certain guaranteed minimum benefits

          These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

       Embedded derivatives within funds withheld related to certain ceded reinsurance

          These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curves and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Transfers between Levels

     Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2017 and December 31, 2016, there were no transfers between Levels 1 and 2.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                                                 December 31, 2017
                                                                                            ----------------------------
                                                                       Significant                               Weighted
                                         Valuation Techniques      Unobservable Inputs           Range          Average (1)
                                      --------------------------- -----------------------   ---------------     -----------
Fixed maturity securities (3)
U.S. corporate and foreign
 corporate........................... Matrix pricing              Offered quotes (4)          83    -      142      111
                                      Market pricing              Quoted prices (4)           10    -      443      123
                                      --------------------------------------------------------------------------------------
RMBS................................. Market pricing              Quoted prices (4)           --    -      126      94
                                      --------------------------------------------------------------------------------------
ABS.................................. Market pricing              Quoted prices (4)           27    -      104      100
                                      Consensus pricing           Offered quotes (4)         100    -      101      100
                                      --------------------------------------------------------------------------------------
Derivatives
Interest rate........................ Present value techniques    Swap yield (6)             200    -      300
                                                                  Repurchase rates (8)       (5)    -       5
                                      --------------------------------------------------------------------------------------
Foreign currency exchange rate....... Present value               Swap yield (6)             (14)   -      (3)
                                          techniques
                                      --------------------------------------------------------------------------------------
Credit............................... Present value               Credit spreads (9)          --    -      --
                                          techniques
                                      Consensus pricing           Offered quotes (10)
                                      --------------------------------------------------------------------------------------
Equity market........................ Present value               Volatility (11)            11%    -      31%
                                          techniques or
                                          option pricing
                                          models
                                                                  Correlation (12)           10%    -      30%
                                      --------------------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded guaranteed  Option pricing              Mortality rates:
 minimum benefits....................     techniques                  Ages 0 - 40             0%    -     0.09%
                                                                      Ages 41 - 60          0.04%   -     0.65%
                                                                      Ages 61 - 115         0.26%   -     100%
                                                                  Lapse rates:
                                                                      Durations 1 - 10      0.25%   -     100%
                                                                      Durations 11 - 20       3%    -     100%
                                                                      Durations 21 - 116      3%    -     100%
                                                                  Utilization rates           0%    -      25%
                                                                  Withdrawal rates          0.25%   -      10%
                                                                  Long-term equity          17.40%  -      25%
                                                                      volatilities
                                                                  Nonperformance risk       0.02%   -     0.44%
                                                                      spread

                                                                                                 December 31, 2016
                                                                                            ----------------------------
                                                                       Significant                             Weighted
                                         Valuation Techniques      Unobservable Inputs           Range        Average (1)
                                      --------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
U.S. corporate and foreign
 corporate........................... Matrix pricing              Offered quotes (4)          18    -    138      106
                                      Market pricing              Quoted prices (4)           25         700      117
                                      ------------------------------------------------------------------------------------
RMBS................................. Market pricing              Quoted prices (4)           19    -    137      91
                                      ------------------------------------------------------------------------------------
ABS.................................. Market pricing              Quoted prices (4)           20    -    106      99
                                      Consensus pricing           Offered quotes (4)          98    -    100      100
                                      ------------------------------------------------------------------------------------
Derivatives
Interest rate........................ Present value techniques    Swap yield (6)             200    -    300
                                                                  Repurchase rates (8)       (44)   -    18
                                      ------------------------------------------------------------------------------------
Foreign currency exchange rate....... Present value               Swap yield (6)              50    -    236
                                          techniques
                                      ------------------------------------------------------------------------------------
Credit............................... Present value               Credit spreads (9)          97    -    98
                                          techniques
                                      Consensus pricing           Offered quotes (10)
                                      ------------------------------------------------------------------------------------
Equity market........................ Present value               Volatility (11)            14%    -    32%
                                          techniques or
                                          option pricing
                                          models
                                                                  Correlation (12)           40%    -    40%
                                      ------------------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded guaranteed  Option pricing              Mortality rates:
 minimum benefits....................     techniques                  Ages 0 - 40             0%    -   0.09%
                                                                      Ages 41 - 60          0.04%   -   0.65%
                                                                      Ages 61 - 115         0.26%   -   100%
                                                                  Lapse rates:
                                                                      Durations 1 - 10      0.25%   -   100%
                                                                      Durations 11 - 20       3%    -   100%
                                                                      Durations 21 - 116      3%    -   100%
                                                                  Utilization rates           0%    -    25%
                                                                  Withdrawal rates          0.25%   -    10%
                                                                  Long-term equity          17.40%  -    25%
                                                                      volatilities
                                                                  Nonperformance risk       0.04%   -   0.57%
                                                                      spread

                                                                                                Impact of
                                                                                            Increase in Input
                                                                       Significant            on Estimated
                                         Valuation Techniques      Unobservable Inputs       Fair Value (2)
                                      --------------------------- -----------------------   -----------------
Fixed maturity securities (3)
U.S. corporate and foreign
 corporate........................... Matrix pricing              Offered quotes (4)           Increase
                                      Market pricing              Quoted prices (4)            Increase
                                      ------------------------------------------------------------------------
RMBS................................. Market pricing              Quoted prices (4)          Increase (5)
                                      ------------------------------------------------------------------------
ABS.................................. Market pricing              Quoted prices (4)          Increase (5)
                                      Consensus pricing           Offered quotes (4)         Increase (5)
                                      ------------------------------------------------------------------------
Derivatives
Interest rate........................ Present value techniques    Swap yield (6)             Increase (7)
                                                                  Repurchase rates (8)       Decrease (7)
                                      ------------------------------------------------------------------------
Foreign currency exchange rate....... Present value               Swap yield (6)             Increase (7)
                                          techniques
                                      ------------------------------------------------------------------------
Credit............................... Present value               Credit spreads (9)         Decrease (7)
                                          techniques
                                      Consensus pricing           Offered quotes (10)
                                      ------------------------------------------------------------------------
Equity market........................ Present value               Volatility (11)            Increase (7)
                                          techniques or
                                          option pricing
                                          models
                                                                  Correlation (12)
                                      ------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded guaranteed  Option pricing              Mortality rates:
 minimum benefits....................     techniques                  Ages 0 - 40            Decrease (13)
                                                                      Ages 41 - 60           Decrease (13)
                                                                      Ages 61 - 115          Decrease (13)
                                                                  Lapse rates:
                                                                      Durations 1 - 10       Decrease (14)
                                                                      Durations 11 - 20      Decrease (14)
                                                                      Durations 21 - 116     Decrease (14)
                                                                  Utilization rates          Increase (15)
                                                                  Withdrawal rates             (16)
                                                                  Long-term equity           Increase (17)
                                                                      volatilities
                                                                  Nonperformance risk        Decrease (18)
                                                                      spread

--------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default are accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(6) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(7) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(8) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(9) Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)At both December 31, 2017 and 2016, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

   The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The residential mortgage loans -- FVO and long-term debt are valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


     The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -------------------------------------------------------------------------
                                                          Fixed Maturity Securities
                                         ----------------------------------------------------------
                                                                          State and
                                                           Structured     Political      Foreign         Equity
                                           Corporate (1)    Securities    Subdivision    Government     Securities
                                         --------------- -------------  ------------- -------------  -------------
                                                                       (In millions)
Balance, January 1, 2016................  $       8,282  $       4,416   $       33   $         275  $         328
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................             --            100            1              --            (24)
Total realized/unrealized gains
 (losses) included in AOCI..............            (39)            47            2              (1)            21
Purchases (4)...........................          1,967          1,821           --               7             23
Sales (4)...............................         (1,226)        (1,339)          --             (40)           (15)
Issuances (4)...........................             --             --           --              --             --
Settlements (4).........................             --             --           --              --             --
Transfers into Level 3 (6)..............            848             18            7              --            282
Transfers out of Level 3 (6)............           (993)          (522)         (33)           (220)          (195)
                                          -------------  -------------   ----------   -------------  -------------
Balance, December 31, 2016..............          8,839          4,541           10              21            420
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................             (2)            95           --              --             --
Total realized/unrealized gains
 (losses) included in AOCI..............            416            109           --              --             17
Purchases (4)...........................          2,451            900           --              19             14
Sales (4)...............................         (1,408)        (1,282)          --              (2)           (51)
Issuances (4)...........................             --             --           --              --             --
Settlements (4).........................             --             --           --              --             --
Transfers into Level 3 (6)..............             58             63           --              --             --
Transfers out of Level 3 (6)............         (2,768)          (350)         (10)             (7)           (34)
                                          -------------  -------------   ----------   -------------  -------------
Balance, December 31, 2017..............  $       7,586  $       4,076   $       --   $          31  $         366
                                          =============  =============   ==========   =============  =============
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2015: (7)..............................  $           7  $         102   $       --   $           1  $          --
                                          =============  =============   ==========   =============  =============
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2016: (7)..............................  $          --  $         101   $        1   $          --  $         (29)
                                          =============  =============   ==========   =============  =============
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2017: (7)..............................  $          (7) $          83   $       --   $          --  $         (17)
                                          =============  =============   ==========   =============  =============
Gains (Losses) Data for the year ended
 December 31, 2015......................
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................  $          38  $         101   $       --   $           1  $          12
Total realized/unrealized gains
 (losses) included in AOCI..............  $        (399) $         (67)  $       --   $          (1) $         (53)

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

                                      Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                               -------------------------------------------------------------------------------------
                                             Residential                                    Separate
                               Short-term     Mortgage          Net        Net Embedded      Account      Long-term
                               Investments   Loans - FVO  Derivatives (8) Derivatives (9)  Assets (10)      Debt
                               -----------  ------------  --------------- --------------- ------------  ------------
                                                                   (In millions)
Balance, January 1, 2016...... $       200  $        314    $       (23)   $        186   $      1,520  $        (36)
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3) (5)          --             8           (168)           (870)            (2)           --
Total realized/unrealized
 gains (losses) included in
 AOCI.........................          --            --           (366)             --             --            --
Purchases (4).................          28           297             27              --            375            --
Sales (4).....................          (3)          (11)            --              --           (474)           --
Issuances (4).................          --            --             --              --             62           (46)
Settlements (4)...............          --           (42)           (29)           (209)           (51)            8
Transfers into Level 3 (6)....          --            --             --              --             19            --
Transfers out of Level 3 (6)..        (200)           --             --              --           (308)           --
                               -----------  ------------    -----------    ------------   ------------  ------------
Balance, December 31, 2016....          25           566           (559)           (893)         1,141           (74)
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3)....          --            40             21             450             (8)           --
Total realized/unrealized
 gains (losses) included in
 AOCI.........................          --            --            207              --             --            --
Purchases (4).................           6           175             --              --            186            --
Sales (4).....................          --          (179)            --              --            (80)           --
Issuances (4).................          --            --             --              --              1            --
Settlements (4)...............          --           (82)           140            (433)           (93)           34
Transfers into Level 3 (6)....          --            --             --              --             35            --
Transfers out of Level 3 (6)..         (24)           --             --              --           (224)           40
                               -----------  ------------    -----------    ------------   ------------  ------------
Balance, December 31, 2017.... $         7  $        520    $      (191)   $       (876)  $        958  $         --
                               ===========  ============    ===========    ============   ============  ============
Changes in unrealized gains
 (losses) included in net
 income (loss) for the
 instruments still held at
 December 31, 2015: (7)....... $        --  $         20    $       (24)   $        461   $         --  $         --
                               ===========  ============    ===========    ============   ============  ============
Changes in unrealized gains
 (losses) included in net
 income (loss) for the
 instruments still held at
 December 31, 2016: (7)....... $        --  $          8    $      (166)   $       (863)  $         --  $         --
                               ===========  ============    ===========    ============   ============  ============
Changes in unrealized gains
 (losses) included in net
 income (loss) for the
 instruments still held at
 December 31, 2017: (7)....... $        --  $         27    $       (18)   $        452   $         --  $         --
                               ===========  ============    ===========    ============   ============  ============
Gains (Losses) Data for the
 year ended December 31, 2015.
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3).... $        --  $         20    $       (27)   $        447   $         15  $         --
Total realized/unrealized
 gains (losses) included in
 AOCI......................... $        --  $         --    $        (2)   $         --   $         --  $         --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses), while changes in estimated fair value of residential mortgage loans -- FVO are included in net investment income. Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(4) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements. Sales for the year ended December 31, 2016 included financial instruments related to the disposition of NELICO and GALIC of $345 million for corporate securities, $117 million for Structured Securities, $38 million for foreign government securities and less than $1 million for equity securities. See Note 3.

(5) Includes $420 million for net embedded derivatives for the year ended December 31, 2016 related to the disposition of NELICO and GALIC. See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(6) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(7) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(8) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(9) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(10)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses). Separate account assets and liabilities are presented net for the purposes of the rollforward.

  Fair Value Option

     The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis. The following table presents information for residential mortgage loans which are accounted for under the FVO and were initially measured at fair value.

                                                                                         December 31,
                                                                                         -------------
                                                                                          2017   2016
                                                                                         ------ ------
                                                                                         (In millions)
Unpaid principal balance................................................................ $  650 $  794
Difference between estimated fair value and unpaid principal balance....................  (130)  (228)
                                                                                         ------ ------
Carrying value at estimated fair value.................................................. $  520 $  566
                                                                                         ====== ======
Loans in nonaccrual status.............................................................. $  198 $  214
Loans more than 90 days past due........................................................ $   94 $  137
Loans in nonaccrual status or more than 90 days past due, or both -- difference between aggregate estimated fair value and unpaid principal balance............................ $(102) $(150)

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                   At December 31,                         Years Ended December 31,
                     ------------------------------------------- ---------------------------------------------
                         2017           2016           2015           2017           2016           2015
                     ------------- -------------- -------------- -------------  -------------- ---------------
                          Carrying Value After Measurement                      Gains (Losses)
                     ------------------------------------------- ---------------------------------------------
                                                           (In millions)
Other limited
 partnership
 interests (1)......  $         58  $          95  $          57  $        (65)  $        (59)  $         (31)
Other assets (2)....  $         --  $          --  $          --  $          4   $        (30)  $           --

--------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(1)For these cost method investments, estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. The Company estimates that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2017 and 2016 were not significant.

(2)During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife's affiliated broker-dealer, MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, Inc. (collectively, the "U.S. Retail Advisor Force Divestiture"). See Note 18.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, short-term debt and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                    December 31, 2017
                                             ----------------------------------------------------------------
                                                                   Fair Value Hierarchy
                                                          --------------------------------------
                                                                                                    Total
                                               Carrying                                           Estimated
                                                Value         Level 1      Level 2      Level 3   Fair Value
                                             ------------ ------------ ------------ ------------ ------------
                                                                      (In millions)
Assets
Mortgage loans..............................  $    57,939  $        --  $        --  $    59,465  $    59,465
Policy loans................................  $     6,006  $        --  $       261  $     6,797  $     7,058
Other limited partnership interests.........  $       214  $        --  $        --  $       212  $       212
Other invested assets.......................  $     2,260  $        --  $     2,028  $       154  $     2,182
Premiums, reinsurance and other receivables.  $    15,024  $        --  $       679  $    14,859  $    15,538
Liabilities
Policyholder account balances...............  $    75,323  $        --  $        --  $    76,452  $    76,452
Long-term debt..............................  $     1,661  $        --  $     2,021  $        --  $     2,021
Other liabilities...........................  $    13,954  $        --  $       547  $    13,490  $    14,037
Separate account liabilities................  $    61,757  $        --  $    61,757  $        --  $    61,757

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)



                                                                    December 31, 2016
                                             ----------------------------------------------------------------
                                                                   Fair Value Hierarchy
                                                          --------------------------------------
                                                                                                    Total
                                               Carrying                                           Estimated
                                                Value       Level 1      Level 2      Level 3     Fair Value
                                             ------------ ------------ ------------ ------------ ------------
                                                                      (In millions)
Assets
Mortgage loans..............................  $    55,994  $        --  $        --  $    57,171  $    57,171
Policy loans................................  $     5,945  $        --  $       258  $     6,695  $     6,953
Other limited partnership interests.........  $       336  $        --  $        --  $       362  $       362
Other invested assets.......................  $     2,263  $        --  $     2,151  $       151  $     2,302
Premiums, reinsurance and other receivables.  $    14,888  $        --  $       368  $    15,421  $    15,789
Liabilities
Policyholder account balances...............  $    72,944  $        --  $        --  $    74,052  $    74,052
Long-term debt..............................  $     1,503  $        --  $     1,755  $        --  $     1,755
Other liabilities...........................  $    14,731  $        --  $       894  $    13,920  $    14,814
Separate account liabilities................  $    65,545  $        --  $    65,545  $        --  $    65,545

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

     The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

  Policy Loans

     Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Other Limited Partnership Interests

     The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Other Invested Assets

     These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Premiums, Reinsurance and Other Receivables

     Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

     Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

  Policyholder Account Balances

     These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts ("TCA"). The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Long-term Debt

     The estimated fair value of long-term debt is principally determined using market standard valuation methodologies.

     Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues.

  Other Liabilities

     Other liabilities consist primarily of amounts due for securities purchased but not yet settled, funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, and amounts payable under certain assumed reinsurance agreements, which are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values, with the exception of certain deposit type reinsurance payables. For such payables, the estimated fair value is determined as the present value of expected future cash flows, which are discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

  Separate Account Liabilities

     Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance, funding agreements related to group life contracts and certain contracts that provide for benefit funding.

     Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


11. Long-term and Short-term Debt

   Long-term and short-term debt outstanding, excluding debt relating to CSEs, was as follows:

                                                                                    December 31,
                                                           ---------------------------------------------------------------

                      Interest Rates (1)                                2017                            2016
                    ----------------------                 ------------------------------- -------------------------------

                                                                    Unamortized                    Unamortized
                                    Weighted                Face    Discount and  Carrying Face    Discount and  Carrying
                        Range       Average   Maturity      Value  Issuance Costs  Value   Value  Issuance Costs Value (2)
                    -------------   -------- -----------   ------- -------------- -------- ------ -------------- ---------
                                                                                    (In millions)
Surplus notes -
 affiliated........ 7.38% -   7.38%  7.38%      2037        $  700    $   (10)     $  690  $  700    $   (10)     $  690
Surplus notes (2).. 7.80% -   7.88%  7.83%   2024 -   2025     400         (3)        397     400         (3)        397
Other notes (3).... 2.20% -   7.29%  4.56%   2018 -   2058     578         (4)        574     494         (4)        490
                                                           -------    --------     ------  ------    --------     ------
 Total long-term
  debt.............                                          1,678        (17)      1,661   1,594        (17)      1,577
                                                           -------    --------     ------  ------    --------     ------
Total short-term
 debt..............                                            243          --        243     100          --        100
                                                           -------    --------     ------  ------    --------     ------
  Total............                                         $1,921    $   (17)     $1,904  $1,694    $   (17)     $1,677
                                                           =======    ========     ======  ======    ========     ======

--------

(1)Range of interest rates and weighted average interest rates are for the year ended December 31, 2017.

(2)In December 2016, the $107 million 7.625% surplus notes were deconsolidated due to the disposition of GALIC. See Note 3.

(3)During 2017, a subsidiary issued $139 million of long-term debt to a third party.

   The aggregate maturities of long-term debt at December 31, 2017 for the next five years and thereafter are $20 million in 2018, $0 in each of 2019, 2020 and 2021, $346 million in 2022 and $1.3 billion thereafter.

   Unsecured senior debt which consists of senior notes and other notes rank highest in priority. Payments of interest and principal on Metropolitan Life Insurance Company's surplus notes are subordinate to all other obligations and may be made only with the prior approval of the New York State Department of Financial Services.

Term Loans

   MetLife Private Equity Holdings, LLC ("MPEH"), a wholly-owned indirect investment subsidiary, borrowed $350 million in December 2015 under a five-year credit agreement included within other notes in the table above. In November 2017, this agreement was amended to extend the maturity to November 2022, change the amount MPEH may borrow on a revolving basis to $75 million from $100 million, and change the interest rate to a variable rate of three-month LIBOR plus 3.25%, payable quarterly, from a variable rate of three-month LIBOR plus 3.70%. In connection with the initial borrowing in 2015, $6 million of costs were incurred, and additional costs of $1 million were incurred in connection with the 2017 amendment, which have been capitalized and are being amortized over the term of the loans. MPEH has pledged invested assets to secure the loans; however these loans are non-recourse to Metropolitan Life Insurance Company.

Debt Repayments

   In December 2015, a wholly-owned real estate subsidiary of the Company repaid in cash $110 million of its mortgage loans issued to Brighthouse Insurance due in January 2016.

   In November 2015, the Company repaid in cash, at maturity, $188 million of surplus notes issued to MetLife Mexico S.A., an affiliate. The redemption was approved by the New York Superintendent of Financial Services (the "Superintendent").

   In November 2015, the Company repaid in cash, at maturity, $200 million of surplus notes. The redemption was approved by the Superintendent.

   During 2015, a wholly-owned real estate subsidiary of the Company repaid in cash $132 million of its 7.26% mortgage loans issued to Brighthouse Insurance due in January 2020.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Long-term and Short-term Debt (continued)


Short-term Debt

   Short-term debt with maturities of one year or less was as follows:

                                               December 31,
                                       -----------------------------
                                            2017           2016
                                       -------------- --------------
                                           (Dollars in millions)
            Commercial paper..........  $         100  $         100
            Short-term borrowings (1).            143             --
                                       -------------- --------------
            Total short-term debt.....  $         243  $         100
                                       ============== ==============
            Average daily balance.....  $         129  $         100
            Average days outstanding..        97 days        40 days

--------

(1) Represents short-term debt related to repurchase agreements, secured by assets of a subsidiary.

   During the years ended December 31, 2017, 2016 and 2015, the weighted average interest rate on short-term debt was 1.63%, 0.42% and 0.15%, respectively.

Interest Expense

     Interest expense included in other expenses was $106 million, $112 million and $122 million for the years ended December 31, 2017, 2016 and 2015, respectively. These amounts include $52 million, $52 million and $67 million of interest expense related to affiliated debt for the years ended
  December 31, 2017, 2016 and 2015, respectively.

Credit and Committed Facilities

     At December 31, 2017, MetLife, Inc. and MetLife Funding, Inc., a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife Funding"), maintained a $3.0 billion unsecured revolving credit facility (the "Credit Facility"), and Missouri Reinsurance, Inc. ("MoRe"), a wholly-owned subsidiary of Metropolitan Life Insurance Company, had access to a committed bank facility of MetLife, Inc., which provides letters of credit for the benefit of certain affiliates of MetLife, Inc., including Metropolitan Life Insurance Company and certain of its subsidiaries, subject to bank consent (the "Committed Facility"). When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.

  Credit Facility

     The Company's Credit Facility is used for general corporate purposes, to support the borrowers' commercial paper programs and for the issuance of letters of credit. Total fees associated with the Credit Facility were $5 million, $8 million and $4 million for the years ended December 31, 2017, 2016 and 2015, respectively, and were included in other expenses.

     Information on the Credit Facility at December 31, 2017 was as follows:

                                                 Letters of Credit
                                   Maximum          Used by the      Letters of Credit                  Unused
Borrower(s)    Expiration          Capacity         Company (1)    Used by Affiliates (1) Drawdowns   Commitments
----------- ------------------ ----------------- ----------------- ---------------------- ---------- -------------
                                                                  (In millions)

  MetLife,
  Inc.
  and
  MetLife
  Funding,
  Inc...... December 2021 (2)   $      3,000 (2)    $        57           $      73        $      --  $      2,870

-------------

(1) MetLife, Inc. and MetLife Funding are severally liable for their respective obligations under the Credit Facility. MetLife Funding was not an applicant under letters of credit outstanding as of December 31, 2017 and is not responsible for any reimbursement obligations under such letters of credit.

(2) All borrowings under the Credit Facility must be repaid by December 20, 2021, except that letters of credit outstanding upon termination may remain outstanding until December 20, 2022.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Long-term and Short-term Debt (continued)


  Committed Facility

     Letters of credit issued under the Committed Facility are used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with the Committed Facility were $5 million, $4 million and $4 million for the years ended December 31, 2017, 2016 and 2015, respectively, and were included in other expenses. MoRe had $395 million in letters of credit outstanding and there was no remaining availability under the Committed Facility at December 31, 2017. The Committed Facility matures on June 20, 2018. In addition to the Committed Facility, see also "-- Term Loans" for information about the undrawn line of credit facility in the amount of $75 million.

Debt and Facility Covenants

   Certain of the Company's debt instruments and the Credit Facility contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all applicable covenants at December 31, 2017.

12. Equity

Stock-Based Compensation Plans

     The Company does not issue any awards payable in its common stock or options to purchase its common stock.

     An affiliate employs the personnel who conduct most of the Company's business. In accordance with a services agreement with that affiliate, the Company bears a proportionate share of stock-based compensation expense for those employees. Stock-based compensation expense relate to Stock Options, Performance Shares, and Restricted Stock Units under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan and the MetLife, Inc. 2015 Stock and Incentive Compensation Plan, most of which MetLife, Inc. granted in the first quarter of each year.

     The Company's expense related to stock-based compensation included in other expenses was $74 million, $89 million and $85 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Statutory Equity and Income

  See Note 3 for information on the disposition of NELICO and GALIC.

  The state of domicile of Metropolitan Life Insurance Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratios for Metropolitan Life Insurance Company were in excess of 370% and 400% at December 31, 2017 and December 31, 2016, respectively.

   Metropolitan Life Insurance Company's foreign insurance operations are regulated by applicable authorities of the countries in which each entity operates and are subject to minimum capital and solvency requirements in those countries before corrective action commences. The aggregate required capital and surplus of Metropolitan Life Insurance Company's foreign insurance operations was $279 million and the aggregate actual regulatory capital and surplus was $389 million as of the date of the most recent required capital adequacy calculation for each jurisdiction. Each of those foreign insurance operations exceeded minimum capital and solvency requirements of their respective countries for all periods presented.

   Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries have no material state prescribed accounting practices, except as described below.

   New York has adopted certain prescribed accounting practices, primarily consisting of the continuous Commissioners' Annuity Reserve Valuation Method, which impacts deferred annuities, and the New York Special Consideration Letter, which mandates certain assumptions in asset adequacy testing. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of Metropolitan Life Insurance Company for the years ended December 31, 2017 and 2016 by an amount of $1.1 billion and $909 million, respectively, in excess of the amount of the decrease had capital and surplus been measured under NAIC guidance.

   The tables below present amounts from Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries, which are derived from their respective statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                    Years Ended December 31,
                                                               -----------------------------------
Company                                      State of Domicile    2017        2016        2015
-------------------------------------------- ----------------- ----------- ----------- -----------
                                                                          (In millions)
Metropolitan Life Insurance Company (1).....     New York       $    1,982  $    3,444  $    3,703
New England Life Insurance Company (1)......   Massachusetts           N/A         N/A  $      157
General American Life Insurance Company (1).     Missouri              N/A         N/A  $      204

-------------

(1)In December 2016, Metropolitan Life Insurance Company distributed all of the issued and outstanding shares of common stock of each of NELICO and GALIC to MetLife, Inc., in the form of a non-cash extraordinary dividend.

   Statutory capital and surplus was as follows at:

                                                    December 31,
                                           ------------------------------
      Company                                   2017           2016
      ------------------------------------ -------------- ---------------
                                                   (In millions)
      Metropolitan Life Insurance Company.  $      10,384  $       11,195

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by Metropolitan Life Insurance Company to MetLife, Inc. without insurance regulatory approval and dividends paid:

                                            2018               2017              2016
                                     ------------------- ---------------- ------------------
                                       Permitted Without
Company                                   Approval             Paid (1)        Paid (1) (2)
------------------------------------ ------------------- ---------------- ------------------
                                                          (In millions)
Metropolitan Life Insurance Company.   $         3,075    $         2,523  $           5,740

--------

(1)Reflects all amounts paid, including those requiring regulatory approval.

(2)In 2016, Metropolitan Life Insurance Company paid an ordinary cash dividend to MetLife, Inc. in the amount of $3.6 billion. In addition, in December 2016, Metropolitan Life Insurance Company distributed to MetLife, Inc. as a non-cash extraordinary dividend all of the issued and outstanding shares of common stock of each of NELICO and GALIC in the amount of $981 million and $1.2 billion, respectively, as calculated on a statutory basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   Under New York State Insurance Law, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. in any calendar year based on either of two standards. Under one standard, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive unassigned funds (surplus) excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, Metropolitan Life Insurance Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, Metropolitan Life Insurance Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, Metropolitan Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   There was no dividend paid to Metropolitan Life Insurance Company by its former insurance subsidiaries in 2016. See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI attributable to Metropolitan Life Insurance Company was as follows:

                           Unrealized                        Foreign        Defined
                        Investment Gains     Unrealized     Currency        Benefit
                        (Losses), Net of   Gains (Losses)  Translation       Plans
                       Related Offsets (1) on Derivatives   Adjustments    Adjustment        Total
                      -------------------- -------------- ------------- ---------------  -------------
                                                        (In millions)
Balance at
 December 31, 2014...     $      6,200       $    1,073    $        (3)  $       (2,236)  $      5,034
OCI before
 reclassifications...           (4,839)             (19)          (101)             113         (4,846)
Deferred income
 tax benefit
 (expense)...........            1,715                6             30              (40)         1,711
                         -------------      -----------   ------------  ---------------  -------------
 AOCI before
   reclassifications,
   net of income
   tax...............            3,076            1,060            (74)          (2,163)         1,899
Amounts
 reclassified from
 AOCI................              405              578             --              229          1,212
Deferred income
 tax benefit
 (expense)...........             (144)            (202)            --              (80)          (426)
                         -------------      -----------   ------------  ---------------  -------------
 Amounts
   reclassified
   from AOCI, net
   of income tax.....              261              376             --              149            786
                         -------------      -----------   ------------  ---------------  -------------
Balance at
 December 31, 2015...            3,337            1,436            (74)          (2,014)         2,685
OCI before
 reclassifications...              792             (141)           (11)              (4)           636
Deferred income
 tax benefit
 (expense)...........             (286)              49              3               (5)          (239)
                         -------------      -----------   ------------  ---------------  -------------
 AOCI before
   reclassifications,
   net of income
   tax...............            3,843            1,344            (82)          (2,023)         3,082
Amounts
 reclassified from
 AOCI................               71              177             --              191            439
Deferred income
 tax benefit
 (expense)...........              (26)             (62)            --              (60)          (148)
                         -------------      -----------   ------------  ---------------  -------------
 Amounts
   reclassified
   from AOCI, net
   of income tax.....               45              115             --              131            291
                         -------------      -----------   ------------  ---------------  -------------
Dispositions (2).....             (456)              --             23               30           (403)
Deferred income
 tax benefit
 (expense)...........              160               --             (8)              (3)           149
                         -------------      -----------   ------------  ---------------  -------------
 Dispositions, net
   of income tax.....             (296)              --             15               27           (254)
                         -------------      -----------   ------------  ---------------  -------------
Balance at
 December 31, 2016...            3,592            1,459            (67)          (1,865)         3,119
OCI before
 reclassifications...            3,977              122             26              (30)         4,095
Deferred income
 tax benefit
 (expense)...........           (1,287)             (43)            (6)              11         (1,325)
                         -------------      -----------   ------------  ---------------  -------------
 AOCI before
   reclassifications,
   net of income
   tax...............            6,282            1,538            (47)          (1,884)         5,889
Amounts
 reclassified from
 AOCI................              102             (970)            --              159           (709)
Deferred income
 tax benefit
 (expense)...........              (33)             338             --              (57)           248
                         -------------      -----------   ------------  ---------------  -------------
 Amounts
   reclassified
   from AOCI, net
   of income tax.....               69             (632)            --              102           (461)
                         -------------      -----------   ------------  ---------------  -------------
Balance at
 December 31, 2017...     $      6,351       $      906    $      (47)   $      (1,782)   $      5,428
                         =============      ===========   ============  ===============  =============

--------

(1) See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

(2) See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                  Consolidated Statement of
AOCI Components                                         Amounts Reclassified from AOCI              Operations Locations
-------------------------------------------------  ----------------------------------------     ------------------------------
                                                           Years Ended December 31,
                                                   ----------------------------------------
                                                      2017           2016            2015
                                                   ----------   -------------   -------------
                                                                 (In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)..........  $      12    $         10    $       (208)  Net investment gains (losses)
Net unrealized investment gains (losses)..........          3              21              31   Net investment income
Net unrealized investment gains (losses)..........       (117)           (102)           (228)  Net derivative gains (losses)
                                                   ----------   -------------   -------------
 Net unrealized investment gains (losses), before
   income tax.....................................       (102)            (71)           (405)
Income tax (expense) benefit......................         33              26             144
                                                   ----------   -------------   -------------
 Net unrealized investment gains (losses), net of
   income tax.....................................        (69)            (45)           (261)
                                                   ----------   -------------   -------------
Unrealized gains (losses) on derivatives--cash
 flow hedges:
Interest rate swaps...............................         24              57              83   Net derivative gains (losses)
Interest rate swaps...............................         16              12              11   Net investment income
Interest rate forwards............................        (11)             (1)              4   Net derivative gains (losses)
Interest rate forwards............................          2               3               2   Net investment income
Foreign currency swaps............................        938            (251)           (679)  Net derivative gains (losses)
Foreign currency swaps............................         (1)             (1)             (1)  Net investment income
Credit forwards...................................          1               3               1   Net derivative gains (losses)
Credit forwards...................................          1               1               1   Net investment income
                                                   ----------   -------------   -------------
 Gains (losses) on cash flow hedges, before
   income tax.....................................        970            (177)           (578)
Income tax (expense) benefit......................       (338)             62             202
                                                   ----------   -------------   -------------
 Gains (losses) on cash flow hedges, net of
   income tax.....................................        632            (115)           (376)
                                                   ----------   -------------   -------------
Defined benefit plans adjustment: (1).............
Amortization of net actuarial gains (losses)......       (179)           (198)           (233)
Amortization of prior service (costs) credit......         20               7               4
                                                   ----------   -------------   -------------
 Amortization of defined benefit plan items,
   before income tax..............................       (159)           (191)           (229)
Income tax (expense) benefit......................         57              60              80
                                                   ----------   -------------   -------------
 Amortization of defined benefit plan items, net
   of income tax..................................      (102)            (131)           (149)
                                                   ----------   -------------   -------------
 Total reclassifications, net of income tax.......  $     461    $      (291)    $      (786)
                                                   ==========   =============   =============

--------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 14.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


13. Other Expenses

   Information on other expenses was as follows:

                                                   Years Ended December 31,
                                         -------------------------------------------
                                              2017           2016           2015
                                         -------------  -------------  -------------
                                                        (In millions)
General and administrative expenses.....  $      2,608   $      2,598   $      3,063
Pension, postretirement and
 postemployment benefit costs...........           167            251            241
Premium taxes, other taxes, and
 licenses & fees........................           273            367            358
Commissions and other variable expenses.         1,801          2,366          2,214
Capitalization of DAC...................           (61)          (332)          (482)
Amortization of DAC and VOBA............           241            441            742
Interest expense on debt................           106            112            122
                                         -------------  -------------  -------------
 Total other expenses...................  $      5,135   $      5,803   $      6,258
                                         =============  =============  =============

   Certain prior year amounts have been reclassified to conform to the current year presentation, which has been revised to align the expense categories with the Company's businesses. The reclassifications did not result in a change to total other expenses.

Capitalization of DAC and Amortization of DAC and VOBA

   See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.

Interest Expense on Debt

   See Note 11 for additional information on interest expense on debt.

Affiliated Expenses

   Commissions and other variable expenses, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 6, 11 and 18 for a discussion of affiliated expenses included in the table above.

Income Tax

   See Note 15 for information on the charge related to income tax for the year ended December 31, 2015.

Restructuring Charges

   In 2016, the Company completed a previous enterprise-wide strategic initiative. These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Information regarding restructuring charges was as follows:

                                                                                    Years Ended December 31,
                                                                    --------------------------------------------------------
                                                                                2016                        2015
                                                                    ---------------------------- ---------------------------
                                                                               Lease and                   Lease and
                                                                                 Asset                       Asset
                                                                    Severance  Impairment Total  Severance Impairment Total
                                                                    --------- ----------- ------ --------- ---------- ------
                                                                                         (In millions)
Balance at January 1,..............................................  $   17      $   4    $   21  $   31    $     6   $   37
Restructuring charges..............................................      --          1         1      52          4       56
Cash payments......................................................    (17)        (4)      (21)    (66)        (6)     (72)
                                                                     ------      -----    ------  ------    -------   ------
Balance at December 31,............................................  $   --      $   1    $    1  $   17    $     4   $   21
                                                                     ======      =====    ======  ======    =======   ======
Total restructuring charges incurred since inception of initiative.  $  306      $  47    $  353  $  306    $    46   $  352
                                                                     ======      =====    ======  ======    =======   ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


14. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

   The Company sponsors and administers various qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering employees who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits that are primarily based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as interest credits, determined annually based upon the annual rate of interest on 30-year U.S. Treasury securities, for each account balance. The nonqualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. Participating affiliates are allocated an equitable share of net expense related to the plans, proportionate to other expenses being allocated to these affiliates.

   The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of MetLife who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees of MetLife hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

  Obligations and Funded Status

                                                                                    December 31,
                                                        -------------------------------------------------------------------
                                                                       2017                               2016
                                                        ----------------------------------  -------------------------------
                                                                               Other                            Other
                                                            Pension         Postretirement     Pension       Postretirement
                                                            Benefits (1)      Benefits       Benefits (1)      Benefits
                                                        ----------------  ----------------  -------------  ----------------
                                                                                   (In millions)
Change in benefit obligations:
Benefit obligations at January 1,......................     $      9,837      $      1,742   $      9,760      $      1,905
Service costs..........................................              169                 6            203                 9
Interest costs.........................................              415                75            415                82
Plan participants' contributions.......................               --                33             --                33
Net actuarial (gains) losses...........................              618               (96)           298              (119)
Divestitures, settlements and curtailments (2).........                3                 2           (270)               (8)
Change in benefits and other...........................               --                --            (11)              (43)
Benefits paid..........................................             (563)             (106)          (558)             (117)
Effect of foreign currency translation.................               --                --             --                --
                                                        ----------------  ----------------  -------------  ----------------
  Benefit obligations at December 31,..................           10,479             1,656          9,837             1,742
                                                        ----------------  ----------------  -------------  ----------------
Change in plan assets:
Estimated fair value of plan assets at January 1,......            8,721             1,379          8,490             1,372
Actual return on plan assets...........................              947               124            620                75
Divestitures (2).......................................               --                --           (155)               --
Plan participants' contributions.......................               --                33             --                33
Employer contributions.................................              266                (4)           324                16
Benefits paid..........................................             (563)             (106)          (558)             (117)
                                                        ----------------  ----------------  -------------  ----------------
  Estimated fair value of plan assets at December 31,..            9,371             1,426          8,721             1,379
                                                        ----------------  ----------------  -------------  ----------------
  Over (under) funded status at December 31,...........     $     (1,108)     $       (230)  $     (1,116)     $       (363)
                                                        ================  ================  =============  ================
Amounts recognized on the consolidated balance sheets:
Other assets...........................................     $         55      $        160   $         --      $         --
Other liabilities......................................           (1,163)             (390)        (1,116)             (363)
                                                        ----------------  ----------------  -------------  ----------------
  Net amount recognized................................     $     (1,108)     $       (230)  $     (1,116)     $       (363)
                                                        ================  ================  =============  ================
AOCI:
Net actuarial (gains) losses...........................     $      2,831      $        (55)  $      2,839      $         93
Prior service costs (credit)...........................              (10)              (26)           (11)              (48)
                                                        ----------------  ----------------  -------------  ----------------
  AOCI, before income tax..............................     $      2,821      $        (81)  $      2,828      $         45
                                                        ================  ================  =============  ================
  Accumulated benefit obligation.......................     $     10,180               N/A   $      9,557               N/A
                                                        ================                    =============

-------------

(1) Includes nonqualified unfunded plans, for which the aggregate PBO was $1.2 billion at December 31, 2017 and $1.1 billion at December 31, 2016.

(2) Divestitures for the year ended December 31, 2016 include amounts related to the disposition of NELICO and GALIC. See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


   Information for pension plans with PBOs in excess of plan assets and accumulated benefit obligations ("ABO") in excess of plan assets was as follows at:

                                                        December 31,
                                     -----------------------------------------------------------------
                                            2017          2016               2017             2016
                                       ------------    ------------     ------------    ------------
                                     PBO Exceeds Estimated Fair Value ABO Exceeds Estimated Fair Value
                                          of Plan Assets                   of Plan Assets
                                     -------------------------------- --------------------------------
                                                                  (In millions)
Projected benefit obligations....... $      1,163     $      9,837    $      1,163     $      1,093
Accumulated benefit obligations..... $      1,116     $      9,557    $      1,116     $      1,046
Estimated fair value of plan assets. $         --     $      8,721    $         --     $         --

  Net Periodic Benefit Costs

      The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                                       Years Ended December 31,
                                         -----------------------------------------------------------------------------------
                                                    2017                        2016                         2015
                                         --------------------------  --------------------------  ---------------------------
                                                         Other                       Other                        Other
                                          Pension    Postretirement   Pension    Postretirement   Pension     Postretirement
                                          Benefits     Benefits       Benefits     Benefits       Benefits      Benefits
                                         ---------  ---------------  ---------  ---------------  ----------  ---------------
                                                                            (In millions)
Net periodic benefit costs:
Service costs...........................  $    169          $     6   $    203            $   9   $     217          $    15
Interest costs..........................       415               75        415               82         404               88
Settlement and curtailment costs (1)....         3                2          1               30          --               --
Expected return on plan assets..........      (509)             (72)      (527)             (74)       (538)             (80)
Amortization of net actuarial (gains)
 losses.................................       189               --        188               10         190               43
Amortization of prior service costs
 (credit)...............................        (1)             (22)        (1)              (6)         (1)              (3)
Allocated to affiliates.................       (48)               1        (64)              (9)        (59)             (18)
                                         ---------  ---------------  ---------  ---------------  ----------  ---------------
 Total net periodic benefit costs
   (credit).............................       218              (10)       215               42         213               45
                                         ---------  ---------------  ---------  ---------------  ----------  ---------------
Other changes in plan assets and
 benefit obligations recognized in OCI:
Net actuarial (gains) losses............       181             (148)       176             (121)         50             (156)
Prior service costs (credit)............        --               --        (11)             (40)         --               (7)
Dispositions (2)........................        --               --        (32)               2          --               --
Amortization of net actuarial (gains)
 losses.................................      (189)              --       (188)             (10)       (190)             (43)
Amortization of prior service (costs)
 credit.................................         1               22          1                6           1                3
                                         ---------  ---------------  ---------  ---------------  ----------  ---------------
 Total recognized in OCI................        (7)            (126)       (54)            (163)       (139)            (203)
                                         ---------  ---------------  ---------  ---------------  ----------  ---------------
 Total recognized in net periodic
   benefit costs and OCI................  $    211          $  (136)  $    161            $(121)  $      74          $  (158)
                                         =========  ===============  =========  ===============  ==========  ===============

--------

(1) The Company recognized curtailment charges in 2016 on certain postretirement benefit plans in connection with the U.S. Retail Advisor Force Divestiture See Note 18.

(2) See Note 3.

     The estimated net actuarial (gains) losses and prior service costs (credit) for the defined benefit pension plans and other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $171 million and ($1) million, and ($6) million and ($19) million, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


  Assumptions

     Assumptions used in determining benefit obligations were as follows:

                                        Pension Benefits   Other Postretirement Benefits
                                    -------------------- -------------------------------
December 31, 2017
Weighted average discount rate.....        3.65%                      3.70%
Rate of compensation increase......    2.25% - 8.50%                   N/A
December 31, 2016
Weighted average discount rate.....        4.30%                      4.45%
Rate of compensation increase......    2.25% - 8.50%                   N/A

     Assumptions used in determining net periodic benefit costs were as follows:

                                                             Pension Benefits   Other Postretirement Benefits
                                                         -------------------- -------------------------------
Year Ended December 31, 2017
Weighted average discount rate..........................        4.30%                      4.45%
Weighted average expected rate of return on plan assets.        6.00%                      5.36%
Rate of compensation increase...........................    2.25% - 8.50%                   N/A
Year Ended December 31, 2016
Weighted average discount rate..........................        4.13%                      4.37%
Weighted average expected rate of return on plan assets.        6.00%                      5.53%
Rate of compensation increase...........................    2.25% - 8.50%                   N/A
Year Ended December 31, 2015
Weighted average discount rate..........................        4.10%                      4.10%
Weighted average expected rate of return on plan assets.        6.25%                      5.70%
Rate of compensation increase...........................    2.25% - 8.50%                   N/A

     The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.

     The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted average expected rate of return on plan assets for use in that plan's valuation in 2018 is currently anticipated to be 5.75% for pension benefits and 5.11% for other postretirement benefits.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                            December 31,
                                                            ---------------------------------------------
                                                                     2017                   2016
                                                            ---------------------- ----------------------
                                                               Before   Age 65 and    Before   Age 65 and
                                                             Age 65      older      Age 65      older
                                                            --------- ------------ --------- ------------
Following year.............................................      5.6%         6.6%      6.8%          13%
Ultimate rate to which cost increase is assumed to decline.      4.0%         4.3%      4.0%         4.3%
Year in which the ultimate trend rate is reached...........      2086         2098      2077         2092

     Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects as of December 31, 2017:

                                                            One Percent   One Percent
                                                            Increase      Decrease
                                                          ------------- -------------
                                                                 (In millions)
Effect on total of service and interest costs components.    $        9  $        (8)
Effect of accumulated postretirement benefit obligations.    $      186  $      (154)

  Plan Assets

     The Company provides MetLife employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by the Company, and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

     The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any of the given Managers.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plan's funded status;
  (ii) minimizing the volatility of the Invested Plan's funded status;
  (iii) generating asset returns that exceed liability increases; and
  (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of the Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and recommend asset allocations.

     Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

     The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2017 for the Invested Plans:

                                                            December 31,
                          ---------------------------------------------------------------------------------
                                            2017                                     2016
                          ----------------------------------------- ---------------------------------------
                                               Other Postretirement                    Other Postretirement
                             Pension Benefits         Benefits (1)    Pension Benefits       Benefits (1)
                          -------------------- -------------------- ------------------ --------------------
                                     Actual               Actual          Actual              Actual
                            Target  Allocation   Target  Allocation     Allocation          Allocation
                          -------- ----------- -------- ----------- ------------------ --------------------
Asset Class
Fixed maturity securities   82%          82%        85%         84%                81%                  76%
Equity securities (2)....   10%          10%        15%         15%                11%                  24%
Alternative
 securities (3)..........    8%           8%        --%          1%                 8%                  --%
                                   -----------          ----------- ------------------ --------------------
 Total assets............               100%                   100%               100%                 100%
                                   ===========          =========== ================== ====================

--------

(1) Other postretirement benefits do not reflect postretirement life insurance plan assets invested in fixed maturity securities.

(2) Equity securities percentage includes derivative assets.

(3) Alternative securities primarily include hedge, private equity and real estate funds.

  Estimated Fair Value

     The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as described in Note 10, based upon the significant input with the lowest level in its valuation. The Level 2 asset category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate accounts is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data. Directly held investments are primarily invested in U.S. and foreign government and corporate securities. The Level 3 asset category includes separate accounts that are invested in assets that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The pension and other postretirement plan assets measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                    December 31, 2017
                                   -----------------------------------------------------------------------------------
                                               Pension Benefits                    Other Postretirement Benefits
                                   ----------------------------------------- -----------------------------------------
                                       Fair Value Hierarchy                      Fair Value Hierarchy
                                   -----------------------------             -----------------------------
                                                                    Total                                     Total
                                                                  Estimated                                 Estimated
                                     Level 1   Level 2   Level 3  Fair Value   Level 1   Level 2   Level 3  Fair Value
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
                                                                      (In millions)
Assets
Fixed maturity securities:
Corporate.........................  $    --   $  3,726   $    1    $  3,727    $   20    $  362    $  --     $    382
U.S. government bonds.............    1,256        528       --       1,784       269         6       --          275
Foreign bonds.....................       --        937       --         937        --        94       --           94
Federal agencies..................       35        134       --         169        --        17       --           17
Municipals........................       --        335       --         335        --        28       --           28
Short-term investments............      135        192       --         327         8       391       --          399
Other (1).........................        7        383        9         399        --        68       --           68
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
  Total fixed maturity securities.    1,433      6,235       10       7,678       297       966       --        1,263
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
Equity securities:
Common stock - domestic...........      480         91       --         571        80        --       --           80
Common stock - foreign............      317         --        3         320        73        --       --           73
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
  Total equity securities.........      797         91        3         891       153        --       --          153
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
Other investments.................       --        144      622         766        --         9       --            9
Derivative assets.................       33          2        1          36         1        --       --            1
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
  Total assets....................  $ 2,263   $  6,472   $  636    $  9,371    $  451    $  975    $  --     $  1,426
                                   ========= ========= ========= =========== ========= ========= ========= ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

                                                                    December 31, 2016
                                   ------------------------------------------------------------------------------------
                                                Pension Benefits                    Other Postretirement Benefits
                                   ------------------------------------------ -----------------------------------------
                                        Fair Value Hierarchy                      Fair Value Hierarchy
                                   ------------------------------             -----------------------------
                                                                     Total                                     Total
                                                                   Estimated                                 Estimated
                                     Level 1   Level 2    Level 3  Fair Value   Level 1   Level 2   Level 3  Fair Value
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
                                                                      (In millions)
Assets
Fixed maturity securities:
Corporate.........................  $     --  $  3,406    $   --    $  3,406    $   20    $  305    $  --     $    325
U.S. government bonds.............     1,655         4        --       1,659       210         1       --          211
Foreign bonds.....................        --       775        --         775        --        72       --           72
Federal agencies..................        --       196        --         196        --        28       --           28
Municipals........................        --       313        --         313        --        23       --           23
Short-term investments............       118       212        --         330        13       416       --          429
Other (1).........................        --       362         9         371        --        55       --           55
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
  Total fixed maturity securities.     1,773     5,268         9       7,050       243       900       --        1,143
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
Equity securities:
Common stock - domestic...........       474        --        --         474       113        --       --          113
Common stock - foreign............       380        --        --         380       122        --       --          122
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
  Total equity securities.........       854        --        --         854       235        --       --          235
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
Other investments.................        --       105       634         739        --        --       --           --
Derivative assets.................        16        (2)       64          78         1        --       --            1
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
  Total assets....................  $  2,643  $  5,371    $  707    $  8,721    $  479    $  900    $  --     $  1,379
                                   ========= =========  ========= =========== ========= ========= ========= ===========

-------------

(1) Other primarily includes money market securities, mortgage-backed securities, collateralized mortgage obligations and ABS.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

     A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                  --------------------------------------------------------------------
                                                                            Pension Benefits
                                                  --------------------------------------------------------------------
                                                                                      Equity
                                                     Fixed Maturity Securities      Securities
                                                  ------------------------------    ----------
                                                                                       Common
                                                                Foreign               Stock -      Other       Derivative
                                                   Corporate     Bonds    Other (1)   Foreign    Investments    Assets
                                                  ----------   --------  ---------- ---------- ------------- ------------
                                                                       (In millions)
Balance, January 1, 2016.........................   $    78     $    17    $    7    $    --      $    722      $    75
Realized gains (losses)..........................         3          --        --         --            (1)           3
Unrealized gains (losses)........................         3          (4)        1         --            32          (18)
Purchases, sales, issuances and settlements, net.       (22)         (3)       --         --          (119)           6
Transfers into and/or out of Level 3.............       (62)        (10)        1         --            --           (2)
                                                  ----------   --------  ---------- ---------- ------------- ------------
Balance, December 31, 2016.......................   $    --     $    --    $    9    $    --      $    634      $    64
Realized gains (losses)..........................       (10)         --        --          2            --          (22)
Unrealized gains (losses)........................        10          --        --         --           (12)           6
Purchases, sales, issuances and settlements, net.        --          --         7         (4)           --          (47)
Transfers into and/or out of Level 3.............         1          --        (7)         5            --           --
                                                  ----------   --------  ---------- ---------- ------------- ------------
Balance, December 31, 2017.......................   $     1     $    --    $    9    $     3      $    622      $     1
                                                  ==========   ========  ========== ========== ============= ============

--------

(1) Other includes ABS and collateralized mortgage obligations.

     For the years ended December 31, 2017 and 2016, there were no other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs.

  Expected Future Contributions and Benefit Payments

     It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2018. The Company expects to make discretionary contributions to the qualified pension plan of $150 million in 2018. For information on employer contributions, see "-- Obligations and Funded Status."

     Benefit payments due under the nonqualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $70 million to fund the benefit payments in 2018.

     Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the Company may be reimbursed from plan assets for postretirement medical claims paid from their general assets. The Company expects to make contributions of $50 million towards benefit obligations in 2018 to pay postretirement medical claims.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

     Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                               Pension Benefits   Other Postretirement Benefits
                           -------------------- -------------------------------
                                              (In millions)
 2018.....................     $            562                  $           85
 2019.....................     $            571                  $           88
 2020.....................     $            587                  $           88
 2021.....................     $            591                  $           87
 2022.....................     $            606                  $           88
 2023-2027................     $          3,227                  $          443

  Additional Information

     As previously discussed, most of the assets of the pension benefit plans are held in a group annuity contract issued by the Company while some of the assets of the postretirement benefit plans are held in a trust which largely utilizes life insurance contracts issued by the Company to hold such assets. Total revenues from these contracts recognized on the consolidated statements of operations were $56 million, $57 million and $55 million for the years ended December 31, 2017, 2016 and 2015, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was $1.1 billion, $660 million and ($130) million for the years ended December 31, 2017, 2016 and 2015, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

Defined Contribution Plans

   The Company sponsors defined contribution plans for substantially all MetLife employees under which a portion of employee contributions are matched. The Company contributed $65 million, $73 million and $72 million for the years ended December 31, 2017, 2016 and 2015, respectively.

15. Income Tax

   On December 22, 2017, President Trump signed into law U.S. Tax Reform. U.S. Tax Reform includes numerous changes in tax law, including a permanent reduction in the federal corporate income tax rate from 35% to 21%, which took effect for taxable years beginning on or after January 1, 2018. U.S. Tax Reform moves the United States from a worldwide tax system to a participation exemption system by providing corporations a 100% dividends received deduction ("DRD") for dividends distributed by a controlled foreign corporation. To transition to that new system, U.S. Tax Reform imposes a one-time deemed repatriation tax on unremitted earnings and profits at a rate of 8.0% for illiquid assets and 15.5% for cash and cash equivalents.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

   The incremental financial statement impact related to U.S. Tax Reform was as follows:

                                                                                    U.S. Tax Reform
                                                                                    ---------------
                                                                                     (In millions)
Income (loss) before provision for income tax......................................  $        (66)
Provision for income tax expense (benefit):
Deferred tax revaluation...........................................................        (1,112)
                                                                                    ---------------
 Total provision for income tax expense (benefit)..................................        (1,112)
                                                                                    ---------------
Income (loss), net of income tax...................................................          1,046
Income tax (expense) benefit related to items of other comprehensive income (loss).            133
                                                                                    ---------------
Increase to net equity from U.S. Tax Reform........................................  $       1,179
                                                                                    ===============

   In accordance with SAB 118 issued by the U.S. Securities and Exchange Commission ("SEC") in December 2017, the Company has recorded provisional amounts for certain items for which the income tax accounting is not complete. For these items, the Company has recorded a reasonable estimate of the tax effects of U.S. Tax Reform. The estimates will be reported as provisional amounts during a measurement period, which will not exceed one year from the date of enactment of U.S. Tax Reform. The Company may reflect adjustments to its provisional amounts upon obtaining, preparing, or analyzing additional information about facts and circumstances that existed as of the enactment date that, if known, would have affected the income tax effects initially reported as provisional amounts.

   The following items are considered provisional estimates due to complexities and ambiguities in U.S. Tax Reform which resulted in incomplete accounting for the tax effects of these provisions. Further guidance, either legislative or interpretive, and analysis will be required to complete the accounting for these items:

   . Deemed Repatriation Transition Tax - The Company has recorded a $1 million charge for this item.

   . Global Intangible Low-Tax Income - U.S. Tax Reform imposes a minimum tax on global intangible low-tax income, which is generally the excess income of foreign subsidiaries over a 10% rate of routine return on tangible business assets. The Company has not yet formally adopted an accounting policy for this item. For the year ended December 31, 2017, the Company did not record a tax charge and tax incurred in future periods related to global intangible low-tax income will be recorded in the period incurred.

   . Compensation and Fringe Benefits - U.S. Tax Reform limits certain employer deductions for fringe benefit and related expenses and also repeals the exception allowing the deduction of certain performance-based compensation paid to certain senior executives. The Company has recorded an $8 million tax charge, included within the deferred tax revaluation.

   . Alternative Minimum Tax Credits - U.S. Tax Reform eliminates the corporate alternative minimum tax and allows for minimum tax credit carryforwards to be used to offset future regular tax or to be refunded over the next few years. However, pursuant to the requirements of the Balanced Budget and Emergency Deficit Control Act of 1985, as amended, refund payments issued for corporations claiming refundable prior year alternative minimum tax credits are subject to a sequestration rate of 6.6%. The application of this fee to refunds in future years is subject to further guidance. Additionally, the sequestration reduction rate in effect at the time is subject to uncertainty. The Company has recorded a $7 million tax charge included within the deferred tax revaluation.

 . Tax Credit Partnerships - Certain tax credit partnership investments derive returns in part from income tax credits. The Company recognizes changes in tax attributes at the partnership level when reported by the investee in its financial information. U.S. Tax Reform may impact the tax attributes of tax credit partnerships. However, investee financial information is not yet available to enable the Company to determine the impacts of U.S. Tax Reform. Accordingly, the Company has applied prior law to these equity method investments in accordance with SAB 118. During the one year measurement period under SAB 118, the impacts of U.S. Tax Reform will be recognized as the investee financial information is made available.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


  The provision for income tax was as follows:

                                                  Years Ended December 31,
                                                  -------------------------
                                                    2017     2016    2015
                                                  --------  ------  -------
                                                        (In millions)
     Current:
     Federal.....................................  $ 1,511   $ 675   $1,384
     State and local.............................        4       5       20
     Foreign.....................................       14      40       36
                                                  --------  ------  -------
      Subtotal...................................    1,529     720    1,440
                                                  --------  ------  -------
     Deferred:
     Federal.....................................   (2,099)   (539)     296
     Foreign.....................................        9      18       27
                                                  --------  ------  -------
      Subtotal...................................   (2,090)   (521)     323
                                                  --------  ------  -------
      Provision for income tax expense (benefit).  $  (561)  $ 199   $1,763
                                                  ========  ======  =======

  The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations was as follows:

                                    Years Ended December 31,
                                   --------------------------
                                     2017      2016    2015
                                   --------  -------  -------
                                         (In millions)
                   Income (loss):
                   Domestic.......  $ 4,045   $2,379   $4,409
                   Foreign........   (1,079)    (438)      72
                                   --------  -------  -------
                    Total.........  $ 2,966   $1,941   $4,481
                                   ========  =======  =======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2017     2016     2015
                                                 --------  ------  -------
                                                       (In millions)
    Tax provision at U.S. statutory rate........  $ 1,039   $ 679   $1,569
    Tax effect of:
    Dividend received deduction.................      (65)    (79)     (82)
    Tax-exempt income...........................      (49)    (38)     (24)
    Prior year tax (1)..........................      (29)    (33)     558
    Low income housing tax credits..............     (278)   (270)    (221)
    Other tax credits...........................     (101)    (98)     (68)
    Foreign tax rate differential...............       --       1       (4)
    Change in valuation allowance...............       --      (1)      (1)
    U.S. Tax Reform impact (2)..................   (1,089)     --       --
    Other, net..................................       11      38       36
                                                 --------  ------  -------
     Provision for income tax expense (benefit).  $  (561)  $ 199   $1,763
                                                 ========  ======  =======

--------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

(1) As discussed further below, for the year ended December 31, 2015, prior year tax includes a $557 million non-cash charge related to an uncertain tax position.

(2) U.S. Tax Reform impact of ($1.1) billion excludes ($23) million of tax provision at the U.S. statutory rate for a total tax reform benefit of ($1.1) billion.

  Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                        December 31,
                                                     ------------------
                                                       2017      2016
                                                     --------  --------
                                                        (In millions)
       Deferred income tax assets:
       Policyholder liabilities and receivables.....  $ 1,361   $   292
       Net operating loss carryforwards.............       23        27
       Employee benefits............................      595       828
       Tax credit carryforwards.....................    1,127       947
       Litigation-related and government mandated...      117       212
       Other........................................      437       460
                                                     --------  --------
         Total gross deferred income tax assets.....    3,660     2,766
       Less: Valuation allowance....................       20        20
                                                     --------  --------
         Total net deferred income tax assets.......    3,640     2,746
                                                     --------  --------
       Deferred income tax liabilities:
       Investments, including derivatives...........    1,989     1,234
       Intangibles..................................       32        53
       DAC..........................................      673     1,150
       Net unrealized investment gains..............    2,313     2,693
       Other........................................        2         1
                                                     --------  --------
         Total deferred income tax liabilities......    5,009     5,131
                                                     --------  --------
         Net deferred income tax asset (liability)..  $(1,369)  $(2,385)
                                                     ========  ========

  The Company has not recorded an additional valuation allowance benefit or charge related to certain state net operating loss carryforwards for the year ended December 31, 2017. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


  The following table sets forth the domestic and state net operating loss carryforwards for tax purposes at December 31, 2017.

                                       Net Operating Loss Carryforwards
                                       --------------------------------
                                       Domestic          State
                                       --------          -----
                                       (In millions)
                          Expiration:
                          2018-2022...      $--           $ 49
                          2023-2027...       --             64
                          2028-2032...       --             13
                          2033-2037...       12              2
                          Indefinite..       --             --
                                       --------          -----
                                            $12           $128
                                            ==            ===

  The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2017.

                                  Tax Credit Carryforwards
                         ------------------------------------------
                         General Business
                             Credits      Foreign Tax Credits Other
                         ---------------- ------------------- -----
                                       (In millions)
            Expiration:
            2018-2022...           $   --                 $10  $ --
            2023-2027...               --                  88    --
            2028-2032...              232                  --    --
            2033-2037...              832                  --    --
            Indefinite..               --                  --   194
                         ---------------- ------------------- -----
                                   $1,064                 $98  $194
                         ================ =================== =====

  The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $203 million and $60 million for the years ended December 31, 2017 and 2016, respectively.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for i) 2000 through 2002 where the IRS disallowance relates to certain tax credits claimed, for which in April 2015, the Company received a Statutory Notice of Deficiency (the "Notice") and paid the tax thereon in September 2015 (see note
(1) below); and ii) 2003 through 2006, where the IRS disallowance relates predominantly to certain tax credits claimed and the Company is engaged with IRS Appeals. Management believes it has established adequate tax liabilities and final resolution for the years 2000 through 2006 is not expected to have a material impact on the Company's consolidated financial statements. The IRS audit cycle for the years 2007-2009, which began in December of 2015, is scheduled to conclude in 2018.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. For example, federal tax legislation could impact unrecognized tax benefits. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                          Years Ended December 31,
                                                                               ---------------------------------------------
                                                                                    2017           2016            2015
                                                                               -------------  -------------  ---------------
                                                                                               (In millions)
Balance at January 1,.........................................................  $        931   $      1,075   $          546
Additions for tax positions of prior years (1)................................            --              7              558
Reductions for tax positions of prior years (2)...............................           (38)          (109)              --
Additions for tax positions of current year...................................             4              6                4
Reductions for tax positions of current year..................................            (1)            --               --
Settlements with tax authorities..............................................            (6)           (48)             (33)
                                                                               -------------  -------------  ---------------
Balance at December 31,.......................................................  $        890   $        931   $        1,075
                                                                               =============  =============  ===============
Unrecognized tax benefits that, if recognized would impact the effective rate.  $        890   $        931   $        1,060
                                                                               =============  =============  ===============

--------

(1) The significant increase in 2015 is related to a non-cash charge the Company recorded to net income of $792 million, net of tax. The charge was related to an uncertain tax position and was comprised of a $557 million charge included in provision for income tax expense (benefit) and a $362 million ($235 million, net of tax) charge included in other expenses. This charge is the result of the Company's consideration of certain decisions of the U.S. Court of Appeals for the Second Circuit upholding the disallowance of foreign tax credits claimed by other corporate entities not affiliated with the Company. The Company's action relates to tax years from 2000 to 2009, during which MLIC held non-U.S. investments in support of its life insurance business through a United Kingdom investment subsidiary that was structured as a joint venture at the time.

(2) Included for 2016 is the impact of the dividend by Metropolitan Life Insurance Company of all of the issued and outstanding shares of common stock of each of NELICO and GALIC to MetLife, Inc.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                               Years Ended December 31,
                                                                           --------------------------------
                                                                             2017       2016        2015
                                                                           --------- ----------  ----------
                                                                                    (In millions)
Interest recognized on the consolidated statements of operations (1)...... $      47 $      (33) $      382

                                                                                          December 31,
                                                                                     ----------------------
                                                                                        2017        2016
                                                                                     ----------  ----------
                                                                                         (In millions)
Interest included in other liabilities on the consolidated balance sheets.           $      653  $      606

--------

(1) The significant increase in 2015 is related to the non-cash charge discussed above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The Company had no penalties for the years ended December 31, 2017, 2016 and 2015.

   There has been no change in the Company's position on the disallowance of its foreign tax credits by the IRS. The Company continues to contest the disallowance of these foreign tax credits by the IRS as management believes the facts strongly support the Company's position. The Company will defend its position vigorously and does not expect any additional charges related to this matter.

   Also related to the aforementioned foreign tax credit matter, on April 9, 2015, the IRS issued the Notice to the Company. The Notice asserted that the Company owes additional taxes and interest for 2000 through 2002 primarily due to the disallowance of foreign tax credits. The transactions that are the subject of the Notice continue through 2009, and it is likely that the IRS will seek to challenge these later periods. On September 18, 2015, the Company paid the assessed tax and interest of $444 million for 2000 through 2002. On November 19, 2015, $9 million of this amount was refunded from the IRS as an overpayment of interest. On May 30, 2017, the Company filed a claim for refund with the IRS for the remaining tax and interest.

   Prior to U.S. Tax Reform, the DRD related to variable life insurance and annuity contracts was generally based on a company specific percentage referred to as the company's share. The calculation of this amount was subject to significant dispute between taxpayers and the IRS. U.S. Tax Reform eliminated this dispute by fixing the calculation to a specific percentage subsequent to 2017.

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized an income tax benefit of $60 million, $75 million and $76 million, respectively, related to the separate account DRD. The 2017 benefit included an expense of $1 million related to a true-up of the 2016 tax return.

16. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2017. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known to management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Can Be Made

      For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, the Company has not made an accrual. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to $325 million.

   Matters as to Which an Estimate Cannot Be Made

      For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Asbestos-Related Claims

      Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

      Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that:
   (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


      The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                             December 31,
                                             --------------------------------------------
                                                  2017           2016           2015
                                             -------------- -------------- --------------
                                                (In millions, except number of claims)
Asbestos personal injury claims at year end.         62,930         67,223         67,787
Number of new claims during the year........          3,514          4,146          3,856
Settlement payments during the year (1).....  $        48.6  $        50.2  $        56.1

--------

(1) Settlement payments represent payments made by Metropolitan Life Insurance Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance Company's attorneys' fees and expenses.

      The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

      The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

      The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

      The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and
   (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


      Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending. Based upon its regular reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its liability analysis for asbestos-related claims through December 31, 2017. Metropolitan Life Insurance Company increased its recorded liability for asbestos-related claims to $551 million at December 31, 2017.

   Regulatory Matters

      The Company receives and responds to subpoenas or other inquiries seeking a broad range of information from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the SEC; federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority ("FINRA"). The issues involved in information requests and regulatory matters vary widely. The Company cooperates in these inquiries.

     In the Matter of Chemform, Inc. Site, Pompano Beach, Broward County,
     Florida

        In July 2010, the Environmental Protection Agency ("EPA") advised Metropolitan Life Insurance Company that it believed payments were due under two settlement agreements, known as "Administrative Orders on Consent," that New England Mutual Life Insurance Company ("New England Mutual") signed in 1989 and 1992 with respect to the cleanup of a Superfund site in Florida (the "Chemform Site"). The EPA originally contacted Metropolitan Life Insurance Company (as successor to New England Mutual) and a third party in 2001, and advised that they owed additional clean-up costs for the Chemform Site. The matter was not resolved at that time. In September 2012, the EPA, Metropolitan Life Insurance Company and the third party executed an Administrative Order on Consent under which Metropolitan Life Insurance Company and the third party agreed to be responsible for certain environmental testing at the Chemform Site. The EPA may seek additional costs if the environmental testing identifies issues. The EPA and Metropolitan Life Insurance Company have reached a settlement in principal on the EPA's claim for past costs. The Company estimates that the aggregate cost to resolve this matter, including the settlement for claims of past costs and the costs of environmental testing, will not exceed $300 thousand.

     Sales Practices Regulatory Matters.

        Regulatory authorities in a number of states and FINRA, and occasionally the SEC, have had investigations or inquiries relating to sales of individual life insurance policies or annuities or other products by Metropolitan Life Insurance Company. These investigations often focus on the conduct of particular financial services representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for these sales practices-related investigations or inquiries.

     Unclaimed Property Litigation

        Alleging that MetLife, Inc., Metropolitan Life Insurance Company, and several other insurance companies violated the New York False Claims Act (the "Act") by filing false unclaimed property reports from 1986 to 2017 with New York to avoid having to escheat the proceeds of more than 25,000 life insurance policies, including policies for which the defendants escheated funds as part of their demutualization in the late 1990s, Total Asset Recovery Services ("The Relator") has brought an action under the qui tam provision of the Act on behalf of itself and New York. The Relator originally filed this action under seal in 2010, and the complaint was unsealed on December 19, 2017. The Relator seeks treble damages and other relief. The Company intends to defend this action vigorously.

   Total Control Accounts Litigation

        Metropolitan Life Insurance Company is a defendant in a lawsuit related to its use of retained asset accounts, known as TCAs, as a settlement option for death benefits.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


     Owens v. Metropolitan Life Insurance Company (N.D. Ga., filed April 17,
     2014)

        Plaintiff filed this class action lawsuit on behalf of all persons for whom Metropolitan Life Insurance Company established a TCA, to pay death benefits under an ERISA plan. The action alleges that Metropolitan Life Insurance Company's use of the TCA as the settlement option for life insurance benefits under some group life insurance policies violates Metropolitan Life Insurance Company's fiduciary duties under ERISA. As damages, plaintiff seeks disgorgement of profits that Metropolitan Life Insurance Company realized on accounts owned by members of the class. In addition, plaintiff, on behalf of a subgroup of the class, seeks interest under Georgia's delayed settlement interest statute, alleging that the use of the TCA as the settlement option did not constitute payment. On September 27, 2016, the court denied Metropolitan Life Insurance Company's summary judgment motion in full and granted plaintiff's partial summary judgment motion. On September 29, 2017, the court certified a nationwide class. The court also certified a Georgia subclass. The Company intends to defend this action vigorously.

   Inquiries into Pension Benefits

     The Company informed its primary state regulator, the New York State Department of Financial Services ("NYDFS"), about its practices in connection with the payment of certain pension benefits to annuitants and related matters. The NYDFS is examining the issue. The Division of Enforcement of the SEC is also investigating this matter and several additional regulators, including, but not limited to, the Massachusetts Securities Division, have made inquiries into these practices, including as to related disclosures. It is possible that other jurisdictions may pursue similar investigations or inquiries. On February 13, 2018, the Company announced that in connection with a review of practices and procedures used to estimate reserves related to certain RIS group annuitants who have been unresponsive or missing over time, the Company had identified a material weakness in its internal control over financial reporting related to certain RIS group annuity reserves. In conjunction with the material weakness, the Company increased reserves by $510 million pre-tax to reinstate reserves previously released, and to reflect accrued interest and other related liabilities. See Note 1.

     The Company is exposed to regulatory investigations, and could be exposed to additional legal actions. These may result in payments, including damages, fines, penalties, interest and other amounts assessed or awarded by courts or regulatory authorities under applicable escheat, tax, securities, ERISA, or other laws or regulations. The Company could incur significant costs in connection with these actions. The Company's increase in reserves does not reflect, and the Company has not recorded an accrual for, any such potential amounts. An estimate of the possible loss or range of loss cannot be made at this time.

   Other Litigation

     Sun Life Assurance Company of Canada Indemnity Claim

        In 2006, Sun Life Assurance Company of Canada ("Sun Life"), as successor to the purchaser of Metropolitan Life Insurance Company's Canadian operations, filed a lawsuit in Toronto, seeking a declaration that Metropolitan Life Insurance Company remains liable for "market conduct claims" related to certain individual life insurance policies sold by Metropolitan Life Insurance Company that were subsequently transferred to Sun Life. In January 2010, the court found that Sun Life had given timely notice of its claim for indemnification but, because it found that Sun Life had not yet incurred an indemnifiable loss, granted Metropolitan Life Insurance Company's motion for summary judgment. Both parties agreed to consider the indemnity claim through arbitration. In September 2010, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Toronto alleging sales practices claims regarding the policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. On August 30, 2011, Sun Life notified Metropolitan Life Insurance Company that another purported class action lawsuit was filed against Sun Life in Vancouver, BC alleging sales practices claims regarding certain of the same policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. Sun Life contends that Metropolitan Life Insurance Company is obligated to indemnify Sun Life for some or all of the claims in these lawsuits. These sales practices cases against Sun Life are ongoing.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


     Voshall v. Metropolitan Life Insurance Company (Superior Court of the State of California, County of Los Angeles, April 8, 2015)

        Plaintiff filed this putative class action lawsuit on behalf of himself and all persons covered under a long-term group disability income insurance policy issued by Metropolitan Life Insurance Company to public entities in California between April 8, 2011 and April 8, 2015. Plaintiff alleges that Metropolitan Life Insurance Company improperly reduced benefits by including cost of living adjustments and employee paid contributions in the employer retirement benefits and other income that reduces the benefit payable under such policies. Plaintiff asserts causes of action for declaratory relief, violation of the California Business & Professions Code, breach of contract and breach of the implied covenant of good faith and fair dealing. The Company intends to defend this action vigorously.

     Martin v. Metropolitan Life Insurance Company (Superior Court of the State of California, County of Contra Costa, filed December 17, 2015)

        Plaintiffs filed this putative class action lawsuit on behalf of themselves and all California persons who have been charged compound interest by Metropolitan Life Insurance Company in life insurance policy and/or premium loan balances within the last four years. Plaintiffs allege that Metropolitan Life Insurance Company has engaged in a pattern and practice of charging compound interest on life insurance policy and premium loans without the borrower authorizing such compounding, and that this constitutes an unlawful business practice under California law. Plaintiffs assert causes of action for declaratory relief, violation of California's Unfair Competition Law and Usury Law, and unjust enrichment. Plaintiffs seek declaratory and injunctive relief, restitution of interest, and damages in an unspecified amount. On April 12, 2016, the court granted Metropolitan Life Insurance Company's motion to dismiss. Plaintiffs have appealed this ruling.

     Lau v. Metropolitan Life Insurance Company (S.D.N.Y. filed, December 3,
     2015)

        This putative class action lawsuit was filed by a single defined contribution plan participant on behalf of all ERISA plans whose assets were invested in Metropolitan Life Insurance Company's "Group Annuity Contract Stable Value Funds" within the past six years. The suit alleges breaches of fiduciary duty under ERISA and challenges the "spread" with respect to the stable value fund group annuity products sold to retirement plans. The allegations focus on the methodology Metropolitan Life Insurance Company uses to establish and reset the crediting rate, the terms under which plan participants are permitted to transfer funds from a stable value option to another investment option, the procedures followed if an employer terminates a contract, and the level of disclosure provided. Plaintiff seeks declaratory and injunctive relief, as well as damages in an unspecified amount. The parties have settled and the court has dismissed the action.

     Newman v. Metropolitan Life Insurance Company (N.D. Ill., filed March 23,
     2016)

        Plaintiff filed this putative class action alleging causes of action for breach of contract, fraud, and violations of the Illinois Consumer Fraud and Deceptive Business Practices Act, based on Metropolitan Life Insurance Company's class-wide increase in premiums charged for long-term care insurance policies. Plaintiff alleges a class consisting of herself and all persons over age 65 who selected a Reduced Pay at Age 65 payment feature and whose premium rates were increased after age 65. Plaintiff asserts that premiums could not be increased for these class members and/or that marketing material was misleading as to Metropolitan Life Insurance Company's right to increase premiums. Plaintiff seeks unspecified compensatory, statutory and punitive damages as well as recessionary and injunctive relief. On April 12, 2017, the court granted Metropolitan Life Insurance Company's motion, dismissing the action with prejudice. Plaintiff appealed this ruling to the United States Court of Appeals for the Seventh Circuit and on February 6, 2018, the Seventh Circuit reversed and remanded for further proceedings, ruling that plaintiff is entitled to relief on her contract claim.

     Miller, et al. v. MetLife, Inc., et al. (C.D. Cal., filed April 7, 2017)

        Plaintiffs filed this putative class action against MetLife, Inc. and Metropolitan Life Insurance Company in the U.S. District Court for the Central District of California, purporting to assert claims on behalf of all persons who replaced their MetLife Optional Term Life or Group Universal Life policy with a Group Variable Universal Life policy wherein MetLife allegedly charged smoker rates for certain non-smokers. Plaintiffs seek unspecified compensatory and punitive damages, as well as other relief. On September 25, 2017, plaintiffs dismissed the action and refiled the complaint in U.S. District Court for the Southern District of New York. On November 9, 2017, plaintiffs dismissed MetLife, Inc. without prejudice from the action. Metropolitan Life Insurance Company intends to defend this action vigorously.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


     Julian & McKinney v. Metropolitan Life Insurance Company (S.D.N.Y., filed February 9, 2017)

        Plaintiffs filed this putative class and collective action on behalf of themselves and all current and former long-term disability ("LTD") claims specialists between February 2011 and the present for alleged wage and hour violations under the Fair Labor Standards Act, the New York Labor Law, and the Connecticut Minimum Wage Act. The suit alleges that Metropolitan Life Insurance Company improperly reclassified the plaintiffs and similarly situated LTD claims specialists from non-exempt to exempt from overtime pay in November 2013. As a result, they and members of the putative class were no longer eligible for overtime pay even though they allege they continued to work more than 40 hours per week. The Company intends to defend this action vigorously.

     Sales Practices Claims

        Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds, other products or the misuse of client assets. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Insolvency Assessments

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


     Assets and liabilities held for insolvency assessments were as follows:

                                                        December 31,
                                                  -------------------------
                                                      2017         2016
                                                  ------------ ------------
                                                        (In millions)
    Other Assets:
    Premium tax offset for future discounted and
     undiscounted assessments....................  $        51  $        24
    Premium tax offsets currently available for
     paid assessments............................           49           32
                                                  ------------ ------------
     Total.......................................  $       100  $        56
                                                  ============ ============
    Other Liabilities:
    Insolvency assessments.......................  $        66  $        37
                                                  ============ ============

Commitments

  Leases

     The Company, as lessee, has entered into various lease and sublease agreements for office space, information technology, aircrafts and other equipment. Future minimum gross rental payments relating to these lease arrangements are as follows:

                                                    Amount
                                                ---------------
                                                 (In millions)
                 2018..........................  $          144
                 2019..........................             130
                 2020..........................             134
                 2021..........................             132
                 2022..........................             130
                 Thereafter....................             673
                                                ---------------
                  Total........................  $        1,343
                                                ===============

     In 2017, the Company assigned certain leases to an affiliate, effective January 1, 2018. The future minimum gross rental payments associated with those leases have been omitted from the above table. The Company, as assignor, remains liable under the leases to the extent that the affiliate, as assignee, cannot meet any obligations.

     Total minimum rental payments to be received in the future under non-cancelable subleases were $546 million as of December 31, 2017. Operating lease expense was $187 million, $204 million, and $191 million for the years ended December 31, 2017, 2016, and 2015, respectively.

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3.3 billion and $3.9 billion at December 31, 2017 and 2016, respectively.

  Commitments to Fund Partnership Investments, Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $3.9 billion and $4.2 billion at December 31, 2017 and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $127 million, with a cumulative maximum of $407 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $4 million and $5 million at December 31, 2017 and 2016, respectively, for indemnities, guarantees and commitments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Quarterly Results of Operations (Unaudited)

  The unaudited quarterly results of operations for 2017 and 2016 are summarized in the table below:

                                                                            Three Months Ended
                --------------------------------------------------------------------------------------------------------
                            March 31,                          June 30,                         September 30,
                --------------------------------- ---------------------------------  ----------------------------------
                    As                                As                                 As
                Previously                 As     Previously                  As     Previously                  As
                 Reported  Revisions (1) Revised   Reported  Revisions (1)  Revised   Reported  Revisions (1)  Revised
                ---------- ------------- -------- ---------- ------------- --------  ---------- ------------- ---------
                                                                               (In millions)
2017

 Total
 revenues......  $  8,645      $  --     $  8,645  $  9,342      $  --     $  9,342  $  10,286     $    --    $  10,286

 Total
 expenses......  $  7,972      $   6     $  7,978  $  8,528      $   6     $  8,534  $   9,356     $    55    $   9,411
Net
 income
 (loss)........  $    551      $  (4)    $    547  $    648      $  (4)    $    644  $     743     $   (35)   $     708

 Less:
 Net
 income
 (loss)
 attributable
 to
 noncontrolling
 interests.....  $      1      $  --     $      1  $      2      $  --     $      2  $       5     $    --    $       5
Net
 income
 (loss)
 attributable
 to
 Metropolitan
 Life
 Insurance
 Company.......  $    550      $  (4)    $    546  $    646      $  (4)    $    642  $     738     $   (35)   $     703
2016

 Total
 revenues......  $  8,794      $  --     $  8,794  $  9,082      $  --     $  9,082  $   9,876     $    --    $   9,876

 Total
 expenses......  $  8,196      $   9     $  8,205  $  8,749      $   4     $  8,753  $   9,123     $     3    $   9,126
Net
 income
 (loss)........  $    496      $  (6)    $    490  $    326      $  (3)    $    323  $     630     $    (2)   $     628

 Less:
 Net
 income
 (loss)
 attributable
 to
 noncontrolling
 interests.....  $     --      $  --     $     --  $     (2)     $  --     $     (2) $      (7)    $    --    $      (7)
Net
 income
 (loss)
 attributable
 to
 Metropolitan
 Life
 Insurance
 Company.......  $    496      $  (6)    $    490  $    328      $  (3)    $    325  $     637     $    (2)   $     635

                ----------------------------------
                           December 31,
                ---------------------------------
                    As
                Previously                  As
                 Reported  Revisions (1)  Revised
                ---------- ------------- --------

2017

 Total
 revenues......  $  8,952      $  --     $  8,952

 Total
 expenses......  $  8,336      $  --     $  8,336
Net
 income
 (loss)........  $  1,628      $  --     $  1,628

 Less:
 Net
 income
 (loss)
 attributable
 to
 noncontrolling
 interests.....  $     (6)     $  --     $     (6)
Net
 income
 (loss)
 attributable
 to
 Metropolitan
 Life
 Insurance
 Company.......  $  1,634      $  --     $  1,634
2016

 Total
 revenues......  $  8,738      $  --     $  8,738

 Total
 expenses......  $  8,459      $   6     $  8,465
Net
 income
 (loss)........  $    304      $  (3)    $    301

 Less:
 Net
 income
 (loss)
 attributable
 to
 noncontrolling
 interests.....  $      1      $  --     $      1
Net
 income
 (loss)
 attributable
 to
 Metropolitan
 Life
 Insurance
 Company.......  $    303      $  (3)    $    300

--------

(1) See Note 1 for information on prior period revisions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

18. Related Party Transactions

Service Agreements

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $2.2 billion, $2.1 billion and $2.1 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $93 million, $138 million and $135 million for the years ended December 31, 2017, 2016 and 2015, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $141 million, $113 million and $151 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   The Company also entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1.4 billion for the year ended December 31, 2017 and $1.5 billion for both of the years ended December 31, 2016, and 2015, and were reimbursed to the Company by these affiliates.

   The Company had net payables to affiliates, related to the items discussed above, of $205 million and $165 million at December 31, 2017 and 2016, respectively.

   See Notes 6, 8, 11, 12 and 14 for additional information on related party transactions.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the U.S. Retail Advisor Force Divestiture. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2017

                                 (In millions)

                                                                        Estimated        Amount at
                                                     Cost or             Fair            Which Shown on
                                                  Amortized Cost (1)     Value         Balance Sheet
Types of Investments                          ---------------------- -------------- --------------------
Fixed maturity securities:
Bonds:
U.S. government and agency securities........ $               35,021 $       38,545 $             38,545
Public utilities.............................                  6,721          7,626                7,626
State and political subdivision securities...                  6,310          7,551                7,551
Foreign government securities................                  3,887          4,502                4,502
All other corporate bonds....................                 70,159         75,178               75,178
                                              ---------------------- -------------- --------------------
  Total bonds................................                122,098        133,402              133,402
Mortgage-backed and asset-backed securities..                 34,933         35,988               35,988
Redeemable preferred stock...................                    778            882                  882
                                              ---------------------- -------------- --------------------
  Total fixed maturity securities............                157,809        170,272              170,272
                                              ---------------------- -------------- --------------------
Equity securities:
Common stock:
  Industrial, miscellaneous and all other....                  1,128          1,181                1,181
  Public utilities...........................                     62             70                   70
Non-redeemable preferred stock...............                    389            407                  407
                                              ---------------------- -------------- --------------------
  Total equity securities....................                  1,579          1,658                1,658
                                              ---------------------- -------------- --------------------
Mortgage loans...............................                 58,459                              58,459
Policy loans.................................                  6,006                               6,006
Real estate and real estate joint ventures...                  6,612                               6,612
Real estate acquired in satisfaction of debt.                     44                                  44
Other limited partnership interests..........                  3,991                               3,991
Short-term investments.......................                  3,155                               3,155
Other invested assets........................                 14,911                              14,911
                                              ----------------------                --------------------
   Total investments......................... $              252,566                $            265,108
                                              ======================                ====================

--------
(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2017, 2016 and 2015

                                 (In millions)

                            Future Policy Benefits,
                             Other Policy-Related
                     DAC         Balances and       Policyholder Policyholder
                     and     Policyholder Dividend    Account     Dividends       Unearned        Unearned
Segment              VOBA         Obligation          Balances     Payable    Premiums (1), (2)  Revenue (1)
------------------ -------- ----------------------- ------------ ------------ ----------------- ------------
2017
U.S............... $    413        $         61,665   $   69,559     $     --      $        165     $     23
MetLife Holdings..    3,930                  66,753       24,380          499               162          179
Corporate & Other.        5                     294           --           --                --           --
                   -------- ----------------------- ------------ ------------ ----------------- ------------
  Total........... $  4,348        $        128,712   $   93,939     $    499      $        327     $    202
                   ======== ======================= ============ ============ ================= ============
2016
U.S............... $    421        $         58,234   $   66,643     $     --      $        133     $     30
MetLife Holdings..    4,317                  65,982       25,823          510               167          182
Corporate & Other.        5                     337           --           --                --           --
                   -------- ----------------------- ------------ ------------ ----------------- ------------
  Total........... $  4,743        $        124,553   $   92,466     $    510      $        300     $    212
                   ======== ======================= ============ ============ ================= ============
2015
U.S............... $    418        $         56,429   $   63,716     $     --      $        136     $     33
MetLife Holdings..    5,000                  70,276       29,827          621               171          201
Corporate & Other.      625                   1,506          877            3                 1          321
                   -------- ----------------------- ------------ ------------ ----------------- ------------
  Total........... $  6,043        $        128,211   $   94,420     $    624      $        308     $    555
                   ======== ======================= ============ ============ ================= ============

--------
(1) Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2) Includes premiums received in advance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2017, 2016 and 2015

                                 (In millions)

                                                     Policyholder    Amortization of
                                                     Benefits and        DAC and
                      Premiums and                    Claims and          VOBA
                     Universal Life       Net      Interest Credited   Charged to
                   and Investment-Type Investment   to Policyholder       Other          Other
Segment            Product Policy Fees   Income     Account Balances    Expenses      Expenses (1)
------------------ ------------------- ----------- ----------------- --------------- -------------
2017
U.S...............   $          20,500 $     6,012    $       22,019    $         56    $    2,680
MetLife Holdings..               4,643       4,758             6,004             185         2,293
Corporate & Other.                   9       (257)                 4              --         1,018
                   ------------------- ----------- ----------------- --------------- -------------
  Total...........   $          25,152 $    10,513    $       28,027    $        241    $    5,991
                   =================== =========== ================= =============== =============
2016
U.S...............   $          18,909 $     5,811    $       20,263    $         56    $    2,721
MetLife Holdings..               5,739       5,355             7,128             342         2,797
Corporate & Other.                 287        (83)               155              43         1,044
                   ------------------- ----------- ----------------- --------------- -------------
  Total...........   $          24,935 $    11,083    $       27,546    $        441    $    6,562
                   =================== =========== ================= =============== =============
2015
U.S...............   $          18,281 $     5,848    $       19,613    $         59    $    2,658
MetLife Holdings..               5,910       5,601             6,951             631         2,678
Corporate & Other.                 327          90               166              52         1,444
                   ------------------- ----------- ----------------- --------------- -------------
  Total...........   $          24,518 $    11,539    $       26,730    $        742    $    6,780
                   =================== =========== ================= =============== =============

--------
(1) Includes other expenses and policyholder dividends, excluding amortization of DAC and VOBA charged to other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2017, 2016 and 2015

                             (Dollars in millions)

                                                                               % Amount
                                                                              Assumed
                             Gross Amount    Ceded     Assumed   Net Amount    to Net
                             ------------- ---------- ---------- ----------- ----------
2017
Life insurance in-force..... $   3,377,964 $  266,895 $  490,033 $ 3,601,102       13.6%
                             ============= ========== ========== ===========
Insurance premium
Life insurance (1).......... $      16,022 $    1,132 $    1,097 $    15,987        6.9%
Accident & health insurance.         7,040        121         19       6,938        0.3%
                             ------------- ---------- ---------- -----------
 Total insurance premium.... $      23,062 $    1,253 $    1,116 $    22,925        4.9%
                             ============= ========== ========== ===========
2016
Life insurance in-force..... $   3,013,618 $  277,693 $  777,037 $ 3,512,962       22.1%
                             ============= ========== ========== ===========
Insurance premium
Life insurance (1).......... $      14,931 $    1,101 $    1,668 $    15,498       10.8%
Accident & health insurance.         7,000        124         19       6,895        0.3%
                             ------------- ---------- ---------- -----------
 Total insurance premium.... $      21,931 $    1,225 $    1,687 $    22,393        7.5%
                             ============= ========== ========== ===========
2015
Life insurance in-force..... $   3,035,399 $  361,355 $  811,435 $ 3,485,479       23.3%
                             ============= ========== ========== ===========
Insurance premium
Life insurance (1).......... $      14,449 $    1,143 $    1,638 $    14,944       11.0%
Accident & health insurance.         7,048         99         41       6,990        0.6%
                             ------------- ---------- ---------- -----------
 Total insurance premium.... $      21,497 $    1,242 $    1,679 $    21,934        7.7%
                             ============= ========== ========== ===========

--------
(1) Includes annuities with life contingencies.

   For the year ended December 31, 2017, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $16.2 billion and $1.3 billion, respectively, and life insurance premiums of $132 million and $122 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $17.6 billion and $258.3 billion, respectively, and life insurance premiums of $45 million and $727 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $23.1 billion and $276.7 billion, respectively, and life insurance premiums of $40 million and $701 million, respectively.

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


                     METROPOLITAN LIFE SEPARATE ACCOUNT UL



                           PART C: OTHER INFORMATION



ITEM 26. EXHIBITS


   (a) Resolution of the Board of Directors of Metropolitan Life Insurance Company effecting the establishment of Metropolitan Life Separate Account UL (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 30, 1997.)


   (b)         None


   (c) (i) Form of Broker Agreement (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed on April 30, 1997.)


     (ii) Schedule of Sales Commissions (Incorporated by reference from "Sales and Administration of the Policies" in the Prospectuses included herein and "Distribution of the Policies" in the Statement of Additional Information.)


     (iii) Form of Selling Agreement (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 30, 2004.)


     (iv) Form of Retail Sales Agreement (Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 28, 2006.)



     (v) Form of Amended and Restated Principal Underwriting Agreement with MLIDC (Incorporated herein by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 for Metropolitan Life Separate Account E, (File No. 333-176654/ 811-04001) filed April 10, 2018.)



     (vi) Master Retail Sales Agreement (MLIDC) dated February 2010 (Incorporated herein by reference to Exhibit 3(b) in Post-Effective Amendment No. 14 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed April 13, 2010.)


     (vii) Master Retail Sales Agreement between MetLife Investors Distribution Company and broker-dealers dated September 2012 (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 11, 2013.)


   (d) (i) Specimen Old Product Flexible Premium Multifunded Life Insurance Policy (including application and any alternative pages as required by state law) with form of riders, if any (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 30, 1997.)


     (ii) Specimen of New Product Flexible Premium Multifunded Life Insurance Policy (including application and any alternative pages required by state law) with forms of riders (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed February 27, 1998.)


     (iii) Riders for Disability Waiver Rider, and Accidental Death Benefit (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 30, 1997.)


     (iv) Riders for Accelerated Death Benefit, Children's Term Insurance Benefit and Spouse Term Insurance Benefit (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 30, 1997.)


     (v) New York Endorsement of Old Product to Flexible Premium Multifunded Life Insurance Policy (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 30, 1997.)


     (vi) Additional alternate pages for Old Product required by state law (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 30, 1997.)


     (vii) Endorsement adding death benefit Option C for Old Product (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 30, 1997.)

     (viii) Endorsement- Long Term Care Guarantee Purchase (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 10, 2001.)


     (ix) Endorsement- Death Benefit Adjustment (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 30, 2004.)


   (e) (i)     Applications (see (d)(i) and (d)(ii) above)


     (ii) Enterprise Application for Policy (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed on April 30, 2004.)


     (iii) Updated Enterprise Application for Policy (Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 28, 2005.)


   (f) (i) Restated Charter and By-Laws of Metropolitan Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 6, 2000.)


     (ii) Amended and Restated Charter and By-Laws of Metropolitan Life Insurance Company (Incorporated herein by reference to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed March 5, 2002.)


     (iii) Amended and Restated By-Laws of Metropolitan Life Insurance Company (Incorporation herein by reference to Post-Effective Amendment No. 3 to Paragon Separate Account B's Registration Statement on Form N-6 (File No. 333-133675) filed on January 16, 2008.)


   (g) Reinsurance Contracts (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 30, 2004.)


   (h) (i)(a)  Fund Participation Agreement among Metropolitan Life Insurance
               Company, American Funds Insurance Series and Capital Research and Management Company dated April 30, 2001 (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-52366) filed August 3, 2001.)


     (i)(b) Amendment No. 1 dated May 1, 2006; Amendment No. 2 dated April 28, 2008; and Amendment No. 3 dated November 10, 2008. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-160722) filed November 2, 2009.)


     (i)(c) Amendment dated April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 25 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed April 12, 2011.)


     (i)(d) Amendment No. 4 dated November 19, 2014. (Incorporated herein by reference to Post-Effective Amendment No. 18 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-176654) filed April 13, 2016.)


     (ii)(a) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and Metropolitan Life Insurance Company dated April 30, 2001. (Incorporated herein by reference to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed March 5, 2002.)


     (ii)(b) First Amendment dated April 30, 2007; and Second Amendment dated May 1, 2009 (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-6 (File No. 033-57320) filed on April 16, 2009.)


     (ii)(c) Amendment dated April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-6 (File No. 033-57320) filed April 12, 2012.)



     (ii)(d) Participation Agreement dated March 6, 2017 by and among Brighthouse Funds Trust I, Metropolitan Life Insurance Company, Brighthouse Investment Advisers, LLC and Brighthouse Securities, LLC (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-176654/ 811-04001 for Metropolitan Life Separate Account E on Form N-4, filed on April 12, 2017).



     (iii)(a) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company dated August 31, 2007. (Incorporation herein by reference to Post-Effective Amendment No. 9 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed on September 10, 2007.)

     (iii)(b) Amendment dated April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-6 (File No. 033-57320) filed on April 12, 2012.)



    (iii)(c) Participation Agreement dated March 6, 2017 by and among Brighthouse Funds Trust II, Metropolitan Life Insurance Company, Brighthouse Investment Advisers, LLC and Brighthouse Securities, LLC (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-176654/ 811-04001 for Metropolitan Life Separate Account E on Form N-4, filed on April 12, 2017).



   (i)         None


   (j)         None


   (k) Opinion and Consent of Marie C. Swift as to the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 30, 2004.)


   (l) Actuarial Opinion (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 18, 2008.)


   (m) Calculation Exhibit (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 18, 2008.)


   (n) Consent of Independent Registered Public Accounting Firm (Filed herewith)


   (o)         None


   (p)         None


   (q) (i) Memoranda describing certain procedures filed pursuant to Rule 6e-3(T)(b)(12)(iii) (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 30, 1997.)


     (ii) Addendum to Memoranda describing certain procedures filed pursuant to Rule 6e-3(T)(b)(12)(iii) (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 18, 2007.)


   (r)         Powers of Attorney (Filed herewith)


ITEM 27. DIRECTORS AND OFFICERS OF DEPOSITOR


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------------------------------
Steven A. Kandarian                     Chairman of the Board, President and Chief Executive Officer
MetLife, Inc. and Metropolitan Life     and a Director
Insurance Company
200 Park Avenue
New York, NY 10166




Cheryl W. Grise                        Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166





Carlos M. Gutierrez                 Director
Co-Chair
Albright Stonebridge Group (ASG)
555 Thirteenth Street, N.W.
Suite 300 West
Washington, DC 20004



Gerald L. Hassell
Former Chairman of the Board
The Bank of New York Mellon Corporation
200 Park Avenue
New York, NY 10166

David L. Herzog
Former Chief Financial Officer
AIG
200 Park Avenue

New York, NY 10166




R. Glenn Hubbard                           Director
Dean and Russell L. Carson Professor of
Finance and Economics
Graduate School of Business
Columbia University
Uris Hall, Room 101
3022 Broadway
New York, NY 10027-6902





Alfred F. Kelly, Jr.                             Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166





Edward J. Kelly, III                             Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166





William E. Kennard                     Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166




James M. Kilts                        Director
Founding Partner
Centerview Capital
3 Greenwich Office Park, 2nd Floor
Greenwich, CT 06831




Catherine R. Kinney                    Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166





Denise M. Morrison                       Director
President and Chief Executive Officer
Campbell Soup Company
One Campbell Place
Camden, NJ 08103


Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company. The principal business address of each principal officer is 200 Park Avenue, New York, NY 10166 unless otherwise noted below.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Steven A. Kandarian                     Chairman, President and Chief Executive Officer and a Director





Michel A. Khalaf     President - U.S. Business & EMEA





Karl R. Erhardt     Executive Vice President and Chief Auditor

Steven J. Goulart     Executive Vice President, Interim President - Asia and Chief
                      Investment Officer




John C.R. Hele        Executive Vice President and Chief Financial Officer




Esther Lee           Executive Vice President and Global Chief Marketing Officer





Martin J. Lippert     Executive Vice President and Global Technology & Operations
                      Officer





John McCallion     Executive Vice President and Treasurer





William C. O'Donnell     Executive Vice President and Chief Accounting Officer





Susan Podlogar     Executive Vice President and Chief Human Resources Officer





Douglas A. Rayvid     Executive Vice President and Chief Compliance Officer





Rebecca Tadikonda     Executive Vice President and Chief Strategy Officer





Ramy Tadros     Executive Vice President and Chief Risk Officer





Michael Zarcone     Executive Vice President





Stephen W. Gauster     Senior Vice President and Interim General Counsel


ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance
Company:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF December 31, 2017

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2017. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans, LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

     4.     MetLife Assignment Company, Inc. (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

            MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    Newbury Insurance Company, Limited (DE)

H.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

I.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by Brighthouse Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   ML Sentinel Square Member, LLC (DE)

      21.   MetLife Securitization Depositor LLC (DE)

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a)   MPLife, S. de R.L. de C.V. (Mexico) - 99.99% of MPLife,
                 S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

                 i)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37.   MetLife Chino Member, LLC (DE)

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46.   6104 Hollywood, LLC (DE)

      47.   Boulevard Residential, LLC (DE)

      48.   ML-AI MetLife Member 3, LLC (DE)

      49. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      50.   Marketplace Residences, LLC (DE)

      51.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      52.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      53.   Haskell East Village, LLC (DE)

      54.   MetLife Cabo Hilton Member, LLC (DE) - 83.1% of MetLife Cabo
            Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company

      55. 150 North Riverside PE Member LLC (DE) - MLIC owns an 81.45% membership interest; General American Life Insurance Company owns a 13.32% membership interest, and Metropolitan Tower Life Insurance Company owns a 5.23% membership interest

      56.   ML Terraces, LLC (DE)

      57.   Chestnut Flats Wind, LLC (DE)

      58.   MetLife 425 MKT Member, LLC (DE)

      59.   MetLife OFC Member, LLC (DE)

      60.   MetLife THR Investor, LLC (DE)

      61. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      62. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      63.   MetLife CB W/A, LLC (DE)

      64. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      65.   10700 Wilshire, LLC (DE)

      66.   Viridian Miracle Mile, LLC (DE)

      67. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      68.   MetLife OBS Member, LLC (DE)

      69.   MetLife 1007 Stewart, LLC (DE)

      70. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      71.   MetLife Treat Towers Member, LLC (DE)

      72.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      73. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      74.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      75.   Buford Logistics Center, LLC (DE)

      76.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      77. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      78.   MetLife HCMJV 1 GP, LLC (DE)

      79.   MetLife ConSquare Member, LLC (DE)

      80.   MetLife Ontario Street Member, LLC (DE)

      81.   1925 WJC Owner, LLC (DE)

      82.   MetLife Member Solaire, LLC (DE)

      83.   Sino-US United MetLife Insurance Company, Ltd. - 50% of
            Sino-US United MetLife Insurance Company, Ltd. Is owned by MLIC and 50% is owned by a third party.

      84.   MetLife Property Ventures Canada ULC (Canada)

      85.   MetLife Canadian Property Ventures, LLC (NY)

J.    MetLife Capital Trust IV (DE)

K.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

           f) MetLife International PE Fund V, LP (Cayman Islands) - MetLife Insurance K.K. (81.699%); MetLife Limited (Hong Kong) (15.033%); MetLife Insurance Company of Korea (3.268%).

           g) MetLife International PE Fund VI, LP (Cayman Islands) - MetLife Insurance K.K. (95.652%); MetLife Insurance Company of
                Korea (4.348%)

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and Brighthouse Life Insurance Company owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Block 23 Member, LLC, MCP Denver Pavilions Member, LLC, MCP Seventh and Osborne Retail Member, LLC, MCP Seventh and Osborne MF Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress Member, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, MCP Buford Logistics Center Building B, LLC and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Center, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park GreenvilleVenture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC, MCP Seattle Gateweay I Member, LLC, and MCP Seattle Gateway II Member, LLC, MCP Mountain Technology TRS, LLC, and MCP Burnside Member, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 33.20%, Brighthouse Life Insurance Company owns 11.14%, MetLife Insurance Company of Korea, Limited owns 2.96%, MetLife Limited owns 3.54%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.41%.


                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

      6.   MLIA SBAF Manager, LLC (DE)

L.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a) MetLife Services East Private Limited (India) - 99.99% is owned by MetLife Solutions Pte. Ltd. and .01% by Natiloportem Holdings, LLC

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

M.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

N.    Cova Life Management Company (DE)

O.    MetLife Reinsurance Company of Charleston (SC)

P.    MetLife Reinsurance Company of Vermont (VT)

Q.    Delaware American Life Insurance Company (DE)

R.    Federal Flood Certification LLC (TX)

S.    MetLife Global Benefits, Ltd. (Cayman Islands)

T. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Global, Inc. (DE)

AB. Brighthouse Financial, Inc. (DE) - On August 4, 2017, MetLife, Inc.("MET") distributed approximately 80.8% of the shares of Brighthouse Financial, Inc.'s ("BHF") common stock to MET's common shareholders. As a result, MET's ownership of the BHF shares of common stock decreased to approximately 19.2%. MET granted BHF an irrevocable proxy to vote all of its remaining shares of BHF's common stock in proportion to the votes of BHF's other common shareholders. Consequently, MET does not have any voting power over any BHF shares that it still owns. Nevertheless, for the BHF subsidiary insurance companies domiciled in Delaware and New York (Brighthouse Life Insurance Company and Brighthouse Life Insurance Company of NY, respectively) BHF and its affiliates (including these insurance companies) are deemed to be affiliates of MET by their domiciliary state insurance regulators. Accordingly, BHF and its affiliates continue to appear on the MET organizational chart.

      1.   Brighthouse Holdings, LLC (DE)

           a.   New England Life Insurance Company (MA)

           b.   Brighthouse Securities, LLC (DE)

           c.   Brighthouse Services, LLC (DE)

           d.   Brighthouse Investment Advisers, LLC (DE)

           e.   Brighthouse Life Insurance Company (DE

                i. Brighthouse Reinsurance Company of Delaware (DE) - 100% is owned in the aggregate by Brighthouse Life Insurance Company.

                ii.    Brighthouse Life Insurance Company of NY (NY)

                iii.   Brighthouse Connecticut Properties Ventures, LLC (DE)

                iv.    Euro TL Investments LLC (DE)

                v.     Euro TI Investments LLC (DE)

                vi.    Brighthouse Assignment Company (CT)

                vii.   TLA Holdings LLC (DE)

                viii.  TLA Holdings II LLC (DE)

                ix.    ML 1065 Hotel, LLC (DE)

                x.     TIC European Real Estate LP, LLC (DE)

                xi.    The Prospect Company (DE)

                xii.   Brighthouse Renewables Holding, LLC (DE)

                       i.  Greater Sandhill I, LLC (DE)

                xiii. Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)

                       i.  1075 Peachtree, LLC (DE)

AC.   MetLife Insurance Brokerage, Inc. (NY)

AD.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (SWISS) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint-Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.00049095% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.9999659747771405% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.0000311579287982% is owned by MetLife Global Holding Company I GmbH, 0.000000955764687% is owned by International Technical and Advisory Services Limited, 0.000000955764687% is owned by Borderland Investments Limited and 0.000000955764687% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland) - MetLife Europe Insurance d.a.c. is held by MetLife EU Holding Company Limited at 93% and the remaining 7% is held by Alico.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Services, Sociedad Limitada (Spain)

                       6) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       7)  MetLife Solutions S.A.S. (France)

                       8) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       9) MetLife Towarzystwo Ubiezpieczen na Zycie I Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       10) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       11) MetLife Services EOOD (Bulgaria)

                       12) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining by a third party.

                       13) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       14) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi) MetLife Investment Management Holdings (Ireland)Limited

                        1) MetLife Investments Asia Limited (Hong Kong)

                        2) MetLife Syndicated Bank Loan Lux GP, S.a.r.l.
                           (Luxembourg)

                           aa) MetLife BL Feeder (Cayman), LP (Cayman Islands)

                           bb) MetLife BL Feeder, LP (DE)

                           cc) MetLife Syndicated Bank Loan Fund, SCSp
                               (Luxembourg)

                   xii) ALICO Operations LLC (DE)

                        1) MetLife Asset Management Corp. (Japan)

                        2) MetLife Seguros S.A. (Uruguay)

                  xiii) MetLife International Holdings, LLC (DE)

                         1)   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2) PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3) Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4) MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5) Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6) MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7) MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8) Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9) Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A.,

                                    .   99% is held by Natiloportem Holdings,
                                        LLC and

                                    .   26% is held by MetLife Seguros de
                                        Retiro S.A.

                       10)    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11)    MetLife International Limited, LLC (DE)

                       12) MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13)    MetLife Asia Limited (Hong Kong)

                       14) AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15) AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16) MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17) MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18)   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury d.a.c and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               aaa)  The Direct Call Centre
                                                     PTY Limited (Australia)

                                               bbb)  MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Mexico Holdings,
                                               S. de R.L. de C.V. (Mexico) -
                                               99.99995% is owned by
                                               Metropolitan Global Management,
                                               LLC, and .00005% is owned by
                                               Excelencia Operativa y
                                               Tecnologica,S.A. de C.V.

                                         bbb)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               MetLife Mexico Holdings,
                                               S. de R.L. de C.V. and 2.4875% is
                                               owned by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by MetLife Mexico Holdings,
                                               S. de R.L. de C.V. and 2% is
                                               owned by MetLife International
                                               Holdings, LLC.

                                         ddd)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               MetLife Mexico Holdings,
                                               S. de R.L. de C.V. and 0.949729%
                                               is owned by MetLife International
                                               Holdings, LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and .01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and .01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and .01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and .01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and .01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            .01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Servicios,
                                                     S.A. de C.V.

                                         eee)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd. (South Korea)


      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (DE)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5.    International Technical and Advisory Services Limited ("ITAS") (DE)

      6. ALICO Properties, Inc. (DE) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (DE)

      7. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AF.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AG.   MetLife European Holdings, LLC (DE)

AH.   MetLife Investment Management Holdings, LLC (DE)

      a)   Logan Circle Partners GP, LLC (PA)

      b)   Logan Circle Partners, L.P. (PA)

           i)    Logan Circle Partners I LLC (PA)

           ii)   Logan Circle Partners Investment Management, LLC (DE)

      c)   MetLife Real Estate Lending Manager LLC (DE)

      d)   MetLife Real Estate Lending LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 29. INDEMNIFICATION

As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's principal underwriter (the "Underwriter")), which is incorporated in the state of Delaware, and the Depositor, which is incorporated in the state of New York, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of the fact that such person is or was a director or officer of the respective company, under certain circumstances, against liabilities and expenses incurred by such person.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 30. PRINCIPAL UNDERWRITERS


(a) MetLife Investors Distribution Company is the principal underwriter and distributor of the Policies. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:

     General American Separate Account Two
     General American Separate Account Eleven
     General American Separate Account Twenty-Eight
     General American Separate Account Twenty-Nine
     Metropolitan Life Separate Account E
     Metropolitan Life Separate Account UL
     Metropolitan Life Variable Annuity Separate Account II
     Metropolitan Tower Separate Account One
     Metropolitan Tower Separate Account Two
     New England Life Retirement Investment Account
     New England Variable Annuity Fund I
     Paragon Separate Account A
     Paragon Separate Account B
     Paragon Separate Account C
     Paragon Separate Account D
     Security Equity Separate Account Twenty-Six
     Security Equity Separate Account Twenty-Seven
     Separate Account No. 13S


(b) The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 200 Park Avenue, New York, NY 10166.



NAME AND PRINCIPAL BUSINESS OFFICE     POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------   ---------------------------------------------------
Elizabeth M. Forget                    Chairman of the Board, President, CEO and Director
200 Park Avenue
New York, NY 10166





Todd Nevenhoven               Vice President and Director
4700 Westown Pkwy
Suite 200
West Des Moines, IA 50266





Bradd Chignoli            Director
501 Route 22
Bridgewater, NJ 08807





Derrick Kelson                      Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Thomas A. Schuster                  Director
200 Park Avenue
New York, NY 10166

Todd Katz                 Executive Vice President
501 Route 22
Bridgewater, NJ 08807





Marlene B. Debel        Executive Vice President
200 Park Avenue
New York, NY 100166





Elisabeth Bedore       Vice President and Chief Compliance Officer
One MetLife Way
Whippany, NJ 07981




Tyla L. Reynolds         Vice President and Secretary
600 North King Street
Wilmington DE 19801




Charles Connery        Vice President and Treasurer
One MetLife Way
Whippany, NJ 07981





Jamie Zaretsky         Chief Legal Officer
200 Park Avenue
New York, NY 10166


(c)        Compensation from the Registrant.


                                                                          (3)
                                                                    COMPENSATION ON
                                                      (2)         EVENTS OCCASIONING
                                               NET UNDERWRITING   THE DEDUCTION OF A       (4)           (5)
                     (1)                         DISCOUNTS AND      DEFERRED SALES      BROKERAGE       OTHER
        NAME OF PRINCIPAL UNDERWRITER             COMMISSIONS            LOAD          COMMISSIONS   COMPENSATION
--------------------------------------------- ------------------ -------------------- ------------- -------------
MetLife Investors Distribution Company....... $2,951,464         $0                   $0            $0

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


(a)        Registrant


(b)        Metropolitan Life Insurance Company
     200 Park Avenue
     New York, NY 10166


(c)        MetLife Investors Distribution Company
     200 Park Avenue
     New York, NY 10166



(d)        MetLife

     18210 Crane Nest Drive
     Tampa, FL 33647



(e)        MetLife

     One Financial Center
     Boston, MA 02111


ITEM 32. MANAGEMENT SERVICES

Not applicable

ITEM 33. FEE REPRESENTATION

Metropolitan Life represents that the fees and charges deducted under the Policies offered and sold pursuant to this amended Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life under the Policies.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Bridgewater, and the state of New Jersey, on this 17th day of April 2018.

                                        METROPOLITAN LIFE SEPARATE ACCOUNT UL
                                        (Registrant)

                                        BY: METROPOLITAN LIFE INSURANCE COMPANY
                                        (Depositor)

                                        BY:  /s/ Sabrina K Model
                                             -----------------------------
                                             Sabrina K. Model
                                             Vice President


                                        BY:  METROPOLITAN LIFE INSURANCE COMPANY
                                        (Depositor)

                                        BY:  /s/ Sabrina K Model
                                             -----------------------------
                                             Sabrina K. Model
                                             Vice President

                                   SIGNATURES


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 17, 2018.

         Signature                                         Title
         ---------                                         -----

                 *
---------------------------------
Steven Kandarian                    Chairman, President, Chief Executive Officer
                                                     and  Director

                 *
---------------------------------
Cheryl W. Grise                                        Director

                 *
---------------------------------
Carlos Gutierrez                                       Director

                 *
---------------------------------
Gerald L. Hassell                                      Director

                 *
---------------------------------
David Herzog                                           Director

                 *
---------------------------------
R. Glenn Hubbard                                       Director

                 *
---------------------------------
Alfred F. Kelly, Jr.                                   Director

                 *
---------------------------------
Edward J. Kelly, III                                   Director

                 *
---------------------------------
William E. Kennard                                     Director

                 *
---------------------------------
James Kilts                                            Director

                 *
---------------------------------
Catherine Kinney                                       Director

                 *
---------------------------------
Denise M. Morrison                                     Director



By:  /s/ Heather Harker
     ----------------------------
     Heather Harker
     Attorney-In-Fact
     April 17, 2018

* Metropolitan Life Insurance Company. Executed by Heather Harker, on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 Exhibit Index

Item 26(n)     Consent of Independent Registered Public Accounting Firm

Item 26(r)     Powers of Attorney